UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-5897
                                   ------------


                        AXP MARKET ADVANTAGE SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   50606 Ameriprise Financial Center, Minneapolis, Minnesota         55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     1/31
                         --------------
Date of reporting period:    1/31
                         --------------

Annual Report

                                          [RIVERSOURCE(SM) INVESTMENTS LOGO]


RIVERSOURCE(SM)
PORTFOLIO BUILDER SERIES

ANNUAL REPORT FOR THE
PERIOD ENDED JAN. 31, 2006
(2006 PROSPECTUS ENCLOSED)


> THIS ANNUAL DESCRIBES SIX FUNDS, EACH OF WHICH INVESTS IN OTHER
  RIVERSOURCE(SM) FUNDS. THE OBJECTIVE OF EACH FUND IS THE HIGHEST LEVEL OF TOTAL RETURN THAT IS CONSISTENT WITH AN ACCEPTABLE LEVEL OF RISK.

  RiverSource(SM) Portfolio Builder Conservative Fund (formerly AXP(R) Portfolio Builder Conservative Fund)
  RiverSource(SM) Portfolio Builder Moderate Conservative Fund (formerly AXP(R) Portfolio Builder Moderate Conservative Fund)
  RiverSource(SM) Portfolio Builder Moderate Fund (formerly AXP(R) Portfolio Builder Moderate Fund)
  RiverSource(SM) Portfolio Builder Moderate Aggressive Fund (formerly AXP(R) Portfolio Builder Moderate Aggressive Fund)
  RiverSource(SM) Portfolio Builder Aggressive Fund (formerly AXP(R) Portfolio Builder Aggressive Fund)
  RiverSource(SM) Portfolio Builder Total Equity Fund (formerly AXP(R) Portfolio Builder Total Equity Fund)

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

TABLE OF CONTENTS

Fund Snapshots.............................................................3
Portfolio Allocation.......................................................5
Investment Changes
   RiverSource Portfolio Builder Conservative Fund.........................7
   RiverSource Portfolio Builder Moderate Conservative Fund................8
   RiverSource Portfolio Builder Moderate Fund.............................9
   RiverSource Portfolio Builder Moderate Aggressive Fund.................10
   RiverSource Portfolio Builder Aggressive Fund..........................11
   RiverSource Portfolio Builder Total Equity Fund........................12
Performance Summaries.....................................................13
Questions & Answers with Portfolio Management.............................16
The Fund's Long-term Performance
   RiverSource Portfolio Builder Conservative Fund........................20
   RiverSource Portfolio Builder Moderate Conservative Fund...............22
   RiverSource Portfolio Builder Moderate Fund............................24
   RiverSource Portfolio Builder Moderate Aggressive Fund.................26
   RiverSource Portfolio Builder Aggressive Fund..........................28
   RiverSource Portfolio Builder Total Equity Fund........................30
Investments in Affiliated Funds...........................................32
Financial Statements .....................................................38
Notes to Financial Statements ............................................45
Report of Independent Registered Public Accounting Firm...................67
Federal Income Tax Information............................................68
Fund Expenses Example.....................................................72
Board Members and Officers................................................79
Proxy Voting..............................................................80
Results of Meeting of Shareholders........................................81



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2   --   RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT
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


FUND SNAPSHOTS

                              AT JAN. 31, 2006

-----------------------------------------------------------
 PORTFOLIO MANAGEMENT                                    <
-----------------------------------------------------------
PORTFOLIO MANAGERS             SINCE    YEARS IN INDUSTRY
Kent M. Bergene                 3/04           24
David M. Joy                    3/04           29
Michelle M. Keeley              3/04           20
William F. Truscott             3/04           23

The Capital Markets Committee provides initial guidance with respect to strategic asset allocation among the three main asset classes: equity, fixed income, and cash. The Asset Allocation Committee, comprised of Messrs. Joy and Truscott, and Ms. Keeley, next determines the asset class and investment category allocations for each Fund. The Fund Selection Committee, comprised of Messrs. Bergene, Joy and Truscott, and Ms. Keeley, then determines the underlying fund selections for each Fund.

-----------------------------------------------------------
 INCEPTION DATES                                         <
-----------------------------------------------------------
A: 3/4/04        B: 3/4/04       C: 3/4/04      Y: 3/4/04

-----------------------------------------------------------
 TICKER SYMBOLS                                          <
-----------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND
A: ABDAX         B: ABBDX        C: --          Y: --
RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND
A: AUCAX         B: AMDBX        C: --          Y: --
RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND
A: ABUAX         B: AURBX        C: AMTCX       Y: --
RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND
A: AXMAX         B: ABMBX        C: AGECX       Y: --
RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND
A: AXBAX         B: AXPBX        C: --          Y: --
RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND
A: AXTAX         B: AXTBX        C: --          Y: --

For more information about the underlying funds that make up each RiverSource Portfolio Builder Series funds, visit riversource.com/funds or call (800) 862-7919. On line, you can click on the Fund Documents section to view a Prospectus for each underlying fund, current Fact Sheets, Annual and Semiannual Reports, Quarterly Fund Commentary, Quarterly Holdings Filings and/or each underlying fund's Statement of Additional Information.You can download these documents or obtain free printed copies through your financial advisor. Please note when viewing performance information for each underlying fund that each RiverSource Portfolio Builder Series fund invests only in Class I shares of underlying funds.


------------------------------------------------------------------------------
 FUND OBJECTIVES                                                            <
------------------------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND

o Seeks the highest level of total return consistent with a conservative level of risk.

o Invests primarily in fixed income securities with a small complement of equity securities.

Total net assets                                              $115.1 million
Number of holdings                                                        31

RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND

o Seeks the highest level of total return consistent with a moderate conservative level of risk.

o Invests primarily in fixed income securities with a moderate complement of equities.

Total net assets                                              $225.6 million
Number of holdings                                                        33

RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND

o Seeks the highest level of total return consistent with a moderate level of risk.

o   Invests primarily in a balance of fixed income and equity securities.

Total net assets                                              $582.1 million
Number of holdings                                                        33

RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND

o Seeks the highest level of total return consistent with a moderate aggressive level of risk.

o Invests primarily in equities with a moderate complement of fixed income securities.

Total net assets                                              $719.6 million
Number of holdings                                                        33

RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND

o Seeks the highest level of total return consistent with an aggressive level of risk.

o Invests primarily in equities, with a small complement of fixed income securities.

Total net assets                                              $359.9 million
Number of holdings                                                        33

RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND

o Seeks the highest level of total return consistent with a very aggressive level of risk.

o   Invests entirely in equities under normal market conditions.

Total net assets                                              $305.3 million
Number of holdings                                                        26






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RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT  --   3
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


FUND SNAPSHOTS

The Portfolio Builder Funds are comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. See the Fund's prospectus for specific risks that may be associated with the underlying funds.

AN INVESTMENT IN MONEY MARKET FUNDS IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO MAINTAIN THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

Stocks of small- and mid-capitalization companies involve substantial risk. Historically, these stocks have experienced greater price volatility than stocks of larger companies, and they can be expected to do so in the future.

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, generally have more volatile prices and carry more risk to principal and income than investment grade securities.

International investing involves increased risk and volatility, not typically associated with domestic investing, due to potential political and economic instability, limited liquidity, volatile prices, lack of accounting, auditing, and financial reporting standards, changes in currency exchange rates, and differences in how trades are cleared and settled. Risks are particularly significant in emerging markets due to the dramatic pace of economic, social, and political change.

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4   --   RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT
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


FUND SNAPSHOTS

------------------------------------------------------------------------------
 RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND                           <
------------------------------------------------------------------------------

PORTFOLIO ALLOCATION
Percentage of portfolio assets at Jan. 31, 2006

                                                         [Pie Graph]
FIXED INCOME FUNDS
   Investment Grade 61.3%
   Inflation Protected Securities 6.1%
   Global Bond 1.2%

CASH EQUIVALENTS
   Money Market 7.6%

EQUITY FUNDS
   U.S. Large Cap 14.5%
   International 5.2%
   U.S. Mid Cap 2.2%
   Real Estate 1.1%
   U.S. Small Cap 0.8%


TOP FIVE HOLDINGS
Percentage of portfolio assets at Jan. 31, 2006
 RiverSource Core Bond Fund                                            17.5%
 RiverSource Selective Fund                                            16.2
 RiverSource Limited Duration Bond Fund                                14.5
 RiverSource Short Duration U.S. Government Fund                       13.0
 RiverSource Cash Management Fund                                       7.6

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."


------------------------------------------------------------------------------
 RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND                  <
------------------------------------------------------------------------------

PORTFOLIO ALLOCATION
Percentage of portfolio assets at Jan. 31, 2006
                                                         [Pie Graph]
FIXED INCOME FUNDS
   Investment Grade 42.0%
   Global Bond 6.1%
   Inflation Protected Securities 6.1%
   High Yield 3.7%

CASH EQUIVALENTS
   Money Market 3.0%

EQUITY FUNDS
   U.S. Large Cap 24.1%
   International 8.8%
   U.S. Mid Cap 3.7%
   U.S. Small Cap 1.4%
   Real Estate 1.1%


TOP FIVE HOLDINGS
Percentage of portfolio assets at Jan. 31, 2006
 RiverSource Limited Duration Bond Fund                                15.1%
 RiverSource Selective Fund                                            12.6
 RiverSource Short Duration U.S. Government Fund                        7.9
 RiverSource Core Bond Fund                                             6.3
 RiverSource Global Bond Fund                                           6.1

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."


------------------------------------------------------------------------------
 RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND                               <
------------------------------------------------------------------------------

PORTFOLIO ALLOCATION
Percentage of portfolio assets at Jan. 31, 2006
                                                         [Pie Graph]
EQUITY FUNDS
   U.S. Large Cap 32.9%
   International 12.1%
   U.S. Mid Cap 5.1%
   Real Estate 2.1%
   U.S. Small Cap 1.9%

FIXED INCOME FUNDS
   Investment Grade 25.3%
   High Yield 8.2%
   Inflation Protected Securities 6.4%
   Global Bond 6.0%


TOP FIVE HOLDINGS
Percentage of portfolio assets at Jan. 31, 2006
 RiverSource Selective Fund                                            12.5%
 RiverSource Core Bond Fund                                            10.1
 RiverSource Income Opportunities Fund                                  8.3
 RiverSource Growth Fund                                                6.9
 RiverSource Inflation Protected Securities Fund                        6.4

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

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RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT  --   5
------------------------------------------------------------------------------

FUND SNAPSHOTS

------------------------------------------------------------------------------
 RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND                    <
------------------------------------------------------------------------------

PORTFOLIO ALLOCATION
Percentage of portfolio assets at Jan. 31, 2006
                                                         [Pie Graph]
EQUITY FUNDS
   U.S. Large Cap 42.3%
   International 15.5%
   U.S. Mid Cap 6.6%
   U.S. Small Cap 2.4%
   Real Estate 2.1%

FIXED INCOME FUNDS
   Investment Grade 15.6%
   Global Bond 6.2%
   Inflation Protected Securities 6.2%
   High Yield 3.1%


TOP FIVE HOLDINGS
Percentage of portfolio assets at Jan. 31, 2006
 RiverSource Growth Fund                                                8.8%
 RiverSource Core Bond Fund                                             6.3
 RiverSource Disciplined Equity Fund                                    6.3
 RiverSource Global Bond Fund                                           6.2
 RiverSource Inflation Protected Securities Fund                        6.2

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

------------------------------------------------------------------------------
 RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND                             <
------------------------------------------------------------------------------

PORTFOLIO ALLOCATION
Percentage of portfolio assets at Jan. 31, 2006
                                                         [Pie Graph]
EQUITY FUNDS
   U.S. Large Cap 51.7%
   International 18.9%
   U.S. Mid Cap 8.0%
   U.S. Small Cap 2.9%
   Real Estate 2.1%

FIXED INCOME FUNDS
   Investment Grade 9.3%
   High Yield 3.3%
   Global Bond 2.2%
   Inflation Protected Securities 1.6%


TOP FIVE HOLDINGS
Percentage of portfolio assets at Jan. 31, 2006
 RiverSource Growth Fund                                               10.8%
 RiverSource Disciplined Equity Fund                                    7.7
 RiverSource Diversified Equity Income Fund                             7.4
 RiverSource Fundamental Growth Fund                                    6.8
 RiverSource International Aggressive Growth Fund                       5.8

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

------------------------------------------------------------------------------
 RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND                           <
------------------------------------------------------------------------------

PORTFOLIO ALLOCATION
Percentage of portfolio assets at Jan. 31, 2006
                                                         [Pie Graph]
EQUITY FUNDS
   U.S. Large Cap 62.1%
   International 22.8%
   U.S. Mid Cap 9.5%
   U.S. Small Cap 3.5%
   Real Estate 2.1%

TOP FIVE HOLDINGS
Percentage of portfolio assets at Jan. 31, 2006
 RiverSource Growth Fund                                               12.9%
 RiverSource Disciplined Equity Fund                                    9.4
 RiverSource Diversified Equity Income Fund                             8.9
 RiverSource Fundamental Growth Fund                                    8.1
 RiverSource International Aggressive Growth Fund                       7.0

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

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6   --   RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

INVESTMENT CHANGES

----------------------------------------------------------------------------------------------------------------------
 RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND                                                                    <
----------------------------------------------------------------------------------------------------------------------

Fund holdings at Jan. 31, 2006                                        % OF FUND'S       % OF FUND'S PORTFOLIO ASSETS
                                                                    PORTFOLIO ASSETS             6 MONTHS AGO
                                                                  ----------------------------------------------------
GLOBAL BOND FUND
 RiverSource Global Bond Fund                                             1.2%                       1.1%
                                                                  ----------------------------------------------------
INFLATION PROTECTED SECURITIES FUND
 RiverSource Inflation Protected Securities Fund                          6.1%                       5.5%
                                                                  ----------------------------------------------------
INVESTMENT GRADE FIXED-INCOME FUNDS
Includes government, corporate, mortgage and agency securities
 RiverSource Core Bond Fund                                              17.5%                      15.9%
 RiverSource Limited Duration Bond Fund                                  14.5%                      11.4%
 RiverSource Selective Fund                                              16.2%                      21.8%
 RiverSource Short Duration U.S. Government Fund                         13.0%                      12.7%
                                                                  ----------------------------------------------------
                                                                         61.2%                      61.8%
                                                                  ----------------------------------------------------
INTERNATIONAL EQUITY FUNDS
 RiverSource International Aggressive Growth Fund                         1.8%                       1.4%
 RiverSource International Equity Fund                                    1.0%                       0.8%
 RiverSource International Opportunity Fund                               1.0%                       0.9%
 RiverSource International Select Value Fund                              1.3%                       1.1%
 RiverSource International Small Cap Fund                                 0.2%                       0.2%
                                                                  ----------------------------------------------------
                                                                          5.3%                       4.4%
                                                                  ----------------------------------------------------
DOMESTIC EQUITY FUNDS
 RiverSource Real Estate Fund                                             1.1%                       3.2%
 RiverSource Disciplined Equity Fund                                      2.2%                       1.6%
 RiverSource Diversified Equity Income Fund                               2.0%                       1.7%
 RiverSource Fundamental Growth Fund                                      1.9%                       1.7%
 RiverSource Fundamental Value Fund                                       1.2%                       0.9%
 RiverSource Growth Fund                                                  3.0%                       2.9%
 RiverSource Large Cap Equity Fund                                        0.4%                       0.8%
 RiverSource Large Cap Value Fund                                         0.6%                       0.7%
 RiverSource New Dimensions Fund(R)                                       1.4%                       1.4%
 RiverSource Stock Fund                                                   0.5%                       0.5%
 RiverSource Value Fund                                                   1.2%                       1.1%
 RiverSource Aggressive Growth Fund                                       1.1%                       1.0%
 RiverSource Mid Cap Growth Fund                                          0.7%                       0.7%
 RiverSource Mid Cap Value Fund                                           0.2%                       0.2%
 RiverSource Select Value Fund                                            0.2%                       0.3%
 RiverSource Small Cap Advantage Fund                                     0.2%                       0.2%
 RiverSource Small Cap Equity Fund                                        0.2%                       0.2%
 RiverSource Small Cap Growth Fund                                        0.3%                       0.2%
 RiverSource Small Cap Value Fund                                         0.2%                       0.2%
                                                                  ----------------------------------------------------
                                                                         18.6%                      19.5%
                                                                  ----------------------------------------------------
MONEY MARKET FUND
 RiverSource Cash Management Fund                                         7.6%                       7.7%
                                                                  ----------------------------------------------------
                                                                        100.0%                     100.0%
                                                                  ----------------------------------------------------


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RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT  --   7
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

INVESTMENT CHANGES

----------------------------------------------------------------------------------------------------------------------
 RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND                                                          <
----------------------------------------------------------------------------------------------------------------------

Fund holdings at Jan. 31, 2006                                        % OF FUND'S       % OF FUND'S PORTFOLIO ASSETS
                                                                    PORTFOLIO ASSETS             6 MONTHS AGO
                                                                  ----------------------------------------------------
GLOBAL BOND FUND
 RiverSource Global Bond Fund                                             6.1%                       6.2%
                                                                  ----------------------------------------------------
HIGH YIELD FIXED-INCOME FUND
 RiverSource Income Opportunities Fund                                    3.7%                       3.7%
                                                                  ----------------------------------------------------
INFLATION PROTECTED SECURITIES FUND
 RiverSource Inflation Protected Securities Fund                          6.1%                       6.0%
                                                                  ----------------------------------------------------
INVESTMENT GRADE FIXED-INCOME FUNDS
Includes government, corporate, mortgage and agency securities
 RiverSource Core Bond Fund                                               6.4%                       6.7%
 RiverSource Limited Duration Bond Fund                                  15.1%                      12.2%
 RiverSource Selective Fund                                              12.6%                      15.2%
 RiverSource Short Duration U.S. Government Fund                          7.9%                       8.0%
                                                                  ----------------------------------------------------
                                                                         42.0%                      42.1%
                                                                  ----------------------------------------------------
INTERNATIONAL EQUITY FUNDS
 RiverSource Emerging Markets Fund                                        0.7%                       0.6%
 RiverSource International Aggressive Growth Fund                         2.7%                       2.3%
 RiverSource International Equity Fund                                    1.5%                       1.3%
 RiverSource International Opportunity Fund                               1.6%                       1.4%
 RiverSource International Select Value Fund                              2.0%                       1.7%
 RiverSource International Small Cap Fund                                 0.3%                       0.3%
                                                                  ----------------------------------------------------
                                                                          8.8%                       7.6%
                                                                  ----------------------------------------------------
DOMESTIC EQUITY FUNDS
 RiverSource Real Estate Fund                                             1.1%                       3.2%
 RiverSource Disciplined Equity Fund                                      3.6%                       2.8%
 RiverSource Diversified Equity Income Fund                               3.5%                       2.9%
 RiverSource Fundamental Growth Fund                                      3.2%                       3.0%
 RiverSource Fundamental Value Fund                                       1.9%                       1.5%
 RiverSource Growth Fund                                                  5.0%                       4.9%
 RiverSource Large Cap Equity Fund                                        0.8%                       1.4%
 RiverSource Large Cap Value Fund                                         1.0%                       1.3%
 RiverSource New Dimensions Fund(R)                                       2.4%                       2.4%
 RiverSource Stock Fund                                                   0.9%                       0.9%
 RiverSource Value Fund                                                   1.9%                       1.9%
 RiverSource Aggressive Growth Fund                                       1.8%                       1.7%
 RiverSource Mid Cap Growth Fund                                          1.2%                       1.2%
 RiverSource Mid Cap Value Fund                                           0.4%                       0.4%
 RiverSource Select Value Fund                                            0.3%                       0.5%
 RiverSource Small Cap Advantage Fund                                     0.3%                       0.3%
 RiverSource Small Cap Equity Fund                                        0.3%                       0.3%
 RiverSource Small Cap Growth Fund                                        0.4%                       0.3%
 RiverSource Small Cap Value Fund                                         0.3%                       0.4%
                                                                  ----------------------------------------------------
                                                                         30.3%                      31.3%
                                                                  ----------------------------------------------------
MONEY MARKET FUND
 RiverSource Cash Management Fund                                         3.0%                       3.1%
                                                                  ----------------------------------------------------
                                                                        100.0%                     100.0%
                                                                  ----------------------------------------------------

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8   --   RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT
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


INVESTMENT CHANGES

----------------------------------------------------------------------------------------------------------------------
 RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND                                                                       <
----------------------------------------------------------------------------------------------------------------------

Fund holdings at Jan. 31, 2006                                        % OF FUND'S       % OF FUND'S PORTFOLIO ASSETS
                                                                    PORTFOLIO ASSETS             6 MONTHS AGO
                                                                  ----------------------------------------------------
INTERNATIONAL EQUITY FUNDS
 RiverSource Emerging Markets Fund                                        1.0%                       0.8%
 RiverSource International Aggressive Growth Fund                         3.7%                       3.2%
 RiverSource International Equity Fund                                    2.0%                       1.8%
 RiverSource International Opportunity Fund                               2.2%                       2.0%
 RiverSource International Select Value Fund                              2.7%                       2.4%
 RiverSource International Small Cap Fund                                 0.4%                       0.4%
                                                                  ----------------------------------------------------
                                                                         12.0%                      10.6%
                                                                  ----------------------------------------------------
DOMESTIC EQUITY FUNDS
 RiverSource Real Estate Fund                                             2.1%                       3.2%
 RiverSource Disciplined Equity Fund                                      4.9%                       3.9%
 RiverSource Diversified Equity Income Fund                               4.7%                       4.2%
 RiverSource Fundamental Growth Fund                                      4.4%                       4.3%
 RiverSource Fundamental Value Fund                                       2.5%                       2.2%
 RiverSource Growth Fund                                                  6.9%                       7.0%
 RiverSource Large Cap Equity Fund                                        1.0%                       2.1%
 RiverSource Large Cap Value Fund                                         1.3%                       1.8%
 RiverSource New Dimensions Fund(R)                                       3.2%                       3.4%
 RiverSource Stock Fund                                                   1.3%                       1.3%
 RiverSource Value Fund                                                   2.7%                       2.7%
 RiverSource Aggressive Growth Fund                                       2.5%                       2.5%
 RiverSource Mid Cap Growth Fund                                          1.7%                       1.8%
 RiverSource Mid Cap Value Fund                                           0.5%                       0.5%
 RiverSource Select Value Fund                                            0.4%                       0.8%
 RiverSource Small Cap Advantage Fund                                     0.4%                       0.4%
 RiverSource Small Cap Equity Fund                                        0.5%                       0.4%
 RiverSource Small Cap Growth Fund                                        0.6%                       0.4%
 RiverSource Small Cap Value Fund                                         0.4%                       0.5%
                                                                  ----------------------------------------------------
                                                                         42.0%                      43.4%
                                                                  ----------------------------------------------------
GLOBAL BOND FUND
 RiverSource Global Bond Fund                                             6.0%                       6.0%
                                                                  ----------------------------------------------------
HIGH YIELD FIXED-INCOME FUND
 RiverSource Income Opportunities Fund                                    8.3%                       8.4%
                                                                  ----------------------------------------------------
INFLATION PROTECTED SECURITIES FUND
 RiverSource Inflation Protected Securities Fund                          6.4%                       4.6%
                                                                  ----------------------------------------------------
INVESTMENT GRADE FIXED-INCOME FUNDS
Includes government, corporate, mortgage and agency securities
 RiverSource Core Bond Fund                                              10.1%                      10.7%
 RiverSource Limited Duration Bond Fund                                   2.3%                       2.3%
 RiverSource Selective Fund                                              12.4%                      13.6%
 RiverSource Short Duration U.S. Government Fund                          0.5%                       0.4%
                                                                  ----------------------------------------------------
                                                                         25.3%                      27.0%
                                                                  ----------------------------------------------------

MONEY MARKET FUND
 RiverSource Cash Management Fund                                          --%                        --%
                                                                  ----------------------------------------------------
                                                                        100.0%                       100%
                                                                  ----------------------------------------------------

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RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT  --   9
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


INVESTMENT CHANGES

----------------------------------------------------------------------------------------------------------------------
 RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND                                                            <
----------------------------------------------------------------------------------------------------------------------

Fund holdings at Jan. 31, 2006                                        % OF FUND'S       % OF FUND'S PORTFOLIO ASSETS
                                                                    PORTFOLIO ASSETS             6 MONTHS AGO
                                                                  ----------------------------------------------------
INTERNATIONAL EQUITY FUNDS
 RiverSource Emerging Markets Fund                                        1.2%                       1.0%
 RiverSource International Aggressive Growth Fund                         4.8%                       4.1%
 RiverSource International Equity Fund                                    2.6%                       2.4%
 RiverSource International Opportunity Fund                               2.8%                       2.6%
 RiverSource International Select Value Fund                              3.5%                       3.1%
 RiverSource International Small Cap Fund                                 0.6%                       0.5%
                                                                  ----------------------------------------------------
                                                                         15.5%                      13.7%
                                                                  ----------------------------------------------------
DOMESTIC EQUITY FUNDS
 RiverSource Real Estate Fund                                             2.1%                       3.2%
 RiverSource Disciplined Equity Fund                                      6.3%                       5.0%
 RiverSource Diversified Equity Income Fund                               6.1%                       5.4%
 RiverSource Fundamental Growth Fund                                      5.6%                       5.6%
 RiverSource Fundamental Value Fund                                       3.2%                       2.9%
 RiverSource Growth Fund                                                  8.8%                       9.1%
 RiverSource Large Cap Equity Fund                                        1.3%                       2.7%
 RiverSource Large Cap Value Fund                                         1.7%                       2.3%
 RiverSource New Dimensions Fund(R)                                       4.2%                       4.3%
 RiverSource Stock Fund                                                   1.7%                       1.7%
 RiverSource Value Fund                                                   3.4%                       3.4%
 RiverSource Aggressive Growth Fund                                       3.2%                       3.1%
 RiverSource Mid Cap Growth Fund                                          2.2%                       2.3%
 RiverSource Mid Cap Value Fund                                           0.7%                       0.7%
 RiverSource Select Value Fund                                            0.5%                       1.0%
 RiverSource Small Cap Advantage Fund                                     0.5%                       0.5%
 RiverSource Small Cap Equity Fund                                        0.6%                       0.6%
 RiverSource Small Cap Growth Fund                                        0.8%                       0.6%
 RiverSource Small Cap Value Fund                                         0.5%                       0.7%
                                                                  ----------------------------------------------------
                                                                         53.4%                      55.1%
                                                                  ----------------------------------------------------
GLOBAL BOND FUND
 RiverSource Global Bond Fund                                             6.2%                       6.3%
                                                                  ----------------------------------------------------
HIGH YIELD FIXED-INCOME FUND
 RiverSource Income Opportunities Fund                                    3.1%                       3.2%
                                                                  ----------------------------------------------------
INFLATION PROTECTED SECURITIES FUND
 RiverSource Inflation Protected Securities Fund                          6.2%                       3.1%
                                                                  ----------------------------------------------------
INVESTMENT GRADE FIXED-INCOME FUNDS
Includes government, corporate, mortgage and agency securities
 RiverSource Core Bond Fund                                               6.3%                       6.8%
 RiverSource Limited Duration Bond Fund                                   3.1%                       3.1%
 RiverSource Selective Fund                                               5.3%                       7.5%
 RiverSource Short Duration U.S. Government Fund                          0.9%                       1.2%
                                                                  ----------------------------------------------------
                                                                         15.6%                      18.6%
                                                                  ----------------------------------------------------
MONEY MARKET FUND
 RiverSource Cash Management Fund                                          --%                        --%
                                                                  ----------------------------------------------------
                                                                          100%                      100.0%
                                                                  ----------------------------------------------------

------------------------------------------------------------------------------
10   --   RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

INVESTMENT CHANGES

----------------------------------------------------------------------------------------------------------------------
 RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND                                                                     <
----------------------------------------------------------------------------------------------------------------------

Fund holdings at Jan. 31, 2006                                        % OF FUND'S       % OF FUND'S PORTFOLIO ASSETS
                                                                    PORTFOLIO ASSETS             6 MONTHS AGO
                                                                  ----------------------------------------------------
INTERNATIONAL EQUITY FUNDS
 RiverSource Emerging Markets Fund                                        1.5%                       1.3%
 RiverSource International Aggressive Growth Fund                         5.8%                       5.1%
 RiverSource International Equity Fund                                    3.2%                       2.9%
 RiverSource International Opportunity Fund                               3.5%                       3.1%
 RiverSource International Select Value Fund                              4.3%                       3.8%
 RiverSource International Small Cap Fund                                 0.7%                       0.6%
                                                                  ----------------------------------------------------
                                                                         19.0%                      16.8%
                                                                  ----------------------------------------------------
DOMESTIC EQUITY FUNDS
 RiverSource Real Estate Fund                                             2.1%                       3.2%
 RiverSource Disciplined Equity Fund                                      7.7%                       6.2%
 RiverSource Diversified Equity Income Fund                               7.4%                       6.7%
 RiverSource Fundamental Growth Fund                                      6.8%                       6.9%
 RiverSource Fundamental Value Fund                                       4.0%                       3.5%
 RiverSource Growth Fund                                                 10.8%                      11.1%
 RiverSource Large Cap Equity Fund                                        1.6%                       3.2%
 RiverSource Large Cap Value Fund                                         2.1%                       2.9%
 RiverSource New Dimensions Fund(R)                                       5.1%                       5.2%
 RiverSource Stock Fund                                                   2.0%                       2.0%
 RiverSource Value Fund                                                   4.2%                       4.2%
 RiverSource Aggressive Growth Fund                                       3.9%                       3.9%
 RiverSource Mid Cap Growth Fund                                          2.6%                       2.8%
 RiverSource Mid Cap Value Fund                                           0.8%                       0.8%
 RiverSource Select Value Fund                                            0.7%                       1.2%
 RiverSource Small Cap Advantage Fund                                     0.6%                       0.6%
 RiverSource Small Cap Equity Fund                                        0.7%                       0.7%
 RiverSource Small Cap Growth Fund                                        0.9%                       0.7%
 RiverSource Small Cap Value Fund                                         0.6%                       0.8%
                                                                  ----------------------------------------------------
                                                                         64.6%                      66.6%
                                                                  ----------------------------------------------------
GLOBAL BOND FUNDS
 RiverSource Global Bond Fund                                             2.2%                       2.2%
                                                                  ----------------------------------------------------
HIGH YIELD FIXED-INCOME FUNDS
 RiverSource Income Opportunities Fund                                    3.3%                       3.4%
                                                                  ----------------------------------------------------
INFLATION PROTECTED SECURITIES
 RiverSource Inflation Protected Securities Fund                          1.6%                        --%
                                                                  ----------------------------------------------------
INVESTMENT GRADE FIXED-INCOME FUNDS
Includes government, corporate, mortgage and agency securities
 RiverSource Core Bond Fund                                               1.5%                       1.7%
 RiverSource Limited Duration Bond Fund                                   4.6%                       4.6%
 RiverSource Selective Fund                                               0.1%                       4.7%
 RiverSource Short Duration U.S. Government Fund                          3.1%                        --%
                                                                  ----------------------------------------------------
                                                                          9.3%                      11.0%
                                                                  ----------------------------------------------------
MONEY MARKET FUND
 RiverSource Cash Management Fund                                          --%                        --%
                                                                  ----------------------------------------------------
                                                                          100%                     100.0%
                                                                  ----------------------------------------------------

------------------------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT  --   11
------------------------------------------------------------------------------

INVESTMENT CHANGES

----------------------------------------------------------------------------------------------------------------------
 RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND                                                                   <
----------------------------------------------------------------------------------------------------------------------

Fund holdings at Jan. 31, 2006                                        % OF FUND'S       % OF FUND'S PORTFOLIO ASSETS
                                                                    PORTFOLIO ASSETS             6 MONTHS AGO
                                                                  ----------------------------------------------------
INTERNATIONAL EQUITY FUNDS
 RiverSource Emerging Markets Fund                                        1.8%                       1.5%
 RiverSource International Aggressive Growth Fund                         7.0%                       6.1%
 RiverSource International Equity Fund                                    3.8%                       3.5%
 RiverSource International Opportunity Fund                               4.2%                       3.8%
 RiverSource International Select Value Fund                              5.1%                       4.6%
 RiverSource International Small Cap Fund                                 0.9%                       0.8%
                                                                  ----------------------------------------------------
                                                                         22.8%                      20.3%
                                                                  ----------------------------------------------------
DOMESTIC EQUITY FUND
 RiverSource Real Estate Fund                                             2.1%                       3.1%
 RiverSource Disciplined Equity Fund                                      9.4%                       7.5%
 RiverSource Diversified Equity Income Fund                               8.9%                       8.0%
 RiverSource Fundamental Growth Fund                                      8.1%                       8.3%
 RiverSource Fundamental Value Fund                                       5.0%                       4.2%
 RiverSource Growth Fund                                                 12.9%                      13.4%
 RiverSource Large Cap Equity Fund                                        1.9%                       3.9%
 RiverSource Large Cap Value Fund                                         2.4%                       3.5%
 RiverSource New Dimensions Fund(R)                                       6.1%                       6.3%
 RiverSource Stock Fund                                                   2.4%                       2.5%
 RiverSource Value Fund                                                   5.0%                       5.1%
 RiverSource Aggressive Growth Fund                                       4.6%                       4.6%
 RiverSource Mid Cap Growth Fund                                          3.1%                       3.4%
 RiverSource Mid Cap Value Fund                                           0.9%                       1.0%
 RiverSource Select Value Fund                                            0.8%                       1.5%
 RiverSource Small Cap Advantage Fund                                     0.8%                       0.8%
 RiverSource Small Cap Equity Fund                                        0.9%                       0.8%
 RiverSource Small Cap Growth Fund                                        1.1%                       0.8%
 RiverSource Small Cap Value Fund                                         0.8%                       1.0%
                                                                  ----------------------------------------------------
                                                                         77.2%                      79.7%
                                                                  ----------------------------------------------------
MONEY MARKET FUND
 RiverSource Cash Management Fund                                          --%                        --%
                                                                  ----------------------------------------------------
                                                                        100.0%                     100.0%
                                                                  ----------------------------------------------------

------------------------------------------------------------------------------
12   --   RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

PERFORMANCE SUMMARIES

------------------------------------------------------------------------------
                        RIVERSOURCE PORTFOLIO BUILDER
                              CONSERVATIVE FUND
------------------------------------------------------------------------------

                                [Bar Graph]

                           PERFORMANCE COMPARISON
                     For the period ended Jan. 31, 2006

+4.97% = Portfolio Builder Conservative Fund Class A (excluding sales charge) +1.80% = Lehman Brothers Aggregate Bond Index (unmanaged)
+12.67% = Russell 3000 Index (unmanaged)
+3.16%  = Citigroup 3-Month U.S. Treasury Bill Index (unmanaged)
+23.28% = MSCI EAFE Index (unmanaged)
+4.34%  = Blended Index (unmanaged)

(see "The Fund`s Long-term Performance" for Index descriptions)

------------------------------------------------------------------------------
                   RIVERSOURCE PORTFOLIO BUILDER MODERATE
                              CONSERVATIVE FUND
------------------------------------------------------------------------------

                                [Bar Graph]

                           PERFORMANCE COMPARISON
                     For the period ended Jan. 31, 2006

+7.18%  = Portfolio Builder Moderate Conservative Fund Class A (excluding sales charge)
+1.80%  = Lehman Brothers Aggregate Bond Index (unmanaged)
+12.67% = Russell 3000 Index (unmanaged)
+23.28% = MSCI EAFE Index (unmanaged)
+3.16%  = Citigroup 3-Month U.S. Treasury Bill Index (unmanaged)
+6.27%  = Blended Index (unmanaged)

(see "The Fund`s Long-term Performance" for Index descriptions)

------------------------------------------------------------------------------
                        RIVERSOURCE PORTFOLIO BUILDER
                                MODERATE FUND
------------------------------------------------------------------------------

                                [Bar Graph]

                           PERFORMANCE COMPARISON
                     For the period ended Jan. 31, 2006

+9.64% = Portfolio Builder Moderate Fund Class A (excluding sales charge) +1.80% = Lehman Brothers Aggregate Bond Index (unmanaged)
+12.67% = Russell 3000 Index (unmanaged)
+23.28% = MSCI EAFE Index (unmanaged)
+8.21%  = Blended Index (unmanaged)

(see "The Fund`s Long-term Performance" for Index descriptions)


------------------------------------------------------------------------------
                        RIVERSOURCE PORTFOLIO BUILDER
                          MODERATE AGGRESSIVE FUND
------------------------------------------------------------------------------

                                [Bar Graph]

                           PERFORMANCE COMPARISON
                     For the period ended Jan. 31, 2006

+11.72% = Portfolio Builder Moderate Aggressive Fund Class A (excluding sales charge)
+12.67% = Russell 3000 Index (unmanaged)
+1.80%  = Lehman Brothers Aggregate Bond Index (unmanaged)
+23.28% = MSCI EAFE Index (unmanaged)
+10.17% = Blended Index (unmanaged)

(see "The Fund`s Long-term Performance" for Index descriptions)

------------------------------------------------------------------------------
                        RIVERSOURCE PORTFOLIO BUILDER
                               AGGRESSIVE FUND
------------------------------------------------------------------------------

                                [Bar Graph]

                           PERFORMANCE COMPARISON
                     For the period ended Jan. 31, 2006

+14.26% = Portfolio Builder Aggressive Fund Class A (excluding sales charge) +12.67% = Russell 3000 Index (unmanaged)
+1.80%  = Lehman Brothers Aggregate Bond Index (unmanaged)
+23.28% = MSCI EAFE Index (unmanaged)
+12.14% = Blended Index (unmanaged)

(see "The Fund`s Long-term Performance" for Index descriptions)

------------------------------------------------------------------------------
                        RIVERSOURCE PORTFOLIO BUILDER
                              TOTAL EQUITY FUND
------------------------------------------------------------------------------

                                [Bar Graph]

                           PERFORMANCE COMPARISON
                     For the period ended Jan. 31, 2006

+16.99% = Portfolio Builder Total Equity Fund Class A (excluding sales charge)
+12.67% = Russell 3000 Index (unmanaged)
+23.28% = MSCI EAFE Index (unmanaged)
+14.78% = Blended Index (unmanaged)

(see "The Fund`s Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by calling
(800) 862-7919 or visiting www.riversource.com/funds.

The sales charge for Class A shares of RiverSource Portfolio Builder Conservative Fund and RiverSource Portfolio Builder Moderate Conservative Fund is 4.75% and 5.75% for all other funds shown. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses and taxes.

------------------------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT  --   13
------------------------------------------------------------------------------

PERFORMANCE SUMMARIES

--------------------------------------------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS                                                                                    <
--------------------------------------------------------------------------------------------------------------------

                                                CLASS A               CLASS B              CLASS C          CLASS Y
(INCEPTION DATES)                               (3/4/04)              (3/4/04)             (3/4/04)         (3/4/04)
                                           NAV(1)     POP(2)     NAV(1)  AFTER CDSC(3) NAV(1) AFTER CDSC(4)  NAV(5)

RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND
AT JAN. 31, 2006
 1 year                                    +4.97%     -0.02%     +4.12%     -0.88%     +4.16%     +3.16%     +5.04%
 Since inception*                          +4.45%     +1.83%     +3.66%     +1.62%     +3.69%     +3.69%     +4.60%

AT DEC. 31, 2005
 1 year                                    +3.25%     -1.66%     +2.51%     -2.47%     +2.45%     +1.45%     +3.31%
 Since inception*                          +4.00%     +1.27%     +3.23%     +1.08%     +3.21%     +3.21%     +4.14%

RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND
AT JAN. 31, 2006
 1 year                                    +7.18%     +2.10%     +6.41%     +1.41%     +6.29%     +5.29%     +7.37%
 Since inception*                          +6.32%     +3.65%     +5.52%     +3.51%     +5.51%     +5.51%     +6.52%

AT DEC. 31, 2005
 1 year                                    +4.07%     -0.87%     +3.41%     -1.59%     +3.29%     +2.29%     +4.34%
 Since inception*                          +5.47%     +2.70%     +4.69%     +2.56%     +4.68%     +4.68%     +5.67%

RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND
AT JAN. 31, 2006
 1 year                                    +9.64%     +3.33%     +8.86%     +3.86%     +8.86%     +7.86%     +9.80%
 Since inception*                          +8.18%     +4.88%     +7.34%     +5.36%     +7.37%     +7.37%     +8.41%

AT DEC. 31, 2005
 1 year                                    +5.36%     -0.71%     +4.59%     -0.41%     +4.60%     +3.60%     +5.60%
 Since inception*                          +6.96%     +3.54%     +6.13%     +4.03%     +6.17%     +6.17%     +7.24%


(1) Excluding sales charge.

(2) Returns at public offering price (POP) reflect a sales charge of 4.75% for RiverSource Portfolio Builder Conservative Fund and RiverSource
    Portfolio Builder Moderate Conservative Fund and 5.75% for RiverSource
    Portfolio Builder Moderate Fund.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%;
    fifth year 2%; sixth year 1%; no sales charge thereafter.

(4) 1% CDSC applies to redemptions made within the first year of purchase.

(5) Sales charge is not applicable to these shares. Shares available to institutional investors only.

*   Not annualized

------------------------------------------------------------------------------
14   --   RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

PERFORMANCE SUMMARIES

--------------------------------------------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS                                                                                    <
--------------------------------------------------------------------------------------------------------------------

                                                CLASS A               CLASS B              CLASS C          CLASS Y
(INCEPTION DATES)                               (3/4/04)              (3/4/04)             (3/4/04)         (3/4/04)
                                           NAV(1)     POP(2)     NAV(1)  AFTER CDSC(3) NAV(1) AFTER CDSC(4)  NAV(5)

RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND
AT JAN. 31, 2006
 1 year                                    +11.72%     +5.30%    +10.90%     +5.90%    +10.91%     +9.91%    +12.02%
 Since inception*                           +9.23%     +5.90%     +8.42%     +6.46%     +8.42%     +8.42%     +9.45%

AT DEC. 31, 2005
 1 year                                     +6.36%     +0.24%     +5.56%     +0.56%     +5.57%     +4.57%     +6.65%
 Since inception*                           +7.71%     +4.27%     +6.86%     +4.77%     +6.86%     +6.86%     +7.94%

RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND
AT JAN. 31, 2006
 1 year                                    +14.26%     +7.70%    +13.48%     +8.48%    +13.40%    +12.40%    +14.46%
 Since inception*                          +10.43%     +7.07%     +9.60%     +7.67%     +9.54%     +9.54%    +10.61%

AT DEC. 31, 2005
 1 year                                     +7.71%     +1.51%     +6.93%     +1.93%     +6.96%     +5.96%     +7.90%
 Since inception*                           +8.53%     +5.07%     +7.71%     +5.64%     +7.64%     +7.64%     +8.71%

RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND
AT JAN. 31, 2006
 1 year                                    +16.99%    +10.26%    +16.11%    +11.11%    +16.10%    +15.10%    +17.23%
 Since inception*                          +11.80%     +8.39%    +10.92%     +9.00%    +10.91%    +10.91%    +11.99%

AT DEC. 31, 2005
 1 year                                     +9.04%     +2.78%     +8.27%     +3.27%     +8.25%     +7.25%     +9.17%
 Since inception*                           +9.48%     +5.99%     +8.66%     +6.60%     +8.65%     +8.65%     +9.68%


(1) Excluding sales charge.

(2) Returns at public offering price (POP) reflect a sales charge of 5.75% for RiverSource Portfolio Builder Moderate Aggressive Fund, RiverSource
    Portfolio Builder Aggressive Fund and RiverSource Portfolio Builder
    Total Equity Fund.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%;
    fifth year 2%; sixth year 1%; no sales charge thereafter.

(4) 1% CDSC applies to redemptions made within the first year of purchase.

(5) Sales charge is not applicable to these shares. Shares available to institutional investors only.

*   Not annualized

------------------------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT  --   15
------------------------------------------------------------------------------

QUESTIONS & ANSWERS

                          WITH PORTFOLIO MANAGEMENT


                                           Below, Portfolio Manager
                                           David Joy discusses the
                                           Funds' results and positioning
              [photo] for the annual period ended Jan. 31, 2006. Mr. Joy is also chairman of the RiverSource
                                           Capital Markets Committee.

    David M. Joy, Vice President
      Capital Markets Strategy

Q:  How did the Funds perform for the period?

A: All six funds in the RiverSource Portfolio Builder Series outperformed their blended benchmarks for the 12-month period ended Jan. 31, 2006 as shown in the bar charts on page 13. During the same time frame, the Fund's domestic equity benchmark, the Russell 3000 Index had a total return of 12.67%, while the Fund's bond benchmark, the Lehman Brothers Aggregate Bond Index, returned 1.80%. The Fund's international equity benchmark, the Morgan Stanley Capital International (MSCI) EAFE Index, returned 23.28%. The Citigroup 3-Month U.S. Treasury Bill Index returned 3.16%.

Q:  How is performance of each RiverSource Portfolio Builder fund measured?

A:  Each Fund has a Blended Index benchmark as described below:

    o RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND - 70% Lehman Brothers Aggregate Bond Index, 16% Russell 3000 Index, 10% Citigroup 3 Month U.S. Treasury Bill Index and 4% MSCI EAFE Index

    o RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND - 60% Lehman Brothers Aggregate Bond Index, 28% Russell 3000 Index, 7% MSCI EAFE Index and 5% Citigroup 3-Month U.S. Treasury Bill Index

    o RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND - 50% Lehman Brothers Aggregate Bond Index, 40% Russell 3000 Index and 10% MSCI EAFE Index

    o RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND - 35% Lehman Brothers Aggregate Bond Index, 52% Russell 3000 Index and 13% MSCI EAFE Index

    o RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND - 20% Lehman Brothers Aggregate Bond Index, 64% Russell 3000 Index and 16% MSCI EAFE Index

    o RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND - 80% Russell 3000 Index and 20% MSCI EAFE Index

    We compare fund performance to a blended benchmark reflecting the appropriate weightings. Keep in mind that fund performance is presented net of expenses. The blended benchmarks are unmanaged and therefore have no expenses. The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The Russell 3000 Index, an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The MSCI EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury Bills.

Q:  What factors most significantly affected performance for the period?

A: During the annual period, the Funds benefited from our continued preference for stocks vs. bonds. Our preference was driven in large part by our expectation that the Federal Reserve Board (the Fed) would continue to increase overnight interest rates toward a neutral range of 4.5-5% throughout 2005, which would further pressure bond returns. During the same period, the global economy remained broadly healthy and stocks enjoyed isolated rallies, which allowed the major equity indices to be mostly positive during the period. However, 2005 was also a year in which we were reminded that the stock market is not the economy. Conditions that are easily absorbed by the economy, at least for a while, may soon begin to weigh on the minds of investors. For example, oil prices began 2005 at $40 a barrel and ended the year at $60. The sustainability of strength in the housing market also

------------------------------------------------------------------------------
16   --   RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

QUESTIONS & ANSWERS

> DURING THE ANNUAL PERIOD, THE FUNDS BENEFITED FROM OUR CONTINUED PREFERENCE
  FOR STOCKS VS. BONDS.

    became an increasing cause for concern. The war in Iraq and hurricane devastation along the Gulf Coast depressed investor sentiment.

    Performance was negatively affected somewhat by the Fund's overweight in large-cap stocks, as small-caps continued to outperform during the period. Also, the benefit from the Fund's overweight in international developed markets was eroded somewhat by a rally in the dollar. Our reduction in real estate exposure proved to be premature as the sector continued to defy our assessment that it was becoming overvalued. We were helped, however, by maintaining a neutral exposure. While we have been shifting toward an overweight in growth stocks, value stocks continued to modestly outperform during the period.

Q:  What changes did you make to the portfolio during the period?

A: As the Portfolio Builder Funds are broadly diversified by design, the adjustments made on a quarterly basis may be relatively minor, as they have been for the latest annual period, with markets performing mostly as expected and within a moderate range. During the annual period some allocations were adjusted in anticipation of the proposed mergers of three RiverSource funds expected to take place in March 2006.

    During the annual period we also reduced our exposure to real estate and made some slight adjustments to our international allocations.

    Each of the six Funds' portfolios is constructed using a rigorous process implemented by the Fund Selection Committee. We allocate assets to multiple underlying RiverSource mutual funds to provide shareholders with maximum diversification across asset classes, investment styles and portfolio management teams. As of Jan. 31, 2006:

    o RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND'S portfolio targets include six fixed income funds and 25 equity funds.

    o RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND'S portfolio targets include seven fixed income funds and 26 equity funds.

    o RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND'S AND RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND'S portfolio targets each include seven fixed income funds and 26 equity funds.

    o RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND'S portfolio targets include seven fixed income funds and 26 equity funds.

    o RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND'S portfolio targets include 26 equity funds.


THE CAPITAL MARKETS COMMITTEE

MEMBERS:
o  DAVID M. JOY
   Vice President,
   Capital Markets Strategy

o  WILLIAM F. TRUSCOTT
   Chief Investment Officer                            [photo]

o  DAN LAUFENBERG
   Vice President and Chief U.S. Economist

o  OTHER SENIOR INVESTMENT PROFESSIONALS

The group meets regularly to review U.S. and global economic and investment conditions, and discuss the relative attractiveness of equities and fixed income securities within various sectors, markets and countries. The consensus opinion of the Capital Markets Committee is published quarterly as the Capital Markets Outlook (shown above), which is available from your Ameriprise financial advisor or on www.riversource.com/investments.

------------------------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT  --   17
------------------------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER SERIES

HOW EACH FUND SEEKS FOUR LEVELS OF ASSET ALLOCATION AND DIVERSIFICATION

                                                     ---------------------------------------------------------
                                                      RIVERSOURCE PORTFOLIO BUILDER SERIES INVESTMENT PROCESS
                                                     ---------------------------------------------------------

STEP 1
---------------------------------------------------------------------------------------------------------------------------
DISCIPLINED ASSET ALLOCATION

Based on initial guidance from the
Capital Markets Committee, the Asset           EQUITY                    FIXED INCOME             CASH
Allocation Committee determines for
each Fund the allocation among the
three primary asset classes.
---------------------------------------------------------------------------------------------------------------------------
STEP 2
---------------------------------------------------------------------------------------------------------------------------
DIVERSIFICATION AMONG INVESTMENT
CATEGORIES

The Asset Allocation Committee determines      DOMESTIC EQUITY FUNDS     BOND FUNDS               MONEY MARKET FUNDS
allocation among the investment categories     Growth                    Government
in each asset class for each Fund.             Value
                                               Blend                     Investment
o  For equity funds, this includes             Large cap                 grade
   diversification by style, market            Mid cap                   corporate
   capitalization and geography.               Small cap
                                               Real estate               High yield
o  For fixed income funds, this includes                                 corporate
   diversification by sector, maturity,        INTERNATIONAL FUNDS
   duration and credit quality.                Developed markets         Global
                                               Emerging markets
---------------------------------------------------------------------------------------------------------------------------
STEP 3
---------------------------------------------------------------------------------------------------------------------------
DIVERSIFICATION AMONG UNDERLYING FUNDS

The Fund Selection Committee then                            RIVERSOURCE INVESTMENTS FAMILY OF FUNDS,
determines the underlying fund                               WHICH INCLUDES MUTUAL FUNDS MANAGED BY
selections for each Fund, based                              WHICH PROMINENT, INDEPENDENT INVESTMENT
on factors that include:                                     FIRMS.

O HISTORICAL PERFORMANCE
O RISK/RETURN CHARACTERISTICS
O MANAGER TENURE
-----------------------------------------------------------------------------------------------------------------------------------
STEP 4
-----------------------------------------------------------------------------------------------------------------------------------
PERIODIC REALLOCATION

The Asset Allocation Committee and the
Fund Selection Committee meet at
least quarterly to (re)position Fund
investments and consider allocation and
selection determinations.
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             RESULT
                                                              RIVERSOURCE PORTFOLIO BUILDER SERIES


------------------------------------------------------------------------------
18   --   RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

QUESTIONS & ANSWERS

------------------------------------------------------------------------------
 CURRENT EQUITY FUNDS TARGET ALLOCATION
------------------------------------------------------------------------------
FUND                                                              EQUITY FUNDS
                                                                     TARGET*

 RiverSource Portfolio Builder Conservative Fund                        23%
 RiverSource Portfolio Builder Moderate Conservative Fund               38
 RiverSource Portfolio Builder Moderate Fund                            53
 RiverSource Portfolio Builder Moderate Aggressive Fund                 68
 RiverSource Portfolio Builder Aggressive Fund                          84
 RiverSource Portfolio Builder Total Equity Fund                       100


* Includes real estate

Q:  How do you plan to manage the Funds in the coming months?

A: While our preference for stocks at the start 2006 is largely unchanged from 2005, we believe that the risk of higher inflation may impact the sustainability of the U.S. economic expansion later in the year. We expect the Fed to continue to raise overnight rates, possibly to 5% in response.

    With earnings growth expected to moderate and labor costs rising in 2006, we anticipate a slowdown in economic growth in the second half of 2006. With the possibly negative effects of currency and labor costs still to come, even a small slip in demand has the potential to translate quickly into missed earnings. In such an environment, larger companies are likely to hold their value better than smaller ones, and investors may be increasingly willing to pay more for growth stocks. Merger and acquisition activity is likely to continue to be robust as larger companies, flush with cash, pursue growth externally. Going forward, all these factors suggest that stock selection and sector picks will be more critical to overall returns, as performance gaps between style and market caps narrow.

    We remain optimistic on global equities and still prefer the potential of international markets over the domestic market. Earnings are trending up and valuations in Europe, Japan and the United Kingdom remain attractive. The overall economic background remains encouraging as well, with inflation pressures manageable. While the U.S. dollar rebounded during the annual period, we do not expect sustained dollar strength in view of the sizeable current account deficit.

    We still expect the combination of solid economic growth and creeping core inflation to push the Fed to raise rates slightly higher than is implied by prevailing bond yields. While spreads are now somewhat compressed, we expect to see the end of the bond bear market in 2006.

------------------------------------------------------------------------------
 CURRENT FIXED INCOME FUNDS TARGET ALLOCATION
------------------------------------------------------------------------------
FUND                                                             FIXED-INCOME
                                                                 FUNDS TARGET

 RiverSource Portfolio Builder Conservative Fund*                     77%
 RiverSource Portfolio Builder Moderate Conservative Fund*            62
 RiverSource Portfolio Builder Moderate Fund                          47
 RiverSource Portfolio Builder Moderate Aggressive Fund               32
 RiverSource Portfolio Builder Aggressive Fund                        17
 RiverSource Portfolio Builder Total Equity Fund                       0


* Includes cash

------------------------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT  --   19
------------------------------------------------------------------------------

THE FUND'S LONG-TERM PERFORMANCE

------------------------------------------------------------------------------
 RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND                            <
------------------------------------------------------------------------------

                                [Line Graph]

               VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN
              RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND

Portfolio Builder Conservative Fund Class A (includes sales charge) ($10,352) Lehman Brothers Aggregate Bond Index(1) ($10,489)
Russell 3000 Index(2) ($11,865)
Citigroup 3-Month U.S. Treasury Bill Index(3) ($10,447)
MSCI EAFE Index(4) ($14,075)
Blended Index(5) ($10,833)

                                              3/1/04      7/31/04      1/31/05    7/31/05     1/31/06
Portfolio Builder Conservative Fund Class A   $9,525       $9,424      $9,862     $10,086     $10,352
Lehman Brothers Aggregate Bond Index(1)       10,000        9,926      10,304      10,402      10,489
Russell 3000 Index(2)                         10,000        9,634      10,532      11,263      11,865
Citigroup 3-Month U.S. Treasury Bill Index(3) 10,000       10,041      10,126      10,262      10,447
MSCI EAFE Index(4)                            10,000        9,778      11,418      11,886      14,075
Blended Index(5)                              10,000        9,869      10,383      10,596      10,833

The chart illustrates the total value of an assumed $10,000 investment in RiverSource Portfolio Builder Conservative Fund Class A shares (from 3/1/04 to 1/31/06)* as compared to the performance of four widely cited performance indexes, the Lehman Brothers Aggregate Bond Index, the Russell 3000(R) Index, the Citigroup 3-Month U.S. Treasury Bill Index, the MSCI EAFE Index and a Blended Index consisting of a blend of the aforementioned indexes. In comparing the Fund's Class A shares to these indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indexes. Returns for the Fund include the reinvestment of any distribution paid during each period.


* Fund data is from March 4, 2004. Lehman Brothers Aggregate Bond Index, Russell 3000 Index, Citigroup 3-Month U.S. Treasury Bill Index, MSCI EAFE Index and Blended Index data is from March 1, 2004.

DISTRIBUTION SUMMARY
The table below details the Fund's income and capital gain distributions for the fiscal years shown. More information on the other classes can be found in the Financial Highlights section of this report's Notes to Financial Statements.

                                                   CLASS A
                               ----------------------------------------------
                                         Short-term      Long-term
 Fiscal period ended           Income   capital gains  capital gains    TOTAL
 Jan. 31, 2006                 $0.27        $0.05          $0.05        $0.37
 Jan. 31, 2005(1)               0.13         0.02             --         0.15


(1) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

The performance information shown represents past performance and is not a guarantee of future results. The value of your investment and returns will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect taxes payable on distributions and redemptions. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by calling (800) 862-7919 or visiting www.riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus. You should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.

------------------------------------------------------------------------------
20   --   RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

COMPARATIVE RESULTS
Results at Jan. 31, 2006

                                                                                                SINCE
                                                                               1 YEAR        INCEPTION(6)

RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND (INCLUDES SALES CHARGE)
Class A Cumulative value of $10,000                                            $9,998          $10,352
        Average annual total return                                            -0.02%           +1.83%

LEHMAN BROTHERS AGGREGATE BOND INDEX(1)
      Cumulative value of $10,000                                             $10,180          $10,489
      Average annual total return                                              +1.80%           +2.52%

RUSSELL 3000 INDEX(2)
      Cumulative value of $10,000                                             $11,267          $11,865
      Average annual total return                                             +12.67%           +9.34%

CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX(3)
      Cumulative value of $10,000                                             $10,316          $10,447
      Average annual total return                                              +3.16%           +2.31%

MSCI EAFE INDEX(4)
      Cumulative value of $10,000                                             $12,328          $14,075
      Average annual total return                                             +23.28%          +19.52%

BLENDED INDEX(5)
      Cumulative value of $10,000                                             $10,434          $10,833
      Average annual total return                                              +4.34%           +4.28%

Results for other share classes can be found on page 14.


(1) The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(2) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(3) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury Bills.

(4) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

(5)  The Portfolio Builder Conservative Fund's Blended Index consists of 70%
     Lehman Brothers Aggregate Bond Index, 16% Russell 3000 Index, 10%
     Citigroup 3-Month U.S. Treasury Bill and 4% MSCI EAFE Index. The indexes reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees.

(6)  Fund data is from March 4, 2004. Lehman Brothers Aggregate Bond Index,
     Russell 3000 Index, Citigroup 3-Month U.S. Treasury Bill Index, MSCI
     EAFE Index and Blended Index data is from March 1, 2004.

------------------------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT  --   21
------------------------------------------------------------------------------

THE FUND'S LONG-TERM PERFORMANCE

------------------------------------------------------------------------------
 RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND                   <
------------------------------------------------------------------------------

                                [Line Graph]

               VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN
          RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND

Portfolio Builder Moderate Conservative Fund Class A (includes sales charge) ($10,709)
Lehman Brothers Aggregate Bond Index(1) ($10,489)
Russell 3000 Index(2) ($11,865)
MSCI EAFE Index(3) ($14,075)
Citigroup 3-Month U.S. Treasury Bill Index(4) ($10,447)
Blended Index(5) ($11,084)

                                                          3/1/04      7/31/04     1/31/05     7/31/05     1/31/06
Portfolio Builder Moderate Conservative Fund Class A       $9525      $9,343       $9,991     $10,282     $10,709
Lehman Brothers Aggregate Bond Index(1)                   10,000       9,926       10,304      10,402      10,489
Russell 3000 Index(2)                                     10,000       9,634       10,532      11,263      11,865
MSCI EAFE Index(3)                                        10,000       9,778       11,418      11,886      14,075
Citigroup 3-Month U.S. Treasury Bill Index(4)             10,000      10,041       10,126      10,262      10,447
Blended Index(5)                                          10,000       9,815       10,429      10,730      11,084

The chart illustrates the total value of an assumed $10,000 investment in RiverSource Portfolio Builder Moderate Conservative Fund Class A shares (from 3/1/04 to 1/31/06)* as compared to the performance of four widely cited performance indexes, the Lehman Brothers Aggregate Bond Index, the Russell 3000(R) Index, the MSCI EAFE Index, the Citigroup 3-Month U.S. Treasury Bill Index and a Blended Index consisting of a blend of the aforementioned indexes. In comparing the Fund's Class A shares to these indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indexes. Returns for the Fund include the reinvestment of any distribution paid during each period.


* Fund data is from March 4, 2004. Lehman Brothers Aggregate Bond Index, Russell 3000 Index, MSCI EAFE Index, Citigroup 3-Month U.S. Treasury Bill Index and Blended Index data is from March 1, 2004.

DISTRIBUTION SUMMARY
The table below details the Fund's income and capital gain distributions for the fiscal years shown. More information on the other classes can be found in the Financial Highlights section of this report's Notes to Financial Statements.

                                                   CLASS A
                               ----------------------------------------------
                                         Short-term      Long-term
 Fiscal period ended           Income   capital gains  capital gains    TOTAL
 Jan. 31, 2006                  $0.27       $0.07          $0.06        $0.40
 Jan. 31, 2005(1)                0.16        0.01             --         0.17


(1) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

The performance information shown represents past performance and is not a guarantee of future results. The value of your investment and returns will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect taxes payable on distributions and redemptions. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by calling (800) 862-7919 or visiting www.riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus. You should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.

------------------------------------------------------------------------------
22   --   RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

COMPARATIVE RESULTS
Results at Jan. 31, 2006

                                                                                                     SINCE
                                                                                      1 YEAR       INCEPTION(6)

RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND (INCLUDES SALES CHARGE)
Class A Cumulative value of $10,000                                                   $10,210        $10,709
        Average annual total return                                                    +2.10%         +3.65%

LEHMAN BROTHERS AGGREGATE BOND INDEX(1)
      Cumulative value of $10,000                                                     $10,180        $10,489
      Average annual total return                                                      +1.80%         +2.52%

RUSSELL 3000 INDEX(2)
      Cumulative value of $10,000                                                     $11,267        $11,865
      Average annual total return                                                     +12.67%         +9.34%

MSCI EAFE INDEX(3)
      Cumulative value of $10,000                                                     $12,328        $14,075
      Average annual total return                                                     +23.28%        +19.52%

CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX(4)
      Cumulative value of $10,000                                                     $10,316        $10,447
      Average annual total return                                                      +3.16%         +2.31%

BLENDED INDEX(5)
      Cumulative value of $10,000                                                     $10,627        $11,084
      Average annual total return                                                      +6.27%         +5.53%

Results for other share classes can be found on page 14.


(1) The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(2) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(3) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

(4) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury Bills.

(5) The Portfolio Builder Moderate Conservative Fund's Blended Index consists of 60% Lehman Brothers Aggregate Bond Index, 28% Russell 3000
     Index, 7% MSCI EAFE Index and 5% Citigroup 3-Month U.S. Treasury Bill
     Index. The indexes reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees.

(6)  Fund data is from March 4, 2004. Lehman Brothers Aggregate Bond Index,
     Russell 3000 Index, MSCI EAFE Index, Citigroup 3-Month U.S. Treasury
     Bill Index and Blended Index data is from March 1, 2004.


------------------------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT  --   23
------------------------------------------------------------------------------

THE FUND'S LONG-TERM PERFORMANCE

------------------------------------------------------------------------------
 RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND                                <
------------------------------------------------------------------------------

                                [Line Graph]

               VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN
                RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND

Portfolio Builder Moderate Fund Class A (includes sales charge) ($10,954) Lehman Brothers Aggregate Bond Index(1) ($10,489)
Russell 3000 Index(2) ($11,865)
MSCI EAFE Index(3) ($14,075)
Blended Index(4) ($11,336)

                                           3/1/04     7/31/04    1/31/05      7/31/05      1/31/06
Portfolio Builder Moderate Fund Class A    $9,425     $9,205      $9,992      $10,385      $10,954
Lehman Brothers Aggregate Bond Index(1)    10,000      9,926      10,304       10,402       10,489
Russell 3000 Index(2) ($11,865)            10,000      9,634      10,532       11,263       11,865
MSCI EAFE Index(3)                         10,000      9,778      11,418       11,886       14,075
Blended Index(4)                           10,000      9,762      10,476       10,863       11,336

The chart illustrates the total value of an assumed $10,000 investment in RiverSource Portfolio Builder Moderate Fund Class A shares (from 3/1/04 to 1/31/06)* as compared to the performance of three widely cited performance indexes, the Lehman Brothers Aggregate Bond Index, the Russell 3000(R) Index, the MSCI EAFE Index and a Blended Index consisting of a blend of the aforementioned indexes. In comparing the Fund's Class A shares to these indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5.75%, while such charges are not reflected in the performance of the indexes. Returns for the Fund include the reinvestment of any distribution paid during each period.


* Fund data is from March 4, 2004. Lehman Brothers Aggregate Bond Index, Russell 3000 Index, MSCI EAFE Index and Blended Index data is from March 1, 2004.

DISTRIBUTION SUMMARY
The table below details the Fund's income and capital gain distributions for the fiscal years shown. More information on the other classes can be found in the Financial Highlights section of this report's Notes to Financial Statements.

                                                   CLASS A
                               ----------------------------------------------
                                         Short-term      Long-term
 Fiscal period ended           Income   capital gains  capital gains    TOTAL
 Jan. 31, 2006                  $0.27       $0.07          $0.07        $0.41
 Jan. 31, 2005(1)                0.16        0.01             --         0.17


(1) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

The performance information shown represents past performance and is not a guarantee of future results. The value of your investment and returns will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect taxes payable on distributions and redemptions. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by calling (800) 862-7919 or visiting www.riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus. You should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.

------------------------------------------------------------------------------
24   --   RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

COMPARATIVE RESULTS
Results at Jan. 31, 2006

                                                                                                     SINCE
                                                                                      1 YEAR       INCEPTION(5)

RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND (INCLUDES SALES CHARGE)
Class A Cumulative value of $10,000                                                   $10,333        $10,954
        Average annual total return                                                    +3.33%         +4.88%

LEHMAN BROTHERS AGGREGATE BOND INDEX(1)
      Cumulative value of $10,000                                                     $10,180        $10,489
      Average annual total return                                                      +1.80%         +2.52%

RUSSELL 3000 INDEX(2)
      Cumulative value of $10,000                                                     $11,267        $11,865
      Average annual total return                                                     +12.67%         +9.34%

MSCI EAFE INDEX(3)
      Cumulative value of $10,000                                                     $12,328        $14,075
      Average annual total return                                                     +23.28%        +19.52%

BLENDED INDEX(4)
      Cumulative value of $10,000                                                     $10,821        $11,336
      Average annual total return                                                      +8.21%         +6.77%

Results for other share classes can be found on page 14.


(1) The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(2) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(3) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

(4)  The Portfolio Builder Moderate Fund's Blended Index consists of 50%
     Lehman Brothers Aggregate Bond Index, 40% Russell 3000 Index and 10%
     MSCI EAFE Index. The indexes reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees.

(5)  Fund data is from March 4, 2004. Lehman Brothers Aggregate Bond Index,
     Russell 3000 Index, MSCI EAFE Index and Blended Index data is from
     March 1, 2004.

------------------------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT  --   25
------------------------------------------------------------------------------

THE FUND'S LONG-TERM PERFORMANCE

----------------------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND                   <
----------------------------------------------------------------------------

                                [Line Graph]

               VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN
           RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND

Portfolio Builder Moderate Aggressive Fund Class A (includes sales charge) ($11,158)
Russell 3000 Index(1) ($11,865)
Lehman Brothers Aggregate Bond Index(2) ($10,489)
MSCI EAFE Index(3) ($14,075)
Blended Index(4) ($11,588)

                                                          3/1/04     7/31/04    1/31/05      7/31/05      1/31/06
Portfolio Builder Moderate Aggressive Fund Class A        $9,425      $9,117     $9,987      $10,445      $11,158
Russell 3000 Index(1)                                     10,000       9,634     10,532       11,263       11,865
Lehman Brothers Aggregate Bond Index(2)                   10,000       9,926     10,304       10,402       10,489
MSCI EAFE Index(3)                                        10,000       9,778     11,418       11,886       14,075
Blended Index(4)                                          10,000       9,707     10,519       10,993       11,588

The chart illustrates the total value of an assumed $10,000 investment in RiverSource Portfolio Builder Moderate Aggressive Fund Class A shares (from 3/1/04 to 1/31/06)* as compared to the performance of three widely cited performance indexes, the Lehman Brothers Aggregate Bond Index, the Russell 3000(R) Index, the MSCI EAFE Index and a Blended Index consisting of a blend of the aforementioned indexes. In comparing the Fund's Class A shares to these indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5.75%, while such charges are not reflected in the performance of the indexes. Returns for the Fund include the reinvestment of any distribution paid during each period.


* Fund data is from March 4, 2004. Russell 3000 Index, Lehman Brothers Aggregate Bond Index, MSCI EAFE Index and Blended Index data is from March 1, 2004.

DISTRIBUTION SUMMARY
The table below details the Fund's income and capital gain distributions for the fiscal years shown. More information on the other classes can be found in the Financial Highlights section of this report's Notes to Financial Statements.

                                                   CLASS A
                               ----------------------------------------------
                                         Short-term      Long-term
 Fiscal period ended           Income   capital gains  capital gains    TOTAL
 Jan. 31, 2006                  $0.22       $0.08          $0.08        $0.38
 Jan. 31, 2005(1)                0.14        0.01             --         0.15


(1) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

The performance information shown represents past performance and is not a guarantee of future results. The value of your investment and returns will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect taxes payable on distributions and redemptions. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by calling (800) 862-7919 or visiting www.riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus. You should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.

------------------------------------------------------------------------------
26   --   RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

COMPARATIVE RESULTS
Results at Jan. 31, 2006

                                                                                                     SINCE
                                                                                      1 YEAR       INCEPTION(5)

RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND (INCLUDES SALES CHARGE)
Class A Cumulative value of $10,000                                                   $10,530        $11,158
        Average annual total return                                                    +5.30%         +5.90%

RUSSELL 3000 INDEX(1)
      Cumulative value of $10,000                                                     $11,267        $11,865
      Average annual total return                                                     +12.67%         +9.34%

LEHMAN BROTHERS AGGREGATE BOND INDEX(2)
      Cumulative value of $10,000                                                     $10,180        $10,489
      Average annual total return                                                      +1.80%         +2.52%

MSCI EAFE INDEX(3)
      Cumulative value of $10,000                                                     $12,328        $14,075
      Average annual total return                                                     +23.28%        +19.52%

BLENDED INDEX(4)
      Cumulative value of $10,000                                                     $11,017        $11,588
      Average annual total return                                                     +10.17%         +8.01%

Results for other share classes can be found on page 15.


(1) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(2) The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(3) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

(4) The Portfolio Builder Moderate Aggressive Fund's Blended Index consists of 35% Lehman Brothers Aggregate Bond Index, 52% Russell 3000 Index and
     13% MSCI EAFE Index. The indexes reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees.

(5)  Fund data is from March 4, 2004. Russell 3000 Index, Lehman Brothers
     Aggregate Bond Index, MSCI EAFE Index and Blended Index data is from March
     1, 2004.

------------------------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT  --   27
------------------------------------------------------------------------------

THE FUND'S LONG-TERM PERFORMANCE


----------------------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND                            <
----------------------------------------------------------------------------

                                [Line Graph]

               VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN
               RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND

Portfolio Builder Aggressive Fund Class A (includes sales charge) ($11,395) Russell 3000 Index(1) ($11,865)
Lehman Brothers Aggregate Bond Index(2) ($10,489)
MSCI EAFE Index(3) ($14,075)
Blended Index(4) ($11,842)

                                              3/1/04    7/31/04     1/31/05    7/31/05    1/31/06
Portfolio Builder Aggressive Fund Class A     $9,425    $9,040      $9,973     $10,531    $11,395
Russell 3000 Index(1)                         10,000     9,634      10,532      11,263     11,865
Lehman Brothers Aggregate Bond Index(2)       10,000     9,926      10,304      10,402     10,489
MSCI EAFE Index(3)                            10,000     9,778      11,418      11,886     14,075
Blended Index(4)                              10,000     9,653      10,560      11,122     11,842

The chart illustrates the total value of an assumed $10,000 investment in RiverSource Portfolio Builder Aggressive Fund Class A shares (from 3/1/04 to 1/31/06)* as compared to the performance of three widely cited performance indexes, the Lehman Brothers Aggregate Bond Index, the Russell 3000(R) Index, the MSCI EAFE Index and a Blended Index consisting of a blend of the aforementioned indexes. In comparing the Fund's Class A shares to these indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5.75%, while such charges are not reflected in the performance of the indexes. Returns for the Fund include the reinvestment of any distribution paid during each period.


* Fund data is from March 4, 2004. Russell 3000 Index, Lehman Brothers Aggregate Bond Index, MSCI EAFE Index and Blended Index data is from March 1, 2004.

DISTRIBUTION SUMMARY
The table below details the Fund's income and capital gain distributions for the fiscal years shown. More information on the other classes can be found in the Financial Highlights section of this report's Notes to Financial Statements.

                                                   CLASS A
                               ----------------------------------------------
                                         Short-term      Long-term
 Fiscal period ended           Income   capital gains  capital gains    TOTAL
 Jan. 31, 2006                   $0.17       $0.10         $0.09        $0.36
 Jan. 31, 2005(1)                 0.11        0.01            --         0.12


(1) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

The performance information shown represents past performance and is not a guarantee of future results. The value of your investment and returns will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect taxes payable on distributions and redemptions. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by calling (800) 862-7919 or visiting www.riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus. You should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.

------------------------------------------------------------------------------
28   --   RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

COMPARATIVE RESULTS
Results at Jan. 31, 2006

                                                                                                     SINCE
                                                                                      1 YEAR       INCEPTION(5)

RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND (INCLUDES SALES CHARGE)
Class A Cumulative value of $10,000                                                   $10,770        $11,395
        Average annual total return                                                    +7.70%         +7.07%

RUSSELL 3000 INDEX(1)
      Cumulative value of $10,000                                                     $11,267        $11,865
      Average annual total return                                                     +12.67%         +9.34%

LEHMAN BROTHERS AGGREGATE BOND INDEX(2)
      Cumulative value of $10,000                                                     $10,180        $10,489
      Average annual total return                                                      +1.80%         +2.52%

MSCI EAFE INDEX(3)
      Cumulative value of $10,000                                                     $12,328        $14,075
      Average annual total return                                                     +23.28%        +19.52%

BLENDED INDEX(4)
      Cumulative value of $10,000                                                     $11,214        $11,842
      Average annual total return                                                     +12.14%         +9.24%

Results for other share classes can be found on page 15.


(1) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(2) The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(3) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

(4)  The Portfolio Builder Aggressive Fund's Blended Index consists of 20%
     Lehman Brothers Aggregate Bond Index, 64% Russell 3000 Index and 16%
     MSCI EAFE Index. The indexes reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees.

(5)  Fund data is from March 4, 2004. Russell 3000 Index, Lehman Brothers
     Aggregate Bond Index, MSCI EAFE Index and Blended Index data is from
     March 1, 2004.

------------------------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT  --   29
------------------------------------------------------------------------------

THE FUND'S LONG-TERM PERFORMANCE


----------------------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND                          <
----------------------------------------------------------------------------

                                [Line Graph]

               VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN
              RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND

Portfolio Builder Total Equity Fund Class A (includes sales charge) ($11,666) Russell 3000 Index(1) ($11,865)
MSCI EAFE Index(2) ($14,075)
Blended Index(3) ($12,179)

                                              3/1/04    7/31/04     1/31/05     7/31/05     1/31/06
Portfolio Builder Total Equity Fund Class A   $9,425     $8,948      $9,972     $10,624     $11,666
Russell 3000 Index(1)                         10,000      9,634      10,532      11,263      11,865
MSCI EAFE Index(2)                            10,000      9,778      11,418      11,886      14,075
Blended Index(3)                              10,000      9,579      10,612      11,289      12,179

The chart illustrates the total value of an assumed $10,000 investment in RiverSource Portfolio Builder Total Equity Fund Class A shares (from 3/1/04 to 1/31/06)* as compared to the performance of two widely cited performance indexes, the Russell 3000(R) Index, the MSCI EAFE Index and a Blended Index consisting of a blend of the aforementioned indexes. In comparing the Fund's Class A shares to these indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5.75%, while such charges are not reflected in the performance of the indexes. Returns for the Fund include the reinvestment of any distribution paid during each period.


* Fund data is from March 4, 2004. Russell 3000 Index, Lehman Brothers Aggregate Bond Index, MSCI EAFE Index and Blended Index data is from March 1, 2004.

DISTRIBUTION SUMMARY
The table below details the Fund's income and capital gain distributions for the fiscal years shown. More information on the other classes can be found in the Financial Highlights section of this report's Notes to Financial Statements.

                                                   CLASS A
                               ----------------------------------------------
                                         Short-term      Long-term
 Fiscal period ended           Income   capital gains  capital gains    TOTAL
 Jan. 31, 2006                   $0.13      $0.10          $0.11        $0.34
 Jan. 31, 2005(1)                 0.10       0.01             --         0.11


(1) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

The performance information shown represents past performance and is not a guarantee of future results. The value of your investment and returns will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect taxes payable on distributions and redemptions. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by calling (800) 862-7919 or visiting www.riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus. You should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.

------------------------------------------------------------------------------
30   --   RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

COMPARATIVE RESULTS
Results at Jan. 31, 2006

                                                                                                     SINCE
                                                                                      1 YEAR       INCEPTION(5)

RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND (INCLUDES SALES CHARGE)
Class A  Cumulative value of $10,000                                                  $11,026        $11,666
         Average annual total return                                                  +10.26%         +8.39%

RUSSELL 3000 INDEX(1)
      Cumulative value of $10,000                                                     $11,267        $11,865
      Average annual total return                                                     +12.67%         +9.34%

MSCI EAFE INDEX(2)
      Cumulative value of $10,000                                                     $12,328        $14,075
      Average annual total return                                                     +23.28%        +19.52%

BLENDED INDEX(3)
      Cumulative value of $10,000                                                     $11,478        $12,179
      Average annual total return                                                     +14.78%        +10.86%

Results for other share classes can be found on page 15.


(1) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(2) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

(3)  The Portfolio Builder Total Equity Fund's Blended Index consists of 80%
     Russell 3000 Index and 20% MSCI EAFE Index. The indexes reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees. The indexes reflect reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

(4)  Fund data is from March 4, 2004. Russell 3000 Index, Lehman Brothers
     Aggregate Bond Index, MSCI EAFE Index and Blended Index data is from
     March 1, 2004.

------------------------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT  --   31
------------------------------------------------------------------------------

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Portfolio Builder Conservative Fund

JAN. 31, 2006
(Percentages represent value of investments compared to net assets)
------------------------------------------------------------------------------
 FIXED INCOME FUNDS (68.4%)(b)
------------------------------------------------------------------------------
                                                      SHARES          VALUE(a)
GLOBAL BOND (1.2%)
RiverSource Global Bond Fund                         206,731        $1,337,547
------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (6.1%)
RiverSource Inflation Protected Securities Fund      709,428         7,023,334
------------------------------------------------------------------------------

INVESTMENT GRADE (61.1%)
RiverSource Core Bond Fund                         2,099,880        20,137,849
RiverSource Limited Duration Bond Fund             1,720,800        16,640,132
RiverSource Selective Fund                         2,190,146        18,638,140
RiverSource Short Duration U.S. Government Fund    3,158,352        14,970,589
                                                                 -------------
Total                                                               70,386,710
------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $79,802,865)                                                $78,747,591
------------------------------------------------------------------------------

------------------------------------------------------------------------------
 EQUITY FUNDS (23.8%)(b)
------------------------------------------------------------------------------
                                                      SHARES          VALUE(a)
INTERNATIONAL (5.2%)
RiverSource International Aggressive Growth Fund     231,684        $2,015,655
RiverSource International Equity Fund                141,941         1,108,559
RiverSource International Opportunity Fund           134,738         1,188,391
RiverSource International Select Value Fund          147,883         1,459,609
RiverSource International Small Cap Fund              28,489           256,685
                                                                 -------------
Total                                                                6,028,899
------------------------------------------------------------------------------

REAL ESTATE (1.1%)
RiverSource Real Estate Fund                          85,136         1,218,302
------------------------------------------------------------------------------

U.S. LARGE CAP (14.5%)
RiverSource Disciplined Equity Fund                  360,945         2,497,741
RiverSource Diversified Equity Income Fund           185,573         2,341,931
RiverSource Fundamental Growth Fund                  339,603         2,183,646
RiverSource Fundamental Value Fund                   223,801         1,358,472
RiverSource Growth Fund                              115,065         3,455,406

------------------------------------------------------------------------------
 EQUITY FUNDS (CONTINUED)
------------------------------------------------------------------------------
                                                      SHARES          VALUE(a)

U.S. LARGE CAP (CONT.)
RiverSource Large Cap Equity Fund                     93,214          $509,879
RiverSource Large Cap Value Fund                     114,418           655,613
RiverSource New Dimensions Fund(R)                    80,414         1,628,388
RiverSource Stock Fund                                30,416           641,787
RiverSource Value Fund                               251,803         1,339,590
                                                                 -------------
Total                                                               16,612,453
------------------------------------------------------------------------------

U.S. MID CAP (2.2%)
RiverSource Aggressive Growth Fund                   141,403         1,264,144
RiverSource Mid Cap Growth Fund                       55,469           840,359
RiverSource Mid Cap Value Fund                        28,375           253,957
RiverSource Select Value Fund                         28,385           200,117
                                                                 -------------
Total                                                                2,558,577
------------------------------------------------------------------------------

U.S. SMALL CAP (0.8%)
RiverSource Small Cap Advantage Fund                  29,426           209,512
RiverSource Small Cap Equity Fund                     36,127           232,656
RiverSource Small Cap Growth Fund                     56,818           299,433
RiverSource Small Cap Value Fund                      30,759           207,006
                                                                 -------------
Total                                                                  948,607
------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $24,978,420)                                                $27,366,838
------------------------------------------------------------------------------

------------------------------------------------------------------------------
 CASH EQUIVALENTS (7.6%)(b)
------------------------------------------------------------------------------
                                                      SHARES          VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                   8,755,617        $8,755,617
------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $8,755,617)                                                  $8,755,617
------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $113,536,902)(c)                                           $114,870,046
==============================================================================

------------------------------------------------------------------------------
 NOTES TO INVESTMENTS IN AFFILIATED FUNDS
------------------------------------------------------------------------------


(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  See Note 6 to the financial statements.

(c) At Jan. 31, 2006, the cost of securities for federal income tax purposes was $113,645,341 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                      $ 2,483,977
     Unrealized depreciation                       (1,259,272)
     --------------------------------------------------------
     Net unrealized appreciation                  $ 1,224,705
     --------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

------------------------------------------------------------------------------
32   --   RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Portfolio Builder Moderate Conservative Fund

JAN. 31, 2006
(Percentages represent value of investments compared to net assets)
------------------------------------------------------------------------------
 FIXED INCOME FUNDS (57.9%)(b)
------------------------------------------------------------------------------
                                                      SHARES          VALUE(a)

GLOBAL BOND (6.1%)
RiverSource Global Bond Fund                       2,129,800       $13,779,808
------------------------------------------------------------------------------

HIGH YIELD (3.7%)
RiverSource Income Opportunities Fund                810,842         8,335,458
------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (6.1%)
RiverSource Inflation Protected Securities Fund    1,379,545        13,657,497
------------------------------------------------------------------------------

INVESTMENT GRADE (42.0%)
RiverSource Core Bond Fund                         1,490,256        14,291,552
RiverSource Limited Duration Bond Fund             3,529,017        34,125,594
RiverSource Selective Fund                         3,342,898        28,448,059
RiverSource Short Duration U.S. Government Fund    3,772,813        17,883,135
                                                                 -------------
Total                                                               94,748,340
------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $132,538,030)                                              $130,521,103
------------------------------------------------------------------------------

------------------------------------------------------------------------------
 EQUITY FUNDS (39.0%)(b)
------------------------------------------------------------------------------
                                                      SHARES          VALUE(a)

INTERNATIONAL (8.8%)
RiverSource Emerging Markets Fund                    145,816        $1,576,272
RiverSource International Aggressive Growth Fund     702,751         6,113,933
RiverSource International Equity Fund                429,174         3,351,851
RiverSource International Opportunity Fund           409,076         3,608,050
RiverSource International Select Value Fund          450,495         4,446,390
RiverSource International Small Cap Fund              84,656           762,754
                                                                 -------------
Total                                                               19,859,250
------------------------------------------------------------------------------

REAL ESTATE (1.1%)
RiverSource Real Estate Fund                         166,033         2,375,933
------------------------------------------------------------------------------

U.S. LARGE CAP (24.0%)
RiverSource Disciplined Equity Fund                1,182,046         8,179,758
RiverSource Diversified Equity Income Fund           617,841         7,797,148
RiverSource Fundamental Growth Fund                1,113,609         7,160,506

------------------------------------------------------------------------------
 EQUITY FUNDS (CONTINUED)
------------------------------------------------------------------------------
                                                      SHARES          VALUE(a)

U.S. LARGE CAP (CONT.)
RiverSource Fundamental Value Fund                   692,347        $4,202,549
RiverSource Growth Fund                              377,248        11,328,761
RiverSource Large Cap Equity Fund                    307,925         1,684,348
RiverSource Large Cap Value Fund                     377,327         2,162,083
RiverSource New Dimensions Fund(R)                   262,755         5,320,786
RiverSource Stock Fund                               100,276         2,115,829
RiverSource Value Fund                               820,642         4,365,815
                                                                 -------------
Total                                                               54,317,583
------------------------------------------------------------------------------

U.S. MID CAP (3.7%)
RiverSource Aggressive Growth Fund                   463,791         4,146,290
RiverSource Mid Cap Growth Fund                      183,144         2,774,631
RiverSource Mid Cap Value Fund                        94,336           844,306
RiverSource Select Value Fund                         92,963           655,388
                                                                 -------------
Total                                                                8,420,615
------------------------------------------------------------------------------

U.S. SMALL CAP (1.4%)
RiverSource Small Cap Advantage Fund                  94,025           669,461
RiverSource Small Cap Equity Fund                    118,667           764,219
RiverSource Small Cap Growth Fund                    184,545           972,554
RiverSource Small Cap Value Fund                      98,766           664,698
                                                                 -------------
Total                                                                3,070,932
------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $79,940,967)                                                $88,044,313
------------------------------------------------------------------------------

------------------------------------------------------------------------------
 CASH EQUIVALENTS (3.0%)(b)
------------------------------------------------------------------------------
                                                      SHARES          VALUE(a)

MONEY MARKET
RiverSource Cash Management Fund                   6,872,067        $6,872,067
------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $6,872,067)                                                  $6,872,067
------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $219,351,064)(c)                                           $225,437,483
==============================================================================

------------------------------------------------------------------------------
 NOTES TO INVESTMENTS IN AFFILIATED FUNDS
------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  See Note 6 to the financial statements.

(c) At Jan. 31, 2006, the cost of securities for federal income tax purposes was $219,576,835 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                      $ 8,558,094
     Unrealized depreciation                       (2,697,446)
     ---------------------------------------------------------
     Net unrealized appreciation                  $ 5,860,648
     ---------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

------------------------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT  --   33
------------------------------------------------------------------------------

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Portfolio Builder Moderate Fund

JAN. 31, 2006
(Percentages represent value of investments compared to net assets)

------------------------------------------------------------------------------
 EQUITY FUNDS (54.1%)(b)
------------------------------------------------------------------------------
                                                      SHARES          VALUE(a)

INTERNATIONAL (12.1%)
RiverSource Emerging Markets Fund                    519,004        $5,610,438
RiverSource International Aggressive Growth Fund   2,482,789        21,600,265
RiverSource International Equity Fund              1,512,869        11,815,507
RiverSource International Opportunity Fund         1,446,408        12,757,320
RiverSource International Select Value Fund        1,590,847        15,701,663
RiverSource International Small Cap Fund             298,840         2,692,545
                                                                 -------------
Total                                                               70,177,738
------------------------------------------------------------------------------

REAL ESTATE (2.1%)
RiverSource Real Estate Fund                         852,248        12,195,675
------------------------------------------------------------------------------

U.S. LARGE CAP (32.9%)
RiverSource Disciplined Equity Fund                4,158,494        28,776,774
RiverSource Diversified Equity Income Fund         2,181,332         7,532,205
RiverSource Fundamental Growth Fund                3,937,408        25,317,533
RiverSource Fundamental Value Fund                 2,436,023        14,786,661
RiverSource Growth Fund                            1,333,155        40,034,653
RiverSource Large Cap Equity Fund                  1,076,038         5,885,928
RiverSource Large Cap Value Fund                   1,335,573         7,652,834
RiverSource New Dimensions Fund(R)                   929,631        18,825,035
RiverSource Stock Fund                               357,067         7,534,124
RiverSource Value Fund                             2,902,235        15,439,892
                                                                 -------------
Total                                                              191,785,639
------------------------------------------------------------------------------

U.S. MID CAP (5.1%)
RiverSource Aggressive Growth Fund                 1,640,112        14,662,597
RiverSource Mid Cap Growth Fund                      647,498         9,809,592
RiverSource Mid Cap Value Fund                       332,297         2,974,055
RiverSource Select Value Fund                        336,454         2,371,999
                                                                 -------------
Total                                                               29,818,243
------------------------------------------------------------------------------

U.S. SMALL CAP (1.9%)
RiverSource Small Cap Advantage Fund                 336,105         2,393,065
RiverSource Small Cap Equity Fund                    418,802         2,697,086
RiverSource Small Cap Growth Fund                    651,199         3,431,817
RiverSource Small Cap Value Fund                     353,145         2,376,665
                                                                 -------------
Total                                                               10,898,633
------------------------------------------------------------------------------

------------------------------------------------------------------------------
 EQUITY FUNDS (CONTINUED)
------------------------------------------------------------------------------
                                                      SHARES          VALUE(a)

TOTAL EQUITY FUNDS
(Cost: $286,341,375)                                              $314,875,928
------------------------------------------------------------------------------

------------------------------------------------------------------------------
 FIXED INCOME FUNDS (45.9%)(b)
------------------------------------------------------------------------------
                                                      SHARES          VALUE(a)

GLOBAL BOND (6.0%)
RiverSource Global Bond Fund                       5,381,241       $34,816,629
------------------------------------------------------------------------------

HIGH YIELD (8.3%)
RiverSource Income Opportunities Fund              4,678,075        48,090,611
------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (6.4%)
RiverSource Inflation Protected Securities Fund    3,752,750        37,152,221
------------------------------------------------------------------------------

INVESTMENT GRADE (25.2%)
RiverSource Core Bond Fund                         6,105,042        58,547,355
RiverSource Limited Duration Bond Fund             1,378,669        13,331,726
RiverSource Selective Fund                         8,560,256        72,847,780
RiverSource Short Duration U.S. Government Fund      562,978         2,668,515
                                                                 -------------
Total                                                              147,395,376
------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $272,048,051)                                              $267,454,837
------------------------------------------------------------------------------

------------------------------------------------------------------------------
 CASH EQUIVALENTS (--%)(b)
------------------------------------------------------------------------------
                                                      SHARES          VALUE(a)
MONEY MARKET
Riversource Cash Management Fund                          37               $37
------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $37)                                                                $37
------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $558,389,463)(c)                                           $582,330,802
==============================================================================


------------------------------------------------------------------------------
 NOTES TO INVESTMENTS IN AFFILIATED FUNDS
------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) See Note 6 to the financial statements.

(c) At Jan. 31, 2006, the cost of securities for federal income tax purposes was $558,747,729 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                      $30,598,633
    Unrealized depreciation                       (7,015,560)
    --------------------------------------------------------
    Net unrealized appreciation                  $23,583,073
    --------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

------------------------------------------------------------------------------
34   --   RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Portfolio Builder Moderate Aggressive Fund

JAN. 31, 2006
(Percentages represent value of investments compared to net assets)
------------------------------------------------------------------------------
 EQUITY FUNDS (69.0%)(b)
------------------------------------------------------------------------------
                                                      SHARES          VALUE(a)

INTERNATIONAL (15.5%)
RiverSource Emerging Markets Fund                    824,398        $8,911,741
RiverSource International Aggressive Growth Fund   3,959,797        34,450,230
RiverSource International Equity Fund              2,415,122        18,862,106
RiverSource International Opportunity Fund         2,301,434        20,298,647
RiverSource International Select Value Fund        2,537,141        25,041,577
RiverSource International Small Cap Fund             476,095         4,289,616
                                                                 -------------
Total                                                              111,853,917
------------------------------------------------------------------------------

REAL ESTATE (2.1%)
RiverSource Real Estate Fund                       1,048,561        15,004,902
------------------------------------------------------------------------------

U.S. LARGE CAP (42.4%)
RiverSource Disciplined Equity Fund                6,575,017        45,499,121
RiverSource Diversified Equity Income Fund         3,473,815        43,839,544
RiverSource Fundamental Growth Fund                6,263,519        40,274,426
RiverSource Fundamental Value Fund                 3,855,485        23,402,794
RiverSource Growth Fund                            2,120,248        63,671,060
RiverSource Large Cap Equity Fund                  1,719,276         9,404,439
RiverSource Large Cap Value Fund                   2,125,833        12,181,023
RiverSource New Dimensions Fund(R)                 1,481,795        30,006,349
RiverSource Stock Fund                               565,433        11,930,635
RiverSource Value Fund                             4,627,022        24,615,757
                                                                 -------------
Total                                                              304,825,148
------------------------------------------------------------------------------

U.S. MID CAP (6.6%)
RiverSource Aggressive Growth Fund                 2,613,403        23,363,826
RiverSource Mid Cap Growth Fund                    1,030,029        15,604,944
RiverSource Mid Cap Value Fund                       527,908         4,724,773
RiverSource Select Value Fund                        544,301         3,837,320
                                                                 -------------
Total                                                               47,530,863
------------------------------------------------------------------------------

U.S. SMALL CAP (2.4%)
RiverSource Small Cap Advantage Fund                 541,256         3,853,742
RiverSource Small Cap Equity Fund                    667,535         4,298,926
RiverSource Small Cap Growth Fund                  1,034,581         5,452,241
RiverSource Small Cap Value Fund                     567,998         3,822,625
                                                                 -------------
Total                                                               17,427,534
------------------------------------------------------------------------------

------------------------------------------------------------------------------
 EQUITY FUNDS (CONTINUED)
------------------------------------------------------------------------------
                                                      SHARES          VALUE(a)

TOTAL EQUITY FUNDS
(Cost: $451,826,459)                                              $496,642,364
------------------------------------------------------------------------------

------------------------------------------------------------------------------
 FIXED INCOME FUNDS (31.1%)(b)
------------------------------------------------------------------------------
                                                      SHARES          VALUE(a)
GLOBAL BOND (6.2%)
RiverSource Global Bond Fund                       6,910,755       $44,712,582
------------------------------------------------------------------------------

HIGH YIELD (3.1%)
RiverSource Income Opportunities Fund              2,169,608        22,303,572
------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (6.2%)
RiverSource Inflation Protected Securities Fund    4,479,699        44,349,015
------------------------------------------------------------------------------

INVESTMENT GRADE (15.6%)
RiverSource Core Bond Fund                         4,736,735        45,425,293
RiverSource Limited Duration Bond Fund             2,307,278        22,311,379
RiverSource Selective Fund                         4,432,567        37,721,149
RiverSource Short Duration U.S. Government Fund    1,422,642         6,743,325
                                                                 -------------
Total                                                              112,201,146
------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $227,581,837)                                              $223,566,315
------------------------------------------------------------------------------

------------------------------------------------------------------------------
 CASH EQUIVALENTS (--%)(b)
------------------------------------------------------------------------------
                                                      SHARES          VALUE(a)

MONEY MARKET
RiverSource Cash Management Fund                          36               $36
------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $36)                                                                $36
------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $679,408,332)(c)                                           $720,208,715
==============================================================================


------------------------------------------------------------------------------
 NOTES TO INVESTMENTS IN AFFILIATED FUNDS
------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) See Note 6 to the financial statements.

(c) At Jan. 31, 2006, the cost of securities for federal income tax purposes was $680,203,387 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                      $47,866,704
    Unrealized depreciation                       (7,861,376)
    Net unrealized appreciation                  $40,005,328

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

------------------------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT  --   35
------------------------------------------------------------------------------

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Portfolio Builder Aggressive Fund

JAN. 31, 2006
(Percentages represent value of investments compared to net assets)
------------------------------------------------------------------------------
 EQUITY FUNDS (83.7%)(b)
------------------------------------------------------------------------------
                                                      SHARES          VALUE(a)

INTERNATIONAL (19.0%)
RiverSource Emerging Markets Fund                    502,585        $5,432,940
RiverSource International Aggressive Growth Fund   2,417,260        21,030,161
RiverSource International Equity Fund              1,473,120        11,505,064
RiverSource International Opportunity Fund         1,405,421        12,395,813
RiverSource International Select Value Fund        1,547,969        15,278,458
RiverSource International Small Cap Fund             290,978         2,621,707
                                                                 -------------
Total                                                               68,264,143
------------------------------------------------------------------------------

REAL ESTATE (2.1%)
RiverSource Real Estate Fund                         521,948         7,469,082
------------------------------------------------------------------------------

U.S. LARGE CAP (51.7%)
RiverSource Disciplined Equity Fund                4,024,097        27,846,750
RiverSource Diversified Equity Income Fund         2,109,598        26,623,121
RiverSource Fundamental Growth Fund                3,805,790        24,471,229
RiverSource Fundamental Value Fund                 2,402,834        14,585,204
RiverSource Growth Fund                            1,290,469        38,752,797
RiverSource Large Cap Equity Fund                  1,044,677         5,714,381
RiverSource Large Cap Value Fund                   1,294,921         7,419,898
RiverSource New Dimensions Fund(R)                   910,146        18,430,463
RiverSource Stock Fund                               345,993         7,300,461
RiverSource Value Fund                             2,823,491        15,020,971
                                                                 -------------
Total                                                              186,165,275
------------------------------------------------------------------------------

U.S. MID CAP (8.0%)
RiverSource Aggressive Growth Fund                 1,574,237        14,073,678
RiverSource Mid Cap Growth Fund                      617,406         9,353,699
RiverSource Mid Cap Value Fund                       320,041         2,864,365
RiverSource Select Value Fund                        331,188         2,334,878
                                                                 -------------
Total                                                               28,626,620
------------------------------------------------------------------------------

U.S. SMALL CAP (2.9%)
RiverSource Small Cap Advantage Fund                 327,593         2,332,462
RiverSource Small Cap Equity Fund                    408,059         2,627,899
RiverSource Small Cap Growth Fund                    631,061         3,325,690
RiverSource Small Cap Value Fund                     343,772         2,313,586
                                                                 -------------
Total                                                               10,599,637
------------------------------------------------------------------------------

------------------------------------------------------------------------------
 EQUITY FUNDS (CONTINUED)
------------------------------------------------------------------------------
                                                      SHARES          VALUE(a)

TOTAL EQUITY FUNDS
(Cost: $274,039,645)                                              $301,124,757
------------------------------------------------------------------------------

------------------------------------------------------------------------------
 FIXED INCOME FUNDS (16.5%)(b)
------------------------------------------------------------------------------
                                                      SHARES          VALUE(a)

GLOBAL BOND (2.2%)
RiverSource Global Bond Fund                       1,198,304        $7,753,025
------------------------------------------------------------------------------

HIGH YIELD (3.3%)
RiverSource Income Opportunities Fund              1,166,746        11,994,146
------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (1.6%)
RiverSource Inflation Protected Securities Fund      597,400         5,914,259
------------------------------------------------------------------------------

INVESTMENT GRADE (9.4%)
RiverSource Core Bond Fund                           583,109         5,592,012
RiverSource Limited Duration Bond Fund             1,707,994        16,516,306
RiverSource Selective Fund                            23,753           202,140
RiverSource Short Duration U.S. Government Fund    2,383,836        11,299,385
                                                                 -------------
Total                                                               33,609,843
------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $60,123,073)                                                $59,271,273
------------------------------------------------------------------------------

------------------------------------------------------------------------------
 CASH EQUIVALENTS (--%)(b)
------------------------------------------------------------------------------
ISSUER                                                SHARES          VALUE(a)

MONEY MARKET
RiverSource Cash Management Fund                          35               $35
------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $35)                                                                $35
------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $334,162,753)(c)                                           $360,396,065
==============================================================================


------------------------------------------------------------------------------
 NOTES TO INVESTMENTS IN AFFILIATED FUNDS
------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  See Note 6 to the financial statements.

(c) At Jan. 31, 2006, the cost of securities for federal income tax purposes was $334,514,015 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                      $29,032,535
     Unrealized depreciation                       (3,150,485)
     --------------------------------------------------------
     Net unrealized appreciation                  $25,882,050
     --------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

------------------------------------------------------------------------------
36   --   RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Portfolio Builder Total Equity Fund

JAN. 31, 2006
(Percentages represent value of investments compared to net assets)
------------------------------------------------------------------------------
 EQUITY FUNDS (100.1%)(b)
------------------------------------------------------------------------------
                                                      SHARES          VALUE(a)

INTERNATIONAL (22.8%)
RiverSource Emerging Markets Fund                    513,171        $5,547,381
RiverSource International Aggressive Growth Fund   2,463,711        21,434,286
RiverSource International Equity Fund              1,501,622        11,727,665
RiverSource International Opportunity Fund         1,435,251        12,658,914
RiverSource International Select Value Fund        1,579,547        15,590,127
RiverSource International Small Cap Fund             297,624         2,681,593
                                                                 -------------
Total                                                               69,639,966
------------------------------------------------------------------------------

REAL ESTATE (2.1%)
RiverSource Real Estate Fund                         439,772         6,293,134
------------------------------------------------------------------------------

U.S. LARGE CAP (62.2%)
RiverSource Disciplined Equity Fund                4,142,576        28,666,624
RiverSource Diversified Equity Income Fund         2,143,352        27,049,097
RiverSource Fundamental Growth Fund                3,869,804        24,882,838
RiverSource Fundamental Value Fund                 2,497,052        15,157,108
RiverSource Growth Fund                            1,314,086        39,462,009
RiverSource Large Cap Equity Fund                  1,052,585         5,757,639
RiverSource Large Cap Value Fund                   1,300,894         7,454,123
RiverSource New Dimensions Fund(R)                   924,061        18,712,243
RiverSource Stock Fund                               353,181         7,452,126
RiverSource Value Fund                             2,879,044        15,316,512
                                                                 -------------
Total                                                              189,910,319
------------------------------------------------------------------------------

U.S. MID CAP (9.5%)
RiverSource Aggressive Growth Fund                 1,589,173        14,207,208
RiverSource Mid Cap Growth Fund                      622,273         9,427,436
RiverSource Mid Cap Value Fund                       321,883         2,880,853
RiverSource Select Value Fund                        337,885         2,382,092
                                                                 -------------
Total                                                               28,897,589
------------------------------------------------------------------------------

------------------------------------------------------------------------------
 EQUITY FUNDS (CONTINUED)
------------------------------------------------------------------------------
                                                      SHARES          VALUE(a)

U.S. SMALL CAP (3.5%)
RiverSource Small Cap Advantage Fund                 333,909        $2,377,430
RiverSource Small Cap Equity Fund                    417,526         2,688,871
RiverSource Small Cap Growth Fund                    641,917         3,382,905
RiverSource Small Cap Value Fund                     350,209         2,356,908
                                                                 -------------
Total                                                               10,806,114
------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $279,221,771)                                              $305,547,122
------------------------------------------------------------------------------

------------------------------------------------------------------------------
 CASH EQUIVALENTS (--%)(b)
------------------------------------------------------------------------------
                                                      SHARES          VALUE(a)

MONEY MARKET
RiverSource Cash Management Fund                          29               $29
------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $29)                                                                $29
------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $279,221,800)(c)                                           $305,547,151
==============================================================================


------------------------------------------------------------------------------
 NOTES TO INVESTMENTS IN AFFILIATED FUNDS
------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  See Note 6 to the financial statements.

(c) At Jan. 31, 2006, the cost of securities for federal income tax purposes was $279,548,649 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                      $28,314,409
     Unrealized depreciation                       (2,315,907)
     --------------------------------------------------------
     Net unrealized appreciation                  $25,998,502
     --------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

------------------------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT  --   37
------------------------------------------------------------------------------

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
RiverSource Portfolio Builder Series

JAN. 31, 2006
                                                                           RIVERSOURCE          RIVERSOURCE          RIVERSOURCE
                                                                        PORTFOLIO BUILDER    PORTFOLIO BUILDER    PORTFOLIO BUILDER
                                                                           CONSERVATIVE    MODERATE CONSERVATIVE       MODERATE
                                                                               FUND                 FUND                 FUND
-----------------------------------------------------------------------------------------------------------------------------------
 ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
Investments in affiliated funds, at value (Note 1)
   (identified cost $113,536,902, $219,351,064
   and $558,389,463, respectively)                                         $114,870,046         $225,437,483         $582,330,802
Capital shares receivable                                                       347,247              560,961              990,473
Dividends receivable                                                             46,855               69,660              141,710
Receivable for investments sold                                                      --              261,600              180,900
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                115,264,148          226,329,704          583,643,885
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
 LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------------
Disbursements in excess of cash on demand deposit                                63,291              200,589                  908
Capital shares payable                                                           48,514               87,074              329,383
Payable for investments purchased                                                23,088              435,005            1,120,208
Accrued investment management services fee                                          252                  494                1,274
Accrued distribution fee                                                          1,654                3,104                7,502
Accrued transfer agency fee                                                         326                  689                1,987
Accrued administrative services fee                                                  63                  123                  319
Other accrued expenses                                                           24,450               35,988               72,879
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                               161,638              763,066            1,534,460
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                         $115,102,510         $225,566,638         $582,109,425
===================================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
 REPRESENTED BY
-----------------------------------------------------------------------------------------------------------------------------------
Capital stock -- $.01 par value (Note 1)                                   $    111,228           $  211,478           $  526,964
Additional paid-in capital                                                  112,557,597          216,043,277          545,868,651
Undistributed net investment income                                             138,700              179,316              351,563
Accumulated net realized gain (loss)                                            961,841            3,046,148           11,420,908
Unrealized appreciation (depreciation) on investments                         1,333,144            6,086,419           23,941,339
-----------------------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock   $115,102,510         $225,566,638         $582,109,425
===================================================================================================================================
Net assets applicable to outstanding shares:    Class A                    $ 72,779,845         $149,387,431         $410,452,525
                                                Class B                    $ 35,941,069         $ 65,616,719         $153,324,616
                                                Class C                     $ 6,358,679         $ 10,535,671         $ 18,297,163
                                                Class Y                       $  22,917            $  26,817            $  35,121
Outstanding shares of capital stock:            Class A shares                7,025,811           13,993,001           37,117,589
                                                Class B shares                3,479,541            6,163,302           13,916,348
                                                Class C shares                  615,227              989,022            1,659,289
                                                Class Y shares                    2,231                2,521                3,180
Net asset value per share                       Class A                        $  10.36             $  10.68             $  11.06
                                                Class B                        $  10.33             $  10.65             $  11.02
                                                Class C                        $  10.34             $  10.65             $  11.03
                                                Class Y                        $  10.27             $  10.64             $  11.04
-----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

------------------------------------------------------------------------------
38   --   RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
RiverSource Portfolio Builder Series

JAN. 31, 2006
                                                                           RIVERSOURCE          RIVERSOURCE          RIVERSOURCE
                                                                        PORTFOLIO BUILDER    PORTFOLIO BUILDER    PORTFOLIO BUILDER
                                                                       MODERATE AGGRESSIVE       AGGRESSIVE          TOTAL EQUITY
                                                                               FUND                 FUND                 FUND
-----------------------------------------------------------------------------------------------------------------------------------
 ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
Investments in affiliated funds, at value (Note 1)
   (identified cost $679,408,332, $334,162,753
   and $279,221,800, respectively)                                         $720,208,715         $360,396,065         $305,547,151
Cash in bank on demand deposit                                                   44,446                   --               29,358
Capital shares receivable                                                     1,439,955              543,861              213,569
Dividends receivable                                                             96,306               31,736                   --
Receivable for investments sold                                                 764,600                   --                   --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                722,554,022          360,971,662          305,790,078
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
 LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------------
Disbursements in excess of cash on demand deposit                                    --               14,610                   --
Capital shares payable                                                          261,402               36,130               76,967
Payable for investments purchased                                             2,613,865              937,272              369,615
Accrued investment management services fee                                        1,575                  787                  668
Accrued distribution fee                                                          8,388                4,210                3,609
Accrued service fee                                                                  --                   --                    1
Accrued transfer agency fee                                                       3,055                1,713                1,445
Accrued administrative services fee                                                 394                  197                  167
Other accrued expenses                                                           69,998               45,870               42,327
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                             2,958,677            1,040,789              494,799
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                         $719,595,345         $359,930,873         $305,295,279
===================================================================================================================================
-----------------------------------------------------------------------------------------------------------------------------------
 REPRESENTED BY
-----------------------------------------------------------------------------------------------------------------------------------
Capital stock -- $.01 par value (Note 1)                                   $    635,045         $    309,085         $    255,067
Additional paid-in capital                                                  661,085,818          323,230,940          268,776,960
Undistributed (excess of distributions over) net investment income               80,077                   --                   --
Accumulated net realized gain (loss)                                         16,994,022           10,157,536            9,937,901
Unrealized appreciation (depreciation) on investments                        40,800,383           26,233,312           26,325,351
-----------------------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock   $719,595,345         $359,930,873         $305,295,279
===================================================================================================================================
Net assets applicable to outstanding shares:    Class A                    $550,462,749         $274,554,183         $230,985,409
                                                Class B                    $153,725,117         $ 78,677,290         $ 68,038,975
                                                Class C                    $ 15,333,283         $  6,625,802         $  6,085,364
                                                Class Y                    $     74,196         $     73,598         $    185,531
Outstanding shares of capital stock:            Class A shares               48,536,983           23,539,942           19,267,462
                                                Class B shares               13,603,884            6,790,053            5,712,460
                                                Class C shares                1,357,122              572,204              511,295
                                                Class Y shares                    6,535                6,299               15,446
Net asset value per share                       Class A                    $      11.34         $      11.66         $      11.99
                                                Class B                    $      11.30         $      11.59         $      11.91
                                                Class C                    $      11.30         $      11.58         $      11.90
                                                Class Y                    $      11.35         $      11.68         $      12.01

See accompanying notes to financial statements.

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RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT  --   39
------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
RiverSource Portfolio Builder Series

YEAR ENDED JAN. 31, 2006
                                                                           RIVERSOURCE          RIVERSOURCE          RIVERSOURCE
                                                                        PORTFOLIO BUILDER    PORTFOLIO BUILDER    PORTFOLIO BUILDER
                                                                           CONSERVATIVE    MODERATE CONSERVATIVE       MODERATE
                                                                               FUND                 FUND                 FUND
-----------------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------------
Income:
Income distributions from underlying affiliated funds                        $2,896,432          $ 5,268,049          $12,076,950
-----------------------------------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                               71,579              137,483              342,180
Distribution fee
   Class A                                                                      137,397              281,878              749,024
   Class B                                                                      287,019              506,549            1,152,301
   Class C                                                                       57,771               84,250              128,534
Transfer agency fee                                                              84,670              174,865              486,376
Incremental transfer agency fee
   Class A                                                                        4,933               11,533               35,681
   Class B                                                                        4,867                8,770               24,760
   Class C                                                                          898                1,421                3,119
Service fee - Class Y                                                                35                   22                   32
Administrative services fees and expenses                                        17,895               34,371               85,545
Custodian fees                                                                    1,464                1,002                1,001
Printing and postage                                                             30,533               37,172              100,897
Registration fees                                                                66,458               86,593              129,184
Audit fees                                                                       16,500               16,500               16,500
Other                                                                             2,379                2,976                3,956
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                  784,398            1,385,385            3,259,090
   Expenses waived/reimbursed by the Investment Manager and its affiliates
   (Note 2)                                                                         (16)                  --                   --
-----------------------------------------------------------------------------------------------------------------------------------
Total net expenses                                                              784,382            1,385,385            3,259,090
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                               2,112,050            3,882,664            8,817,860
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN (LOSS) -- NET
-----------------------------------------------------------------------------------------------------------------------------------
   Sales of underlying affiliated funds (Note 3)                                727,124            1,774,511            5,125,575
   Capital gain distributions from underlying funds                           1,127,421            3,599,197           12,909,635
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                       1,854,545            5,373,708           18,035,210
Net change in unrealized appreciation (depreciation) on investments             436,690            3,398,966           16,254,779
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                2,291,235            8,772,674           34,289,989
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations              $4,403,285          $12,655,338          $43,107,849
===================================================================================================================================
See accompanying notes to financial statements.

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40   --   RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
RiverSource Portfolio Builder Series

YEAR ENDED JAN. 31, 2006
                                                                           RIVERSOURCE          RIVERSOURCE          RIVERSOURCE
                                                                        PORTFOLIO BUILDER    PORTFOLIO BUILDER    PORTFOLIO BUILDER
                                                                       MODERATE AGGRESSIVE       AGGRESSIVE          TOTAL EQUITY
                                                                               FUND                 FUND                 FUND
-----------------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------------
Income:
Income distributions from underlying affiliated funds                       $11,769,334          $ 4,297,555          $ 2,301,911
-----------------------------------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                              418,633              204,941              165,740
Distribution fee
   Class A                                                                      997,023              484,308              388,326
   Class B                                                                    1,133,797              577,276              477,375
   Class C                                                                      110,329               46,390               40,094
Transfer agency fee                                                             753,192              425,065              345,645
Incremental transfer agency fee
   Class A                                                                       61,596               35,377               28,012
   Class B                                                                       31,146               16,868               14,850
   Class C                                                                        3,185                1,665                1,279
Service fee - Class Y                                                                70                   87                   98
Administrative services fees and expenses                                       104,658               51,235               41,435
Custodian fees                                                                      563                  522                  528
Printing and postage                                                            114,266               68,859               53,519
Registration fees                                                               127,491              103,444               99,772
Audit fees                                                                       16,500               16,500               16,500
Other                                                                            10,660                7,707                4,044
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                3,883,109            2,040,244            1,677,217
   Expenses waived/reimbursed by the Investment Manager and its affiliates
   (Note 2)                                                                          --              (42,548)             (51,428)
-----------------------------------------------------------------------------------------------------------------------------------
Total net expenses                                                            3,883,109            1,997,696            1,625,789
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                               7,886,225            2,299,859              676,122
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN (LOSS) -- NET
-----------------------------------------------------------------------------------------------------------------------------------
   Sales of underlying affiliated funds (Note 3)                              7,030,269            3,955,662            3,512,679
   Capital gain distributions from underlying funds                          19,250,367           11,401,430           11,091,426
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                      26,280,636           15,357,092           14,604,105
Net change in unrealized appreciation (depreciation) on investments          30,467,892           20,616,169           21,465,049
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                               56,748,528           35,973,261           36,069,154
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations             $64,634,753          $38,273,120          $36,745,276
===================================================================================================================================
See accompanying notes to financial statements.

------------------------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT  --   41
------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
RiverSource Portfolio Builder Series

                                                           RIVERSOURCE                                  RIVERSOURCE
                                               PORTFOLIO BUILDER CONSERVATIVE FUND     PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND
                                              JAN. 31, 2006     FOR THE PERIOD FROM       JAN. 31, 2006       FOR THE PERIOD FROM
                                                YEAR ENDED        MARCH 4, 2004(a)         YEAR ENDED           MARCH 4, 2004(a)
                                                                  TO JAN. 31, 2005                              TO JAN. 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------
 OPERATIONS AND DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                $  2,112,050        $   524,212            $  3,882,664            $  1,057,052
Net realized gain (loss) on investments           1,854,545            565,687               5,373,708               1,448,477
Net change in unrealized appreciation
 (depreciation) on investments                      436,690            896,281               3,398,966               2,687,220
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                        4,403,285          1,986,180              12,655,338               5,192,749
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                    (1,562,893)          (392,103)             (3,265,173)               (928,934)
      Class B                                      (590,988)          (134,098)             (1,070,123)               (318,130)
      Class C                                      (111,437)           (29,944)               (169,203)                (57,743)
      Class Y                                        (2,107)              (177)                   (713)                   (189)
   Net realized gain
      Class A                                      (651,676)           (60,625)             (1,742,404)                (60,162)
      Class B                                      (325,633)           (29,969)               (774,986)                (26,957)
      Class C                                       (59,482)            (6,739)               (121,220)                 (4,821)
      Class Y                                          (219)               (17)                   (327)                     (9)
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                              (3,304,435)          (653,672)             (7,144,149)             (1,396,945)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
 CAPITAL SHARE TRANSACTIONS (NOTE 4)
-----------------------------------------------------------------------------------------------------------------------------------
Proceeds from sales
   Class A shares (Note 2)                       45,838,996         43,466,375              85,799,511              80,475,274
   Class B shares                                24,226,238         22,534,862              41,963,380              34,998,773
   Class C shares                                 3,852,826          4,530,358               6,299,354               6,054,953
   Class Y shares                                   261,886                 --                  15,000                      --
Reinvestment of distributions at net
 asset value
   Class A shares                                 2,102,765            436,874               4,823,637                 952,354
   Class B shares                                   878,885            156,820               1,791,897                 333,756
   Class C shares                                   165,752             33,909                 283,927                  61,539
   Class Y shares                                     1,892                 --                     592                      --
Payments for redemptions
   Class A shares                               (15,731,357)        (4,949,749)            (22,478,433)             (6,431,637)
   Class B shares (Note 2)                      (10,072,036)        (2,525,210)            (13,602,381)             (2,561,369)
   Class C shares (Note 2)                       (2,215,232)          (173,381)             (2,263,813)               (356,952)
   Class Y shares                                  (250,546)                --                      --                      --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
 capital share transactions                      49,060,069         63,510,858             102,632,671             113,526,691
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets          50,158,919         64,843,366             108,143,860             117,322,495
Net assets at beginning of year (Note 1)         64,943,591            100,225(b)          117,422,778                 100,283(c)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $115,102,510        $64,943,591            $225,566,638            $117,422,778
===================================================================================================================================
Undistributed net investment income            $    138,700        $    59,688            $    179,316            $     69,676
-----------------------------------------------------------------------------------------------------------------------------------


(a)  When shares became publicly available.

(b) Initial capital of $100,000 was contributed on Feb. 19, 2004. The Fund had an increase in net assets resulting from operations of $225 during the period from Feb. 19, 2004 to March 4, 2004 (when shares became publicly available).

(c) Initial capital of $100,000 was contributed on Feb. 19, 2004. The Fund had an increase in net assets resulting from operations of $283 during the period from Feb. 19, 2004 to March 4, 2004 (when shares became publicly available).

See accompanying notes to financial statements.

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42   --   RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
RiverSource Portfolio Builder Series

                                                           RIVERSOURCE                                  RIVERSOURCE
                                                 PORTFOLIO BUILDER MODERATE FUND        PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND
                                              JAN. 31, 2006     FOR THE PERIOD FROM       JAN. 31, 2006       FOR THE PERIOD FROM
                                                YEAR ENDED        MARCH 4, 2004(a)         YEAR ENDED           MARCH 4, 2004(a)
                                                                  TO JAN. 31, 2005                              TO JAN. 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------
 OPERATIONS AND DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                $  8,817,860       $  2,153,923            $  7,886,225            $  2,005,539
Net realized gain (loss) on investments          18,035,210         4,077,1072               6,280,636               5,343,123
Net change in unrealized appreciation
  (depreciation) on investments                  16,254,779          7,686,199              30,467,892              10,332,016
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                       43,107,849         13,917,229              64,634,753              17,680,678
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                    (8,562,888)        (2,241,999)             (9,310,525)             (2,651,382)
      Class B                                    (2,375,247)          (671,892)             (1,788,994)               (544,032)
      Class C                                      (272,714)           (74,421)               (178,345)                (54,864)
      Class Y                                          (941)              (186)                 (1,485)                   (304)
   Net realized gain
      Class A                                    (4,812,633)          (198,872)             (7,423,245)               (157,086)
      Class B                                    (1,812,518)           (75,746)             (2,084,034)                (42,491)
      Class C                                      (209,384)            (8,559)               (206,868)                 (4,301)
      Class Y                                          (430)               (13)                 (1,041)                    (15)
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                             (18,046,755)        (3,271,688)            (20,994,537)             (3,454,475)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
 CAPITAL SHARE TRANSACTIONS (NOTE 4)
-----------------------------------------------------------------------------------------------------------------------------------
Proceeds from sales
   Class A shares (Note 2)                      244,358,052        190,283,210             315,466,812             244,597,254
   Class B shares                                98,293,484         74,076,207              97,122,425              68,833,811
   Class C shares                                11,627,052          7,957,855               9,271,547               6,624,483
   Class Y shares                                    27,494             30,000                 204,739                  21,999
Reinvestment of distributions at net
 asset value
   Class A shares                                13,082,686          2,386,845              16,479,541               2,764,281
   Class B shares                                 4,101,156            712,135               3,833,554                 577,286
   Class C shares                                   465,728             79,142                 374,666                  56,828
   Class Y shares                                       930                 --                   2,128                     157
Payments for redemptions
   Class A shares                               (54,445,780)       (10,507,665)            (60,581,130)            (12,831,668)
   Class B shares (Note 2)                      (27,625,602)        (5,653,206)            (23,842,301)             (4,953,827)
   Class C shares (Note 2)                       (2,499,694)          (411,689)             (1,789,259)               (432,229)
   Class Y shares                                   (35,950)                --                (172,666)                     --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
 capital share transactions                     287,349,556        258,952,834             356,370,056             305,258,375
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets         312,410,650        269,598,375             400,010,272             319,484,578
Net assets at beginning of year (Note 1)        269,698,775            100,400(b)          319,585,073                 100,495(c)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $582,109,425       $269,698,775            $719,595,345            $319,585,073
===================================================================================================================================
Undistributed net investment income            $    351,563       $    132,944            $     80,077            $      7,609
-----------------------------------------------------------------------------------------------------------------------------------


(a)  When shares became publicly available.

(b) Initial capital of $100,000 was contributed on Feb. 19, 2004. The Fund had an increase in net assets resulting from operations of $400 during the period from Feb. 19, 2004 to March 4, 2004 (when shares became publicly available).

(c) Initial capital of $100,000 was contributed on Feb. 19, 2004. The Fund had an increase in net assets resulting from operations of $495 during the period from Feb. 19, 2004 to March 4, 2004 (when shares became publicly available).

See accompanying notes to financial statements.

------------------------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT  --   43
------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
RiverSource Portfolio Builder Series

                                                           RIVERSOURCE                                  RIVERSOURCE
                                                PORTFOLIO BUILDER AGGRESSIVE FUND           PORTFOLIO BUILDER TOTAL EQUITY FUND
                                              JAN. 31, 2006     FOR THE PERIOD FROM       JAN. 31, 2006       FOR THE PERIOD FROM
                                                YEAR ENDED        MARCH 4, 2004(a)         YEAR ENDED           MARCH 4, 2004(a)
                                                                  TO JAN. 31, 2005                              TO JAN. 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------
 OPERATIONS AND DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                $  2,299,859       $    586,828            $    676,122            $    212,444
Net realized gain (loss) on investments          15,357,092          3,170,131              14,604,105               2,740,011
Net change in unrealized appreciation
 (depreciation) on investments                   20,616,169          5,616,567              21,465,049               4,859,575
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                       38,273,120          9,373,526              36,745,276               7,812,030
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net Investment income
      Class A                                    (3,645,300)        (1,070,033)             (2,301,106)               (733,780)
      Class B                                      (633,991)          (226,765)               (331,036)               (150,954)
      Class C                                       (53,693)           (17,616)                (34,197)                (11,704)
      Class Y                                        (1,030)              (668)                 (1,186)                   (709)
   Net realized gain
      Class A                                    (4,207,315)           (97,886)             (3,674,237)                (80,460)
      Class B                                    (1,225,147)           (28,935)             (1,094,621)                (24,752)
      Class C                                      (101,316)            (2,443)                (99,431)                 (1,980)
      Class Y                                        (1,185)               (54)                 (1,822)                    (68)
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                              (9,868,977)        (1,444,400)             (7,537,636)             (1,004,407)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
 CAPITAL SHARE TRANSACTIONS (NOTE 4)
-----------------------------------------------------------------------------------------------------------------------------------
Proceeds from sales
   Class A shares (Note 2)                      154,726,302        118,179,376             132,092,654              91,775,810
   Class B shares                                45,284,359         35,721,618              41,139,582              28,881,735
   Class C shares                                 3,925,982          3,138,635               3,604,448               2,298,554
   Class Y shares                                    88,886             58,895                 130,023                  79,387
Reinvestment of distributions at net asset
 value
   Class A shares                                 7,791,647          1,155,526               5,930,863                 807,438
   Class B shares                                 1,845,093            252,370               1,411,683                 174,015
   Class C shares                                   149,982             19,057                 129,203                  13,005
   Class Y shares                                     1,854                593                   2,663                     658
Payments for redemptions
   Class A shares                               (29,147,580)        (5,825,730)            (21,102,216)             (5,782,717)
   Class B shares (Note 2)                      (10,619,377)        (1,886,901)             (9,391,900)             (2,305,111)
   Class C shares (Note 2)                       (1,041,604)          (226,611)               (550,364)               (103,238)
   Class Y shares                                   (72,390)           (22,957)                (44,178)                (12,683)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital
 share transactions                             172,933,154        150,563,871             153,352,461             115,826,853
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets         201,337,297        158,492,997             182,560,101             122,634,476
Net assets at beginning of year (Note 1)        158,593,576            100,579(b)          122,735,178                 100,702(c)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $359,930,873       $158,593,576            $305,295,279            $122,735,178
===================================================================================================================================


(a)  When shares became publicly available.

(b) Initial capital of $100,000 was contributed on Feb. 19, 2004. The Fund had an increase in net assets resulting from operations of $579 during the period from Feb. 19, 2004 to March 4, 2004 (when shares became publicly available).

(c) Initial capital of $100,000 was contributed on Feb. 19, 2004. The Fund had an increase in net assets resulting from operations of $702 during the period from Feb. 19, 2004 to March 4, 2004 (when shares became publicly available).

See accompanying notes to financial statements.

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44   --   RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

RiverSource Portfolio Builder Series (formerly AXP Portfolio Builder Series)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Each Fund is a series of AXP Market Advantage Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, open-end management investment company. AXP Market Advantage Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. Each Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying affiliated funds* for which RiverSource Investments, LLC or an affiliate acts as investment manager or principal underwriter. For each Fund, on Feb. 19, 2004, Ameriprise Financial, Inc. (Ameriprise Financial) (formerly American Express Financial Corporation) invested $100,000 (7,000 shares for Class A; 1,000 shares for Class B; Class C and Class Y, respectively), which represented the initial capital for each class at $10 per share. Shares of each Fund were first offered to the public on March 4, 2004.

The primary investments of each Fund are as follows:

RiverSource Portfolio Builder Conservative Fund (formerly AXP Portfolio Builder Conservative Fund) - invests primarily in fixed income securities.

RiverSource Portfolio Builder Moderate Conservative Fund (formerly AXP Portfolio Builder Moderate Conservative Fund) - invests primarily in fixed income securities and also invests a moderate amount in equity securities.

RiverSource Portfolio Builder Moderate Fund (formerly AXP Portfolio Builder Moderate Fund) - invests in a balance of fixed income and equity securities.

RiverSource Portfolio Builder Moderate Aggressive Fund (formerly AXP Portfolio Builder Moderate Aggressive Fund) - invests primarily in equity securities and also invests a moderate amount in fixed income securities.

RiverSource Portfolio Builder Aggressive Fund (formerly AXP Portfolio Builder Aggressive Fund) - invests primarily in equity securities and also invests a small amount in fixed income securities.

RiverSource Portfolio Builder Total Equity Fund (formerly AXP Portfolio Builder Total Equity Fund) - invests primarily in equity securities.

Each Fund offers Class A, Class B, Class C and Class Y shares.

o  Class A shares are sold with a front-end sales charge.

o  Class B shares may be subject to a contingent deferred sales charge
   (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

o  Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, transfer agency fees and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.


* For information on the goals, investment strategies and risks of the underlying funds please refer to Appendix A and B in the Funds' most recent prospectus.

Each Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF INVESTMENTS
Investments in the underlying funds are valued at their net asset value at the close of each business day. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

------------------------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT  --   45
------------------------------------------------------------------------------

GUARANTEES AND INDEMNIFICATIONS
Under each Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund's contracts with its service providers contain general indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
Each Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Net investment income and net realized gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principals. Capital accounts within the financial statements are adjusted for permanent book/tax differences. These differences are primarily due to the reclassification of short term capital gains earned in the underlying affiliated funds, capital loss carryforwards and losses due to wash sales and excise tax regulations (post October flip losses). The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Funds. On the statement of assets and liabilities, as a result of permanent book-to-tax differences, accumulated net realized gain (loss) and undistributed net investment income have been increased (decreased), resulting in net reclassification adjustments to additional paid-in capital by the following:

                                                             RIVERSOURCE               RIVERSOURCE               RIVERSOURCE
                                                          PORTFOLIO BUILDER         PORTFOLIO BUILDER         PORTFOLIO BUILDER
                                                          CONSERVATIVE FUND     MODERATE CONSERVATIVE FUND      MODERATE FUND
---------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss)                          $(234,387)                $(732,188)              $(2,612,549)
Undistributed net Investment income                             234,387                   732,188                 2,612,549
---------------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital reduction (increase)               $      --                 $      --               $        --
---------------------------------------------------------------------------------------------------------------------------------

                                                             RIVERSOURCE               RIVERSOURCE              RIVERSOURCE
                                                          PORTFOLIO BUILDER         PORTFOLIO BUILDER        PORTFOLIO BUILDER
                                                      MODERATE AGGRESSIVE FUND       AGGRESSIVE FUND         TOTAL EQUITY FUND
---------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss)                         $(3,465,592)             $(1,996,773)              $(1,826,434)
Undistributed net Investment income                            3,465,592                2,034,155                 1,991,403
---------------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital reduction (increase)              $        --              $    37,382               $   164,969
---------------------------------------------------------------------------------------------------------------------------------

The tax character of distributions paid for the periods indicated is as follows:

                                                                             FOR THE PERIOD FROM
                                                            JAN. 31, 2006       MARCH 4, 2004*
                                                              YEAR ENDED       TO JAN. 31, 2005
---------------------------------------------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND
CLASS A
Distributions paid from:
      Ordinary income                                         $1,853,882           $452,512
      Long-term capital gain                                     360,687                216
CLASS B
Distributions paid from:
      Ordinary income                                            736,392            163,960
      Long-term capital gain                                     180,229                107
CLASS C
Distributions paid from:
      Ordinary income                                            137,997             36,659
      Long-term capital gain                                      32,922                 24
CLASS Y
Distributions paid from:
      Ordinary income                                              2,205                194
      Long-term capital gain                                         121                 --


------------------------------------------------------------------------------
46   --   RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------


                                                                              FOR THE PERIOD FROM
                                                            JAN. 31, 2006        MARCH 4, 2004*
                                                              YEAR ENDED        TO JAN. 31, 2005
----------------------------------------------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND
CLASS A
Distributions paid from:
      Ordinary income                                         4,171,678              987,830
      Long-term capital gain                                    835,899                1,266
CLASS B
Distributions paid from:
      Ordinary income                                         1,473,318              344,520
      Long-term capital gain                                    371,791                  567
CLASS C
Distributions paid from:
      Ordinary income                                           232,269               62,462
      Long-term capital gain                                     58,154                  102
CLASS Y
Distributions paid from:
      Ordinary income                                               883                  198
      Long-term capital gain                                        157                   --

RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND
CLASS A
Distributions paid from:
      Ordinary income                                        10,935,829            2,438,641
      Long-term capital gain                                  2,439,692                2,230
CLASS B
Distributions paid from:
      Ordinary income                                         3,268,937              746,789
      Long-term capital gain                                    918,828                  849
CLASS C
Distributions paid from:
      Ordinary income                                           375,954               82,884
      Long-term capital gain                                    106,144                   96
CLASS Y
Distributions paid from:
      Ordinary income                                             1,153                  199
      Long-term capital gain                                        218                   --

RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND
CLASS A
Distributions paid from:
      Ordinary income                                        13,034,880            2,437,755
      Long-term capital gain                                  3,698,890                3,116
CLASS B
Distributions paid from:
      Ordinary income                                         2,834,586              746,796
      Long-term capital gain                                  1,038,442                  842
CLASS C
Distributions paid from:
      Ordinary income                                           282,134               82,895
      Long-term capital gain                                    103,079                   85
CLASS Y
Distributions paid from:
      Ordinary income                                             2,007                  199
      Long-term capital gain                                        519                   --

------------------------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT  --   47
------------------------------------------------------------------------------


                                                                              FOR THE PERIOD FROM
                                                            JAN. 31, 2006        MARCH 4, 2004*
                                                              YEAR ENDED        TO JAN. 31, 2005
-----------------------------------------------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND
CLASS A
Distributions paid from:
      Ordinary income                                         5,775,966            1,166,209
      Long-term capital gain                                  2,076,649                1,710
CLASS B
Distributions paid from:
      Ordinary income                                         1,254,430              255,195
      Long-term capital gain                                    604,708                  505
CLASS C
Distributions paid from:
      Ordinary income                                           105,001               20,016
      Long-term capital gain                                     50,008                   43
CLASS Y
Distributions paid from:
      Ordinary income                                             1,630                  721
      Long-term capital gain                                        585                    1

RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND
CLASS A
Distributions paid from:
      Ordinary income                                         4,114,112              811,009
      Long-term capital gain                                  1,861,231                3,231
CLASS B
Distributions paid from:
      Ordinary income                                           871,163              174,712
      Long-term capital gain                                    554,494                  994
CLASS C
Distributions paid from:
      Ordinary income                                            83,260               13,605
      Long-term capital gain                                     50,368                   79
CLASS Y
Distributions paid from:
      Ordinary income                                             2,085                  774
      Long-term capital gain                                        923                    3


* When shares became publicly available.


At Jan. 31, 2006, the components of distributable earnings on a tax basis for each Fund are as follows:

                                                                UNDISTRIBUTED   ACCUMULATED     UNREALIZED
                                                                   ORDINARY      LONG-TERM     APPRECIATION
                                                                    INCOME      GAIN (LOSS)   (DEPRECIATION)
------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Conservative Fund                    $153,176     $ 1,055,804    $ 1,224,705
RiverSource Portfolio Builder Moderate Conservative Fund            218,050       3,233,185      5,860,648
RiverSource Portfolio Builder Moderate Fund                         469,854      11,660,883     23,583,073
RiverSource Portfolio Builder Moderate Aggressive Fund              253,407      17,615,747     40,005,328
RiverSource Portfolio Builder Aggressive Fund                        63,522      10,445,276     25,882,050
RiverSource Portfolio Builder Total Equity Fund                     112,565      10,152,185     25,998,502

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared and distributed quarterly, when available, for RiverSource Portfolio Builder Conservative Fund, RiverSource Portfolio Builder Moderate Conservative Fund, RiverSource Portfolio Builder Moderate Fund and RiverSource Portfolio Builder Moderate Aggressive Fund are reinvested in additional shares of the Fund at net asset value or payable in cash. Dividends from net investment income, declared and paid at the end of the calendar year, when available, for RiverSource Portfolio Builder Aggressive Fund and RiverSource Portfolio Builder Total Equity Fund are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER
Security transactions, normally shares of the underlying funds, are accounted for as of trade date. Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

------------------------------------------------------------------------------
48   --   RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

2. EXPENSES AND SALES CHARGES

Each Fund has agreements with RiverSource Investments, LLC (the Investment Manager) to provide investment management services. Prior to Oct. 1, 2005, investment management services were provided by Ameriprise Financial. Under an Investment Management Services Agreement, each Fund pays a fee at an annual rate of 0.08% of each Fund's average daily net assets. Effective Feb. 1, 2006, the Investment Manager has agreed to eliminate this fee.

Under an Administrative Services Agreement, each Fund pays Ameriprise Financial a fee for administration and accounting services at an annual rate of 0.02% of each Fund's average daily net assets.

A minor portion of additional administrative service expenses paid by each Fund are consultants' fees and fund office expenses. Under this agreement, each Fund also pays taxes, audit and certain legal fees, registration fees for shares, corporate filing fees and any other expenses properly payable by the Funds and approved by the Board.

The Funds do not pay additional compensation to the board members. Compensation is paid directly from the affiliated underlying funds in which each Fund invests.

Under a separate Transfer Agency Agreement, RiverSource Service Corporation (formerly American Express Client Service Corporation) (the Transfer Agent) maintains shareholder accounts and records. Each Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

RiverSource Portfolio Builder Conservative Fund

RiverSource Portfolio Builder Moderate Conservative Fund

o  Class A $20.50

o  Class B $21.50

o  Class C $21.00

o  Class Y $18.50

RiverSource Portfolio Builder Moderate Fund

RiverSource Portfolio Builder Moderate Aggressive Fund

RiverSource Portfolio Builder Aggressive Fund

RiverSource Portfolio Builder Total Equity Fund

o Class A $19.50

o Class B $20.50

o Class C $20.00

o Class Y $17.50

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.

Beginning May 20, 2005, the Transfer Agent implemented an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statement of operations.

Each Fund has agreements with Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.) (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, each Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of each Fund's average daily net assets attributable to Class Y shares.

For the year ended Jan. 31, 2006, the Investment Manager and its affiliates waived certain fees and expenses to:

FUND                                                         CLASS A     CLASS B    CLASS C     CLASS Y
--------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Conservative Fund                N/A         N/A        N/A        0.42%
RiverSource Portfolio Builder Moderate Conservative Fund       N/A         N/A        N/A         N/A
RiverSource Portfolio Builder Moderate Fund                    N/A         N/A        N/A         N/A
RiverSource Portfolio Builder Moderate Aggressive Fund         N/A         N/A        N/A         N/A
RiverSource Portfolio Builder Aggressive Fund                 0.59%       1.37%      1.37%       0.42
RiverSource Portfolio Builder Total Equity Fund               0.59        1.37       1.37        0.42


------------------------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT  --   49
------------------------------------------------------------------------------

Of these waived fees and expenses, the transfer agency fees waived are as follows:

FUND                                                     AMOUNT
-----------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND
   Class A                                              $    --
   Class B                                                   --
   Class C                                                   --
   Class Y                                                   16
RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND
   Class A                                               41,003
   Class B                                                1,113
   Class C                                                  416
   Class Y                                                   16
RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND
   Class A                                               45,107
   Class B                                                5,759
   Class C                                                  525
   Class Y                                                   37

Under this agreement, which was effective until Jan. 31, 2006, net direct expenses would not exceed 0.59% for Class A, 1.37% for Class B, 1.37% for Class C and 0.42% for Class Y of each Fund's average daily net assets. Beginning Feb. 1, 2006, a new agreement to waive certain fees and expenses is effective until Jan. 31, 2007, such that net direct expenses will not exceed 0.51% for Class A, 1.29% for Class B, 1.29% for Class C and 0.34% for Class Y of each Fund's average daily net assets.

Sales charges received by the Distributor for distributing the Funds' shares for the year ended Jan. 31, 2006, are as follows:

FUND                                                          CLASS A      CLASS B       CLASS C
--------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Conservative Fund              $  537,876    $ 33,726      $6,219
RiverSource Portfolio Builder Moderate Conservative Fund      1,226,454      54,358       5,728
RiverSource Portfolio Builder Moderate Fund                   3,992,747     118,503       7,538
RiverSource Portfolio Builder Moderate Aggressive Fund        6,931,832     142,010       4,739
RiverSource Portfolio Builder Aggressive Fund                 3,045,759      48,187       2,010
RiverSource Portfolio Builder Total Equity Fund               1,795,908      47,483       1,765

Each Fund also pays custodian fees to Ameriprise Trust Company (formerly American Express Trust Company), an affiliate of Ameriprise Financial.

In addition to the fees and expenses which each Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which a Fund invests. Each Fund also indirectly receives a pro rata share of earnings credits from overnight cash balances which reduced the underlying funds transfer agency fees. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

3. TRANSACTIONS OF UNDERLYING AFFILIATED FUNDS

For the year ended Jan. 31, 2006, cost of purchases and proceeds from sales (other than short-term obligations) aggregated for each Fund are as follows:

FUND                                                           PURCHASES        PROCEEDS
------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Conservative Fund               $ 69,133,488   $ 20,455,840
RiverSource Portfolio Builder Moderate Conservative Fund       136,103,783     32,822,777
RiverSource Portfolio Builder Moderate Fund                    354,260,438     63,591,253
RiverSource Portfolio Builder Moderate Aggressive Fund         465,414,401    102,302,050
RiverSource Portfolio Builder Aggressive Fund                  237,900,398     60,850,949
RiverSource Portfolio Builder Total Equity Fund                193,472,204     36,128,709

Realized gains and losses are determined on an identified cost basis.

------------------------------------------------------------------------------
50   --   RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the years indicated are as follows:

                                          RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND
                                                     YEAR ENDED JAN. 31, 2006
                                            CLASS A      CLASS B      CLASS C      CLASS Y
------------------------------------------------------------------------------------------------
Sold                                       4,447,564    2,359,346     375,319      25,500
Issued for reinvested distributions          204,735       85,756      16,159         185
Redeemed                                  (1,525,336)    (979,212)   (215,269)    (24,454)
------------------------------------------------------------------------------------------------
Net increase (decrease)                    3,126,963    1,465,890     176,209       1,231
------------------------------------------------------------------------------------------------

                                          RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND
                                                   MARCH 4, 2004*  TO JAN. 31, 2005
                                            CLASS A      CLASS B      CLASS C      CLASS Y
------------------------------------------------------------------------------------------------
Sold                                       4,337,885    2,248,072     451,846          --
Issued for reinvested distributions           42,820       15,357       3,321          --
Redeemed                                    (488,857)    (250,778)    (17,149)         --
------------------------------------------------------------------------------------------------
Net increase (decrease)                    3,891,848    2,012,651     438,018          --
------------------------------------------------------------------------------------------------

* When shares became publicly available.

                                      RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND
                                                      YEAR ENDED JAN. 31, 2006
                                            CLASS A      CLASS B      CLASS C      CLASS Y
------------------------------------------------------------------------------------------------
Sold                                       8,168,322    4,010,348     600,702       1,465
Issued for reinvested distributions          459,225      170,829      27,066          56
Redeemed                                  (2,136,827)  (1,294,424)   (215,361)         --
------------------------------------------------------------------------------------------------
Net increase (decrease)                    6,490,720    2,886,753     412,407       1,521
------------------------------------------------------------------------------------------------

                                      RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND
                                                   MARCH 4, 2004*  TO JAN. 31, 2005
                                            CLASS A      CLASS B      CLASS C      CLASS Y
------------------------------------------------------------------------------------------------
Sold                                       8,036,255    3,499,136     605,081          --
Issued for reinvested distributions           92,275       32,257       5,943          --
Redeemed                                    (633,249)    (255,844)    (35,409)         --
------------------------------------------------------------------------------------------------
Net increase (decrease)                    7,495,281    3,275,549     575,615          --
------------------------------------------------------------------------------------------------

* When shares became publicly available.

                                            RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND
                                                      YEAR ENDED JAN. 31, 2006
                                            CLASS A      CLASS B      CLASS C      CLASS Y
------------------------------------------------------------------------------------------------
Sold                                      22,836,021    9,231,039   1,087,164       2,616
Issued for reinvested distributions        1,212,273      380,531      43,169          86
Redeemed                                  (5,071,074)  (2,579,042)   (232,944)     (3,401)
------------------------------------------------------------------------------------------------
Net increase (decrease)                   18,977,220    7,032,528     897,389        (699)
------------------------------------------------------------------------------------------------

                                            RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND
                                                  MARCH 4, 2004*  TO JAN. 31, 2005
                                            CLASS A      CLASS B      CLASS C      CLASS Y
------------------------------------------------------------------------------------------------
Sold                                      18,928,076    7,377,466     793,615       2,879
Issued for reinvested distributions          227,962       67,861       7,530          --
Redeemed                                  (1,022,669)    (562,507)    (40,245)         --
------------------------------------------------------------------------------------------------
Net increase (decrease)                   18,133,369    6,882,820     760,900       2,879
------------------------------------------------------------------------------------------------

* When shares became publicly available.

------------------------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT  --   51
------------------------------------------------------------------------------


                                       RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND
                                                     YEAR ENDED JAN. 31, 2006
                                            CLASS A      CLASS B      CLASS C      CLASS Y
------------------------------------------------------------------------------------------------
Sold                                      29,195,778    9,030,712     861,395      19,103
Issued for reinvested distributions        1,494,839      347,880      34,031         193
Redeemed                                  (5,570,772)  (2,197,893)   (164,423)    (15,949)
------------------------------------------------------------------------------------------------
Net increase (decrease)                   25,119,845    7,180,699     731,003       3,347
------------------------------------------------------------------------------------------------

                                       RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND
                                                  MARCH 4, 2004*  TO JAN. 31, 2005
                                            CLASS A      CLASS B      CLASS C      CLASS Y
------------------------------------------------------------------------------------------------
Sold                                      24,401,802    6,867,163     662,319       2,173
Issued for reinvested distributions          262,662       54,518       5,367          15
Redeemed                                  (1,254,326)    (499,496)    (42,567)         --
------------------------------------------------------------------------------------------------
Net increase (decrease)                   23,410,138    6,422,185     625,119       2,188
------------------------------------------------------------------------------------------------

* When shares became publicly available.

                                           RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND
                                                     YEAR ENDED JAN. 31, 2006
                                            CLASS A      CLASS B      CLASS C      CLASS Y
------------------------------------------------------------------------------------------------
Sold                                      14,124,986    4,174,889     359,597       8,298
Issued for reinvested distributions          688,917      164,154      13,356         164
Redeemed                                  (2,636,912)    (967,739)    (95,041)     (6,687)
------------------------------------------------------------------------------------------------
Net increase (decrease)                   12,176,991    3,371,304     277,912       1,775
------------------------------------------------------------------------------------------------

                                           RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND
                                                 MARCH 4, 2004*  TO JAN. 31, 2005
                                            CLASS A      CLASS B      CLASS C      CLASS Y
------------------------------------------------------------------------------------------------
Sold                                      11,821,202    3,583,755     314,674       5,732
Issued for reinvested distributions          108,297       23,741       1,794          56
Redeemed                                    (573,548)    (189,747)    (23,176)     (2,264)
------------------------------------------------------------------------------------------------
Net increase (decrease)                   11,355,951    3,417,749     293,292       3,524
------------------------------------------------------------------------------------------------

* When shares became publicly available.

                                          RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND
                                                     YEAR ENDED JAN. 31, 2006
                                            CLASS A      CLASS B      CLASS C      CLASS Y
------------------------------------------------------------------------------------------------
Sold                                      11,919,108    3,751,774     327,264      11,225
Issued for reinvested distributions          513,051      122,862      11,245         230
Redeemed                                  (1,897,003)    (850,445)    (49,350)     (3,926)
------------------------------------------------------------------------------------------------
Net increase (decrease)                   10,535,156    3,024,191     289,159       7,529
------------------------------------------------------------------------------------------------

                                          RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND
                                                  MARCH 4, 2004*  TO JAN. 31, 2005
                                            CLASS A      CLASS B      CLASS C      CLASS Y
------------------------------------------------------------------------------------------------
Sold                                       9,216,472    2,906,354     230,261       8,040
Issued for reinvested distributions           75,321       16,294       1,218          61
Redeemed                                    (566,487)    (235,379)    (10,343)     (1,184)
------------------------------------------------------------------------------------------------
Net increase (decrease)                    8,725,306    2,687,269     221,136       6,917
------------------------------------------------------------------------------------------------

* When shares became publicly available.

5. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 20, 2005. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07% per annum. Prior to this agreement, the Fund had a revolving credit agreement that permitted borrowings up to $500 million with The Bank of New York. The Fund had no borrowings outstanding during the year ended Jan. 31, 2006.

------------------------------------------------------------------------------
52   --   RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

6. INVESTMENTS IN UNDERLYING AFFILIATED FUNDS

The Funds do not invest in the underlying funds for the purpose of exercising management or control. At Jan. 31, 2006, each Fund held the following positions, which exceed 5% of the underlying fund's shares outstanding:

RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND
UNDERLYING FUND                                          PERCENT OF SHARES HELD
-------------------------------------------------------------------------------
RiverSource Limited Duration Bond Fund                           8.04%
RiverSource Core Bond Fund                                      10.50%

RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND
UNDERLYING FUND                                          PERCENT OF SHARES HELD
-------------------------------------------------------------------------------
RiverSource Inflation Protected Securities Fund                  5.11%
RiverSource Core Bond Fund                                       7.45%
RiverSource Limited Duration Bond Fund                          16.39%

RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND
UNDERLYING FUND                                          PERCENT OF SHARES HELD
-------------------------------------------------------------------------------
RiverSource Large Cap Value Fund                                 5.76%
RiverSource International Equity Fund                            6.24%
RiverSource Limited Duration Bond Fund                           6.43%
RiverSource Global Bond Fund                                     6.55%
RiverSource Real Estate Fund                                     7.72%
RiverSource Selective Fund                                       9.09%
RiverSource Aggressive Growth Fund                              12.50%
RiverSource Income Opportunities Fund                           12.79%
RiverSource Inflation Protected Securities Fund                 13.90%
RiverSource Disciplined Equity Fund                             14.37%
RiverSource Fundamental Growth Fund                             16.39%
RiverSource Core Bond Fund                                      30.48%

RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND
UNDERLYING FUND                                          PERCENT OF SHARES HELD
-------------------------------------------------------------------------------
RiverSource Value Fund                                           5.38%
RiverSource Income Opportunities Fund                            5.93%
RiverSource International Aggressive Growth Fund                 7.83%
RiverSource Global Bond Fund                                     8.30%
RiverSource Large Cap Value Fund                                 9.16%
RiverSource Real Estate Fund                                     9.49%
RiverSource International Equity Fund                            9.95%
RiverSource Limited Duration Bond Fund                          10.75%
RiverSource Inflation Protected Securities Fund                 16.57%
RiverSource Aggressive Growth Fund                              19.90%
RiverSource Disciplined Equity Fund                             22.84%
RiverSource Core Bond Fund                                      23.64%
RiverSource Fundamental Growth Fund                             26.05%

RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND
UNDERLYING FUND                                          PERCENT OF SHARES HELD
-------------------------------------------------------------------------------
RiverSource Large Cap Value Fund                                 5.58%
RiverSource International Equity Fund                            6.07%
RiverSource Limited Duration Bond Fund                           7.96%
RiverSource Aggressive Growth Fund                              11.99%
RiverSource Disciplined Equity Fund                             13.98%
RiverSource Fundamental Growth Fund                             15.82%

RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND
UNDERLYING FUND                                          PERCENT OF SHARES HELD
-------------------------------------------------------------------------------
RiverSource Large Cap Value Fund                                 5.61%
RiverSource International Equity Fund                            6.20%
RiverSource Aggressive Growth Fund                              12.12%
RiverSource Disciplined Equity Fund                             14.41%
RiverSource Fundamental Growth Fund                             16.12%


------------------------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT  --   53
------------------------------------------------------------------------------

7. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities.In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of$7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf.In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal or arbitration proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal or arbitration proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds.

------------------------------------------------------------------------------
54   --   RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

8. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating each Fund's results.

RiverSource Portfolio Builder Conservative Fund

CLASS A
------------------------------------------------------------------------------
 PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                             2006      2005(b)

Net asset value, beginning of period                   $10.23    $10.02
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .25       .12
Net gains (losses) (both realized and unrealized)         .25       .23
------------------------------------------------------------------------------
Total from investment operations                          .50       .35
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.27)     (.12)
Distributions from realized gains                        (.10)     (.02)
------------------------------------------------------------------------------
Total distributions                                      (.37)     (.14)
------------------------------------------------------------------------------
Net asset value, end of period                         $10.36    $10.23
------------------------------------------------------------------------------
------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Net assets, end of period (in millions)                   $73       $40
------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)         .59%      .59%(d),(e)
------------------------------------------------------------------------------
Ratio of net investment income (loss) to
  average daily net assets                              2.66%     2.03%(d)
------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
  securities)                                             23%       51%
------------------------------------------------------------------------------
Total return(f)                                         4.97%     3.54%(g)
------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class A would have been 0.92% for the period ended Jan. 31, 2005.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.

CLASS B
------------------------------------------------------------------------------
 PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                             2006      2005(b)

Net asset value, beginning of period                   $10.21    $10.02
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .18       .07
Net gains (losses) (both realized and unrealized)         .24       .22
------------------------------------------------------------------------------
Total from investment operations                          .42       .29
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.20)     (.08)
Distributions from realized gains                        (.10)     (.02)
------------------------------------------------------------------------------
Total distributions                                      (.30)     (.10)
------------------------------------------------------------------------------
Net asset value, end of period                         $10.33    $10.21
------------------------------------------------------------------------------
------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Net assets, end of period (in millions)                   $36       $21
------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)        1.34%     1.37%(d),(e)
------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  daily net assets                                      1.88%     1.25%(d)
------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
  securities)                                             23%       51%
------------------------------------------------------------------------------
Total return(f)                                         4.12%     2.88%(g)
------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class B would have been 1.68% for the period ended Jan 31, 2005.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.



------------------------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT  --   55
------------------------------------------------------------------------------

RiverSource Portfolio Builder Conservative Fund

CLASS C
------------------------------------------------------------------------------
 PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                             2006      2005(b)

Net asset value, beginning of period                   $10.21    $10.02
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .17       .07
Net gains (losses) (both realized and unrealized)         .25       .22
------------------------------------------------------------------------------
Total from investment operations                          .42       .29
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.19)     (.08)
Distributions from realized gains                        (.10)     (.02)
------------------------------------------------------------------------------
Total distributions                                      (.29)     (.10)
------------------------------------------------------------------------------
Net asset value, end of period                         $10.34    $10.21
------------------------------------------------------------------------------
------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Net assets, end of period (in millions)                    $6        $4
------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)        1.34%     1.37%(d),(e)
------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  daily net assets                                      1.85%     1.32%(d)
------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
  securities)                                             23%       51%
------------------------------------------------------------------------------
Total return(f)                                         4.16%     2.90%(g)
------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class C would have been 1.68% for the period ended Jan. 31, 2005.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.

CLASS Y
------------------------------------------------------------------------------
 PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                             2006      2005(b)

Net asset value, beginning of period                   $10.20    $10.02
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .32       .17
Net gains (losses) (both realized and unrealized)         .18       .20
------------------------------------------------------------------------------
Total from investment operations                          .50       .37
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.33)     (.17)
Distributions from realized gains                        (.10)     (.02)
------------------------------------------------------------------------------
Total distributions                                      (.43)     (.19)
------------------------------------------------------------------------------
Net asset value, end of period                         $10.27    $10.20
------------------------------------------------------------------------------
------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Net assets, end of period (in millions)                   $--       $--
------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)     .42%      .42%(e)
------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  daily net assets                                      2.64%     1.90%(e)
------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
  securities)                                             23%       51%
------------------------------------------------------------------------------
Total return(f)                                         5.04%     3.74%(g)
------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class Y would have been 0.47% and 0.76% for the periods ended Jan. 31, 2006 and 2005, respectively.

(e)  Adjusted to an annual basis.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.

------------------------------------------------------------------------------
56   --   RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

RiverSource Portfolio Builder Moderate Conservative Fund

CLASS A
------------------------------------------------------------------------------
 PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                             2006      2005(b)

Net asset value, beginning of period                   $10.35    $10.03
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .24       .14
Net gains (losses) (both realized and unrealized)         .49       .35
------------------------------------------------------------------------------
Total from investment operations                          .73       .49
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.27)     (.16)
Distributions from realized gains                        (.13)     (.01)
------------------------------------------------------------------------------
Total distributions                                      (.40)     (.17)
------------------------------------------------------------------------------
Net asset value, end of period                         $10.68    $10.35
------------------------------------------------------------------------------
------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Net assets, end of period (in millions)                  $149       $78
------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)         .55%      .59%(d),(e)
------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  daily net assets                                      2.53%     2.21%(d)
------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
  securities)                                             19%       28%
------------------------------------------------------------------------------
Total return(f)                                         7.18%     4.90%(g)
------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class A would have been 0.72% for the period ended Jan. 31, 2005.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.

CLASS B
------------------------------------------------------------------------------
 PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                             2006      2005(b)

Net asset value, beginning of period                   $10.32    $10.03
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .16       .09
Net gains (losses) (both realized and unrealized)         .49       .32
------------------------------------------------------------------------------
Total from investment operations                          .65       .41
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.19)     (.11)
Distributions from realized gains                        (.13)     (.01)
------------------------------------------------------------------------------
Total distributions                                      (.32)     (.12)
------------------------------------------------------------------------------
Net asset value, end of period                         $10.65    $10.32
------------------------------------------------------------------------------
------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Net assets, end of period (in millions)                   $66       $34
------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)        1.30%     1.37%(d),(e)
------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  daily net assets                                      1.75%     1.46%(d)
------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
  securities)                                             19%       28%
------------------------------------------------------------------------------
Total return(f)                                         6.41%     4.14%(g)
------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class B would have been 1.49% for the period ended Jan. 31, 2005.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.


------------------------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT  --   57
------------------------------------------------------------------------------

RiverSource Portfolio Builder Moderate Conservative Fund

CLASS C
------------------------------------------------------------------------------
 PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                             2005      2005(b)

Net asset value, beginning of period                   $10.33    $10.03
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .15       .09
Net gains (losses) (both realized and unrealized)         .49       .34
------------------------------------------------------------------------------
Total from investment operations                          .64       .43
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.19)     (.12)
Distributions from realized gains                        (.13)     (.01)
------------------------------------------------------------------------------
Total distributions                                      (.32)     (.13)
------------------------------------------------------------------------------
Net asset value, end of period                         $10.65    $10.33
------------------------------------------------------------------------------
------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Net assets, end of period (in millions)                   $11        $6
------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)        1.30%     1.37%(d),(e)
------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  daily net assets                                      1.72%     1.47%(d)
------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
  securities)                                             19%       28%
------------------------------------------------------------------------------
Total return(f)                                         6.29%     4.25%(g)
------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class C would have been 1.52% for the period ended Jan. 31, 2005.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.

CLASS Y
------------------------------------------------------------------------------
 PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                             2005      2005(b)

Net asset value, beginning of period                   $10.34    $10.03
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .29       .17
Net gains (losses) (both realized and unrealized)         .46       .34
------------------------------------------------------------------------------
Total from investment operations                          .75       .51
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.32)     (.19)
Distributions from realized gains                        (.13)     (.01)
------------------------------------------------------------------------------
Total distributions                                      (.45)     (.20)
------------------------------------------------------------------------------
Net asset value, end of period                         $10.64    $10.34
------------------------------------------------------------------------------
------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Net assets, end of period (in millions)                   $--       $--
------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)         .39%      .36%(d),(e)
------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  daily net assets                                      2.67%     2.13%(d)
------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
  securities)                                             19%       28%
------------------------------------------------------------------------------
Total return(f)                                         7.37%     5.09%(g)
------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class Y would have been 0.57% for the period ended Jan. 31, 2005.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.




------------------------------------------------------------------------------
58   --   RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

RiverSource Portfolio Builder Moderate Fund

CLASS A
------------------------------------------------------------------------------
 PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                             2006      2005(b)

Net asset value, beginning of period                   $10.47    $10.04
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .22       .13
Net gains (losses) (both realized and unrealized)         .78       .47
------------------------------------------------------------------------------
Total from investment operations                         1.00       .60
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.27)     (.16)
Distributions from realized gains                        (.14)     (.01)
------------------------------------------------------------------------------
Total distributions                                      (.41)     (.17)
------------------------------------------------------------------------------
Net asset value, end of period                         $11.06    $10.47
------------------------------------------------------------------------------
------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Net assets, end of period (in millions)                  $410      $190
------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)         .53%      .59%(d),(e)
------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  daily net assets                                      2.30%     2.05%(d)
------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
  securities)                                             15%       28%
------------------------------------------------------------------------------
Total return(f)                                         9.64%     6.01%(g)
------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class A would have been 0.63% for the period ended Jan. 31, 2005.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.

CLASS B
------------------------------------------------------------------------------
 PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                             2006      2005(b)

Net asset value, beginning of period                   $10.43    $10.04
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .13       .08
Net gains (losses) (both realized and unrealized)         .79       .44
------------------------------------------------------------------------------
Total from investment operations                          .92       .52
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.19)     (.12)
Distributions from realized gains                        (.14)     (.01)
------------------------------------------------------------------------------
Total distributions                                      (.33)     (.13)
------------------------------------------------------------------------------
Net asset value, end of period                         $11.02    $10.43
------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Net assets, end of period (in millions)                  $153       $72
------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)        1.29%     1.36%(d),(e)
------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  daily net assets                                      1.51%     1.31%(d)
------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
  securities)                                             15%       28%
------------------------------------------------------------------------------
Total return(f)                                         8.86%     5.19%(g)
------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class B would have been 1.39% for the period ended Jan. 31, 2005.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.


------------------------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT  --   59
------------------------------------------------------------------------------

RiverSource Portfolio Builder Moderate Fund

CLASS C
------------------------------------------------------------------------------
 PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                             2006      2005(b)

Net asset value, beginning of period                   $10.44    $10.04
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .13       .07
Net gains (losses) (both realized and unrealized)         .79       .46
------------------------------------------------------------------------------
Total from investment operations                          .92       .53
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.19)     (.12)
Distributions from realized gains                        (.14)     (.01)
------------------------------------------------------------------------------
Total distributions                                      (.33)     (.13)
------------------------------------------------------------------------------
Net asset value, end of period                         $11.03    $10.44
------------------------------------------------------------------------------
------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Net assets, end of period (in millions)                   $18        $8
------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)        1.30%     1.36%(d),(e)
------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  daily net assets                                      1.52%     1.26%(d)
------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
  securities)                                             15%       28%
------------------------------------------------------------------------------
Total return(f)                                         8.86%     5.24%(g)
------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class C would have been 1.40% for the period ended Jan. 31, 2005.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.

CLASS Y
------------------------------------------------------------------------------
 PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                             2006      2005(b)

Net asset value, beginning of period                   $10.47    $10.04
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .26       .16
Net gains (losses) (both realized and unrealized)         .75       .47
------------------------------------------------------------------------------
Total from investment operations                         1.01       .63
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.30)     (.19)
Distributions from realized gains                        (.14)     (.01)
------------------------------------------------------------------------------
Total distributions                                      (.44)     (.20)
------------------------------------------------------------------------------
Net asset value, end of period                         $11.04    $10.47
------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Net assets, end of period (in millions)                   $--       $--
------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)         .37%      .37%(d),(e)
------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  daily net assets                                      2.34%      .88%(d)
------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
  securities)                                             15%       28%
------------------------------------------------------------------------------
Total return(f)                                         9.80%     6.28%(g)
------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class Y would have been 0.47% for the period ended Jan. 31, 2005.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.


------------------------------------------------------------------------------
60   --   RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

RiverSource Portfolio Builder Moderate Aggressive Fund

CLASS A
------------------------------------------------------------------------------
 PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                             2006      2005(b)

Net asset value, beginning of period                   $10.50    $10.05
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .17       .10
Net gains (losses) (both realized and unrealized)        1.05       .50
------------------------------------------------------------------------------
Total from investment operations                         1.22       .60
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.22)     (.14)
Distributions from realized gains                        (.16)     (.01)
------------------------------------------------------------------------------
Total distributions                                      (.38)     (.15)
------------------------------------------------------------------------------
Net asset value, end of period                         $11.34    $10.50
------------------------------------------------------------------------------
------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Net assets, end of period (in millions)                  $550      $246
------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)         .56%      .59%(d),(e)
------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  daily net assets                                      1.69%     1.61%(d)
------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
  securities)                                             20%       31%
------------------------------------------------------------------------------
Total return(f)                                        11.72%     5.97%(g)
------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class A would have been 0.65% for the period ended Jan. 31, 2005.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.

CLASS B
------------------------------------------------------------------------------
 PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                             2006      2005(b)

Net asset value, beginning of period                   $10.47    $10.05
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .07       .04
Net gains (losses) (both realized and unrealized)        1.06       .49
------------------------------------------------------------------------------
Total from investment operations                         1.13       .53
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.14)     (.10)
Distributions from realized gains                        (.16)     (.01)
------------------------------------------------------------------------------
Total distributions                                      (.30)     (.11)
------------------------------------------------------------------------------
Net asset value, end of period                         $11.30    $10.47
------------------------------------------------------------------------------
------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Net assets, end of period (in millions)                  $154       $67
------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)        1.32%     1.36%(d),(e)
------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  daily net assets                                       .91%      .82%(d)
------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
  securities)                                             20%       31%
------------------------------------------------------------------------------
Total return(f)                                        10.90%     5.24%(g)
------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class B would have been 1.42% for the period ended Jan. 31, 2005.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.



------------------------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT  --   61
------------------------------------------------------------------------------

RiverSource Portfolio Builder Moderate Aggressive Fund

CLASS C
------------------------------------------------------------------------------
 PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                             2006      2005(b)

Net asset value, beginning of period                   $10.47    $10.05
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .07       .04
Net gains (losses) (both realized and unrealized)        1.06       .49
------------------------------------------------------------------------------
Total from investment operations                         1.13       .53
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.14)     (.10)
Distributions from realized gains                        (.16)     (.01)
------------------------------------------------------------------------------
Total distributions                                      (.30)     (.11)
------------------------------------------------------------------------------
Net asset value, end of period                         $11.30    $10.47
------------------------------------------------------------------------------
------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Net assets, end of period (in millions)                   $15        $7
------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)        1.32%     1.37%(d),(e)
------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  daily net assets                                       .93%      .83%(d)
------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
  securities)                                             20%       31%
------------------------------------------------------------------------------
Total return(f)                                        10.91%     5.24%(g)
------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class C would have been 1.41% for the period ended Jan. 31, 2005.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.

CLASS Y
------------------------------------------------------------------------------
 PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                             2006      2005(b)

Net asset value, beginning of period                   $10.50    $10.05
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .19       .12
Net gains (losses) (both realized and unrealized)        1.06       .49
------------------------------------------------------------------------------
Total from investment operations                         1.25       .61
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.24)     (.15)
Distributions from realized gains                        (.16)     (.01)
------------------------------------------------------------------------------
Total distributions                                      (.40)     (.16)
------------------------------------------------------------------------------
Net asset value, end of period                         $11.35    $10.50
------------------------------------------------------------------------------
------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Net assets, end of period (in millions)                   $--       $--
------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)         .39%      .36%(d),(e)
------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  daily net assets                                      1.69%     1.35%(d)
------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
  securities)                                             20%       31%
------------------------------------------------------------------------------
Total return(f)                                        12.02%     6.10%(g)
------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class Y would have been 0.48% for the period ended Jan. 31, 2005.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.



------------------------------------------------------------------------------
62   --   RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

RiverSource Portfolio Builder Aggressive Fund

CLASS A
------------------------------------------------------------------------------
 PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                            2006       2005(b)

Net asset value, beginning of period                   $10.53    $10.06
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .12       .07
Net gains (losses) (both realized and unrealized)        1.37       .52
------------------------------------------------------------------------------
Total from investment operations                         1.49       .59
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.17)     (.11)
Distributions from realized gains                        (.19)     (.01)
------------------------------------------------------------------------------
Total distributions                                      (.36)     (.12)
------------------------------------------------------------------------------
Net asset value, end of period                         $11.66    $10.53
------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Net assets, end of period (in millions)                  $275      $120
------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)     .59%      .59%(e)
------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  daily net assets                                      1.10%     1.04%(e)
------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
  securities)                                             24%       38%
------------------------------------------------------------------------------
Total return(f)                                        14.26%     5.81%(g)
------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 0.61% and 0.78% for the periods ended Jan. 31, 2006 and 2005, respectively.

(e)  Adjusted to an annual basis.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.

CLASS B
------------------------------------------------------------------------------
 PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                             2006      2005(b)

Net asset value, beginning of period                   $10.48    $10.06
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .03       .01
Net gains (losses) (both realized and unrealized)        1.37       .50
------------------------------------------------------------------------------
Total from investment operations                         1.40       .51
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.10)     (.08)
Distributions from realized gains                        (.19)     (.01)
------------------------------------------------------------------------------
Total distributions                                      (.29)     (.09)
------------------------------------------------------------------------------
Net asset value, end of period                         $11.59    $10.48
------------------------------------------------------------------------------
------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Net assets, end of period (in millions)                   $79       $36
------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)        1.37%     1.37%(d),(e)
------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  daily net assets                                       .28%      .25%(d)
------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
  securities)                                             24%       38%
------------------------------------------------------------------------------
Total return(f)                                        13.48%     5.02%(g)
------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class B would have been 1.54% for the period ended Jan. 31, 2005.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.



------------------------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT  --   63
------------------------------------------------------------------------------

RiverSource Portfolio Builder Aggressive Fund

CLASS C
------------------------------------------------------------------------------
 PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                             2006      2005(b)

Net asset value, beginning of period                   $10.48    $10.06
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .03       .01
Net gains (losses) (both realized and unrealized)        1.37       .49
------------------------------------------------------------------------------
Total from investment operations                         1.40       .50
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.11)     (.07)
Distributions from realized gains                        (.19)     (.01)
------------------------------------------------------------------------------
Total distributions                                      (.30)     (.08)
------------------------------------------------------------------------------
Net asset value, end of period                         $11.58    $10.48
------------------------------------------------------------------------------
------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Net assets, end of period (in millions)                    $7        $3
------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)    1.37%     1.37%(e)
------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  daily net assets                                       .32%      .21%(e)
------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
  securities)                                             24%       38%
------------------------------------------------------------------------------
Total return(f)                                        13.40%     4.96%(g)
------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 1.38% and 1.55% for the periods ended Jan. 31, 2006 and 2005, respectively.

(e)  Adjusted to an annual basis.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.

CLASS Y
------------------------------------------------------------------------------
 PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                             2006      2005(b)

Net asset value, beginning of period                   $10.53    $10.06
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .12       .08
Net gains (losses) (both realized and unrealized)        1.39       .52
------------------------------------------------------------------------------
Total from investment operations                         1.51       .60
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.17)     (.12)
Distributions from realized gains                        (.19)     (.01)
------------------------------------------------------------------------------
Total distributions                                      (.36)     (.13)
------------------------------------------------------------------------------
Net asset value, end of period                         $11.68    $10.53
------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Net assets, end of period (in millions)                   $--       $--
------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)     .42%      .38%(e)
------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  daily net assets                                       .95%     1.75%(e)
------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
  securities)                                             24%       38%
------------------------------------------------------------------------------
Total return(f)                                        14.46%     5.94%(g)
------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class Y would have been 0.44% and 0.61% for the periods ended Jan. 31, 2006 and 2005, respectively.

(e)  Adjusted to an annual basis.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.

------------------------------------------------------------------------------
64   --   RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

RiverSource Portfolio Builder Total Equity Fund

CLASS A
------------------------------------------------------------------------------
 PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                             2006      2005(b)

Net asset value, beginning of period                   $10.55    $10.07
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .07       .05
Net gains (losses) (both realized and unrealized)        1.71       .54
------------------------------------------------------------------------------
Total from investment operations                         1.78       .59
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.13)     (.10)
Distributions from realized gains                        (.21)     (.01)
------------------------------------------------------------------------------
Total distributions                                      (.34)     (.11)
------------------------------------------------------------------------------
Net asset value, end of period                         $11.99    $10.55
------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Net assets, end of period (in millions)                  $231       $92
------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)     .59%      .59%(e)
------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  daily net assets                                       .53%      .58%(e)
------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
  securities)                                             17%       39%
------------------------------------------------------------------------------
Total return(f)                                        16.99%     5.80%(g)
------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 0.62% and 0.83% for the periods ended Jan. 31, 2006 and 2005, respectively.

(e)  Adjusted to an annual basis.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.

CLASS B
------------------------------------------------------------------------------
 PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                             2006      2005(b)

Net asset value, beginning of period                   $10.50    $10.07
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                             (.03)     (.02)
Net gains (losses) (both realized and unrealized)        1.71       .52
------------------------------------------------------------------------------
Total from investment operations                         1.68       .50
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.06)     (.06)
Distributions from realized gains                        (.21)     (.01)
------------------------------------------------------------------------------
Total distributions                                      (.27)     (.07)
------------------------------------------------------------------------------
Net asset value, end of period                         $11.91    $10.50
------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Net assets, end of period (in millions)                   $68       $28
------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)    1.37%     1.36%(e)
------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  daily net assets                                      (.29%)    (.19%)(e)
------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
  securities)                                             17%       39%
------------------------------------------------------------------------------
Total return(f)                                        16.11%     4.99%(g)
------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 1.38% and 1.59% for the periods ended Jan. 31, 2006 and 2005, respectively.

(e)  Adjusted to an annual basis.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.

------------------------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT  --   65
------------------------------------------------------------------------------

RiverSource Portfolio Builder Total Equity Fund

CLASS C
------------------------------------------------------------------------------
 PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                             2006      2005(b)

Net asset value, beginning of period                   $10.50    $10.07
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                             (.03)     (.02)
Net gains (losses) (both realized and unrealized)        1.71       .52
------------------------------------------------------------------------------
Total from investment operations                         1.68       .50
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.07)     (.06)
Distributions from realized gains                        (.21)     (.01)
------------------------------------------------------------------------------
Total distributions                                      (.28)     (.07)
------------------------------------------------------------------------------
Net asset value, end of period                         $11.90    $10.50
------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Net assets, end of period (in millions)                    $6        $2
------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)    1.37%     1.37%(e)
------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  daily net assets                                      (.21%)    (.31%)(e)
------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
  securities)                                             17%       39%
------------------------------------------------------------------------------
Total return(f)                                        16.10%     4.99%(g)
------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 1.38% and 1.60% for the periods ended Jan. 31, 2006 and 2005, respectively.

(e)  Adjusted to an annual basis.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.

CLASS Y
------------------------------------------------------------------------------
 PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                             2006      2005(b)

Net asset value, beginning of period                   $10.55    $10.07
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .09       .07
Net gains (losses) (both realized and unrealized)        1.71       .53
------------------------------------------------------------------------------
Total from investment operations                         1.80       .60
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.13)     (.11)
Distributions from realized gains                        (.21)     (.01)
------------------------------------------------------------------------------
Total distributions                                      (.34)     (.12)
------------------------------------------------------------------------------
Net asset value, end of period                         $12.01    $10.55
------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Net assets, end of period (in millions)                   $--       $--
------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)     .42%      .40%(e)
------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  daily net assets                                       .51%      .48%(e)
------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
  securities)                                             17%       39%
------------------------------------------------------------------------------
Total return(f)                                        17.23%     5.93%(g)
------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class Y would have been 0.46% and 0.66% for the periods ended Jan. 31, 2006 and 2005, respectively.

(e)  Adjusted to an annual basis.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.

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


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD AND SHAREHOLDERS

AXP MARKET ADVANTAGE SERIES, INC.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments in affiliated funds,of RiverSource Portfolio Builder Conservative Fund, RiverSource Portfolio Builder Moderate Conservative Fund, RiverSource Portfolio Builder Moderate Fund, RiverSource Portfolio Builder Moderate Aggressive Fund, RiverSource Portfolio Builder Aggressive Fund and RiverSource Portfolio Builder Total Equity Fund (funds within AXP Market Advantage Series, Inc.) as of January 31, 2006, the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year ended January 31, 2006, and for the period from March 4, 2004 (when shares became publicly available) to January 31, 2005. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2006, by correspondence with the underlying funds' transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RiverSource Portfolio Builder Conservative Fund, RiverSource Portfolio Builder Moderate Conservative Fund, RiverSource Portfolio Builder Moderate Fund, RiverSource Portfolio Builder Moderate Aggressive Fund, RiverSource Portfolio Builder Aggressive Fund and RiverSource Portfolio Builder Total Equity Fund as of January 31, 2006, and the results of their operations, changes in their net assets and the financial highlights for each of the periods stated in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Minneapolis, Minnesota
March 20, 2006

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


FEDERAL INCOME TAX INFORMATION

(UNAUDITED)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

RiverSource Portfolio Builder Conservative Fund
Fiscal year ended Jan. 31, 2006

CLASS A
INCOME DISTRIBUTIONS -- taxable as dividend income:
   Qualified Dividend Income for individuals..............10.05%
   Dividends Received Deduction for corporations...........5.29%
PAYABLE DATE                                           PER SHARE
March 28, 2005..........................................$0.03599
June 28, 2005............................................0.05468
Sept. 28, 2005...........................................0.05749
Dec. 23, 2005............................................0.16790
Total...................................................$0.31606

CAPITAL GAIN DISTRIBUTION -- taxable as long-term capital gain.
PAYABLE DATE                                           PER SHARE
Dec. 23, 2005...........................................$0.05496
Total distributions.....................................$0.37102

CLASS B
INCOME DISTRIBUTIONS -- taxable as dividend income:
   Qualified Dividend Income for individuals..............10.05%
   Dividends Received Deduction for corporations...........5.29%
PAYABLE DATE                                           PER SHARE
March 28, 2005..........................................$0.02120
June 28, 2005............................................0.03703
Sept. 28, 2005...........................................0.03773
Dec. 23, 2005............................................0.14490
Total...................................................$0.24086

CAPITAL GAIN DISTRIBUTION -- taxable as long-term capital gain.
PAYABLE DATE                                           PER SHARE
Dec. 23, 2005...........................................$0.05496
Total distributions.....................................$0.29582


CLASS C
INCOME DISTRIBUTIONS -- taxable as dividend income:
   Qualified Dividend Income for individuals..............10.05%
   Dividends Received Deduction for corporations...........5.29%
PAYABLE DATE                                           PER SHARE
March 28, 2005..........................................$0.01991
June 28, 2005............................................0.03528
Sept. 28, 2005...........................................0.03806
Dec. 23, 2005............................................0.14196
Total...................................................$0.23521

CAPITAL GAIN DISTRIBUTION -- taxable as long-term capital gain.
PAYABLE DATE                                           PER SHARE
Dec. 23, 2005...........................................$0.05496
Total distributions.....................................$0.29017

CLASS Y
INCOME DISTRIBUTIONS -- taxable as dividend income:
   Qualified Dividend Income for individuals..............10.05%
   Dividends Received Deduction for corporations...........5.29%
PAYABLE DATE                                           PER SHARE
March 28, 2005..........................................$0.08305
June 28, 2005............................................0.06046
Sept. 28, 2005...........................................0.06195
Dec. 23, 2005............................................0.17344
Total...................................................$0.37890

CAPITAL GAIN DISTRIBUTION -- taxable as long-term capital gain.
PAYABLE DATE                                           PER SHARE
Dec. 23, 2005...........................................$0.05496
Total distributions.....................................$0.43386



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


RiverSource Portfolio Builder Moderate Conservative Fund
Fiscal year ended Jan. 31, 2006

CLASS A
INCOME DISTRIBUTIONS -- taxable as dividend income:
   Qualified Dividend Income for individuals..............15.39%
   Dividends Received Deduction for corporations...........8.29%
PAYABLE DATE                                           PER SHARE
March 28, 2005..........................................$0.02364
June 28, 2005............................................0.04628
Sept. 28, 2005...........................................0.04671
Dec. 23, 2005............................................0.22313
Total...................................................$0.33976

CAPITAL GAIN DISTRIBUTION -- taxable as long-term capital gain.
PAYABLE DATE                                           PER SHARE
Dec. 23, 2005...........................................$0.06322
Total distributions.....................................$0.40298

CLASS B
INCOME DISTRIBUTIONS -- taxable as dividend income:
   Qualified Dividend Income for individuals..............15.39%
   Dividends Received Deduction for corporations...........8.29%
PAYABLE DATE                                           PER SHARE
March 28, 2005..........................................$0.00605
June 28, 2005............................................0.02845
Sept. 28, 2005...........................................0.02666
Dec. 23, 2005............................................0.20031
Total...................................................$0.26147

CAPITAL GAIN DISTRIBUTION -- taxable as long-term capital gain.
PAYABLE DATE                                           PER SHARE
Dec. 23, 2005...........................................$0.06322
Total distributions.....................................$0.32469



CLASS C
INCOME DISTRIBUTIONS -- taxable as dividend income:
   Qualified Dividend Income for individuals..............15.39%
   Dividends Received Deduction for corporations...........8.29%
PAYABLE DATE                                           PER SHARE
March 28, 2005..........................................$0.00600
June 28, 2005............................................0.02881
Sept. 28, 2005...........................................0.02713
Dec. 23, 2005............................................0.19800
Total...................................................$0.25994

CAPITAL GAIN DISTRIBUTION -- taxable as long-term capital gain.
PAYABLE DATE                                           PER SHARE
Dec. 23, 2005...........................................$0.06322
Total distributions.....................................$0.32316

CLASS Y
INCOME DISTRIBUTIONS -- taxable as dividend income:
   Qualified Dividend Income for individuals..............15.39%
   Dividends Received Deduction for corporations...........8.29%
PAYABLE DATE                                           PER SHARE
March 28, 2005..........................................$0.04750
June 28, 2005............................................0.05769
Sept. 28, 2005...........................................0.05038
Dec. 23, 2005............................................0.22945
Total...................................................$0.38502

CAPITAL GAIN DISTRIBUTION -- taxable as long-term capital gain.
PAYABLE DATE                                           PER SHARE
Dec. 23, 2005...........................................$0.06322
Total distributions.....................................$0.44824




RiverSource Portfolio Builder Moderate Fund
Fiscal year ended Jan. 31, 2006

CLASS A
INCOME DISTRIBUTIONS -- taxable as dividend income:
   Qualified Dividend Income for individuals..............21.59%
   Dividends Received Deduction for corporations..........11.64%
PAYABLE DATE                                           PER SHARE
March 28, 2005..........................................$0.02033
June 28, 2005............................................0.04052
Sept. 28, 2005...........................................0.03851
Dec. 23, 2005............................................0.23609
Total...................................................$0.33545

CAPITAL GAIN DISTRIBUTION -- taxable as long-term capital gain.
PAYABLE DATE                                           PER SHARE
Dec. 23, 2005...........................................$0.06981
Total distributions.....................................$0.40526

CLASS B
INCOME DISTRIBUTIONS -- taxable as dividend income:
   Qualified Dividend Income for individuals..............21.59%
   Dividends Received Deduction for corporations..........11.64%
PAYABLE DATE                                           PER SHARE
March 28, 2005..........................................$0.00261
June 28, 2005............................................0.02270
Sept. 28, 2005...........................................0.01810
Dec. 23, 2005............................................0.21238
Total...................................................$0.25579

CAPITAL GAIN DISTRIBUTION -- taxable as long-term capital gain.
PAYABLE DATE                                           PER SHARE
Dec. 23, 2005...........................................$0.06981
Total distributions.....................................$0.32560

CLASS C
INCOME DISTRIBUTIONS -- taxable as dividend income:
   Qualified Dividend Income for individuals..............21.59%
   Dividends Received Deduction for corporations..........11.64%
PAYABLE DATE                                           PER SHARE
March 28, 2005..........................................$0.00253
June 28, 2005............................................0.02273
Sept. 28, 2005...........................................0.01905
Dec. 23, 2005............................................0.21259
Total...................................................$0.25690

CAPITAL GAIN DISTRIBUTION -- taxable as long-term capital gain.
PAYABLE DATE                                           PER SHARE
Dec. 23, 2005...........................................$0.06981
Total distributions.....................................$0.32671

CLASS Y
INCOME DISTRIBUTIONS -- taxable as dividend income:
   Qualified Dividend Income for individuals..............21.59%
   Dividends Received Deduction for corporations..........11.64%
PAYABLE DATE                                           PER SHARE
March 28, 2005..........................................$0.03204
June 28, 2005............................................0.05290
Sept. 28, 2005...........................................0.04235
Dec. 23, 2005............................................0.24283
Total...................................................$0.37012

CAPITAL GAIN DISTRIBUTION -- taxable as long-term capital gain.
PAYABLE DATE                                           PER SHARE
Dec. 23, 2005...........................................$0.06981
Total distributions.....................................$0.43993


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


RiverSource Portfolio Builder Moderate Aggressive Fund
Fiscal year ended Jan. 31, 2006

CLASS A
INCOME DISTRIBUTIONS -- taxable as dividend income:
   Qualified Dividend Income for individuals..............31.55%
   Dividends Received Deduction for corporations..........16.98%
PAYABLE DATE                                           PER SHARE
March 28, 2005..........................................$0.00659
June 28, 2005............................................0.02320
Sept. 28, 2005...........................................0.02231
Dec. 23, 2005............................................0.24471
Total...................................................$0.29681

CAPITAL GAIN DISTRIBUTION -- taxable as long-term capital gain.
PAYABLE DATE                                           PER SHARE
Dec. 23, 2005...........................................$0.08134
Total distributions.....................................$0.37815

CLASS B
INCOME DISTRIBUTIONS -- taxable as dividend income:
   Qualified Dividend Income for individuals..............31.55%
   Dividends Received Deduction for corporations..........16.98%
PAYABLE DATE                                           PER SHARE
Sept. 28, 2005...........................................0.00150
Dec. 23, 2005............................................0.22069
Total...................................................$0.22219

CAPITAL GAIN DISTRIBUTION -- taxable as long-term capital gain.
PAYABLE DATE                                           PER SHARE
Dec. 23, 2005...........................................$0.08134
Total distributions.....................................$0.30353



CLASS C
INCOME DISTRIBUTIONS -- taxable as dividend income:
   Qualified Dividend Income for individuals..............31.55%
   Dividends Received Deduction for corporations..........16.98%
PAYABLE DATE                                           PER SHARE
Sept. 28, 2005...........................................0.00268
Dec. 23, 2005............................................0.22023
Total...................................................$0.22291

CAPITAL GAIN DISTRIBUTION -- taxable as long-term capital gain.
PAYABLE DATE                                           PER SHARE
Dec. 23, 2005...........................................$0.08134
Total distributions.....................................$0.30425

CLASS Y
INCOME DISTRIBUTIONS -- taxable as dividend income:
   Qualified Dividend Income for individuals..............31.55%
   Dividends Received Deduction for corporations..........16.98%
PAYABLE DATE                                           PER SHARE
March 28, 2005..........................................$0.01109
June 28, 2005............................................0.02851
Sept. 28, 2005...........................................0.02611
Dec. 23, 2005............................................0.25093
Total...................................................$0.31664

CAPITAL GAIN DISTRIBUTION -- taxable as long-term capital gain.
PAYABLE DATE                                           PER SHARE
Dec. 23, 2005...........................................$0.08134
Total distributions.....................................$0.39798


RiverSource Portfolio Builder Aggressive Fund
Fiscal year ended Jan. 31, 2006

CLASS A
INCOME DISTRIBUTIONS -- taxable as dividend income:
   Qualified Dividend Income for individuals..............44.44%
   Dividends Received Deduction for corporations..........24.01%
PAYABLE DATE                                           PER SHARE
Dec. 23, 2005...........................................$0.26522

CAPITAL GAIN DISTRIBUTION -- taxable as long-term capital gain.
PAYABLE DATE                                           PER SHARE
Dec. 23, 2005...........................................$0.09534
Total distributions.....................................$0.36056

CLASS B
INCOME DISTRIBUTIONS -- taxable as dividend income:
   Qualified Dividend Income for individuals..............44.44%
   Dividends Received Deduction for corporations..........24.01%
PAYABLE DATE                                           PER SHARE
Dec. 23, 2005...........................................$0.19777

CAPITAL GAIN DISTRIBUTION -- taxable as long-term capital gain.
PAYABLE DATE                                           PER SHARE
Dec. 23, 2005...........................................$0.09534
Total distributions.....................................$0.29311


CLASS C
INCOME DISTRIBUTIONS -- taxable as dividend income:
   Qualified Dividend Income for individuals..............44.44%
   Dividends Received Deduction for corporations..........24.01%
PAYABLE DATE                                           PER SHARE
Dec. 23, 2005...........................................$0.20020

CAPITAL GAIN DISTRIBUTION -- taxable as long-term capital gain.
PAYABLE DATE                                           PER SHARE
Dec. 23, 2005...........................................$0.09534
Total distributions.....................................$0.29554

CLASS Y
INCOME DISTRIBUTIONS -- taxable as dividend income:
   Qualified Dividend Income for individuals..............44.44%
   Dividends Received Deduction for corporations..........24.01%
PAYABLE DATE                                           PER SHARE
Dec. 23, 2005...........................................$0.26565

CAPITAL GAIN DISTRIBUTION -- taxable as long-term capital gain.
PAYABLE DATE                                           PER SHARE
Dec. 23, 2005...........................................$0.09534
Total distributions.....................................$0.36099


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


RiverSource Portfolio Builder Total Equity Fund
Fiscal year ended Jan. 31, 2006

CLASS A
INCOME DISTRIBUTIONS -- taxable as dividend income:
   Qualified Dividend Income for individuals..............63.40%
   Dividends Received Deduction for corporations..........34.10%
PAYABLE DATE                                           PER SHARE
Dec. 23, 2005...........................................$0.23372

CAPITAL GAIN DISTRIBUTION -- taxable as long-term capital gain.
PAYABLE DATE                                           PER SHARE
Dec. 23, 2005...........................................$0.10575
Total distributions.....................................$0.33947

CLASS B
INCOME DISTRIBUTIONS -- taxable as dividend income:
   Qualified Dividend Income for individuals..............63.40%
   Dividends Received Deduction for corporations..........34.10%
PAYABLE DATE                                           PER SHARE
Dec. 23, 2005...........................................$0.16614

CAPITAL GAIN DISTRIBUTION -- taxable as long-term capital gain.
PAYABLE DATE                                           PER SHARE
Dec. 23, 2005...........................................$0.10575
Total distributions.....................................$0.27189


CLASS C
INCOME DISTRIBUTIONS -- taxable as dividend income:
   Qualified Dividend Income for individuals..............63.40%
   Dividends Received Deduction for corporations..........34.10%
PAYABLE DATE                                           PER SHARE
Dec. 23, 2005...........................................$0.17481

CAPITAL GAIN DISTRIBUTION -- taxable as long-term capital gain.
PAYABLE DATE                                           PER SHARE
Dec. 23, 2005...........................................$0.10575
Total distributions.....................................$0.28056

CLASS Y
INCOME DISTRIBUTIONS -- taxable as dividend income:
   Qualified Dividend Income for individuals..............63.40%
   Dividends Received Deduction for corporations..........34.10%
PAYABLE DATE                                           PER SHARE
Dec. 23, 2005...........................................$0.23887

CAPITAL GAIN DISTRIBUTION -- taxable as long-term capital gain.
PAYABLE DATE                                           PER SHARE
Dec. 23, 2005...........................................$0.10575
Total distributions.....................................$0.34462



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


FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses, which each Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which each Fund invests. Each Fund's estimated indirect expense from investing in the underlying funds is based on the Fund's pro rata portion of the cumulative expenses charged by the underlying funds using the underlying funds expense ratio (gross) as of Jan. 31, 2006, adjusted to reflect current fees.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Jan. 31, 2006.

ACTUAL EXPENSES
The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Direct Expenses paid during the period" to estimate the expenses you paid on your account during this period. You can also estimate the direct and indirect expenses you paid over the period by using the number in the first line under the heading "Direct and indirect expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of each table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other funds. To do so, compare each 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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72   --   RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT
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


RiverSource Portfolio Builder Conservative Fund

                                                BEGINNING            ENDING              EXPENSES          DIRECT AND INDIRECT
                                              ACCOUNT VALUE       ACCOUNT VALUE        PAID DURING            EXPENSES PAID
                                               AUG. 1, 2005       JAN. 31, 2006     THE PERIOD(a),(d)     DURING THE PERIOD(b),(d)
 Class A
   Actual(c)                                      $1,000            $1,026.40            $3.05                     $6.56
   Hypothetical (5% return before expenses)       $1,000            $1,022.47            $3.04                     $6.54
 Class B
   Actual(c)                                      $1,000            $1,023.20            $7.01                    $10.52
   Hypothetical (5% return before expenses)       $1,000            $1,018.55            $6.99                    $10.49
 Class C
   Actual(c)                                      $1,000            $1,023.00            $7.01                    $10.52
   Hypothetical (5% return before expenses)       $1,000            $1,018.55            $6.99                    $10.49
 Class Y
   Actual(c)                                      $1,000            $1,026.60            $2.17                     $5.68
   Hypothetical (5% return before expenses)       $1,000            $1,023.34            $2.17                     $5.67


(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 186/365 (to reflect the one-half year period).

(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the estimated indirect expenses of the underlying funds, multiplied by the average account value over the period, multiplied by 186/365 (to reflect the one-half year period).

(c)  Based on the actual return for the six months ended Jan. 31, 2006:
     +2.64% for Class A, +2.32% for Class B, +2.30% for Class C and +2.66% for Class Y.

(d) Effective Feb. 1, 2006, the Investment Manager has agreed to eliminate the 0.08% management fee. If this change had been in place for the entire six-month period ended Jan. 31, 2006, the actual expenses paid would have been: $2.63 for Class A, $6.60 for Class B, $6.60 for Class
     C and $1.76 for Class Y; the hypothetical expenses paid would have been: $2.63 for Class A, $6.58 for Class B, $6.58 for Class C and $1.75 for Class Y. Additionally, had this change been in place for the entire six-month period ended Jan. 31, 2006, the actual direct expenses of the Fund and indirect expenses of the underlying funds paid would have been: $6.14 for Class A, $10.10 for Class B, $10.10 for Class C and
     $5.27 for Class Y; the hypothetical direct expenses of the Fund and indirect expenses of the underlying funds paid would have been: $6.13 for Class A, $10.08 for Class B, $10.08 for Class C and $5.26 for Class Y.

                                                                                             TOTAL FUND'S
                                                      FUND'S      ESTIMATED INDIRECT     ANNUALIZED EXPENSES
                                                    ANNUALIZED     EXPENSES OF THE      AND INDIRECT EXPENSES
ANNUALIZED EXPENSE RATIOS                          EXPENSE RATIO   UNDERLYING FUNDS    OF THE UNDERLYING FUNDS
 Class A                                                .59%            .68%                    1.27%
 Class B                                               1.36%            .68%                    2.04%
 Class C                                               1.36%            .68%                    2.04%
 Class Y                                                .42%            .68%                    1.10%


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RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT  --   73
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


RiverSource Portfolio Builder Moderate Conservative Fund

                                                BEGINNING            ENDING              EXPENSES          DIRECT AND INDIRECT
                                              ACCOUNT VALUE       ACCOUNT VALUE        PAID DURING            EXPENSES PAID
                                               AUG. 1, 2005       JAN. 31, 2006     THE PERIOD(a),(d)     DURING THE PERIOD(b),(d)
 Class A
   Actual(c)                                      $1,000            $1,041.50            $2.86                     $6.76
   Hypothetical (5% return before expenses)       $1,000            $1,022.68            $2.83                     $6.70
 Class B
   Actual(c)                                      $1,000            $1,037.40            $6.80                    $10.69
   Hypothetical (5% return before expenses)       $1,000            $1,018.80            $6.74                    $10.60
 Class C
   Actual(c)                                      $1,000            $1,036.30            $6.74                    $10.64
   Hypothetical (5% return before expenses)       $1,000            $1,018.85            $6.69                    $10.55
 Class Y
   Actual(c)                                      $1,000            $1,041.70            $1.98                     $5.88
   Hypothetical (5% return before expenses)       $1,000            $1,023.54            $1.96                     $5.83


(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 186/365 (to reflect the one-half year period).

(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the estimated indirect expenses of the underlying funds, multiplied by the average account value over the period, multiplied by 186/365 (to reflect the one-half year period).

(c)  Based on the actual return for the six months ended Jan. 31, 2006:
     +4.15% for Class A, +3.74% for Class B, +3.63% for Class C and +4.17% for Class Y.

(d) Effective Feb. 1, 2006, the Investment Manager has agreed to eliminate the 0.08% management fee. If this change had been in place for the entire six-month period ended Jan. 31, 2006, the actual expenses paid would have been: $2.44 for Class A, $6.39 for Class B, $6.33 for Class
     C and $1.56 for Class Y; the hypothetical expenses paid would have been: $2.42 for Class A, $6.33 for Class B, $6.28 for Class C and $1.55 for Class Y. Additionally, had this change been in place for the entire six-month period ended Jan. 31, 2006, the actual direct expenses of the Fund and indirect expenses of the underlying funds paid would have been: $6.35 for Class A, $10.28 for Class B, $10.22 for Class C and
     $5.46 for Class Y; the hypothetical direct expenses of the Fund and indirect expenses of the underlying funds paid would have been: $6.29 for Class A, $10.19 for Class B, $10.14 for Class C and $5.41 for Class Y.

                                                                                             TOTAL FUND'S
                                                      FUND'S      ESTIMATED INDIRECT     ANNUALIZED EXPENSES
                                                    ANNUALIZED     EXPENSES OF THE      AND INDIRECT EXPENSES
ANNUALIZED EXPENSE RATIOS                          EXPENSE RATIO   UNDERLYING FUNDS    OF THE UNDERLYING FUNDS
 Class A                                                .55%            .75%                   1.30%
 Class B                                               1.31%            .75%                   2.06%
 Class C                                               1.30%            .75%                   2.05%
 Class Y                                                .38%            .75%                   1.13%

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74   --   RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

RiverSource Portfolio Builder Moderate Fund

                                                BEGINNING            ENDING              EXPENSES          DIRECT AND INDIRECT
                                              ACCOUNT VALUE       ACCOUNT VALUE        PAID DURING            EXPENSES PAID
                                               AUG. 1, 2005       JAN. 31, 2006     THE PERIOD(a),(d)     DURING THE PERIOD(b),(d)
 Class A
   Actual(c)                                      $1,000            $1,054.80            $2.77                     $6.96
   Hypothetical (5% return before expenses)       $1,000            $1,022.78            $2.73                     $6.85
 Class B
   Actual(c)                                      $1,000            $1,050.70            $6.74                    $10.92
   Hypothetical (5% return before expenses)       $1,000            $1,018.91            $6.64                    $10.75
 Class C
   Actual(c)                                      $1,000            $1,051.80            $6.74                    $10.93
   Hypothetical (5% return before expenses)       $1,000            $1,018.91            $6.64                    $10.75
 Class Y
   Actual(c)                                      $1,000            $1,055.90            $1.89                     $6.08
   Hypothetical (5% return before expenses)       $1,000            $1,023.64            $1.86                     $5.98


(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 186/365 (to reflect the one-half year period).

(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the estimated indirect expenses of the underlying funds, multiplied by the average account value over the period, multiplied by 186/365 (to reflect the one-half year period).

(c)  Based on the actual return for the six months ended Jan. 31, 2006:
     +5.48% for Class A, +5.07% for Class B, +5.18% for Class C and +5.59% for Class Y.

(d) Effective Feb. 1, 2006, the Investment Manager has agreed to eliminate the 0.08% management fee. If this change had been in place for the entire six-month period ended Jan. 31, 2006, the actual expenses paid would have been: $2.36 for Class A, $6.32 for Class B, $6.33 for Class
     C and $1.47 for Class Y; the hypothetical expenses paid would have been: $2.32 for Class A, $6.23 for Class B, $6.23 for Class C and $1.44 for Class Y. Additionally, had this change been in place for the entire six-month period ended Jan. 31, 2006, the actual direct expenses of the Fund and indirect expenses of the underlying funds paid would have been: $6.54 for Class A, $10.50 for Class B, $10.51 for Class C and
     $5.66 for Class Y; the hypothetical direct expenses of the Fund and indirect expenses of the underlying funds paid would have been: $6.44 for Class A, $10.34 for Class B, $10.34 for Class C and $5.57 for Class Y.

                                                                                             TOTAL FUND'S
                                                      FUND'S      ESTIMATED INDIRECT     ANNUALIZED EXPENSES
                                                    ANNUALIZED     EXPENSES OF THE      AND INDIRECT EXPENSES
ANNUALIZED EXPENSE RATIOS                          EXPENSE RATIO   UNDERLYING FUNDS    OF THE UNDERLYING FUNDS
 Class A                                                .53%            .80%                   1.33%
 Class B                                               1.29%            .80%                   2.09%
 Class C                                               1.29%            .80%                   2.09%
 Class Y                                                .36%            .80%                   1.16%

------------------------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT  --   75
------------------------------------------------------------------------------

                                                BEGINNING            ENDING              EXPENSES          DIRECT AND INDIRECT
                                              ACCOUNT VALUE       ACCOUNT VALUE        PAID DURING            EXPENSES PAID
                                               AUG. 1, 2005       JAN. 31, 2006     THE PERIOD(a),(d)     DURING THE PERIOD(b),(d)
 Class A
   Actual(c)                                      $1,000            $1,068.30            $2.95                     $7.38
   Hypothetical (5% return before expenses)       $1,000            $1,022.63            $2.89                     $7.21
 Class B
   Actual(c)                                      $1,000            $1,064.30            $6.94                    $11.36
   Hypothetical (5% return before expenses)       $1,000            $1,018.75            $6.79                    $11.11
 Class C
   Actual(c)                                      $1,000            $1,064.40            $6.94                    $11.36
   Hypothetical (5% return before expenses)       $1,000            $1,018.75            $6.79                    $11.11
 Class Y
   Actual(c)                                      $1,000            $1,069.20            $2.06                     $6.48
   Hypothetical (5% return before expenses)       $1,000            $1,023.49            $2.01                     $6.34


(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 186/365 (to reflect the one-half year period).

(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the estimated indirect expenses of the underlying funds, multiplied by the average account value over the period, multiplied by 186/365 (to reflect the one-half year period).

(c)  Based on the actual return for the six months ended Jan. 31, 2006:
     +6.83% for Class A, +6.43% for Class B, +6.44% for Class C and +6.92% for Class Y.

(d) Effective Feb. 1, 2006, the Investment Manager has agreed to eliminate the 0.08% management fee. If this change had been in place for the entire six-month period ended Jan. 31, 2006, the actual expenses paid would have been: $2.53 for Class A, $6.52 for Class B, $6.52 for Class
     C and $1.63 for Class Y; the hypothetical expenses paid would have been: $2.47 for Class A, $6.38 for Class B, $6.38 for Class C and $1.60 for Class Y. Additionally, had this change been in place for the entire six-month period ended Jan. 31, 2006, the actual direct expenses of the Fund and indirect expenses of the underlying funds paid would have been: $6.96 for Class A, $10.94 for Class B, $10.94 for Class C and
     $6.06 for Class Y; the hypothetical direct expenses of the Fund and indirect expenses of the underlying funds paid would have been: $6.80 for Class A, $10.70 for Class B, $10.70 for Class C and $5.93 for Class Y.

                                                                                             TOTAL FUND'S
                                                      FUND'S      ESTIMATED INDIRECT     ANNUALIZED EXPENSES
                                                    ANNUALIZED     EXPENSES OF THE      AND INDIRECT EXPENSES
ANNUALIZED EXPENSE RATIOS                          EXPENSE RATIO   UNDERLYING FUNDS    OF THE UNDERLYING FUNDS
 Class A                                                .56%            .84%                   1.40%
 Class B                                               1.32%            .84%                   2.16%
 Class C                                               1.32%            .84%                   2.16%
 Class Y                                                .39%            .84%                   1.23%


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76   --   RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

RiverSource Portfolio Builder Aggressive Fund

                                                BEGINNING            ENDING              EXPENSES          DIRECT AND INDIRECT
                                              ACCOUNT VALUE       ACCOUNT VALUE        PAID DURING            EXPENSES PAID
                                               AUG. 1, 2005       JAN. 31, 2006     THE PERIOD(a),(d)     DURING THE PERIOD(b),(d)
 Class A
   Actual(c)                                      $1,000            $1,082.00            $3.13                     $7.69
   Hypothetical (5% return before expenses)       $1,000            $1,022.47            $3.04                     $7.47
 Class B
   Actual(c)                                      $1,000            $1,078.20            $7.25                    $11.81
   Hypothetical (5% return before expenses)       $1,000            $1,018.50            $7.05                    $11.47
 Class C
   Actual(c)                                      $1,000            $1,078.50            $7.26                    $11.81
   Hypothetical (5% return before expenses)       $1,000            $1,018.50            $7.05                    $11.47
 Class Y
   Actual(c)                                      $1,000            $1,082.90            $2.23                     $6.79
   Hypothetical (5% return before expenses)       $1,000            $1,023.34            $2.17                     $6.60


(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 186/365 (to reflect the one-half year period).

(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the estimated indirect expenses of the underlying funds, multiplied by the average account value over the period, multiplied by 186/365 (to reflect the one-half year period).

(c)  Based on the actual return for the six months ended Jan. 31, 2006:
     +8.20% for Class A, +7.82% for Class B, +7.85% for Class C and +8.29% for Class Y.

(d) Effective Feb. 1, 2006, the Investment Manager has agreed to eliminate the 0.08% management fee. If this change had been in place for the entire six-month period ended Jan. 31, 2006, the actual expenses paid would have been: $2.71 for Class A, $6.83 for Class B, $6.83 for Class
     C and $1.80 for Class Y; the hypothetical expenses paid would have been: $2.63 for Class A, $6.64 for Class B, $6.64 for Class C and $1.75 for Class Y. Additionally, had this change been in place for the entire six-month period ended Jan. 31, 2006, the actual direct expenses of the Fund and indirect expenses of the underlying funds paid would have been: $7.27 for Class A, $11.38 for Class B, $11.39 for Class C and
     $6.37 for Class Y; the hypothetical direct expenses of the Fund and indirect expenses of the underlying funds paid would have been: $7.06 for Class A, $11.06 for Class B, $11.06 for Class C and $6.19 for Class Y.

                                                                                             TOTAL FUND'S
                                                      FUND'S      ESTIMATED INDIRECT     ANNUALIZED EXPENSES
                                                    ANNUALIZED     EXPENSES OF THE      AND INDIRECT EXPENSES
ANNUALIZED EXPENSE RATIOS                          EXPENSE RATIO   UNDERLYING FUNDS    OF THE UNDERLYING FUNDS
 Class A                                                .59%            .86%                   1.45%
 Class B                                               1.37%            .86%                   2.23%
 Class C                                               1.37%            .86%                   2.23%
 Class Y                                                .42%            .86%                   1.28%


------------------------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT  --   77
------------------------------------------------------------------------------

RiverSource Portfolio Builder Total Equity Fund

                                                BEGINNING            ENDING              EXPENSES          DIRECT AND INDIRECT
                                              ACCOUNT VALUE       ACCOUNT VALUE        PAID DURING            EXPENSES PAID
                                               AUG. 1, 2005       JAN. 31, 2006     THE PERIOD(a),(d)     DURING THE PERIOD(b),(d)
 Class A
   Actual(c)                                      $1,000            $1,098.13            $3.15                     $7.97
   Hypothetical (5% return before expenses)       $1,000            $1,022.47            $3.04                     $7.68
 Class B
   Actual(c)                                      $1,000            $1,093.40            $7.31                    $12.11
   Hypothetical (5% return before expenses)       $1,000            $1,018.50            $7.05                    $11.67
 Class C
   Actual(c)                                      $1,000            $1,093.30            $7.31                    $12.11
   Hypothetical (5% return before expenses)       $1,000            $1,018.50            $7.05                    $11.67
 Class Y
   Actual(c)                                      $1,000            $1,099.30            $2.25                     $7.06
   Hypothetical (5% return before expenses)       $1,000            $1,023.34            $2.17                     $6.81


(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 186/365 (to reflect the one-half year period).

(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the estimated indirect expenses of the underlying funds, multiplied by the average account value over the period, multiplied by 186/365 (to reflect the one-half year period).

(c)  Based on the actual return for the six months ended Jan. 31, 2006:
     +9.81% for Class A, +9.34% for Class B, +9.33% for Class C and +9.93% for Class Y.

(d) Effective Feb. 1, 2006, the Investment Manager has agreed to eliminate the 0.08% management fee. If this change had been in place for the entire six-month period ended Jan. 31, 2006, the actual expenses paid would have been: $2.73 for Class A, $6.88 for Class B, $6.88 for Class
     C and $1.82 for Class Y; the hypothetical expenses paid would have been: $2.63 for Class A, $6.64 for Class B, $6.64 for Class C and $1.75 for Class Y. Additionally, had this change been in place for the entire six-month period ended Jan. 31, 2006, the actual direct expenses of the Fund and indirect expenses of the underlying funds paid would have been: $7.54 for Class A, $11.68 for Class B, $11.68 for Class C and
     $6.63 for Class Y; the hypothetical direct expenses of the Fund and indirect expenses of the underlying funds paid would have been: $7.27 for Class A, $11.27 for Class B, $11.27 for Class C and $6.39 for Class
     Y.

                                                                                             TOTAL FUND'S
                                                      FUND'S      ESTIMATED INDIRECT     ANNUALIZED EXPENSES
                                                    ANNUALIZED     EXPENSES OF THE      AND INDIRECT EXPENSES
ANNUALIZED EXPENSE RATIOS                          EXPENSE RATIO   UNDERLYING FUNDS    OF THE UNDERLYING FUNDS
 Class A                                                .59%            .90%                   1.49%
 Class B                                               1.37%            .90%                   2.27%
 Class C                                               1.37%            .90%                   2.27%
 Class Y                                                .42%            .90%                   1.32%





------------------------------------------------------------------------------
78   --   RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

BOARD MEMBERS AND OFFICERS

Shareholders elect a Board that oversees the Fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following is a list of the Fund's Board members. Each member oversees 87 RiverSource funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board. Under the current Board policy, members may serve until the end of the meeting following their 75th birthday, or the fifteenth anniversary of the first Board meeting they attended as members of the Board, whichever occurs first. This policy does not apply to Ms. Jones who may retire after her 75th birthday.


INDEPENDENT BOARD MEMBERS

NAME,
ADDRESS,                    POSITION HELD WITH FUND   PRINCIPAL OCCUPATION       OTHER
AGE                         AND LENGTH OF SERVICE     DURING PAST FIVE YEARS     DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------
Kathleen Blatz              Board member since 2006   Chief Justice, Minnesota
901 S. Marquette Ave.                                 Supreme Court, 1998-2005
Minneapolis, MN 55402
Age 51
--------------------------------------------------------------------------------------------------------
Arne H. Carlson             Board member since 1999   Chair, Board Services
901 S. Marquette Ave.                                 Corporation (provides
Minneapolis, MN 55402                                 administrative services
Age 71                                                to boards); former
                                                      Governor of Minnesota

--------------------------------------------------------------------------------------------------------
Patricia M. Flynn           Board member since 2004   Trustee Professor of
901 S. Marquette Ave.                                 Economics and Management,
Minneapolis, MN 55402                                 Bentley College; former
Age 55                                                Dean, McCallum Graduate
                                                      School of Business,
                                                      Bentley College
--------------------------------------------------------------------------------------------------------
Anne P. Jones               Board member since 1985   Attorney and Consultant
901 S. Marquette Ave.
Minneapolis, MN 55402
Age 71
--------------------------------------------------------------------------------------------------------
Jeffrey Laikind             Board member since 2005   Former Managing Director,  American Progressive
901 S. Marquette Ave.                                 Shikiar Asset Management   Insurance
Minneapolis, MN  55402
Age 70
--------------------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.       Board member since 2002   President Emeritus and     Valmont Industries, Inc.
901 S. Marquette Ave.                                 Professor of Economics,    (manufactures irrigation
Minneapolis, MN 55402                                 Carleton College           systems)
Age 66
--------------------------------------------------------------------------------------------------------

Catherine James Paglia      Board member since 2004   Director, Enterprise       Strategic Distribution,
901 S. Marquette Ave.                                 Asset Management, Inc.     Inc. (transportation,
Minneapolis, MN 55402                                 (private real estate       distribution and
Age 53                                                and asset management       logistics consultants)
                                                      company)
--------------------------------------------------------------------------------------------------------
Vikki L. Pryor              Board member since 2006   President and Chief
901 S. Marquette Ave.                                 Executive Officer, SBLI
Minneapolis, MN 55402                                 USA Mutual Life
Age 52                                                Insurance Company, Inc.
                                                      since 1999
--------------------------------------------------------------------------------------------------------
Alan K. Simpson             Board member since 1997   Former three-term
1201 Sunshine Ave.                                    United States Senator
Cody, WY 82414                                        for Wyoming
Age 74
--------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby        Board member since 2002   Chief Executive Officer,   Hybridon, Inc.
901 S. Marquette Ave.                                 RiboNovix, Inc. since      (biotechnology);
Minneapolis, MN 55402                                 2003 ; (biotechnology);    American Healthways,
Age 61                                                former President,          Inc. (health management
                                                      Forester Biotech            programs)
--------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT  --   79
------------------------------------------------------------------------------


BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*

NAME,
ADDRESS,                    POSITION HELD WITH FUND    PRINCIPAL OCCUPATION      OTHER
AGE                         AND LENGTH OF SERVICE      DURING PAST FIVE YEARS    DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------
William F. Truscott         Board member since 2001,   President - U.S. Asset
53600 Ameriprise Financial  Vice President since 2002  Management and Chief
 Center                                                Investment Officer,
Minneapolis, MN 55474                                  Ameriprise Financial,
Age 45                                                 Inc. and President,
                                                       Chairman of the Board
                                                       and Chief Investment
                                                       Officer, RiverSource
                                                       Investments, LLC since
                                                       2005; Senior Vice
                                                       President - Chief
                                                       Investment Officer,
                                                       Ameriprise Financial,
                                                       Inc. and Chairman of
                                                       the Board and Chief
                                                       Investment Officer,
                                                       RiverSource
                                                       Investments, LLC,
                                                       2001-2005; former
                                                       Chief Investment
                                                       Officer and Managing
                                                       Director, Zurich
                                                       Scudder Investments
--------------------------------------------------------------------------------------------------------

* Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments.

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the Fund's other officers are:

FUND OFFICERS

NAME,
ADDRESS,                           POSITION HELD WITH FUND   PRINCIPAL OCCUPATION
AGE                                AND LENGTH OF SERVICE     DURING PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------------
Jeffrey P. Fox                     Treasurer since 2002      Vice President - Investment Accounting, Ameriprise Financial,
105 Ameriprise Financial Center                              Inc., since 2002; Vice President -  Finance, American Express
Minneapolis, MN 55474                                        Company, 2000-2002; Vice President - Corporate Controller,
Age 50                                                       Ameriprise Financial, Inc., 1996-2000
---------------------------------------------------------------------------------------------------------------------------
Paula R. Meyer                     President since 2002      Senior Vice President - Mutual Funds, Ameriprise Financial,
596 Ameriprise Financial Center                              Inc., since 2002 and Senior Vice President, RiverSource
Minneapolis, MN 55474                                        Investments, LLC since 2004; Vice President and Managing
Age 51                                                       Director - American Express Funds, Ameriprise Financial,
                                                             Inc., 2000-2002; Vice President, Ameriprise Financial, Inc.,
                                                             1998-2000
---------------------------------------------------------------------------------------------------------------------------
Leslie L. Ogg                      Vice President, General   President of Board Services Corporation
901 S. Marquette Ave.              Counsel, and Secretary
Minneapolis, MN 55402              since 1978
Age 67
---------------------------------------------------------------------------------------------------------------------------
Beth E. Weimer                     Chief Compliance Officer  Vice President and Chief Compliance Officer, Ameriprise
172 Ameriprise Financial Center    since 2004                Financial, Inc., since 2001 and Chief Compliance Officer,
Minneapolis, MN 55474                                        RiverSource Investments, LLC since 2005; Vice President and
Age 53                                                       Chief Compliance Officer - Asset Management and Insurance,
                                                             Ameriprise Financial Services, Inc., since 2001; Partner,
                                                             Arthur Andersen Regulatory Risk Services, 1998-2001
---------------------------------------------------------------------------------------------------------------------------

The SAI has additional information about the Fund's directors and is available, without charge, upon request by calling (800) 862-7919.

PROXY VOTING

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling (800) 862-7919; by looking at the website www.riversource.com/funds; or by searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling the Fund's administrator, Board Services Corporation, collect at (612) 330-9283; by looking at the website www.riversource.com/funds; or by searching the website of the SEC at www.sec.gov.

------------------------------------------------------------------------------
80   --   RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

RESULTS OF MEETING OF SHAREHOLDERS

RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND
REGULAR MEETING OF SHAREHOLDERS HELD ON FEB. 15, 2006
(UNAUDITED)

A brief description of each proposal voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each proposal is set forth below. A vote is based on total dollar interest in a fund.

1.  ELECTION OF BOARD MEMBERS

    KATHLEEN BLATZ
    Affirmative                                                  73,660,888.01
    Withhold                                                        814,542.73
    Abstain                                                               0.00
    TOTAL                                                        74,475,430.74

    ARNE H. CARLSON
    Affirmative                                                  73,653,050.75
    Withhold                                                        822,379.99
    Abstain                                                               0.00
    TOTAL                                                        74,475,430.74

    PATRICIA M. FLYNN
    Affirmative                                                  73,871,569.18
    Withhold                                                        603,861.56
    Abstain                                                               0.00
    TOTAL                                                        74,475,430.74

    ANNE P. JONES
    Affirmative                                                  73,653,050.75
    Withhold                                                        822,379.99
    Abstain                                                               0.00
    TOTAL                                                        74,475,430.74

    JEFFREY LAIKIND
    Affirmative                                                  73,653,050.75
    Withhold                                                        822,379.99
    Abstain                                                               0.00
    TOTAL                                                        74,475,430.74

    STEPHEN R. LEWIS, JR.
    Affirmative                                                  73,585,682.07
    Withhold                                                        889,748.67
    Abstain                                                               0.00
    TOTAL                                                        74,475,430.74

    CATHERINE JAMES PAGLIA
    Affirmative                                                  73,871,569.18
    Withhold                                                        603,861.56
    Abstain                                                               0.00
    TOTAL                                                        74,475,430.74




------------------------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT  --   81
------------------------------------------------------------------------------

    VIKKI L. PRYOR
    Affirmative                                                  73,633,904.52
    Withhold                                                        841,526.22
    Abstain                                                               0.00
    TOTAL                                                        74,475,430.74

    ALAN K. SIMPSON
    Affirmative                                                  73,555,734.46
    Withhold                                                        919,696.28
    Abstain                                                               0.00
    TOTAL                                                        74,475,430.74

    ALISON TAUNTON-RIGBY
    Affirmative                                                  73,756,450.14
    Withhold                                                        718,980.60
    Abstain                                                               0.00
    TOTAL                                                        74,475,430.74

    WILLIAM F. TRUSCOTT
    Affirmative                                                  73,756,450.14
    Withhold                                                        718,980.60
    Abstain                                                               0.00
    TOTAL                                                        74,475,430.74

2. AMEND THE ARTICLES OF INCORPORATION TO PERMIT THE BOARD TO ESTABLISH THE MINIMUM ACCOUNT VALUE AND TO CHANGE THE NAME OF THE CORPORATION

    Affirmative                                                   72,146,162.59
    Against                                                        1,697,773.09
    Abstain                                                          631,453.22
    Broker Non-votes                                                      41.84
    TOTAL                                                         74,475,430.74

3. APPROVE AN INVESTMENT MANAGEMENT SERVICES AGREEMENT WITH RIVERSOURCE INVESTMENTS, LLC

    Affirmative                                                   72,708,899.01
    Against                                                        1,284,634.04
    Abstain                                                          481,855.85
    Broker Non-votes                                                      41.84
    TOTAL                                                         74,475,430.74

4.  APPROVE CHANGES IN FUNDAMENTAL INVESTMENT POLICIES

    A. LENDING
    Affirmative                                                   73,082,331.19
    Against                                                          927,072.64
    Abstain                                                          465,985.07
    Broker Non-votes                                                      41.84
    TOTAL                                                         74,475,430.74

    B. BORROWING
    Affirmative                                                   73,028,835.51
    Against                                                        1,016,809.68
    Abstain                                                          429,743.71
    Broker Non-votes                                                      41.84
    TOTAL                                                         74,475,430.74




------------------------------------------------------------------------------
82   --   RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

RESULTS OF MEETING OF SHAREHOLDERS

RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND
REGULAR MEETING OF SHAREHOLDERS HELD ON FEB. 15, 2006
(UNAUDITED)

A brief description of each proposal voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each proposal is set forth below. A vote is based on total dollar interest in a fund.

1.  ELECTION OF BOARD MEMBERS

    KATHLEEN BLATZ
    Affirmative                                                 151,935,264.18
    Withhold                                                      3,647,145.74
    Abstain                                                               0.00
    TOTAL                                                       155,582,409.92

    ARNE H. CARLSON
    Affirmative                                                 151,628,197.09
    Withhold                                                      3,954,212.83
    Abstain                                                               0.00
    TOTAL                                                       155,582,409.92

    PATRICIA M. FLYNN
    Affirmative                                                 151,935,264.18
    Withhold                                                      3,647,145.74
    Abstain                                                               0.00
    TOTAL                                                       155,582,409.92

    ANNE P. JONES
    Affirmative                                                 151,900,830.31
    Withhold                                                      3,681,579.61
    Abstain                                                               0.00
    TOTAL                                                       155,582,409.92

    JEFFREY LAIKIND
    Affirmative                                                 151,545,000.78
    Withhold                                                      4,037,409.14
    Abstain                                                               0.00
    TOTAL                                                       155,582,409.92

    STEPHEN R. LEWIS, JR.
    Affirmative                                                 151,776,341.22
    Withhold                                                      3,806,068.70
    Abstain                                                               0.00
    TOTAL                                                       155,582,409.92

    CATHERINE JAMES PAGLIA
    Affirmative                                                 151,924,556.66
    Withhold                                                      3,657,853.26
    Abstain                                                               0.00
    TOTAL                                                       155,582,409.92




------------------------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT  --   83
------------------------------------------------------------------------------

    VIKKI L. PRYOR
    Affirmative                                                 151,258,540.24
    Withhold                                                      4,323,869.68
    Abstain                                                               0.00
    TOTAL                                                       155,582,409.92

    ALAN K. SIMPSON
    Affirmative                                                 151,400,270.04
    Withhold                                                      4,182,139.88
    Abstain                                                               0.00
    TOTAL                                                       155,582,409.92

    ALISON TAUNTON-RIGBY
    Affirmative                                                 151,941,686.77
    Withhold                                                      3,640,723.15
    Abstain                                                               0.00
    TOTAL                                                       155,582,409.92

    WILLIAM F. TRUSCOTT
    Affirmative                                                 151,772,512.36
    Withhold                                                      3,809,897.56
    Abstain                                                               0.00
    TOTAL                                                       155,582,409.92

2. AMEND THE ARTICLES OF INCORPORATION TO PERMIT THE BOARD TO ESTABLISH THE MINIMUM ACCOUNT VALUE AND TO CHANGE THE NAME OF THE CORPORATION

    Affirmative                                                 149,472,458.22
    Against                                                       3,323,452.03
    Abstain                                                       2,786,499.67
    Broker Non-votes                                                      0.00
    TOTAL                                                       155,582,409.92

3. APPROVE AN INVESTMENT MANAGEMENT SERVICES AGREEMENT WITH RIVERSOURCE INVESTMENTS, LLC

    Affirmative                                                 149,985,992.85
    Against                                                       2,572,252.85
    Abstain                                                       3,024,164.22
    Broker Non-votes                                                      0.00
    TOTAL                                                       155,582,409.92

4.  APPROVE CHANGES IN FUNDAMENTAL INVESTMENT POLICIES

    A. LENDING
    Affirmative                                                 148,854,746.57
    Against                                                       3,223,023.30
    Abstain                                                       3,504,640.05
    Broker Non-votes                                                      0.00
    TOTAL                                                       155,582,409.92

    B. BORROWING
    Affirmative                                                 149,189,832.02
    Against                                                       3,064,301.87
    Abstain                                                       3,328,276.03
    Broker Non-votes                                                      0.00
    TOTAL                                                       155,582,409.92




------------------------------------------------------------------------------
84   --   RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

RESULTS OF MEETING OF SHAREHOLDERS

RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND
REGULAR MEETING OF SHAREHOLDERS HELD ON FEB. 15, 2006
(UNAUDITED)

A brief description of each proposal voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each proposal is set forth below. A vote is based on total dollar interest in a fund.

1.  ELECTION OF BOARD MEMBERS

    KATHLEEN BLATZ
    Affirmative                                                 402,270,492.55
    Withhold                                                      8,656,970.75
    Abstain                                                               0.00
    TOTAL                                                       410,927,463.30

    ARNE H. CARLSON
    Affirmative                                                 401,384,373.86
    Withhold                                                      9,543,089.44
    Abstain                                                               0.00
    TOTAL                                                       410,927,463.30

    PATRICIA M. FLYNN
    Affirmative                                                 402,560,489.37
    Withhold                                                      8,366,973.93
    Abstain                                                               0.00
    TOTAL                                                       410,927,463.30

    ANNE P. JONES
    Affirmative                                                 401,600,091.14
    Withhold                                                      9,327,372.16
    Abstain                                                               0.00
    TOTAL                                                       410,927,463.30

    JEFFREY LAIKIND
    Affirmative                                                 401,655,029.21
    Withhold                                                      9,272,434.09
    Abstain                                                               0.00
    TOTAL                                                       410,927,463.30

    STEPHEN R. LEWIS, JR.
    Affirmative                                                 401,381,539.01
    Withhold                                                      9,545,924.29
    Abstain                                                               0.00
    TOTAL                                                       410,927,463.30

    CATHERINE JAMES PAGLIA
    Affirmative                                                 402,343,626.10
    Withhold                                                      8,583,837.20
    Abstain                                                               0.00
    TOTAL                                                       410,927,463.30



------------------------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT  --   85
------------------------------------------------------------------------------

    VIKKI L. PRYOR
    Affirmative                                                 402,467,659.20
    Withhold                                                      8,459,804.10
    Abstain                                                               0.00
    TOTAL                                                       410,927,463.30

    ALAN K. SIMPSON
    Affirmative                                                 401,061,033.99
    Withhold                                                      9,866,429.31
    Abstain                                                               0.00
    TOTAL                                                       410,927,463.30

    ALISON TAUNTON-RIGBY
    Affirmative                                                 402,283,062.43
    Withhold                                                      8,644,400.87
    Abstain                                                               0.00
    TOTAL                                                       410,927,463.30

    WILLIAM F. TRUSCOTT
    Affirmative                                                 402,091,475.32
    Withhold                                                      8,835,987.98
    Abstain                                                               0.00
    TOTAL                                                       410,927,463.30

2. AMEND THE ARTICLES OF INCORPORATION TO PERMIT THE BOARD TO ESTABLISH THE MINIMUM ACCOUNT VALUE AND TO CHANGE THE NAME OF THE CORPORATION

    Affirmative                                                 394,528,633.12
    Against                                                       9,359,325.55
    Abstain                                                       7,039,471.33
    Broker Non-votes                                                     33.30
    TOTAL                                                       410,927,463.30

3. APPROVE AN INVESTMENT MANAGEMENT SERVICES AGREEMENT WITH RIVERSOURCE INVESTMENTS, LLC

    Affirmative                                                 398,423,974.17
    Against                                                       5,594,653.30
    Abstain                                                       6,908,802.53
    Broker Non-votes                                                     33.30
    TOTAL                                                       410,927,463.30

4.  APPROVE CHANGES IN FUNDAMENTAL INVESTMENT POLICIES

    A. LENDING
    Affirmative                                                 392,730,519.90
    Against                                                      10,299,780.63
    Abstain                                                       7,897,129.47
    Broker Non-votes                                                     33.30
    TOTAL                                                       410,927,463.30

    B. BORROWING
    Affirmative                                                 392,985,283.87
    Against                                                      10,194,462.42
    Abstain                                                       7,747,683.71
    Broker Non-votes                                                     33.30
    TOTAL                                                       410,927,463.30


------------------------------------------------------------------------------
86   --   RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

RESULTS OF MEETING OF SHAREHOLDERS

RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND
REGULAR MEETING OF SHAREHOLDERS HELD ON FEB. 15, 2006
(UNAUDITED)

A brief description of each proposal voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each proposal is set forth below. A vote is based on total dollar interest in a fund.

1.  ELECTION OF BOARD MEMBERS

    KATHLEEN BLATZ
    Affirmative                                                 516,323,279.61
    Withhold                                                     10,926,914.00
    Abstain                                                               0.00
    TOTAL                                                       527,250,193.61

    ARNE H. CARLSON
    Affirmative                                                 515,873,175.11
    Withhold                                                     11,377,018.50
    Abstain                                                               0.00
    TOTAL                                                       527,250,193.61

    PATRICIA M. FLYNN
    Affirmative                                                 516,731,414.51
    Withhold                                                     10,518,779.10
    Abstain                                                               0.00
    TOTAL                                                       527,250,193.61

    ANNE P. JONES
    Affirmative                                                 516,522,660.92
    Withhold                                                     10,727,532.69
    Abstain                                                               0.00
    TOTAL                                                       527,250,193.61

    JEFFREY LAIKIND
    Affirmative                                                 516,390,513.61
    Withhold                                                     10,859,680.00
    Abstain                                                               0.00
    TOTAL                                                       527,250,193.61

    STEPHEN R. LEWIS, JR.
    Affirmative                                                 516,741,952.68
    Withhold                                                     10,508,240.93
    Abstain                                                               0.00
    TOTAL                                                       527,250,193.61

    CATHERINE JAMES PAGLIA
    Affirmative                                                 516,610,707.47
    Withhold                                                     10,639,486.14
    Abstain                                                               0.00
    TOTAL                                                       527,250,193.61



------------------------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT  --   87
------------------------------------------------------------------------------

    VIKKI L. PRYOR
    Affirmative                                                 516,535,382.95
    Withhold                                                     10,714,810.66
    Abstain                                                               0.00
    TOTAL                                                       527,250,193.61

    ALAN K. SIMPSON
    Affirmative                                                 514,961,584.91
    Withhold                                                     12,288,608.70
    Abstain                                                               0.00
    TOTAL                                                       527,250,193.61

    ALISON TAUNTON-RIGBY
    Affirmative                                                 516,749,815.02
    Withhold                                                     10,500,378.59
    Abstain                                                               0.00
    TOTAL                                                       527,250,193.61

    WILLIAM F. TRUSCOTT
    Affirmative                                                 516,596,362.53
    Withhold                                                     10,653,831.08
    Abstain                                                               0.00
    TOTAL                                                       527,250,193.61

2. AMEND THE ARTICLES OF INCORPORATION TO PERMIT THE BOARD TO ESTABLISH THE MINIMUM ACCOUNT VALUE AND TO CHANGE THE NAME OF THE CORPORATION

    Affirmative                                                 498,811,989.36
    Against                                                      18,179,170.48
    Abstain                                                      10,258,704.91
    Broker Non-votes                                                    328.86
    TOTAL                                                       527,250,193.61

3. APPROVE AN INVESTMENT MANAGEMENT SERVICES AGREEMENT WITH RIVERSOURCE INVESTMENTS, LLC

    Affirmative                                                 503,342,314.74
    Against                                                      13,332,407.14
    Abstain                                                      10,575,142.87
    Broker Non-votes                                                    328.86
    TOTAL                                                       527,250,193.61

4.  APPROVE CHANGES IN FUNDAMENTAL INVESTMENT POLICIES

    A. LENDING
    Affirmative                                                 500,994,946.64
    Against                                                      15,216,544.07
    Abstain                                                      11,038,374.04
    Broker Non-votes                                                    328.86
    TOTAL                                                       527,250,193.61

    B. BORROWING
    Affirmative                                                 501,476,954.77
    Against                                                      14,293,499.76
    Abstain                                                      11,479,410.22
    Broker Non-votes                                                    328.86
    TOTAL                                                       527,250,193.61



------------------------------------------------------------------------------
88   --   RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

RESULTS OF MEETING OF SHAREHOLDERS

RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND
REGULAR MEETING OF SHAREHOLDERS HELD ON FEB. 15, 2006
(UNAUDITED)

A brief description of each proposal voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each proposal is set forth below. A vote is based on total dollar interest in a fund.

1.  ELECTION OF BOARD MEMBERS

    KATHLEEN BLATZ
    Affirmative                                                 259,740,160.21
    Withhold                                                      4,437,887.73
    Abstain                                                               0.00
    TOTAL                                                       264,178,047.94

    ARNE H. CARLSON
    Affirmative                                                 259,469,197.34
    Withhold                                                      4,708,850.60
    Abstain                                                               0.00
    TOTAL                                                       264,178,047.94

    PATRICIA M. FLYNN
    Affirmative                                                 259,798,207.31
    Withhold                                                      4,379,840.63
    Abstain                                                               0.00
    TOTAL                                                       264,178,047.94

    ANNE P. JONES
    Affirmative                                                 259,166,197.21
    Withhold                                                      5,011,850.73
    Abstain                                                               0.00
    TOTAL                                                       264,178,047.94

    JEFFREY LAIKIND
    Affirmative                                                 258,942,495.52
    Withhold                                                      5,235,552.42
    Abstain                                                               0.00
    TOTAL                                                       264,178,047.94

    STEPHEN R. LEWIS, JR.
    Affirmative                                                 259,813,826.84
    Withhold                                                      4,364,221.10
    Abstain                                                               0.00
    TOTAL                                                       264,178,047.94

    CATHERINE JAMES PAGLIA
    Affirmative                                                 259,323,717.92
    Withhold                                                      4,854,330.02
    Abstain                                                               0.00
    TOTAL                                                       264,178,047.94



------------------------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT  --   89
------------------------------------------------------------------------------

    VIKKI L. PRYOR
    Affirmative                                                 259,402,279.92
    Withhold                                                      4,775,768.02
    Abstain                                                               0.00
    TOTAL                                                       264,178,047.94

    ALAN K. SIMPSON
    Affirmative                                                 258,382,757.67
    Withhold                                                      5,795,290.27
    Abstain                                                               0.00
    TOTAL                                                       264,178,047.94

    ALISON TAUNTON-RIGBY
    Affirmative                                                 259,771,483.01
    Withhold                                                      4,406,564.93
    Abstain                                                               0.00
    TOTAL                                                       264,178,047.94

    WILLIAM F. TRUSCOTT
    Affirmative                                                 259,400,974.11
    Withhold                                                      4,777,073.83
    Abstain                                                               0.00
    TOTAL                                                       264,178,047.94

2. AMEND THE ARTICLES OF INCORPORATION TO PERMIT THE BOARD TO ESTABLISH THE MINIMUM ACCOUNT VALUE AND TO CHANGE THE NAME OF THE CORPORATION

    Affirmative                                                 255,540,640.88
    Against                                                       5,440,349.63
    Abstain                                                       3,197,057.43
    Broker Non-votes                                                      0.00
    TOTAL                                                       264,178,047.94

3. APPROVE AN INVESTMENT MANAGEMENT SERVICES AGREEMENT WITH RIVERSOURCE INVESTMENTS, LLC

    Affirmative                                                 255,543,848.33
    Against                                                       5,175,862.99
    Abstain                                                       3,458,336.62
    Broker Non-votes                                                      0.00
    TOTAL                                                       264,178,047.94

4.  APPROVE CHANGES IN FUNDAMENTAL INVESTMENT POLICIES

    A. LENDING
    Affirmative                                                 253,839,526.09
    Against                                                       6,597,877.44
    Abstain                                                       3,740,644.41
    Broker Non-votes                                                      0.00
    TOTAL                                                       264,178,047.94

    B. BORROWING
    Affirmative                                                 253,680,494.03
    Against                                                       6,539,851.78
    Abstain                                                       3,957,702.13
    Broker Non-votes                                                      0.00
    TOTAL                                                       264,178,047.94


------------------------------------------------------------------------------
90   --   RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

RESULTS OF MEETING OF SHAREHOLDERS

RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND
REGULAR MEETING OF SHAREHOLDERS HELD ON FEB. 15, 2006
(UNAUDITED)

A brief description of each proposal voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each proposal is set forth below. A vote is based on total dollar interest in a fund.

1.  ELECTION OF BOARD MEMBERS

    KATHLEEN BLATZ
    Affirmative                                                 203,720,648.11
    Withhold                                                      6,300,912.29
    Abstain                                                               0.00
    TOTAL                                                       210,021,560.40

    ARNE H. CARLSON
    Affirmative                                                 203,181,990.90
    Withhold                                                      6,839,569.50
    Abstain                                                               0.00
    TOTAL                                                       210,021,560.40

    PATRICIA M. FLYNN
    Affirmative                                                 203,524,986.33
    Withhold                                                      6,496,574.07
    Abstain                                                               0.00
    TOTAL                                                       210,021,560.40

    ANNE P. JONES
    Affirmative                                                 203,463,444.13
    Withhold                                                      6,558,116.27
    Abstain                                                               0.00
    TOTAL                                                       210,021,560.40

    JEFFREY LAIKIND
    Affirmative                                                 203,377,309.25
    Withhold                                                      6,644,251.15
    Abstain                                                               0.00
    TOTAL                                                       210,021,560.40

    STEPHEN R. LEWIS, JR.
    Affirmative                                                 203,812,881.13
    Withhold                                                      6,208,679.27
    Abstain                                                               0.00
    TOTAL                                                       210,021,560.40

    CATHERINE JAMES PAGLIA
    Affirmative                                                 203,432,656.42
    Withhold                                                      6,588,903.98
    Abstain                                                               0.00
    TOTAL                                                       210,021,560.40



------------------------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT  --   91
------------------------------------------------------------------------------

    VIKKI L. PRYOR
    Affirmative                                                 203,619,514.51
    Withhold                                                      6,402,045.89
    Abstain                                                               0.00
    TOTAL                                                       210,021,560.40

    ALAN K. SIMPSON
    Affirmative                                                 203,034,662.45
    Withhold                                                      6,986,897.95
    Abstain                                                               0.00
    TOTAL                                                       210,021,560.40

    ALISON TAUNTON-RIGBY
    Affirmative                                                 203,663,611.07
    Withhold                                                      6,357,949.33
    Abstain                                                               0.00
    TOTAL                                                       210,021,560.40

    WILLIAM F. TRUSCOTT
    Affirmative                                                 203,650,462.68
    Withhold                                                      6,371,097.72
    Abstain                                                               0.00
    TOTAL                                                       210,021,560.40

2. AMEND THE ARTICLES OF INCORPORATION TO PERMIT THE BOARD TO ESTABLISH THE MINIMUM ACCOUNT VALUE AND TO CHANGE THE NAME OF THE CORPORATION

    Affirmative                                                 197,486,999.98
    Against                                                       7,762,619.33
    Abstain                                                       4,771,941.09
    Broker Non-votes                                                      0.00
    TOTAL                                                       210,021,560.40

3. APPROVE AN INVESTMENT MANAGEMENT SERVICES AGREEMENT WITH RIVERSOURCE INVESTMENTS, LLC

    Affirmative                                                 199,492,404.30
    Against                                                       5,399,125.53
    Abstain                                                       5,130,030.57
    Broker Non-votes                                                      0.00
    TOTAL                                                       210,021,560.40

4.  APPROVE CHANGES IN FUNDAMENTAL INVESTMENT POLICIES

    A. LENDING
    Affirmative                                                 197,947,029.12
    Against                                                       7,026,127.28
    Abstain                                                       5,048,404.00
    Broker Non-votes                                                      0.00
    TOTAL                                                       210,021,560.40

    B. BORROWING
    Affirmative                                                 198,710,261.13
    Against                                                       6,560,657.76
    Abstain                                                       4,750,641.51
    Broker Non-votes                                                      0.00
    TOTAL                                                       210,021,560.40



------------------------------------------------------------------------------
92   --   RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

                     THIS PAGE LEFT BLANK INTENTIONALLY



------------------------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT  --   93
------------------------------------------------------------------------------

Annual Report

                                              [RiverSource Investments Logo]


RIVERSOURCE(SM)
SMALL COMPANY INDEX FUND

ANNUAL REPORT FOR THE
PERIOD ENDED JAN. 31, 2006

> RIVERSOURCE SMALL COMPANY INDEX FUND (FORMERLY AXP(R) SMALL COMPANY INDEX
  FUND) SEEKS TO PROVIDE SHAREHOLDERS WITH LONG-TERM CAPITAL APPRECIATION.

TABLE OF CONTENTS

Fund Snapshot                                                         3

Performance Summary                                                   4

Questions & Answers with Portfolio Management                         5

The Fund's Long-term Performance                                      8

Investments in Securities                                            10

Financial Statements                                                 20

Notes to Financial Statements                                        23

Report of Independent Registered Public Accounting Firm              33

Federal Income Tax Information                                       34

Fund Expenses Example                                                35

Board Members and Officers                                           37

Approval of Investment Management Services Agreement                 40

Proxy Voting                                                         43

Results of Meeting of Shareholders                                   44

------------------------------------------------------------------------------
2   --   RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

FUND SNAPSHOT AT JAN. 31, 2006

-----------------------------------------------------
 PORTFOLIO MANAGER                                 <
-----------------------------------------------------

PORTFOLIO MANAGER        SINCE      YEARS IN INDUSTRY
David Factor              9/01              9

-----------------------------------------------------
 FUND OBJECTIVE                                    <
-----------------------------------------------------

For investors seeking long-term capital appreciation.

Inception dates by class
A: 8/19/96     B: 8/19/96     Y: 8/19/96

Ticker symbols by class
A: ISIAX       B: ISIBX       Y: ISCYX

Total net assets                      $1.248 billion

Number of holdings                               608

-----------------------------------------------------
STYLE MATRIX                                       <
-----------------------------------------------------

[PHOTO]            Shading within the style matrix
                   indicates areas in which the
                   Fund generally invests.


-----------------------------------------------------
 SECTOR COMPOSITION*                               <
-----------------------------------------------------

Percentage of portfolio assets

                                         [pie chart]
Industrials 18.6%
Information Technology 15.9%
Consumer Discretionary 14.3%
Financials 14.0%
Health Care 11.1%
Energy 7.4%
Materials 6.6%
Short-Term Securities** 4.5%
Utilities 4.1%
Consumer Staples 3.3%
Telecommunication Services 0.2%


* Sectors can be comprised of several industries. Please refer to the section entitled "Investments in Securities" for a complete listing. No single industry exceeds 25% of portfolio assets.
** Of the 4.5%, 2.9% is due to security lending activity and 1.6% is the Fund's cash equivalent position.

---------------------------------------------------------------------------
 TOP TEN HOLDINGS                                                        <
---------------------------------------------------------------------------

Percentage of portfolio assets

 NVR (Household Durables)                                              0.7%
 Cimarex Energy (Oil & Gas)                                            0.6
 Oshkosh Truck (Machinery)                                             0.6
 Roper Inds (Electrical Equipment)                                     0.6
 Global Payments (IT Services)                                         0.6
 Cal Dive Intl (Energy Equipment & Services)                           0.6
 Massey Energy (Metals & Mining)                                       0.5
 Hughes Supply (Trading Companies & Distributors)                      0.5
 Energen (Gas Utilities)                                               0.5
 Shurgard Storage Centers Cl A (Real Estate Investment Trust)          0.5

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

Stocks of small-capitalization companies involve substantial risk. Historically, these stocks have experienced greater volatility than stocks of larger companies, and they can be expected to do so in the future.

Fund holdings are subject to change.

------------------------------------------------------------------------------
     RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 ANNUAL REPORT   --   3
------------------------------------------------------------------------------

PERFORMANCE SUMMARY

          [bar chart]

     PERFORMANCE COMPARISON
For the year ended Jan. 31, 2006

RiverSource Small Company Index Fund Class A (excluding sales charge) +18.33%
S&P SmallCap 600 Index (unmanaged)                                    +19.39%
Lipper Small-Cap Core Funds Index                                     +19.21%

(see "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by calling
(800) 862-7919 or visiting www.riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

---------------------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS                                                              <
---------------------------------------------------------------------------------------------

                                      CLASS A                  CLASS B                CLASS Y
(INCEPTION DATES)                    (8/19/96)                (8/19/96)              (8/19/96)
                                  NAV(1)   POP(2)       NAV(1)  AFTER CDSC(3)          NAV(4)

AT JAN. 31, 2006

 1 year                          +18.33%  +11.52%      +17.45%     +12.45%            +18.57%
 3 years                         +26.12%  +23.65%      +25.15%     +24.29%            +26.32%
 5 years                         +10.61%   +9.31%       +9.73%      +9.45%            +10.79%
 Since inception                 +11.47%  +10.77%      +10.61%     +10.61%            +11.63%

AT DEC. 31, 2005

 1 year                           +6.76%   +0.62%       +5.88%      +1.03%             +6.90%
 3 years                         +21.32%  +18.95%      +20.42%     +19.50%            +21.54%
 5 years                          +9.75%   +8.46%       +8.90%      +8.61%             +9.92%
 Since inception                 +10.63%   +9.93%       +9.79%      +9.79%            +10.79%


(1)  Excluding sales charge.

(2)  Returns at public offering price (POP) reflect a sales charge of 5.75%.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4) Sales charge is not applicable to these shares. Shares available to institutional investors only.

------------------------------------------------------------------------------
4   --   RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

QUESTIONS & ANSWERS

                          WITH PORTFOLIO MANAGEMENT

Below, Portfolio Manager David Factor discusses RiverSource Small Company Index Fund's results and positioning for the 12 months ended Jan. 31, 2006.

Q:  How did the Fund perform for the period?

A: RiverSource Small Company Index Fund's Class A shares (excluding sales charge) gained 18.33%. This was less than the 19.39% advance of the Fund's benchmark, the unmanaged Standard & Poor's SmallCap 600 Index (S&P SmallCap 600 Index). The Lipper Small-Cap Core Funds Index, representing the Fund's peer group, returned 19.21% during the period. Mutual funds, unlike unmanaged indices, incur operating expenses. The Fund's Class A shares had an expense ratio of 0.92% for the reporting period.

Q:  What factors significantly affected the Fund's performance?

A: Stocks with relatively small market capitalizations have led the U.S. market since 1999, as their earnings growth exceeded that of larger companies. Small-caps maintained their lead through the fiscal year, defying expectations that investors would tend to prefer large-caps during the current, latter stage of the economic cycle because of lower risk/lower return characteristics associated with large-cap stocks.

    On a sector basis, energy and industrials contributed most to the S&P SmallCap 600 Index. Top contributors at the industry level included the oil and gas and energy equipment industries, health care providers, machinery, and metals and mining. On the other hand, the consumer staples and telecommunications sectors detracted most from return. Lagging industries included the household, food, and personal products groups, as well as chemicals and communications equipment.

    A number of stocks contributed significantly to performance over the fiscal year. Among them were beverage distributor Hansen Natural, refiner Frontier Oil, supermarket operator Great Atlantic & Pacific Tea Co., and oil field pump supplier Lufkin Inds. Stocks that performed poorly included pasta maker American Italian Pasta, retailer Movie Gallery, metals producer Wolverine Tube, and Napster, an online music services company.

    As always, each sector and stock in the S&P SmallCap 600 Index was represented in the Fund at a weighting that approximated its weighting in the Index.

------------------------------------------------------------------------------
     RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 ANNUAL REPORT   --   5
------------------------------------------------------------------------------

QUESTIONS & ANSWERS

> ON A SECTOR BASIS, ENERGY AND INDUSTRIALS
  CONTRIBUTED MOST TO THE S&P SMALLCAP 600 INDEX.

Q:  What changes did you make to the portfolio during the period?

A: Because the Fund strives to stay fully invested in the stocks that make up the S&P SmallCap 600 Index and to replicate the performance of the Index, we align the Fund's portfolio with the rebalancings undertaken by Standard & Poor's on a quarterly basis. We also add and delete stocks to the portfolio to mirror changes to the Index. During the fiscal year, there were 54 additions and 54 deletions to the Index and the portfolio. Many deletions occur because stocks have outgrown the S&P SmallCap 600 and move up to the Standard & Poor's MidCap 400, an unmanaged index of medium-sized company stocks. Deletions also are made because companies have ceased to exist due to mergers or acquisitions.

    In addition to these customary changes, we completed the implementation of Standard & Poor's new "full float adjusted" methodology during the third quarter of 2005. Historically, the S&P SmallCap 600 has been a market-cap weighted index, in which the composition of the Index is weighted according to the prices and total number of outstanding shares of each of its component stocks. Under the new methodology, the Index has been reconfigured to reflect the elimination of shares not actively traded. Such shares are often held by company insiders. Implementation of the full float adjusted methodology had minimal impact on the portfolio. While it resulted in slightly more turnover, it increased the Fund's liquidity. Portfolio turnover during the fiscal year was 14%.

------------------------------------------------------------------------------
6   --   RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

QUESTIONS & ANSWERS

Q:  How are you positioning the Fund  going forward?

A: We don't expect to change the portfolio except for the usual quarterly rebalancings and stock substitutions we carry out in order to align the Fund with the S&P SmallCap 600 Index.

    Looking at the overall environment for stocks, we remain positive about prospects for U.S. equities in the near term. While modest price appreciation and robust earnings growth over the past year have reduced large-cap stock valuations to generally attractive levels, small-cap valuations have increased further, in line with their stronger price appreciation. In our view, small-caps have not become extremely overvalued, but they will need to sustain higher earnings growth rates than large-caps if they are to continue to enjoy strong investor appeal.

    The near-term earnings outlook remains favorable for small-caps. Interest rates are still relatively low, allowing small companies to finance their growth at affordable rates of interest. Longer-term, however, we see risks to economic growth that could affect small-cap performance. The major concern is that the persistently high level of energy prices will lead to higher inflation and interest rates, putting a damper on consumer spending, housing, and business investment. We think the economy could begin to slow down significantly late this year or in early 2007. If such a hard landing were to occur, small-cap earnings would face considerable risk.

------------------------------------------------------------------------------
     RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 ANNUAL REPORT   --   7
------------------------------------------------------------------------------

THE FUND'S LONG-TERM PERFORMANCE

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Small Company Index Fund Class A shares (from 9/1/96 to 1/31/06)* as compared to the performance of two widely cited performance indices, the S&P SmallCap 600 Index and the Lipper Small-Cap Core Funds Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by calling
(800) 862-7919 or visiting www.riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.


* Fund data is from Aug. 19, 1996. S&P SmallCap 600 Index and Lipper peer group data is from Sept. 1, 1996.

DISTRIBUTION SUMMARY

The table below details the Fund's income and capital gain distributions for the fiscal years shown. More information on the other classes can be found in the Financial Highlights section of this report's Notes to Financial Statements.

                                                                    CLASS A
                                                -----------------------------------------------
                                                             Short-term     Long-term
 Fiscal year ended                               Income    capital gains  capital gains   TOTAL
 Jan. 31, 2006                                    $--          $0.01          $0.68       $0.69
 Jan. 31, 2005                                     --             --           0.51        0.51
 Jan. 31, 2004                                     --             --             --          --
 Jan. 31, 2003                                     --             --             --          --
 Jan. 31, 2002                                     --           0.01           0.26        0.27

------------------------------------------------------------------------------
8   --   RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

                                                             [line chart]

                        VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE SMALL COMPANY INDEX FUND

                                 9/1/96     1/97     1/98     1/99     1/00     1/01     1/02     1/03     1/04     1/05     1/06
RiverSource Small Company
 Index Fund Class A
 (includes sales charge)          $9,425   $10,447  $12,432  $12,221  $13,371  $15,884  $16,198  $13,111  $19,259  $22,229  $26,303

S&P SmallCap 600 Index(1)        $10,000   $11,215  $13,584  $13,501  $14,893  $17,919  $18,458  $15,084  $22,303  $25,988  $31,027

Lipper Small-Cap Core
 Funds Index(2)                  $10,000   $11,022  $12,986  $12,604  $14,969  $16,901  $17,277  $13,709  $20,529  $22,872  $27,265


COMPARATIVE RESULTS
Results at Jan. 31, 2006
                                                                                                      SINCE
                                                                    1 YEAR    3 YEARS    5 YEARS   INCEPTION(3)

RIVERSOURCE SMALL COMPANY INDEX FUND (INCLUDES SALES CHARGE)

Class A  Cumulative value of $10,000                               $11,152    $18,905    $15,606     $26,303
         Average annual total return                               +11.52%    +23.65%     +9.31%     +10.77%
S&P SMALLCAP 600 INDEX(1)
         Cumulative value of $10,000                               $11,939    $20,849    $17,319     $31,027
         Average annual total return                               +19.39%    +27.75%    +11.61%     +12.78%
LIPPER SMALL-CAP CORE FUNDS INDEX(2)
         Cumulative value of $10,000                               $11,921    $19,885    $16,127     $27,265
         Average annual total return                               +19.21%    +25.75%    +10.03%     +11.24%

Results for other share classes can be found on page 4.


(1) The Standard & Poor's SmallCap 600 Index (S&P SmallCap 600 Index), an unmanaged market-weighted index, consists of 600 domestic stocks chosen for market size, liquidity (bid-asked spread, ownership, share turnover and number of no trade days) and industry group representation. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

(2) The Lipper Small-Cap Core Funds Index includes the 30 largest small-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

(3) Fund data is from Aug. 19, 1996. S&P SmallCap 600 Index and Lipper peer group data is from Sept. 1, 1996.

------------------------------------------------------------------------------
     RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 ANNUAL REPORT   --   9
------------------------------------------------------------------------------

INVESTMENTS IN SECURITIES

RiverSource Small Company Index Fund

JAN. 31, 2006

(Percentages represent value of investments compared to net assets)

------------------------------------------------------------------------------
 COMMON STOCKS (97.2%)
------------------------------------------------------------------------------
ISSUER                                                  SHARES       VALUE(a)
AEROSPACE & DEFENSE (2.1%)
AAR                                                   70,795(b)     $1,687,045
Applied Signal Technology                             24,630           570,677
Armor Holdings                                        63,615(b)      3,032,527
Ceradyne                                              56,710(b)      3,246,081
Cubic                                                 33,220           740,474
Curtiss-Wright                                        46,600         2,765,244
EDO                                                   31,615           873,522
Esterline Technologies                                54,270(b)      2,245,150
GenCorp                                              117,593(b)      2,355,388
Kaman                                                 49,444         1,041,785
Mercury Computer Systems                              45,539(b)        881,635
Moog Cl A                                             73,795(b)      2,472,870
Teledyne Technologies                                 72,084(b)      2,355,705
Triumph Group                                         34,111(b)      1,441,531
                                                                   -----------
Total                                                               25,709,634
------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.6%)
EGL                                                   69,870(b)      2,858,382
Forward Air                                           67,013         2,613,507
Hub Group Cl A                                        43,300(b)      1,833,755
                                                                   -----------
Total                                                                7,305,644
------------------------------------------------------------------------------

AIRLINES (0.4%)
Frontier Airlines                                     77,573(b)        521,291
Mesa Air Group                                        61,998(b)        722,277
SkyWest                                              124,048         3,619,720
                                                                   -----------
Total                                                                4,863,288
------------------------------------------------------------------------------

AUTO COMPONENTS (0.4%)
Drew Inds                                             32,155(b)      1,210,636
LKQ                                                   95,060(b)      2,137,900
Midas                                                 26,921(b)        514,191
Standard Motor Products                               26,825           282,467
Superior Inds Intl                                    49,060(h)      1,138,192
                                                                   -----------
Total                                                                5,283,386
------------------------------------------------------------------------------

AUTOMOBILES (0.3%)
Coachmen Inds                                         30,521           385,785
Monaco Coach                                          57,024           772,105
Winnebago Inds                                        70,476         2,206,604
                                                                   -----------
Total                                                                3,364,494
------------------------------------------------------------------------------


------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                                SHARES         VALUE(a)

BEVERAGES (0.2%)
Hansen Natural                                        27,090(b,h)   $2,378,502
------------------------------------------------------------------------------

BIOTECHNOLOGY (0.3%)
ArQule                                                75,649(b)        406,992
Enzo Biochem                                          58,654(b)        764,848
Regeneron Pharmaceuticals                             93,914(b)      1,430,310
Savient Pharmaceuticals                              130,297(b)        582,428
                                                                   -----------
Total                                                                3,184,578
------------------------------------------------------------------------------

BUILDING PRODUCTS (1.2%)
Apogee Enterprises                                    59,774         1,103,428
ElkCorp                                               38,938         1,369,449
Griffon                                               55,693(b)      1,314,355
Lennox Intl                                          121,572         3,884,225
NCI Building Systems                                  45,455(b)      2,304,569
Simpson Mfg                                           78,466         3,035,850
Universal Forest Products                             34,674         1,985,780
                                                                   -----------
Total                                                               14,997,656
------------------------------------------------------------------------------

CAPITAL MARKETS (0.7%)

Investment Technology Group                           90,530(b)      4,072,039
LaBranche & Co                                       129,975(b)      1,488,214
Piper Jaffray Companies                               42,435(b)      1,902,361
SWS Group                                             33,766           784,384
                                                                   -----------
Total                                                                8,246,998
------------------------------------------------------------------------------

CHEMICALS (1.3%)
Arch Chemicals                                        50,717         1,572,227
Cambrex                                               57,185         1,264,360
Georgia Gulf                                          73,128         2,500,979
HB Fuller                                             62,370(e)      2,356,962
MacDermid                                             53,752         1,620,623
Material Sciences                                     27,307(b)        379,567
OM Group                                              62,010(b)      1,333,835
Omnova Solutions                                      88,124(b)        593,956
Penford                                               19,223           300,071
PolyOne                                              197,092(b)      1,411,179
Quaker Chemical                                       20,843           414,984
Schulman A                                            65,845         1,623,079
Wellman                                               36,863           261,727
                                                                   -----------
Total                                                               15,633,549
------------------------------------------------------------------------------


See accompanying notes to investments in securities.

------------------------------------------------------------------------------
10   --   RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                                SHARES         VALUE(a)

COMMERCIAL BANKS (4.9%)
Boston Private Financial Holdings                     73,694        $2,250,615
Central Pacific Financial                             65,195         2,399,176
Chittenden                                            99,811         2,831,638
Community Bank System                                 64,185         1,492,943
East-West Bancorp                                    120,596         4,451,197
First BanCorp Puerto Rico                            173,246(c)      2,214,084
First Midwest Bancorp                                 97,292         3,396,464
First Republic Bank                                   49,203         1,867,746
Glacier Bancorp                                       67,280         2,138,158
Gold Banc                                             81,905         1,487,395
Hanmi Financial                                       84,460         1,603,895
Irwin Financial                                       38,015           814,281
Nara Bancorp                                          42,615           762,809
PrivateBancorp                                        37,330         1,411,447
Prosperity Bancshares                                 46,085         1,342,456
Provident Bankshares                                  70,497         2,589,355
Republic Bancorp                                     161,104         2,086,297
South Financial Group                                160,049         4,174,078
Sterling Bancshares                                   97,325(e)      1,630,194
Susquehanna Bancshares                               100,355         2,422,570
Trustco Bank NY                                      160,562         2,035,926
UCBH Holdings                                        199,688         3,464,587
Umpqua Holdings                                       95,420         2,688,936
United Bankshares                                     79,512         2,963,412
Whitney Holding                                      135,744         4,465,977
Wintrust Financial                                    50,710         2,723,127
                                                                   -----------
Total                                                               61,708,763
------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (4.3%)
ABM Inds                                              82,594         1,578,371
Administaff                                           48,380         2,082,275
Angelica                                              19,919           343,603
Bowne & Co                                            69,875         1,052,318
Brady Cl A                                           105,434         4,193,109
CDI                                                   26,762           729,800
Central Parking                                       38,397           566,356
Coinstar                                              58,745(b)      1,462,751
Consolidated Graphics                                 25,142(b)      1,291,293
CPI                                                   14,692           292,371
G&K Services Cl A                                     45,261         1,798,672
Gevity HR                                             58,980         1,619,001
Healthcare Services Group                             57,675         1,128,700
Heidrick & Struggles Intl                             39,861(b)      1,337,735
John H Harland                                        60,380         2,253,985
Labor Ready                                          114,235(b)      2,660,533
Live Nation                                          145,405(b)      2,580,939
Mobile Mini                                           32,592(b)      1,620,474

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                                SHARES         VALUE(a)

COMMERCIAL SERVICES & SUPPLIES (CONT.)
NCO Group                                             68,965(b)     $1,174,474
On Assignment                                         55,006(b)        683,725
Portfolio Recovery Associates                         33,690(b)      1,659,233
Pre-Paid Legal Services                               21,890           835,979
School Specialty                                      49,074(b)      1,842,729
SOURCECORP                                            33,420(b)        879,614
Spherion                                             127,861(b)      1,432,043
Standard Register                                     27,189           493,480
Tetra Tech                                           122,233(b)      2,047,403
United Stationers                                     69,276(b)      3,465,878
Universal Technical Institute                         49,205(b)      1,798,443
Vertrue                                               20,833(b)        901,236
Viad                                                  48,055         1,368,126
Volt Information Sciences                             17,424(b)        426,540
Waste Connections                                     99,432(b)      3,474,153
Watson Wyatt Worldwide Cl A                           90,330         2,749,645
                                                                   -----------
Total                                                               53,824,987
------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.2%)
Audiovox Cl A                                         41,847(b)        626,031
Bel Fuse Cl B                                         25,100           934,724
Belden CDT                                            92,903         2,517,671
Black Box                                             36,993         1,872,956
C-COR                                                102,611(b)        655,684
Comtech Telecommunications                            43,350(b)      1,381,565
Digi Intl                                             44,080(b)        499,426
Ditech Communications                                 69,290(b)        631,232
Harmonic                                             157,761(b)        870,841
Inter-Tel                                             44,932           974,126
NETGEAR                                               70,620(b)      1,279,634
Network Equipment Technologies                        52,777(b)        221,136
PC-Tel                                                45,835(b)        436,808
Symmetricom                                           99,044(b)        979,545
Tollgrade Communications                              28,228(b)        329,138
ViaSat                                                48,252(b)      1,215,950
                                                                   -----------
Total                                                               15,426,467
------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.0%)
Adaptec                                              243,052(b)      1,322,203
Avid Technology                                       89,325(b)      4,436,773
Hutchinson Technology                                 54,897(b,e,h)  1,519,549
Komag                                                 64,190(b)      3,020,781
Novatel Wireless                                      62,795(b,h)      685,093
SBS Technologies                                      33,543(b)        382,726
Synaptics                                             51,990(b)      1,430,765
                                                                   -----------
Total                                                               12,797,890
------------------------------------------------------------------------------

                          See accompanying notes to investments in securities.

------------------------------------------------------------------------------
     RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 ANNUAL REPORT   --   11
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                                SHARES         VALUE(a)

CONSTRUCTION & ENGINEERING (1.1%)
EMCOR Group                                           33,294(b)     $2,730,774
Insituform Technologies Cl A                          57,725(b)      1,466,792
Shaw Group                                           169,513(b)      6,038,053
URS                                                   92,393(b)      3,952,573
                                                                   -----------
Total                                                               14,188,192
------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.9%)
Florida Rock Inds                                    101,075         5,464,114
Headwaters                                            89,920(b)      3,102,240
Texas Inds                                            49,307         2,653,210
                                                                   -----------
Total                                                               11,219,564
------------------------------------------------------------------------------

CONSUMER FINANCE (0.2%)
Cash America Intl                                     62,713         1,661,268
Rewards Network                                       44,920(b)        309,948
World Acceptance                                      39,165(b)      1,110,719
                                                                   -----------
Total                                                                3,081,935
------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.6%)
AptarGroup                                            74,939         4,229,557
Caraustar Inds                                        61,706(b)        671,361
Chesapeake                                            42,245           654,798
Myers Inds                                            67,077         1,006,155
Rock-Tenn Cl A                                        66,790           933,724
                                                                   -----------
Total                                                                7,495,595
------------------------------------------------------------------------------

DISTRIBUTORS (0.2%)
Building Material Holding                             30,801         2,438,515
------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.1%)
Financial Federal                                     37,684         1,686,359
------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.2%)
Commonwealth Telephone Enterprises                    46,800         1,561,716
General Communication Cl A                           100,732(b)      1,092,942
                                                                   -----------
Total                                                                2,654,658
------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.1%)
Allete                                                64,485         2,856,042
Central Vermont Public Service                        26,327           509,427
CH Energy Group                                       29,060         1,362,914
Cleco                                                107,080         2,348,264
El Paso Electric                                     102,909(b)      2,107,576
Green Mountain Power                                  11,199           337,090
UIL Holdings                                          27,749         1,341,387
Unisource Energy                                      74,455         2,302,893
                                                                   -----------
Total                                                               13,165,593
------------------------------------------------------------------------------


------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                                SHARES         VALUE(a)

ELECTRICAL EQUIPMENT (1.7%)
Acuity Brands                                         96,423        $3,653,467
AO Smith                                              43,219         1,862,307
Artesyn Technologies                                  85,464(b)        861,477
Baldor Electric                                       60,384         1,804,274
C&D Technologies                                      54,468           452,084
Magnetek                                              62,366(b)        252,582
Regal-Beloit                                          65,671         2,422,603
Roper Inds                                           183,928         7,421,496
Vicor                                                 41,358           701,018
Woodward Governor                                     21,091         1,973,063
                                                                   -----------
Total                                                               21,404,371
------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (4.2%)
Aeroflex                                             160,114(b)      1,935,778
Agilysys                                              65,302         1,384,402
Anixter Intl                                          69,726         3,227,617
Bell Microproducts                                    64,079(b)        407,542
Benchmark Electronics                                 90,019(b)      3,288,395
BrightPoint                                           88,395(b)      1,996,843
Checkpoint Systems                                    82,330(b)      2,220,440
Cognex                                               101,397         2,958,764
Coherent                                              66,757(b)      2,066,797
CTS                                                   77,256           951,021
Daktronics                                            33,560         1,019,888
Dionex                                                42,930(b)      2,276,578
Electro Scientific Inds                               61,469(b)      1,565,615
FLIR Systems                                         148,720(b)      3,524,665
Gerber Scientific                                     47,860(b)        532,203
Global Imaging Systems                                49,870(b)      1,763,403
Itron                                                 53,125(b)      2,543,094
Keithley Instruments                                  30,655           469,022
Littelfuse                                            47,855(b)      1,414,115
Methode Electronics                                   80,831           994,221
MTS Systems                                           42,415         1,554,510
Park Electrochemical                                  43,100         1,218,868
Paxar                                                 78,097(b)      1,579,121
Photon Dynamics                                       36,419(b)        797,940
Planar Systems                                        31,665(b)        437,610
RadiSys                                               44,131(b)        793,475
Rogers                                                34,892(b)      1,643,762
ScanSource                                            27,175(b)      1,598,162
Technitrol                                            86,886         1,768,999
Trimble Navigation                                   115,323(b)      4,615,227
X-Rite                                                39,557           470,333
                                                                   -----------
Total                                                               53,018,410
------------------------------------------------------------------------------

See accompanying notes to investments in securities.

------------------------------------------------------------------------------
12   --   RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                                SHARES         VALUE(a)

ENERGY EQUIPMENT & SERVICES (4.4%)
Atwood Oceanics                                       28,517(b)     $2,769,856
Cal Dive Intl                                        166,642(b)      6,995,632
CARBO Ceramics                                        42,333         2,851,974
Dril-Quip                                             17,257(b)      1,086,673
Hydril                                                42,005(b)      3,459,112
Input/Output                                         150,486(b)      1,184,325
Lone Star Technologies                                65,539(b)      3,729,169
Lufkin Inds                                           31,360         2,113,664
Maverick Tube                                         92,400(b)      4,421,340
NS Group                                              48,210(b)      2,179,092
Oceaneering Intl                                      57,284(b)      3,403,242
Offshore Logistics                                    49,979(b)      1,794,246
SEACOR Holdings                                       44,513(b)      3,306,426
TETRA Technologies                                    74,372(b)      2,951,081
Unit                                                  98,906(b)      5,904,688
Veritas DGC                                           74,888(b)      3,374,453
W-H Energy Services                                   61,190(b)      2,954,253
                                                                   -----------
Total                                                               54,479,226
------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.0%)
Casey's General Stores                               107,883         2,745,622
Great Atlantic & Pacific Tea                          38,523(b)      1,203,073
Longs Drug Stores                                     57,020         1,995,130
Nash Finch                                            28,360           839,456
Performance Food Group                                80,558(b)      2,220,984
United Natural Foods                                  88,832(b)      2,871,939
                                                                   -----------
Total                                                               11,876,204
------------------------------------------------------------------------------

FOOD PRODUCTS (1.5%)
American Italian Pasta Cl A                           39,516           144,233
Corn Products Intl                                   158,096         4,311,279
Delta & Pine Land                                     77,393         1,821,831
Flowers Foods                                        112,093         3,083,679
Hain Celestial Group                                  79,182(b)      1,845,732
J & J Snack Foods                                     29,022           878,786
Lance                                                 63,933         1,384,789
Peet's Coffee & Tea                                   30,070(b)        926,757
Ralcorp Holdings                                      63,606(b)      2,499,716
Sanderson Farms                                       31,040           869,120
TreeHouse Foods                                       66,640(b)      1,309,476
                                                                   -----------
Total                                                               19,075,398
------------------------------------------------------------------------------

GAS UTILITIES (2.9%)
Atmos Energy                                         172,815         4,541,578
Cascade Natural Gas                                   24,409           491,597
Energen                                              157,104         6,130,197
Laclede Group                                         45,390         1,480,622
New Jersey Resources                                  59,051         2,683,868


------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                                SHARES         VALUE(a)

GAS UTILITIES (CONT.)
Northwest Natural Gas                                 59,059        $2,101,910
Piedmont Natural Gas                                 164,198(h)      3,981,802
South Jersey Inds                                     61,530         1,808,982
Southern Union                                       209,729(b)      5,285,165
Southwest Gas                                         83,868         2,318,950
UGI                                                  224,850         4,827,530
                                                                   -----------
Total                                                               35,652,201
------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (6.1%)
American Medical Systems Holdings                    148,940(b)      3,374,980
Analogic                                              29,639         1,644,965
ArthroCare                                            53,746(b)      2,407,283
BIOLASE Technology                                    49,840(h)        378,784
Biosite                                               37,345(b,h)    1,864,262
Conmed                                                63,276(b)      1,495,845
Cooper Companies                                      94,705         5,249,498
Cyberonics                                            46,520(b)      1,396,065
Datascope                                             26,331           924,218
Diagnostic Products                                   50,499         2,565,349
DJ Orthopedics                                        46,875(b)      1,538,906
Greatbatch                                            46,400(b)      1,208,256
Haemonetics                                           56,752(b)      2,951,104
Hologic                                               95,132(b)      4,895,493
ICU Medical                                           29,755(b)      1,072,370
IDEXX Laboratories                                    68,718(b)      5,278,917
Immucor                                               97,715(b)      2,936,336
Integra LifeSciences Holdings                         37,280(b)      1,453,920
Intermagnetics General                                55,220(b)      2,227,575
Invacare                                              68,000         2,352,120
Kensey Nash                                           21,420(b)        522,862
Laserscope                                            42,955(b,h)    1,158,496
Mentor                                                81,655         3,674,475
Merit Medical Systems                                 58,160(b)        820,638
Osteotech                                             36,890(b)        199,575
PolyMedica                                            51,852         2,059,561
Possis Medical                                        37,005(b)        362,649
ResMed                                               151,434(b)      5,972,557
Respironics                                          154,462(b)      5,565,266
SurModics                                             33,321(b)      1,228,878
Sybron Dental Specialties                             86,515(b)      3,685,539
Theragenics                                           68,512(b)        252,124
Viasys Healthcare                                     67,893(b)      1,922,730
Vital Signs                                           12,127           622,236
                                                                   -----------
Total                                                               75,263,832
------------------------------------------------------------------------------

                          See accompanying notes to investments in securities.

------------------------------------------------------------------------------
     RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 ANNUAL REPORT   --  13
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                                SHARES         VALUE(a)

HEALTH CARE PROVIDERS & SERVICES (4.1%)
Amedisys                                              33,880(b)     $1,536,458
AMERIGROUP                                           110,430(b)      2,464,798
AmSurg                                                63,630(b)      1,380,135
Centene                                               91,480(b)      2,405,009
Cerner                                               132,742(b,h)    5,973,389
Chemed                                                55,210         2,934,964
Cross Country Healthcare                              44,815(b)        885,544
CryoLife                                              46,151(b)        216,910
Dendrite Intl                                         93,075(b)      1,351,449
Gentiva Health Services                               49,055(b)        931,554
Healthways                                            72,480(b)      3,238,406
Hooper Holmes                                        141,226           494,291
LCA-Vision                                            44,277         2,487,039
Odyssey HealthCare                                    73,397(b)      1,495,831
Owens & Minor                                         85,543         2,677,496
PAREXEL Intl                                          57,052(b)      1,390,928
Pediatrix Medical Group                               52,956(b)      4,643,182
Per-Se Technologies                                   75,117(b)      1,868,151
RehabCare Group                                       36,051(b)        691,458
SFBC Intl                                             39,545(b,h)      871,967
Sierra Health Services                               109,670(b)      4,345,125
Sunrise Senior Living                                 76,976(b,h)    2,798,078
United Surgical Partners Intl                         94,785(b)      3,673,867
                                                                   -----------
Total                                                               50,756,029
------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (3.4%)
Aztar                                                 76,623(b)      2,364,586
Bally Total Fitness Holding                           73,040(b,h)      575,555
CEC Entertainment                                     73,144(b)      2,634,647
IHOP                                                  40,295         1,981,305
Jack in the Box                                       76,386(b)      3,037,107
Landry's Restaurants                                  35,639         1,091,979
Lone Star Steakhouse & Saloon                         38,545         1,044,184
Marcus                                                46,247         1,113,165
Multimedia Games                                      58,170(b,h)      552,615
O`Charley's                                           47,955(b)        830,101
Panera Bread Cl A                                     66,748(b)      4,545,540
Papa John's Intl                                      50,960(b)      1,769,841
PF Chang's China Bistro                               56,540(b,h)    2,898,240
Pinnacle Entertainment                                99,683(b)      2,872,864
RARE Hospitality Intl                                 71,532(b)      2,256,835
Red Robin Gourmet Burgers                             31,025(b)      1,231,382
Ryan's Restaurant Group                               89,992(b)      1,176,195
Shuffle Master                                        74,693(b,h)    1,897,202
SONIC                                                127,152(b)      3,681,051
Steak n Shake                                         59,808(b)      1,096,879
Triarc Companies Cl B                                116,345         1,926,673
WMS Inds                                              48,890(b)      1,280,429
                                                                   -----------
Total                                                               41,858,375
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                                SHARES         VALUE(a)

HOUSEHOLD DURABLES (2.5%)
Bassett Furniture Inds                                25,309        $  493,526
Champion Enterprises                                 162,804(b)      2,232,043
Ethan Allen Interiors                                 71,547         3,041,463
Fleetwood Enterprises                                136,170(b)      1,620,423
Interface Cl A                                       102,820(b)        966,508
La-Z-Boy                                             110,695(h)      1,808,756
Lenox Group                                           29,810(b)        406,907
Libbey                                                29,963           327,795
M/I Homes                                             26,730         1,065,458
Meritage Homes                                        49,260(b)      2,980,230
Natl Presto Inds                                      10,099           472,633
NVR                                                   11,304(b)      8,978,202
Russ Berrie & Co                                      25,446           322,146
Skyline                                               14,568           595,248
Standard-Pacific                                     147,104         5,722,346
                                                                   -----------
Total                                                               31,033,684
------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.2%)
Spectrum Brands                                       79,505(b)      1,503,439
WD-40                                                 35,773         1,123,630
                                                                   -----------
Total                                                                2,627,069
------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.1%)
Standex Intl                                          23,975           741,307
Tredegar                                              59,664           890,784
                                                                   -----------
Total                                                                1,632,091
------------------------------------------------------------------------------

INSURANCE (2.8%)
Delphi Financial Group Cl A                           61,446         2,928,516
Hilb Rogal & Hobbs                                    76,765         2,984,623
Infinity Property & Casualty                          44,345         1,710,830
LandAmerica Financial Group                           37,350         2,464,353
Philadelphia Consolidated Holding                     39,538(b)      3,841,117
Presidential Life                                     46,027           988,200
ProAssurance                                          66,625(b)      3,410,534
RLI                                                   45,917         2,509,364
SCPIE Holdings                                        21,460(b)        509,246
Selective Insurance Group                             60,487         3,508,246
Stewart Information Services                          38,892         2,078,777
UICI                                                  75,155         2,745,412
United Fire & Casualty                                36,425         1,494,154
Zenith Natl Insurance                                 78,003         4,312,786
                                                                   -----------
Total                                                               35,486,158
------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.2%)
Insight Enterprises                                  101,978(b)      2,132,360
J Jill Group                                          43,575(b)        840,562
                                                                   -----------
Total                                                                2,972,922
------------------------------------------------------------------------------

See accompanying notes to investments in securities.

------------------------------------------------------------------------------
14   --   RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                                SHARES         VALUE(a)

INTERNET SOFTWARE & SERVICES (1.1%)
Blue Coat Systems                                     27,700(b)     $1,135,423
Digital Insight                                       73,840(b)      2,648,641
InfoSpace                                             59,160(b)      1,396,768
j2 Global Communications                              53,020(b,h)    2,531,705
Miva                                                  59,700(b)        322,380
WebEx Communications                                  74,495(b)      1,808,739
Websense                                              51,060(b)      3,366,385
                                                                   -----------
Total                                                               13,210,041
------------------------------------------------------------------------------

IT SERVICES (1.8%)
CACI Intl Cl A                                        64,576(b)      3,687,290
Carreker                                              46,058(b)        259,307
Ciber                                                117,909(b)        740,469
eFunds                                                98,000(b)      2,310,840
Global Payments                                      141,004         7,181,334
Intrado                                               38,260(b)        973,334
iPayment                                              27,700(b)      1,153,428
Keane                                                 97,510(b)      1,056,033
ManTech Intl Cl A                                     38,275(b)      1,070,169
MAXIMUS                                               40,852         1,598,130
Pegasus Solutions                                     37,837(b)        338,641
StarTek                                               24,148           490,204
TALX                                                  68,565         2,148,827
                                                                   -----------
Total                                                               23,008,006
------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (1.2%)
Arctic Cat                                            27,399           638,945
JAKKS Pacific                                         57,716(b)      1,310,730
K2                                                   100,499(b)      1,195,938
MarineMax                                             33,640(b)      1,058,651
Meade Instruments                                     36,451(b)        116,279
Nautilus                                              71,635(h)      1,171,232
Polaris Inds                                          89,166         4,864,006
SCP Pool                                             111,707         4,454,875
Sturm, Ruger & Co                                     46,154           326,770
                                                                   -----------
Total                                                               15,137,426
------------------------------------------------------------------------------

MACHINERY (4.7%)
Albany Intl Cl A                                      69,090         2,556,330
Astec Inds                                            37,533(b)      1,443,144
ASV                                                   38,010(b)      1,254,330
Barnes Group                                          37,307         1,412,816
Briggs & Stratton                                    110,908         3,858,489
Clarcor                                              111,198         3,789,628
EnPro Inds                                            45,550(b)      1,397,474
Gardner Denver                                        55,660(b)      2,944,414
IDEX                                                 112,156         5,159,176
JLG Inds                                             110,760         6,034,204
Kaydon                                                60,355         2,018,271

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                                SHARES         VALUE(a)

MACHINERY (CONT.)
Lindsay Mfg                                           24,691          $616,287
Lydall                                                34,651(b)        311,859
Manitowoc                                             64,849         4,312,459
Mueller Inds                                          78,532         2,279,784
Oshkosh Truck                                        157,300         7,756,462
Robbins & Myers                                       24,844           585,822
Stewart & Stevenson Services                          62,760         1,629,877
Toro                                                  90,158         3,985,885
Valmont Inds                                          35,231         1,411,002
Wabash Natl                                           67,003         1,429,174
Watts Water Technologies Cl A                         54,588         1,838,524
Wolverine Tube                                        32,231(b)        170,502
                                                                   -----------
Total                                                               58,195,913
------------------------------------------------------------------------------

MARINE (0.2%)
Kirby                                                 55,021(b)      3,088,329
------------------------------------------------------------------------------

MEDIA (0.5%)
4Kids Entertainment                                   27,227(b)        467,488
ADVO                                                  67,444         2,217,559
Arbitron                                              66,171         2,626,988
Thomas Nelson                                         23,412           601,688
                                                                   -----------
Total                                                                5,913,723
------------------------------------------------------------------------------

METALS & MINING (3.5%)
Aleris Intl                                           66,638(b)      2,773,474
AM Castle & Co                                        20,903(b)        630,225
AMCOL Intl                                            47,220         1,273,996
Brush Engineered Materials                            41,215(b)        887,359
Carpenter Technology                                  46,790         4,237,302
Century Aluminum                                      48,974(b)      1,669,034
Chaparral Steel                                       48,887(b)      2,006,811
Cleveland-Cliffs                                      47,006(h)      5,069,597
Commercial Metals                                    124,838         5,908,583
Massey Energy                                        164,880         6,801,300
Quanex                                                54,166         3,364,250
Reliance Steel & Aluminum                             59,361         4,719,200
RTI Intl Metals                                       49,353(b)      2,233,223
Ryerson Tull                                          54,103         1,670,701
Steel Technologies                                    23,848           694,215
                                                                   -----------
Total                                                               43,939,270
------------------------------------------------------------------------------

MULTILINE RETAIL (0.1%)
Fred's                                                85,445         1,356,867
------------------------------------------------------------------------------

MULTI-UTILITIES & UNREGULATED POWER (0.2%)
Avista                                               104,108         1,989,504


                         See accompanying notes to investments in securities.

------------------------------------------------------------------------------
     RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 ANNUAL REPORT   --  15
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                                SHARES         VALUE(a)

OIL & GAS (3.1%)
Cabot Oil & Gas                                      104,975        $5,413,561
Cimarex Energy                                       176,632(b)      8,047,355
Frontier Oil                                         121,170         5,742,246
Penn Virginia                                         39,850         2,606,987
Petroleum Development                                 35,560(b)      1,524,102
Remington Oil & Gas                                   50,528(b)      2,263,654
St. Mary Land & Exploration                          121,260         5,291,786
Stone Energy                                          57,738(b)      2,887,477
Swift Energy                                          61,535(b)      3,041,060
World Fuel Services                                   58,655         2,021,251
                                                                   -----------
Total                                                               38,839,479
------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.4%)
Buckeye Technologies                                  70,914(b)        668,010
Deltic Timber                                         26,361         1,397,397
Neenah Paper                                          31,650           927,345
Pope & Talbot                                         34,963           286,697
Schweitzer-Mauduit Intl                               32,686           870,101
Wausau Paper                                         109,960         1,401,989
                                                                   -----------
Total                                                                5,551,539
------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.4%)
Nature's Sunshine Products                            25,256           446,021
NBTY                                                 119,547(b)      2,473,427
Playtex Products                                     136,010(b)      1,825,254
USANA Health Sciences                                 21,570(b)        865,173
                                                                   -----------
Total                                                                5,609,875
------------------------------------------------------------------------------

PHARMACEUTICALS (1.0%)
Alpharma Cl A                                         89,392         2,990,162
Bradley Pharmaceuticals                               29,875(b,h)      350,434
CNS                                                   30,460           666,160
Connetics                                             75,480(b)      1,130,690
Medicis Pharmaceutical Cl A                          116,624(h)      3,604,848
MGI PHARMA                                           166,062(b)      2,768,254
Noven Pharmaceuticals                                 50,586(b)        790,659
                                                                   -----------
Total                                                               12,301,207
------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUST (3.3%)
Acadia Realty Trust                                   67,620         1,442,335
Colonial Properties Trust                             96,015         4,437,813
Commercial Net Lease Realty                          116,205         2,664,581
EastGroup Properties                                  47,200         2,228,784
Entertainment Properties Trust                        55,480         2,411,161
Essex Property Trust                                  48,990         4,868,626
Glenborough Realty Trust                              74,555         1,467,242
Kilroy Realty                                         62,007         4,191,053


------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                                SHARES         VALUE(a)

REAL ESTATE INVESTMENT TRUST (CONT.)
Lexington Corporate Properties Trust                 111,430(h)     $2,473,746
New Century Financial                                121,125         4,751,734
Parkway Properties                                    30,335         1,283,777
Shurgard Storage Centers Cl A                        100,582         6,065,094
Sovran Self Storage                                   36,670         1,816,265
Town & Country Trust                                  37,695         1,396,600
                                                                   -----------
Total                                                               41,498,811
------------------------------------------------------------------------------

ROAD & RAIL (1.5%)
Arkansas Best                                         54,110         2,316,449
Heartland Express                                     96,540         2,248,417
Kansas City Southern                                 157,289(b)      4,086,368
Knight Transportation                                122,695         2,495,616
Landstar System                                      125,466         5,307,212
Old Dominion Freight Line                             60,740(b)      1,733,520
                                                                   -----------
Total                                                               18,187,582
------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.2%)
Actel                                                 54,457(b)        826,657
Advanced Energy Inds                                  62,778(b)        984,987
ATMI                                                  81,007(b)      2,721,835
Axcelis Technologies                                 215,868(b)      1,364,286
Brooks Automation                                    159,785(b)      2,693,975
Cohu                                                  47,501         1,346,653
Cymer                                                 76,568(b)      3,456,280
Diodes                                                40,505(b)      1,500,305
DSP Group                                             61,215(b)      1,796,660
ESS Technology                                        75,956(b)        303,824
Exar                                                  75,317(b)      1,014,520
FEI                                                   53,430(b)      1,233,164
Kopin                                                147,510(b)        702,148
Kulicke & Soffa Inds                                 111,619(b)      1,249,017
Microsemi                                            134,378(b)      4,090,466
Pericom Semiconductor                                 56,519(b)        548,234
Photronics                                            88,470(b)      1,595,999
Power Integrations                                    63,343(b)      1,677,956
Rudolph Technologies                                  30,478(b)        466,009
Skyworks Solutions                                   339,558(b)      1,792,866
Standard Microsystems                                 44,917(b)      1,546,941
Supertex                                              25,235(b)        756,798
Ultratech                                             51,768(b)        993,946
Varian Semiconductor Equipment Associates             80,952(b)      4,009,553
Veeco Instruments                                     57,236(b)      1,244,883
                                                                   -----------
Total                                                               39,917,962
------------------------------------------------------------------------------

See accompanying notes to investments in securities.

------------------------------------------------------------------------------
16   --   RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                                SHARES         VALUE(a)

SOFTWARE (3.5%)
Altiris                                               49,710(b)       $971,831
ANSYS                                                 68,490(b)      3,003,971
Captaris                                              60,941(b)        235,842
Catapult Communications                               22,085(b)        262,370
EPIQ Systems                                          27,415(b)        611,355
FactSet Research Systems                              72,540         2,892,895
FileNet                                               89,314(b)      2,506,151
Hyperion Solutions                                   127,421(b)      4,384,556
Internet Security Systems                             82,800(b)      1,765,296
JDA Software Group                                    61,800(b)        947,394
Kronos                                                68,226(b)      2,681,282
Manhattan Associates                                  59,342(b)      1,291,282
MapInfo                                               44,311(b)        626,114
MICROS Systems                                        82,152(b)      3,791,314
MRO Software                                          46,250(b)        709,475
Napster                                               94,383(b)        369,038
Open Solutions                                        42,575(b)      1,106,524
Phoenix Technologies                                  53,635(b)        367,400
Progress Software                                     85,120(b)      2,448,051
Quality Systems                                       17,550         1,553,175
Radiant Systems                                       48,975(b)        685,650
Secure Computing                                     113,285(b)      1,649,430
SERENA Software                                       62,050(b)      1,465,001
Sonic Solutions                                       53,130(b)        889,928
SPSS                                                  34,718(b)      1,119,308
Take-Two Interactive Software                        151,893(b,h)    2,409,023
THQ                                                  135,063(b)      3,545,403
                                                                   -----------
Total                                                               44,289,059
------------------------------------------------------------------------------

SPECIALTY RETAIL (4.1%)
Aaron Rents                                           96,341         2,317,001
Burlington Coat Factory Warehouse                     35,510         1,586,587
Cato Cl A                                             66,819         1,442,622
Children's Place Retail Stores                        45,900(b)      2,009,961
Christopher & Banks                                   77,173         1,527,254
Cost Plus                                             47,291(b)        924,539
Dress Barn                                            48,278(b)      2,227,547
Finish Line Cl A                                      94,440         1,695,198
Genesco                                               49,023(b)      1,909,446
Group 1 Automotive                                    46,094(b)      1,589,321
Guitar Center                                         55,765(b)      2,993,465
Gymboree                                              67,883(b)      1,672,637
Hancock Fabrics                                       41,028           187,088
Haverty Furniture Companies                           48,080           714,469
Hibbett Sporting Goods                                76,562(b)      2,346,625
Hot Topic                                             96,201(b)      1,381,446


------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                                SHARES         VALUE(a)

SPECIALTY RETAIL (CONT.)
Jo-Ann Stores                                         50,220(b)       $659,389
Jos A Bank Clothiers                                  25,585(b)      1,311,743
Linens `N Things                                      97,272(b)      2,685,680
Men's Wearhouse                                      113,276(b)      3,870,640
Movie Gallery                                         55,370(h)        301,767
Pep Boys - Manny, Moe & Jack                         116,123         1,811,519
Select Comfort                                        75,315(b)      2,078,694
Sonic Automotive                                      63,790         1,500,979
Stage Stores                                          56,730         1,684,314
Stein Mart                                            57,170           947,879
Too                                                   71,409(b)      2,065,862
Tractor Supply                                        71,670(b)      3,660,903
Zale                                                 104,738(b)      2,567,128
                                                                   -----------
Total                                                               51,671,703
------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (1.7%)
Ashworth                                              29,980(b)        254,830
Brown Shoe                                            39,534         1,779,821
Fossil                                               104,950(b)      2,487,315
Kellwood                                              59,694         1,445,192
K-Swiss Cl A                                          55,534         1,757,651
Oxford Inds                                           30,358         1,378,557
Phillips-Van Heusen                                   78,957         2,852,716
Quiksilver                                           251,448(b)      3,525,301
Russell                                               70,919         1,083,642
Stride Rite                                           77,715         1,124,536
Wolverine World Wide                                 121,905         2,931,815
                                                                   -----------
Total                                                               20,621,376
------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (2.1%)
Anchor BanCorp Wisconsin                              39,444         1,227,892
BankAtlantic Bancorp Cl A                             96,350         1,348,900
BankUnited Financial Cl A                             67,940         1,909,114
Brookline Bancorp                                    132,025         1,979,055
Dime Community Bancshares                             59,392           878,408
Downey Financial                                      44,780         2,932,194
Fidelity Bankshares                                   47,890         1,631,612
FirstFed Financial                                    35,494(b)      2,225,474
Flagstar Bancorp                                      74,880         1,136,678
Franklin Bank                                         50,105(b)        864,812
Fremont General                                      140,230         3,435,636
Harbor Florida Bancshares                             41,675         1,623,241
MAF Bancorp                                           63,619         2,734,981
Sterling Financial                                    74,566         2,089,339
                                                                   -----------
Total                                                               26,017,336
------------------------------------------------------------------------------

TOBACCO (0.1%)
Alliance One Intl                                    186,795           833,106
------------------------------------------------------------------------------


                         See accompanying notes to investments in securities.

------------------------------------------------------------------------------
     RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 ANNUAL REPORT   --  17
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                                SHARES         VALUE(a)

TRADING COMPANIES & DISTRIBUTORS (1.0%)
Applied Industrial Technologies                       53,214        $2,261,595
Hughes Supply                                        143,367         6,609,218
Lawson Products                                        9,841           415,684
Watsco                                                50,844         3,596,705
                                                                   -----------
Total                                                               12,883,202
------------------------------------------------------------------------------

WATER UTILITIES (0.1%)
American States Water                                 35,990         1,133,685
------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $824,476,067)                                            $1,212,987,218
------------------------------------------------------------------------------

------------------------------------------------------------------------------
BOND (--%)
------------------------------------------------------------------------------
ISSUER                       COUPON       PRINCIPAL                  VALUE(a)
                              RATE         AMOUNT

Timco Aviation Services
  Pay-in-kind
   01-02-07                   8.00%        $11,949(d,f,g)                  $--
------------------------------------------------------------------------------

TOTAL BOND
(Cost: $184)                                                               $--
------------------------------------------------------------------------------

------------------------------------------------------------------------------
SHORT-TERM SECURITIES (4.6%)(i)
------------------------------------------------------------------------------
ISSUER                      EFFECTIVE        AMOUNT                  VALUE(a)
                              YIELD        PAYABLE AT
                                            MATURITY

COMMERCIAL PAPER
Amstel Funding
   02-06-06                   4.33%        $5,000,000(j)            $4,996,392

Bryant Park Funding LLC
   02-02-06                   4.32          5,000,000(j)             4,998,800

CC (USA)/Centari
   02-27-06                   4.53         10,000,000                9,966,175

Chariot Funding LLC
   02-21-06                   4.48         10,000,000(j)             9,973,925

Fairway Finance
   02-01-06                   4.48         12,800,000(j)            12,798,407

Jupiter Securitization
   02-13-06                   4.36          5,000,000(j)             4,992,146
   02-23-06                   4.49         10,000,000(j)             9,971,378
------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $57,704,360)                                                $57,697,223
------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $882,180,611)(k)                                         $1,270,684,441
==============================================================================


------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Jan. 31, 2006, the value of foreign securities represented 0.2% of net assets.

(d) Identifies issues considered to be illiquid as to their marketability (see Note 1 to the financial statements). These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at Jan. 31, 2006, is as follows:

    SECURITY                            ACQUISITION                      COST
                                           DATES
------------------------------------------------------------------------------
    Timco Aviation Services
      8.00% Pay-in-kind 2007       02-21-03 thru 10-06-05                $184

(e) Partially pledged as initial margin deposit on the following open stock index futures contracts (see Note 6 to the financial statements):

TYPE OF SECURITY                                                    CONTRACTS
------------------------------------------------------------------------------
PURCHASE CONTRACTS
Russell 2000 Index, March 2006                                             90

(f) Negligible market value.

(g) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

------------------------------------------------------------------------------
18   --   RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES (CONTINUED)
------------------------------------------------------------------------------

(h) At Jan. 31, 2006, security was partially or fully on loan. See Note 5 to the financial statements.

(i) Cash collateral received from security lending activity is invested in short-term securities and represents 2.9% of net assets. See Note 5 to the financial statements. 1.7% of net assets is the Fund's cash equivalent position.

(j) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2006, the value of these securities amounted to $47,731,048 or 3.8% of net assets.

(k) At Jan. 31, 2006, the cost of securities for federal income tax purposes was $895,490,616 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                      $447,364,336

    Unrealized depreciation                                       (72,170,511)
    --------------------------------------------------------------------------
    Net unrealized appreciation                                  $375,193,825
    --------------------------------------------------------------------------


The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

------------------------------------------------------------------------------
     RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 ANNUAL REPORT   --  19
------------------------------------------------------------------------------

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
RiverSource Small Company Index Fund

JAN. 31, 2006

-------------------------------------------------------------------------------------------------------------------
 ASSETS
-------------------------------------------------------------------------------------------------------------------

Investments in securities, at value (Note 1)*
  (identified cost $882,180,611)                                                                 $1,270,684,441
Cash in bank on demand deposit                                                                           42,193
Capital shares receivable                                                                               106,835
Dividends and accrued interest receivable                                                               464,303
Receivable for investment securities sold                                                            22,394,130
-------------------------------------------------------------------------------------------------------------------
Total assets                                                                                      1,293,691,902
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
 LIABILITIES
-------------------------------------------------------------------------------------------------------------------

Capital shares payable                                                                                  121,740
Payable for investment securities purchased                                                           8,566,063
Payable upon return of securities loaned (Note 5)                                                    36,377,600
Accrued investment management services fee                                                               12,274
Accrued distribution fee                                                                                 15,673
Accrued service fee                                                                                          31
Accrued transfer agency fee                                                                               2,715
Accrued administrative services fee                                                                       2,591
Other accrued expenses                                                                                  140,108
-------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                    45,238,795
-------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                                               $1,248,453,107
===================================================================================================================

-------------------------------------------------------------------------------------------------------------------
 REPRESENTED BY
-------------------------------------------------------------------------------------------------------------------

Capital stock -- $.01 par value (Note 1)                                                         $    1,430,533
Additional paid-in capital                                                                          822,479,467
Undistributed net investment income                                                                     788,896
Accumulated net realized gain (loss)                                                                 34,670,994
Unrealized appreciation (depreciation) on investments (Note 6)                                      389,083,217
-------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock                         $1,248,453,107
===================================================================================================================

Net assets applicable to outstanding shares:               Class A                               $  884,035,092
                                                           Class B                               $  353,079,374
                                                           Class Y                               $   11,338,641
Net asset value per share of outstanding capital stock:    Class A shares       98,598,963       $         8.97
                                                           Class B shares       43,211,522       $         8.17
                                                           Class Y shares        1,242,843       $         9.12
-------------------------------------------------------------------------------------------------------------------

* Including securities on loan, at value (Note 5)                                                $   35,205,082
-------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

------------------------------------------------------------------------------
20   --   RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
RiverSource Small Company Index Fund

YEAR ENDED JAN. 31, 2006

----------------------------------------------------------------------------------------------
 INVESTMENT INCOME
----------------------------------------------------------------------------------------------
Income:
Dividends                                                                    $  12,690,415
Interest                                                                           516,176
Fee income from securities lending (Note 5)                                        370,503
   Less foreign taxes withheld                                                      (5,082)
----------------------------------------------------------------------------------------------
Total income                                                                    13,572,012
----------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                               4,419,815
Distribution fee
   Class A                                                                       2,079,181
   Class B                                                                       3,813,752
Transfer agency fee                                                              2,133,139
Incremental transfer agency fee
   Class A                                                                         147,995
   Class B                                                                         122,384
Service fee -- Class Y                                                              13,369
Administrative services fees and expenses                                          861,455
Compensation of board members                                                       15,551
Custodian fees                                                                     225,948
Printing and postage                                                               288,143
Registration fees                                                                   73,532
Licensing fees                                                                      21,900
Audit fees                                                                          25,000
Other                                                                               67,875
----------------------------------------------------------------------------------------------
Total expenses                                                                  14,309,039
   Expenses waived/reimbursed by the Investment Manager and its affiliates
      (Note 2)                                                                    (191,456)
----------------------------------------------------------------------------------------------
                                                                                14,117,583
   Earnings credits on cash balances (Note 2)                                      (54,725)
----------------------------------------------------------------------------------------------
Total net expenses                                                              14,062,858
----------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                   (490,846)
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN (LOSS) -- NET
----------------------------------------------------------------------------------------------

Net realized gain (loss) on:
   Security transactions (Note 3)                                              123,901,319
   Futures contracts                                                             3,466,785
----------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                        127,368,104
Net change in unrealized appreciation (depreciation) on investments             74,972,461
----------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                 202,340,565
----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations               $201,849,719
==============================================================================================

See accompanying notes to financial statements.

------------------------------------------------------------------------------
     RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 ANNUAL REPORT   --  21
------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
RiverSource Small Company Index Fund

YEAR ENDED JAN. 31,                                            2006              2005

----------------------------------------------------------------------------------------------
 OPERATIONS AND DISTRIBUTIONS
----------------------------------------------------------------------------------------------
Investment income (loss) -- net                           $     (490,846)   $     (393,299)
Net realized gain (loss) on investments                      127,368,104        91,780,955
Net change in unrealized appreciation (depreciation) on
   investments                                                74,972,461        85,753,190
----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                201,849,719       177,140,846
----------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net realized gain
      Class A                                                (64,568,459)      (49,722,179)
      Class B                                                (28,154,086)      (27,568,767)
      Class Y                                                   (798,388)       (1,209,371)
----------------------------------------------------------------------------------------------
Total distributions                                          (93,520,933)      (78,500,317)
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
 CAPITAL SHARE TRANSACTIONS (NOTE 4)
----------------------------------------------------------------------------------------------

Proceeds from sales
   Class A shares (Note 2)                                   137,448,192       121,163,758
   Class B shares                                             29,941,339        35,840,364
   Class Y shares                                              5,147,710        10,416,022
 Reinvestment of distributions at net asset value
   Class A shares                                             63,541,983        48,946,614
   Class B shares                                             27,800,426        27,216,584
   Class Y shares                                                798,388         1,209,371
Payments for redemptions
   Class A shares                                           (237,986,825)     (185,675,894)
   Class B shares (Note 2)                                  (168,796,770)     (140,594,047)
   Class Y shares                                            (15,634,423)       (8,646,958)
----------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                             (157,739,980)      (90,124,186)
----------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                      (49,411,194)        8,516,343
Net assets at beginning of year                            1,297,864,301     1,289,347,958
----------------------------------------------------------------------------------------------
Net assets at end of year                                 $1,248,453,107    $1,297,864,301
==============================================================================================
Undistributed net investment income                       $     788,896     $      859,972
----------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

------------------------------------------------------------------------------
22   --   RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

RiverSource Small Company Index Fund (formerly AXP Small Company Index Fund)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP Market Advantage Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Market Advantage Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in common stocks of small-capitalization companies that are expected to provide investment results that correspond to the performance of the S&P SmallCap 600 Index.

The Fund offers Class A, Class B and Class Y shares.

o  Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge and automatically convert to Class A shares during the ninth year of ownership.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, transfer agency fees and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Pursuant to procedures adopted by the Board of Directors of the funds, Ameriprise Financial, Inc. (Ameriprise Financial) (formerly American Express Financial Corporation) utilizes Fair Value Pricing (FVP). FVP determinations are made in good faith in accordance with these procedures. If a development or event is so significant that there is a reasonably high degree of certainty that the effect of the development or event has actually caused the closing price to no longer reflect the actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the New York Stock Exchange. Significant events include material movements in the U.S. securities markets prior to the opening of foreign markets on the following trading day. FVP results in an estimated price that reasonably reflects the current market conditions in order to value the portfolio holdings such that shareholder

------------------------------------------------------------------------------
     RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 ANNUAL REPORT   --  23
------------------------------------------------------------------------------
transactions receive a fair net asset value. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

ILLIQUID SECURITIES

At Jan. 31, 2006, investments in securities included issues that are illiquid which the Fund currently limits to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities at Jan. 31, 2006 was $0. These securities are valued at fair value according to methods selected in good faith by the Board. According to board guidelines, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

------------------------------------------------------------------------------
24   --   RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased by $419,770 and accumulated net realized gain has been decreased by $419,770.

The tax character of distributions paid for the years indicated is as follows:

YEAR ENDED JAN. 31                                             2006            2005
-------------------------------------------------------------------------------------------
CLASS A
Distributions paid from:
      Ordinary income                                       $ 1,060,392     $        --
      Long-term capital gain                                 63,508,067      49,722,179

CLASS B
Distributions paid from:
      Ordinary income                                           448,529              --
      Long-term capital gain                                 27,705,557      27,568,767

CLASS Y
Distributions paid from:
      Ordinary income                                            12,309              --
      Long-term capital gain                                    786,079       1,209,371


At Jan. 31, 2006, the components of distributable earnings on a tax basis are as follows:
Undistributed ordinary income                                              $  2,839,865
Accumulated long-term gain (loss)                                          $ 46,509,417
Unrealized long-term appreciation (depreciation)                           $375,193,825


------------------------------------------------------------------------------
     RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 ANNUAL REPORT   --  25
------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. Prior to Oct. 1, 2005, investment management services were provided by Ameriprise Financial. The management fee is a percentage of the Fund's average daily net assets that declines from 0.38% to 0.34% annually as the Fund's assets increase. On Feb. 15, 2006, shareholders approved a change to the Investment Management Services Agreement. Effective March 1, 2006, the management fee percentage of the Fund's average daily net assets will decline from 0.36% to 0.24% annually as the Fund's assets increase.

Under the current Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a fee percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% annually as the Fund's assets increase. Prior to Oct. 1, 2005, the fee percentage of the Fund's average daily net assets declined from 0.10% to 0.02% annually as the Fund's assets increased. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the Board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a separate Transfer Agency Agreement, RiverSource Service Corporation (formerly American Express Client Service Corporation) (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

o  Class A $19.50
o  Class B $20.50
o  Class Y $17.50

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.

------------------------------------------------------------------------------
26   --   RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

Beginning May 20, 2005, the Transfer Agent implemented an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statement of operations.

The Fund has agreements with Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.) (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $965,550 for Class A and $263,115 for Class B for the year ended Jan. 31, 2006.

For the year ended Jan. 31, 2006, the Investment Manager and its affiliates waived certain fees and expenses to 0.92% for Class A, 1.68% for Class B and 0.75% for Class Y. Of these fees and expenses, the transfer agency fees waived for Class A, Class B and Class Y were $131,645, $58,471 and $1,340, respectively. Under this agreement, which was effective until Sept. 30, 2005, net expenses would not exceed 0.94% for Class A, 1.70% for Class B and 0.78% for Class Y of the Fund's average daily net assets. Beginning Oct. 1, 2005, a new agreement to waive certain fees and expenses is effective until Jan. 31, 2007, such that net expenses will not exceed 0.89% for Class A, 1.65% for Class B and 0.72% for Class Y of the Fund's average daily net assets.

During the year ended Jan. 31, 2006, the Fund's custodian and transfer agency fees were reduced by $54,725 as a result of earnings credits from overnight cash balances. The Fund also pays custodian fees to Ameriprise Trust Company (formerly American Express Trust Company), an affiliate of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $171,397,461 and $436,463,059, respectively, for the year ended Jan. 31, 2006. Realized gains and losses are determined on an identified cost basis.

------------------------------------------------------------------------------
     RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 ANNUAL REPORT   --  27
------------------------------------------------------------------------------

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the years indicated are as follows:

                                                           YEAR ENDED JAN. 31, 2006
                                                       CLASS A      CLASS B     CLASS Y
----------------------------------------------------------------------------------------------
Sold                                                 15,977,947    3,820,218     594,800
Issued for reinvested distributions                   7,591,685    3,643,525      93,818
Redeemed                                            (27,882,339) (21,380,640) (1,818,850)
----------------------------------------------------------------------------------------------
Net increase (decrease)                              (4,312,707) (13,916,897) (1,130,232)
----------------------------------------------------------------------------------------------

                                                            YEAR ENDED JAN. 31, 2005
                                                       CLASS A     CLASS B      CLASS Y
----------------------------------------------------------------------------------------------
Sold                                                 15,677,866    4,890,325   1,315,715
Issued for reinvested distributions                   5,954,576    3,576,424     145,008
Redeemed                                            (23,683,668) (19,539,527) (1,083,382)
----------------------------------------------------------------------------------------------
Net increase (decrease)                              (2,051,226) (11,072,778)    377,341
----------------------------------------------------------------------------------------------

5. LENDING OF PORTFOLIO SECURITIES

At Jan. 31, 2006, securities valued at $35,205,082 were on loan to brokers. For collateral, the Fund received $36,377,600 in cash. Cash collateral received is invested in short-term securities, which are included in the short-term section of the "Investments in securities." Income from securities lending amounted to $370,503 for the year ended Jan. 31, 2006. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. STOCK INDEX FUTURES CONTRACTS

At Jan. 31, 2006, investments in securities included securities valued at $2,010,740 that were pledged as collateral to cover initial margin deposits on 90 open purchase contracts. The notional market value of the open purchase contracts at Jan. 31, 2006 was $33,151,500 with a net unrealized gain of $579,387. See "Summary of significant accounting policies" and "Notes to investments in securities."

7. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 20, 2005. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07% per annum. Prior to this agreement, the Fund had a revolving credit agreement that permitted borrowings up to $500 million with The Bank of New York. The Fund had no borrowings outstanding during the year ended Jan. 31, 2006.

------------------------------------------------------------------------------
28   --   RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal or arbitration proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal or arbitration proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

------------------------------------------------------------------------------
     RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 ANNUAL REPORT   --  29
------------------------------------------------------------------------------

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds.

9. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A
------------------------------------------------------------------------------------------------
 PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                        2006       2005     2004     2003     2002
Net asset value, beginning of period                $8.21      $7.55    $5.14   $ 6.35    $6.50
------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .01         --       --       --     (.01)
Net gains (losses) (both realized and unrealized)    1.44       1.17     2.41    (1.21)     .13
------------------------------------------------------------------------------------------------
Total from investment operations                     1.45       1.17     2.41    (1.21)     .12
------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                    (.69)      (.51)      --       --     (.27)
------------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.97      $8.21    $7.55   $ 5.14    $6.35
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)              $884       $844     $792     $583     $705
------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)     .92%(c)    .91%     .96%     .98%     .96%
------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
 daily net assets                                    .20%       .24%    (.04%)   (.13%)   (.12%)
------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
 securities)                                          14%        12%      10%      16%      20%
------------------------------------------------------------------------------------------------
Total return(d)                                    18.33%     15.42%   46.89%  (19.06%)   1.98%
------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class A would have been 0.93% for the year ended Jan. 31, 2006.

(d) Total return does not reflect payment of a sales charge.


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30   --   RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------





CLASS B
------------------------------------------------------------------------------------------------
 PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                        2006       2005     2004     2003     2002
Net asset value, beginning of period                $7.59      $7.07    $4.85   $ 6.04    $6.25
------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         (.02)      (.01)    (.05)    (.04)    (.05)
Net gains (losses) (both realized and unrealized)    1.29       1.04     2.27    (1.15)     .11
------------------------------------------------------------------------------------------------
Total from investment operations                     1.27       1.03     2.22    (1.19)     .06
------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                    (.69)      (.51)      --       --     (.27)
------------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.17      $7.59    $7.07   $ 4.85    $6.04
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)              $353       $434     $482     $370     $455
------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)    1.68%(c)   1.67%    1.73%    1.75%    1.72%
------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
 daily net assets                                   (.57%)     (.53%)   (.81%)   (.90%)   (.88%)
------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
 securities)                                          14%        12%      10%      16%      20%
------------------------------------------------------------------------------------------------
Total return(d)                                    17.45%     14.48%   45.77%  (19.70%)   1.09%
------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class B would have been 1.70% for the year ended Jan. 31, 2006.

(d) Total return does not reflect payment of a sales charge.

------------------------------------------------------------------------------
     RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 ANNUAL REPORT   --  31
------------------------------------------------------------------------------




CLASS Y
-----------------------------------------------------------------------------------------------
 PER SHARE INCOME AND CAPITAL CHANGES(a)
-----------------------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                        2006      2005     2004     2003     2002
Net asset value, beginning of period                $8.32     $7.63    $5.19   $ 6.40    $6.54
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .01        --      .01       --       --
Net gains (losses) (both realized and unrealized)    1.48      1.20     2.43    (1.21)     .13
-----------------------------------------------------------------------------------------------
Total from investment operations                     1.49      1.20     2.44    (1.21)     .13
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                    (.69)     (.51)      --       --     (.27)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.12     $8.32    $7.63   $ 5.19    $6.40
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------
Net assets, end of period (in millions)               $11       $20      $15      $10       $8
-----------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)     .75%(c)   .74%     .79%     .82%     .79%
-----------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
 daily net assets                                    .36%      .42%     .13%     .04%     .05%
-----------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
 securities)                                          14%       12%      10%      16%      20%
-----------------------------------------------------------------------------------------------
Total return(d)                                    18.57%    15.65%   47.01%  (18.91%)   2.12%
-----------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class Y would have been 0.76% for the year ended Jan. 31, 2006.

(d) Total return does not reflect payment of a sales charge.

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32   --   RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

REPORT OF INDEPENDENT
      REGISTERED PUBLIC ACCOUNTING FIRM



THE BOARD AND SHAREHOLDERS
AXP MARKET ADVANTAGE SERIES, INC.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of RiverSource Small Company Index Fund (a series of AXP Market Advantage Series, Inc.) as of January 31, 2006, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended January 31, 2006, and the financial highlights for each of the years in the five-year period ended January 31, 2006. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RiverSource Small Company Index Fund as of January 31, 2006, and the results of its operations, changes in its net assets and the financial highlights for each of the periods stated in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Minneapolis, Minnesota
March 20, 2006

------------------------------------------------------------------------------
     RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 ANNUAL REPORT   --  33
------------------------------------------------------------------------------

FEDERAL INCOME TAX INFORMATION

(UNAUDITED)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

RiverSource Small Company Index Fund
Fiscal year ended Jan. 31, 2006

CLASS A
INCOME DISTRIBUTIONS -- taxable as dividend income:
   Qualified Dividend Income for individuals                             100%
   Dividends Received Deduction for corporations                         100%

PAYABLE DATE                                                        PER SHARE
Dec. 21, 2005                                                        $0.01115

CAPITAL GAIN DISTRIBUTION -- taxable as long-term capital gain.

PAYABLE DATE                                                       PER SHARE
Dec. 21, 2005                                                        $0.68378
Total distributions                                                  $0.69493


CLASS B
INCOME DISTRIBUTIONS -- taxable as dividend income:
   Qualified Dividend Income for individuals                             100%
   Dividends Received Deduction for corporations                         100%

PAYABLE DATE                                                        PER SHARE
Dec. 21, 2005                                                        $0.01115

CAPITAL GAIN DISTRIBUTION -- taxable as long-term capital gain.

PAYABLE DATE                                                        PER SHARE
Dec. 21, 2005                                                        $0.68378
Total distributions                                                  $0.69493

CLASS Y
INCOME DISTRIBUTIONS -- taxable as dividend income:
   Qualified Dividend Income for individuals                             100%
   Dividends Received Deduction for corporations                         100%

PAYABLE DATE                                                        PER SHARE
Dec. 21, 2005                                                        $0.01115

CAPITAL GAIN DISTRIBUTION -- taxable as long-term capital gain.

PAYABLE DATE                                                        PER SHARE
Dec. 21, 2005                                                        $0.68378
Total distributions                                                  $0.69493


------------------------------------------------------------------------------
34   --   RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Jan. 31, 2006.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------
     RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 ANNUAL REPORT   --  35
------------------------------------------------------------------------------

                                              BEGINNING          ENDING          EXPENSES
                                            ACCOUNT VALUE     ACCOUNT VALUE     PAID DURING    ANNUALIZED
                                            AUG. 1, 2005      JAN. 31, 2006     THE PERIOD(a) EXPENSE RATIO
 Class A

   Actual(b)                                    $1,000          $1,077.00         $4.76(c)       .90%

   Hypothetical (5% return before expenses)     $1,000          $1,020.89         $4.63(c)       .90%

 Class B

   Actual(b)                                    $1,000          $1,072.70         $8.77(c)      1.66%

   Hypothetical (5% return before expenses)     $1,000          $1,017.02         $8.53(c)      1.66%

 Class Y

   Actual(b)                                    $1,000          $1,076.90         $3.81(c)       .72%

   Hypothetical (5% return before expenses)     $1,000          $1,021.81         $3.71(c)       .72%


(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 186/365 (to reflect the one-half year period).

(b) Based on the actual return for the six months ended Jan. 31, 2006:
    +7.70% for Class A, +7.27% for Class B and +7.69% for Class Y.

(c) Effective Oct. 1, 2005, the Fund's Board of Directors approved a change to the fee schedule under the Administrative Services Agreement between Ameriprise Financial and the Fund. The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Jan. 31, 2006, unless sooner terminated at the discretion of the Board. Under this expense cap/fee waiver agreement, net expenses will not exceed 0.89% for Class A; 1.65% for Class B and 0.72% for Class Y of the Fund's average daily net assets. In addition, on Feb. 15, 2006, shareholders approved a change to the Investment Management Services
    Agreement. If the revised fee schedules under the Administrative
    Services Agreement, the Investment Management Services Agreement and the cap/fee waiver agreement had been in place for the entire six-month period ended Jan. 31, 2006, the actual expenses paid would have been $4.71 for Class A, $8.71 for Class B and $3.81 for Class Y; the hypothetical expenses paid would have been $4.58 for Class A, $8.48 for Class B and $3.71 for Class Y.

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36   --   RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

BOARD MEMBERS AND OFFICERS

Shareholders elect a Board that oversees the Fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board.

The following is a list of the Fund's Board members. Each member oversees 87 RiverSource funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board. Under the current Board policy, members may serve until the end of the meeting following their 75th birthday, or the fifteenth anniversary of the first Board meeting they attended as members of the Board, whichever occurs first. This policy does not apply to Ms. Jones who may retire after her 75th birthday.

INDEPENDENT BOARD MEMBERS

-------------------------------------------------------------------------------------------------------------------------------
NAME,
ADDRESS,                                     POSITION HELD WITH FUND     PRINCIPAL OCCUPATION
AGE                                          AND LENGTH OF SERVICE       DURING PAST FIVE YEARS     OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------------------
Kathleen Blatz                               Board member since 2006     Chief Justice, Minnesota
901 S. Marquette Ave.                                                    Supreme Court,1998-2005
Minneapolis, MN 55402
Age 51
-------------------------------------------------------------------------------------------------------------------------------
Arne H. Carlson                              Board member since 1999     Chair, Board Services
901 S. Marquette Ave.                                                    Corporation (provides
Minneapolis, MN 55402                                                    administrative services
Age 71                                                                   to boards); former
                                                                         Governor of Minnesota
-------------------------------------------------------------------------------------------------------------------------------
Patricia M. Flynn                            Board member since 2004     Trustee Professor of
901 S. Marquette Ave.                                                    Economics and
Minneapolis, MN 55402                                                    Management, Bentley
Age 55                                                                   College; former Dean,
                                                                         McCallum Graduate School
                                                                         of Business, Bentley
                                                                         College
-------------------------------------------------------------------------------------------------------------------------------
Anne P. Jones                                Board member since 1985     Attorney and Consultant
901 S. Marquette Ave.
Minneapolis, MN 55402
Age 71
-------------------------------------------------------------------------------------------------------------------------------
Jeffrey Laikind                              Board member since 2005     Former Managing            American Progressive
901 S. Marquette Ave.                                                    Director, Shikiar Asset    Insurance
Minneapolis, MN 55402                                                    Management
Age 70
-------------------------------------------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.                        Board member since 2002     President Emeritus and     Valmont Industries, Inc.
901 S. Marquette Ave.                                                    Professor of Economics,    (manufactures irrigation
Minneapolis, MN 55402                                                    Carleton College           systems)
Age 66
-------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
     RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 ANNUAL REPORT   --  37
------------------------------------------------------------------------------




INDEPENDENT BOARD MEMBERS (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
NAME,
ADDRESS,                                     POSITION HELD WITH FUND     PRINCIPAL OCCUPATION
AGE                                          AND LENGTH OF SERVICE       DURING PAST FIVE YEARS     OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------------------
Catherine James Paglia                       Board member since 2004     Director, Enterprise       Strategic Distribution,
901 S. Marquette Ave.                                                    Asset Management, Inc.     Inc. (transportation,
Minneapolis, MN 55402                                                    (private real estate and   distribution and
Age 53                                                                   asset management company)  logistics consultants)
-------------------------------------------------------------------------------------------------------------------------------
Vikki L. Pryor                               Board member since 2006     President and Chief
901 S. Marquette Ave.                                                    Executive Officer, SBLI
Minneapolis, MN 55402                                                    USA Mutual Life
Age 52                                                                   Insurance Company, Inc.
                                                                         since 1999
-------------------------------------------------------------------------------------------------------------------------------
Alan K. Simpson                              Board member since 1997     Former three-term United
1201 Sunshine Ave.                                                       States Senator for
Cody, WY 82414                                                           Wyoming
Age 74
-------------------------------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby                         Board member since 2002     Chief Executive Officer,   Hybridon, Inc.
901 S. Marquette Ave.                                                    RiboNovix, Inc. since      (biotechnology); American
Minneapolis, MN 55402                                                    2003 (biotechnology);      Healthways, Inc. (health
Age 61                                                                   former President,          management programs)
                                                                         Forester Biotech
-------------------------------------------------------------------------------------------------------------------------------


BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*

NAME,                                        POSITION HELD WITH FUND     PRINCIPAL OCCUPATION       OTHER DIRECTORSHIPS
ADDRESS,                                     AND LENGTH OF SERVICE       DURING PAST FIVE YEARS
AGE
-------------------------------------------------------------------------------------------------------------------------------
William F. Truscott                          Board member since 2001,    President - U.S. Asset
53600 Ameriprise Financial Center            Vice President since        Management and Chief
Minneapolis, MN 55474                        2002                        Investment Officer,
Age 45                                                                   Ameriprise Financial,
                                                                         Inc. and President,
                                                                         Chairman of the Board
                                                                         and Chief Investment
                                                                         Officer, RiverSource
                                                                         Investments, LLC  since
                                                                         2005; Senior Vice
                                                                         President - Chief
                                                                         Investment Officer,
                                                                         Ameriprise Financial,
                                                                         Inc. and Chairman of the
                                                                         Board and Chief
                                                                         Investment Officer,
                                                                         RiverSource Investments,
                                                                         LLC,  2001-2005; former
                                                                         Chief Investment Officer
                                                                         and Managing Director,
                                                                         Zurich Scudder
                                                                         Investments
-------------------------------------------------------------------------------------------------------------------------------

* Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments.

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38  --   RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the Fund's other officers are:

FUND OFFICERS
-------------------------------------------------------------------------------------------------------------------------------
NAME,                                        POSITION HELD WITH FUND     PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
ADDRESS,                                     AND LENGTH OF SERVICE
AGE
-------------------------------------------------------------------------------------------------------------------------------
Jeffrey P. Fox                               Treasurer since 2002        Vice President - Investment Accounting, Ameriprise
105 Ameriprise Financial Center                                          Financial, Inc., since 2002; Vice President -
Minneapolis, MN 55474                                                    Finance, American Express Company, 2000-2002; Vice
Age 50                                                                   President - Corporate Controller, Ameriprise
                                                                         Financial, Inc., 1996-2000
-------------------------------------------------------------------------------------------------------------------------------
Paula R. Meyer                               President since 2002        Senior Vice President - Mutual Funds, Ameriprise
596 Ameriprise Financial Center                                          Financial, Inc.,  since 2002 and Senior Vice
Minneapolis, MN 55474                                                    President, RiverSource Investments, LLC since 2004;
Age 51                                                                   Vice President and Managing Director - American
                                                                         Express Funds, Ameriprise Financial, Inc.,
                                                                         2000-2002; Vice President, Ameriprise Financial,
                                                                         Inc., 1998-2000
-------------------------------------------------------------------------------------------------------------------------------
Leslie L. Ogg                                Vice President, General     President of Board Services Corporation
901 S. Marquette Ave.                        Counsel, and Secretary
Minneapolis, MN 55402                        since 1978
Age 67
-------------------------------------------------------------------------------------------------------------------------------
Beth E. Weimer                               Chief Compliance Officer    Vice President and Chief Compliance Officer,
172 Ameriprise Financial Center              since 2004                  Ameriprise Financial, Inc., since 2001 and Chief
Minneapolis, MN 55474                                                    Compliance Officer, RiverSource Investments, LLC
Age 53                                                                   since 2005; Vice President and Chief Compliance
                                                                         Officer - Asset Management and Insurance, Ameriprise
                                                                         Financial Services, Inc., since 2001; Partner,
                                                                         Arthur Andersen Regulatory Risk Services, 1998-2001
-------------------------------------------------------------------------------------------------------------------------------

The SAI has additional information about the Fund's directors and is available, without charge, upon request by calling (800) 862-7919.

------------------------------------------------------------------------------
     RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 ANNUAL REPORT   --  39
------------------------------------------------------------------------------

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

RiverSource Investments, LLC (RiverSource), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial, formerly, American Express Financial Corporation), serves as the investment manager to the Fund. Under an investment management services agreement (the IMS Agreement), the investment manager provides investment advice and other services to the Fund. Throughout the year, the Fund's Board of Directors (the Board) and the Board's Investment Review and Contracts Committees monitor these services.

Ameriprise Financial had served as investment manager to the Fund until Sept. 29, 2005. On that date, and pursuant to the consent of the Board, Ameriprise Financial transferred its rights, title, and interest and its burdens and obligations under the IMS Agreement to RiverSource, its wholly-owned subsidiary.

Each year, the Board determines whether to continue the IMS Agreement by evaluating the quality and level of services received and the costs associated with those services. To assist the Board in making this determination, the investment manager prepares detailed reports for the Board and its Contracts Committee in March and April and provides data prepared by independent organizations. The Board gives considerable weight to the work, deliberations and conclusions of the Contracts and Investment Review Committees in determining whether to continue the IMS Agreement.

BACKGROUND

This past year, prior to the Board's annual review process, on Feb. 1, 2005, American Express Company, the former parent of Ameriprise Financial, announced its intention to pursue a spin-off of Ameriprise Financial by distributing shares of the common stock of Ameriprise Financial to shareholders of American Express Company. Following this announcement, the Board determined to proceed with its annual review process and, after thorough review of the reports and data provided, at a meeting held in person on April 14, 2005, the Board, including all of its independent members, determined that the quality and level of advisory services provided pursuant to the IMS Agreement were satisfactory and that fees were fair and reasonable. However, in light of the announced plans of the spin-off, the Board approved continuation of the IMS Agreement with Ameriprise Financial for only an interim period ending on the later of (i) the effective date of the spin-off; or (ii) the approval of a new IMS Agreement with Ameriprise Financial (or its subsidiary) by the shareholders of the Fund, but in no event for a period longer than one year.

During the course of the six-month period following the April 2005 meeting, the Board evaluated whether to approve new investment management services agreements for each of the funds within the Ameriprise Financial fund complex (together, the Funds) with post-spin Ameriprise Financial (or RiverSource). Independent counsel, Schulte Roth & Zabel LLP (Schulte), assisted the Boards in fulfilling their statutory and other responsibilities associated with the spin-off and the resulting consideration of new contracts, including the new IMS Agreement. The Board and its committees were provided with a wealth of written and oral information in this regard. Furthermore, in connection with the Board's considerations as to whether post-spin Ameriprise Financial, as an entity independent from American Express Company, would be capable of continuing to provide a high quality of services to the Funds, the

------------------------------------------------------------------------------
40   --   RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

Board's independent members retained their own financial adviser, Credit Suisse First Boston LLC (CSFB), to assist them in analyzing the capital adequacy of post-spin Ameriprise Financial. (The costs of independent counsel and CSFB and of additional meetings of the Boards were borne by Ameriprise Financial as part of the commitment of the American Express Company to ensure a complete and thorough review of the proposed spin-off and its effect on the services provided by Ameriprise Financial and its subsidiaries.) At a meeting of the Board held on Sept. 8, 2005, the Board, including all of its independent members, approved, and recommended that shareholders approve, a proposed new IMS Agreement with RiverSource (the New IMS Agreement). At a meeting of the Fund's shareholders held on Feb. 15, 2006, shareholders approved the New IMS Agreement. The following section, "Board Considerations Related to the New IMS Agreement," provides a detailed discussion of the Board's considerations and determinations respecting the New IMS Agreement.

BOARD CONSIDERATIONS RELATED TO THE NEW IMS AGREEMENT

In carrying out its legal responsibilities associated with the consideration of the New IMS Agreement, the Board evaluated the following factors:

Nature, Extent and Quality of Services to be Provided by Post-Spin Ameriprise Financial (and Its Subsidiaries)

The Board recognized that only a few months had passed since its April 2005 conclusion that the nature, extent and quality of services provided by Ameriprise Financial were satisfactory and consistent with those that would be expected for a fund family of the size of the Funds and its determination to renew the IMS Agreement for the interim period. However, the Board also recognized the need to supplement this assessment with an evaluation of whether the spin-off or other factors would result in changes to the advisory services being provided under the current IMS Agreement.

The Board focused its evaluation on the following factors potentially impacting the nature, extent and quality of advisory services to be provided by Ameriprise Financial: (i) Ameriprise Financial's projected capital structure and capital adequacy as a stand-alone entity; (ii) its legal and regulatory risks; (iii) its ability to retain and attract personnel; and
(iv) its ability to successfully re-brand its products and services. Based on extensive presentations and reports by Ameriprise Financial, CSFB and Schulte, the Board concluded that the proposed capital structure (which includes certain indemnification commitments made by American Express Company) should enable RiverSource to continue to provide a high quality and level of advisory services to the Fund. In making this determination, the Board took into account representations by management of Ameriprise Financial that projected capital levels would allow Ameriprise Financial and RiverSource to meet legal and compliance responsibilities, build their distribution network, pursue technological upgrades, make capital commitments necessary to retain and attract key personnel devoted to legal and compliance responsibilities, portfolio management and distribution, and pursue smaller asset management acquisitions to help grow the asset management business. The Board accorded significant weight to CSFB's confirmation as to the reasonableness of the proposed capital structure. The Board also considered the fact that there were no expected departures of key personnel involved in the portfolio management, operations and marketing of the Funds as a result of the announcement of the spin-off.

------------------------------------------------------------------------------
     RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 ANNUAL REPORT   --  41
------------------------------------------------------------------------------

The Board concluded that, based on all of the materials and information provided, post-spin Ameriprise Financial (including RiverSource) would be in a position to continue to provide a high quality and level of advisory services to the Fund.

Investment Performance

The Board next focused on investment performance. The Board reviewed reports documenting the Fund's performance over one-, three- and/or five-year periods, as well as the entire period during which its current portfolio manager has managed the Fund, and compared to relevant Lipper and market indices. The Board took into account its determination in April 2005 that investment performance in 2004 was at median.

The Board also considered that it had been receiving monthly performance reports for the Fund and that there had been no significant deviations from April's overall performance data.

Cost of Services Provided

The Board evaluated comparative fees and the costs of services under the current IMS Agreement and the New IMS Agreement, including fees charged by Ameriprise Financial (including RiverSource and other subsidiaries) to institutional clients. The Board observed that the proposed advisory fee changes are designed to work in tandem with proposed changes to administrative services fees and that advisory fees under the New IMS Agreement would decrease. The Board studied RiverSource's effort (i.e., its "pricing philosophy") to set substantially all Funds' total expense ratios at or below the median expense ratio of comparable mutual funds (as compiled by Lipper). It also noted that RiverSource has agreed to voluntarily impose expense caps or waivers to achieve this pricing objective whenever the expense ratio exceeded the median expense ratio by more than three basis points.

The Board next considered the expected profitability to Ameriprise Financial and RiverSource derived from their relationship with the Fund, recalling the April 2005 determination that the profitability level was appropriate. The Board noted that projected profitability of Ameriprise Financial would allow it to operate effectively and, at the same time, reinvest in RiverSource and its other asset management businesses. The Board also considered that the proposed changes in advisory fees and the mergers of certain other Funds would result in revenue gains to Ameriprise Financial, but that these increases would not materially alter profit margins due to expected increases in costs associated with the spin-off, particularly re-branding and separation. CSFB also reported that Ameriprise Financial's projected level of return on equity was generally reasonable in light of the returns on equity of its industry competitors. In evaluating profitability, the Board also considered the benefits Ameriprise Financial obtains through the use of commission dollars paid on portfolio transactions for the Fund and from other business relationships that result from managing the Fund. The Board also considered the fees charged by Ameriprise Financial (and its subsidiaries) to institutional clients as well as the fees paid to, and charged by, subadvisers, noting the differences in services provided in each case. In light of these considerations, the Board concluded that projected profitability levels were appropriate.

------------------------------------------------------------------------------
42   --   RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

Economies of Scale

The Board also considered the "breakpoints" in fees that would be triggered as Fund net asset levels grew and the extent to which shareholders would benefit from such growth. The Board observed that the revised fee schedules under the proposed New IMS Agreement would continue to provide breakpoints similar to those in place pursuant to the current IMS Agreement. Accordingly, the Board concluded that the proposed New IMS Agreement provides adequate opportunity for shareholders to realize benefits as Fund assets grow.

Other Considerations

In addition, the Board accorded weight to the fact that, under the New IMS Agreement, RiverSource Investments is held to a higher standard of care than under the current IMS Agreement. The Board also noted Ameriprise Financial's commitment to a culture that adheres to ethical business practice, assigns accountability to senior management and seeks to identify conflicts and propose appropriate action to minimize the risks posed by the conflicts.

Furthermore, the Board recognized that it was not limited to considering management's proposed New IMS Agreement. In this regard, the Board evaluated the circumstances under which it would consider the retention of an investment adviser different from RiverSource Investments. The Board concluded, based on its consultation with independent counsel, that pursuing the retention of a different adviser was not necessary, primarily because, in its best judgment, Ameriprise Financial continues to be basically the same organization (from a functional and managerial standpoint), as it was prior to the spin-off. The Board reasoned that shareholders purchased shares of the Fund with an expectation that the current investment advisory organization would be servicing the Fund.

PROXY VOTING

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling (800) 862-7919; by looking at the website www.riversource.com/funds; or by searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling the Fund's administrator, Board Services Corporation, collect at (612) 330-9283; by looking at the website www.riversource.com/funds; or by searching the website of the SEC at www.sec.gov.

------------------------------------------------------------------------------
     RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 ANNUAL REPORT   --  43
------------------------------------------------------------------------------

RESULTS OF MEETING OF SHAREHOLDERS


RIVERSOURCE SMALL COMPANY INDEX FUND

REGULAR MEETING OF SHAREHOLDERS HELD ON FEB. 15, 2006
(UNAUDITED)

A brief description of each proposal voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each proposal is set forth below. A vote is based on total dollar interest in a fund.

1.  ELECTION OF BOARD MEMBERS

    KATHLEEN BLATZ

    Affirmative                                         863,193,721.81

    Withhold                                             27,589,908.43

    Abstain                                                       0.00

    TOTAL                                               890,783,630.24


    ARNE H. CARLSON

    Affirmative                                         861,431,619.01

    Withhold                                             29,352,011.23

    Abstain                                                       0.00

    TOTAL                                               890,783,630.24


    PATRICIA M. FLYNN

    Affirmative                                         864,080,676.74

    Withhold                                             26,702,953.50

    Abstain                                                       0.00

    TOTAL                                               890,783,630.24


    ANNE P. JONES

    Affirmative                                         861,858,501.16

    Withhold                                             28,925,129.08

    Abstain                                                       0.00

    TOTAL                                               890,783,630.24


    JEFFREY LAIKIND

    Affirmative                                         862,862,177.61

    Withhold                                             27,921,452.63

    Abstain                                                       0.00

    TOTAL                                               890,783,630.24


------------------------------------------------------------------------------
44   --   RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

    STEPHEN R. LEWIS, JR.

    Affirmative                                         864,259,367.97

    Withhold                                             26,524,262.27

    Abstain                                                       0.00

    TOTAL                                               890,783,630.24


    CATHERINE JAMES PAGLIA

    Affirmative                                         864,137,680.07

    Withhold                                             26,645,950.17

    Abstain                                                       0.00

    TOTAL                                               890,783,630.24


    VIKKI L. PRYOR

    Affirmative                                         863,261,365.25

    Withhold                                             27,522,264.99

    Abstain                                                       0.00

    TOTAL                                               890,783,630.24


    ALAN K. SIMPSON

    Affirmative                                         860,722,922.30

    Withhold                                             30,060,707.94

    Abstain                                                       0.00

    TOTAL                                               890,783,630.24


    ALISON TAUNTON-RIGBY

    Affirmative                                         863,545,888.80

    Withhold                                             27,237,741.44

    Abstain                                                       0.00

    TOTAL                                               890,783,630.24


    WILLIAM F. TRUSCOTT

    Affirmative                                         863,688,103.26

    Withhold                                             27,095,526.98

    Abstain                                                       0.00

    TOTAL                                               890,783,630.24


------------------------------------------------------------------------------
     RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 ANNUAL REPORT   --  45
------------------------------------------------------------------------------

2. AMEND THE ARTICLES OF INCORPORATION TO PERMIT THE BOARD TO ESTABLISH THE MINIMUM ACCOUNT VALUE AND TO CHANGE THE NAME OF THE CORPORATION


    Affirmative                                         843,490,790.19

    Against                                              28,967,081.59

    Abstain                                              18,188,332.66

    Broker Non-votes                                        137,425.80

    TOTAL                                               890,783,630.24


3. APPROVE AN INVESTMENT MANAGEMENT SERVICES AGREEMENT WITH RIVERSOURCE INVESTMENTS, LLC

    Affirmative                                         850,072,535.75

    Against                                              22,075,915.89

    Abstain                                              18,497,752.80

    Broker Non-votes                                        137,425.80

    TOTAL                                               890,783,630.24


4.  APPROVE CHANGES IN FUNDAMENTAL INVESTMENT POLICIES

    A. DIVERSIFICATION

    Affirmative                                         848,215,059.19

    Against                                              23,634,536.84

    Abstain                                              18,796,608.41

    Broker Non-votes                                        137,425.80

    TOTAL                                               890,783,630.24


    B. TEN PERCENT LIMITATION IN SINGLE ISSUER

    Affirmative                                         844,768,262.25

    Against                                              26,351,623.20

    Abstain                                              19,526,318.99

    Broker Non-votes                                        137,425.80

    TOTAL                                               890,783,630.24


    C. LENDING

    Affirmative                                         840,767,872.85

    Against                                              30,915,223.10

    Abstain                                              18,963,108.49

    Broker Non-votes                                        137,425.80

    TOTAL                                               890,783,630.24


------------------------------------------------------------------------------
46   --   RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

    D. BORROWING

    Affirmative                                         844,115,971.25

    Against                                              28,553,791.50

    Abstain                                              17,976,441.69

    Broker Non-votes                                        137,425.80

    TOTAL                                               890,783,630.24




------------------------------------------------------------------------------
     RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 ANNUAL REPORT   --  47
------------------------------------------------------------------------------

[RiverSource Investments Logo]


RIVERSOURCE INVESTMENTS
200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

This report must be accompanied or preceded by the Fund's current prospectus. RiverSource Funds are managed by RiverSource Investments, LLC and distributed by Ameriprise Financial Services, Inc., Member NASD.
Both companies are part of Ameriprise Financial, Inc.


[RiverSource(SM) Investments logo]


RIVERSOURCE INVESTMENTS
70100 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

ameriprise.com/funds

Annual Report

                                                [RIVERSOURCE INVESTMENTS LOGO]

RIVERSOURCE(SM)
S&P 500 INDEX FUND

ANNUAL REPORT FOR THE
PERIOD ENDED JAN. 31, 2006


> RIVERSOURCE S&P 500 INDEX FUND (FORMERLY AXP(R) S&P 500 INDEX FUND) SEEKS
  TO PROVIDE SHAREHOLDERS WITH LONG-TERM CAPITAL APPRECIATION.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

TABLE OF CONTENTS


Fund Snapshot                                                               3

Performance Summary                                                         4

Questions & Answers with Portfolio Management                               5

The Fund's Long-term Performance                                            8

Investments in Securities                                                  10

Financial Statements                                                       19

Notes to Financial Statements                                              22

Report of Independent Registered Public Accounting Firm                    31

Federal Income Tax Information                                             32

Fund Expenses Example                                                      33

Board Members and Officers                                                 35

Approval of Investment Management Services Agreement                       38

Proxy Voting                                                               42

Results of Meeting of Shareholders                                         43


------------------------------------------------------------------------------
2   ---   RIVERSOURCE S&P 500 INDEX FUND   ---   2006 ANNUAL REPORT
------------------------------------------------------------------------------

FUND SNAPSHOT
                                     AT JAN. 31, 2006


------------------------------------------------------
PORTFOLIO MANAGER
------------------------------------------------------
PORTFOLIO MANAGER        SINCE      YEARS IN INDUSTRY
David Factor              9/01             9

------------------------------------------------------
FUND OBJECTIVE                                      <
------------------------------------------------------
For investors seeking long-term capital appreciation.

Inception dates by class
D: 10/25/99    E: 10/25/99

Ticker symbols by class
D: ADIDX       E: ADIEX

Total net assets                      $281.1 million

Number of holdings                               506


------------------------------------------------------
STYLE MATRIX                                        <
------------------------------------------------------

[PHOTO]                   Shading within the style
                          matrix indicates areas in
                          which the Fund generally
                          invests.



------------------------------------------------------
SECTOR COMPOSITION*                                 <
------------------------------------------------------
Percentage of portfolio assets

                                         [pie chart]
Financials 20.7%
Information Technology 15.2%
Health Care 13.0%
Industrials 11.0%
Consumer Discretionary 10.2%
Energy 10.2%
Consumer Staples 9.2%
Utilities 3.3%
Materials 3.0%
Telecommunication Services 3.0%
Short-Term Securities** 1.2%


 * Sectors can be comprised of several industries. Please refer to the section entitled "Investments in Securities" for a complete listing. No single industry exceeds 25% of portfolio assets.
** Of the 1.2%, 0.1% is due to security lending activity and 1.1% is the Fund's cash equivalent position.

------------------------------------------------------
TOP TEN HOLDINGS                                    <
------------------------------------------------------
Percentage of portfolio assets

Exxon Mobil (Oil & Gas)                          3.3%
General Electric (Industrial Conglomerates)      3.0
Microsoft (Software)                             2.2
Citigroup (Diversified Financial Services)       2.0
Bank of America (Commercial Banks)               1.8
Procter & Gamble (Household Products)            1.7
Pfizer (Pharmaceuticals)                         1.6
Johnson & Johnson (Pharmaceuticals)              1.5
American Intl Group (Insurance)                  1.4
Altria Group (Tobacco)                           1.3

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

"Standard & Poor's" and "S&P" 500(R) are trademarks of McGraw-Hill Companies, Inc. These trademarks have been licensed for use by companies affiliated with Ameriprise Financial, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's or any of their subsidiaries or affiliates (the "Licensor") and the Licensor makes no representations regarding the advisability of investing in the Fund.

Fund holdings are subject to change.


------------------------------------------------------------------------------
         RIVERSOURCE S&P 500 INDEX FUND   ---   2006 ANNUAL REPORT   ---   3
------------------------------------------------------------------------------

PERFORMANCE SUMMARY

                                [bar chart]

                           PERFORMANCE COMPARISON

                      For the year ended Jan. 31, 2006

            RiverSource S&P 500 Index Fund Class D       +9.56%

            S&P 500 Index (unmanaged)                   +10.38%

            Lipper S&P 500 Objective Funds Index        +10.11%

(see "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by calling
(800) 862-7919 or visiting www.riversource.com/funds.

The performance of Class E may vary from that shown because of differences in expenses.

The indices do not reflect the effects of expenses (excluding Lipper) and taxes.

------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                                <
------------------------------------------------------------------------------
                                                 CLASS D            CLASS E
(INCEPTION DATES)                              (10/25/99)         (10/25/99)
AT JAN. 31, 2006                                   NAV                NAV
1 year                                            +9.56%            +10.03%
3 years                                          +15.60%            +15.98%
5 years                                           -0.30%             -0.01%
Since inception                                   +0.67%             +0.97%

AT DEC. 31, 2005
1 year                                            +4.14%             +4.62%
3 years                                          +13.63%            +13.83%
5 years                                           -0.11%             +0.15%
Since inception                                   +0.28%             +0.55%


------------------------------------------------------------------------------
4   ---   RIVERSOURCE S&P 500 INDEX FUND   ---   2006 ANNUAL REPORT
------------------------------------------------------------------------------

QUESTIONS & ANSWERS
                           WITH PORTFOLIO MANAGEMENT

David Factor, Portfolio Manager for RiverSource S&P 500 Index Fund, discussed the Fund's results and positioning for the 12 months ended Jan. 31, 2006.

Q: How did the Fund perform for the period?

A: RiverSource S&P 500 Index Fund's Class D shares gained 9.56%. This was less than the 10.38% advance of the Fund's benchmark, the unmanaged Standard & Poor's 500 Index (S&P 500 Index). The Lipper S&P 500 Objective Funds Index, representing the Fund's peer group, returned 10.11% during the same 12 months.

   Mutual funds, unlike unmanaged indices, incur operating expenses. The Fund's Class D shares had an expense ratio of 0.62% for the reporting period.
   This ratio included fee waivers explained in the Financial Highlights section of this report. (See page 29.)

Q: What factors significantly affected the Fund's performance?

A: The ability of the U.S. economy to maintain solid growth despite high energy prices, the steady rise in short-term interest rates, and other headwinds underpinned the Fund's performance during the fiscal year.

   As representatives of the broad U.S. market, the stocks of the S&P 500 Index largely reflected the interplay of a number of conflicting forces at work in the market. The ongoing strength of the economy both domestically and globally was partially offset by expectations that corporate earnings growth would slow as the economic cycle continued to mature. Rising interest rates and inflation added to the anxiety.

   During the second half of the fiscal year, persistently high energy prices in the aftermath of the Gulf Coast hurricanes became a larger concern, tempering the market's repeated attempts to hold higher ground and tending to keep stocks in a relatively narrow trading band. With Alan Greenspan scheduled to retire as chairman of the Federal Reserve Board (the Fed) in early 2006, the future direction of Fed monetary policy became more of an issue, as did attempts to forecast when the Fed would end its long series of interest rate increases, which had lifted the federal funds rate to 4.50% as of Jan. 31, 2006. In view of the uncertain outlook, investors continued to prefer stocks demonstrating sustainable earnings growth and strong balance sheets.

   Energy and financial companies were the best performing sectors, with energy making the largest contribution to the Fund's fiscal year return. Energy and financial industries also dominated the list of top performing industries. The health care provider industry was a strong

------------------------------------------------------------------------------
         RIVERSOURCE S&P 500 INDEX FUND   ---   2006 ANNUAL REPORT   ---   5
------------------------------------------------------------------------------

QUESTIONS & ANSWERS

> ENERGY AND FINANCIAL COMPANIES WERE THE BEST PERFORMING SECTORS, WITH
  ENERGY MAKING THE LARGEST CONTRIBUTION TO THE FUND'S FISCAL YEAR RETURN.

   performer as well. On the other hand, consumer discretionary and telecommunications were the two weakest sectors. Other poor performers included food producers and retailers, industrial conglomerates, media and automobiles.

   Among individual stocks in the S&P 500 Index, Exxon Mobil,
   Hewlett-Packard, Apple Computer and Schlumberger, an oilfield services provider, contributed the most to return during the 12-month period. Underperformers included computer systems maker Dell, perennial market bellwether General Electric, and retail giant Wal-Mart Stores.

   As always, each sector and stock in the S&P 500 Index was represented in the Fund with approximately the same weighting as in the Index.

Q: What changes did you make to the  portfolio during the period?

A: Because the Fund strives to stay fully invested in the stocks that make up the S&P 500 Index and to replicate the performance of the Index, we align the Fund's portfolio with the rebalancings undertaken by Standard & Poor's on a quarterly basis. We also add and delete stocks to the portfolio to mirror those changes to the Index. Deletions typically result from mergers and acquisitions or financial reversals. Stocks added to the Index often have increased their capitalization beyond that of the S&P MidCap 400 Index, an unmanaged benchmark of medium-sized company stocks. During the fiscal year, there were 21 additions and 20 deletions to the Index and the portfolio. (The difference between additions and deletions occurred because S&P 500 Index member Gillette was acquired by Procter & Gamble, another index stock.) Stocks added to the

------------------------------------------------------------------------------
6   ---   RIVERSOURCE S&P 500 INDEX FUND   ---   2006 ANNUAL REPORT
------------------------------------------------------------------------------

QUESTIONS & ANSWERS

   Index and Fund included online retailer Amazon, homebuilders DR Horton and Lennar and brewer Molson Coors Brewing. Deletions included such well-known names as Delta Air Lines, May Department Stores and Toys R Us.

   In addition to these customary changes, we implemented Standard & Poor's new "full float adjusted" methodology during the third quarter of 2005. Historically, the S&P 500 has been a market-cap weighted index, in which the composition of the Index is weighted according to the prices and total number of outstanding shares of each of its component stocks. Under the new methodology, the Index has been reconfigured to reflect the elimination of shares not actively traded. Such shares are often held by company insiders. Implementation of the full float adjusted methodology had minimal impact on the portfolio. It resulted in slightly more turnover and increased the Fund's liquidity. Portfolio turnover during the fiscal year was 7%.

Q: How are you positioning the Fund going forward?

A: We don't anticipate any changes in the portfolio beyond the customary quarterly rebalancings and stock substitutions we make to align the Fund with the S&P 500 Index.

   Broadly speaking, our near-term outlook for U.S. equities remains positive. Modest price appreciation and robust earnings growth during the past year have reduced stock valuations to attractive levels. Recent data suggests that the economy began 2006 with considerable upward momentum. In particular, consumer spending, which accounts for 70% of gross domestic product, appeared poised for a sharp rebound early in the year. However, the risk of higher inflation has increased as unit labor costs have increased. We are concerned that the prolonged elevation of energy prices may provide the catalyst for companies to pass through higher prices to their customers. If that were to occur, higher inflation and, in turn, higher interest rates could cause consumer spending, housing, and business investment to slow considerably in late 2006 or early 2007.

------------------------------------------------------------------------------
         RIVERSOURCE S&P 500 INDEX FUND   ---   2006 ANNUAL REPORT   ---   7
------------------------------------------------------------------------------

THE FUND'S LONG-TERM PERFORMANCE

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource S&P 500 Index Fund Class D shares (from 11/1/99 to 1/31/06) as compared to the performance of two widely cited performance indices, the S&P 500 Index and the Lipper S&P 500 Objective Funds Index. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by calling
(800) 862-7919 or visiting www.riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.


DISTRIBUTION SUMMARY
The table below details the Fund's income and capital gain distributions for the fiscal years shown. More information on the other classes can be found in the Financial Highlights section of this report's Notes to Financial Statements.

                                                    CLASS D
                                ---------------------------------------------
                                         Short-term       Long-term
Fiscal year ended               Income  capital gains   capital gains   TOTAL
Jan. 31, 2006                   $0.06      $  --            $  --       $0.06
Jan. 31, 2005                    0.07         --               --        0.07
Jan. 31, 2004                    0.04         --               --        0.04
Jan. 31, 2003                    0.03         --               --        0.03
Jan. 31, 2002                    0.02       0.01             0.02        0.05

------------------------------------------------------------------------------
8   ---   RIVERSOURCE S&P 500 INDEX FUND   ---   2006 ANNUAL REPORT
------------------------------------------------------------------------------

                                  [graph]

VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE S&P 500 INDEX FUND

                                              11/1/99    1/00     1/01     1/02    1/03     1/04     1/05     1/06

RiverSource S&P 500 Index Fund Class D         10,000   10,224   10,047   8,365   6,405    8,565    9,030     9,893

S&P 500 Index(1)                               10,000   10,261   10,169   8,524   6,562    8,831    9,381    10,354

Lipper S&P 500 Objective Funds Index(2)        10,000   10,253   10,135   8,469   6,502    8,721    9,239    10,173

COMPARATIVE RESULTS
Results at Jan. 31, 2006
                                                                                           SINCE
                                                      1 YEAR     3 YEARS     5 YEARS    INCEPTION(3)
RIVERSOURCE S&P 500 INDEX FUND
Class D  Cumulative value of $10,000                 $10,956     $15,448      $9,851      $9,893
         Average annual total return                   +9.56%     +15.60%      -0.30%      -0.17%
S&P 500 INDEX(1)
         Cumulative value of $10,000                 $11,038     $15,779     $10,186     $10,354
         Average annual total return                  +10.38%     +16.42%      +0.37%      +0.56%
LIPPER S&P 500 OBJECTIVE FUNDS INDEX(2)
         Cumulative value of $10,000                 $11,011     $15,645     $10,035     $10,173
         Average annual total return                  +10.11%     +16.09%      +0.07%      +0.28%

Results for other share classes can be found on page 4.


(1) S&P 500 Index, an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

(2) The Lipper S&P 500 Objective Funds Index includes the 30 largest S&P 500 funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

(3) All data is from Nov. 1, 1999.


------------------------------------------------------------------------------
         RIVERSOURCE S&P 500 INDEX FUND   ---   2006 ANNUAL REPORT   ---   9
------------------------------------------------------------------------------

INVESTMENTS IN SECURITIES

RiverSource S&P 500 Index Fund

JAN. 31, 2006

(Percentages represent value of investments compared to net assets)

------------------------------------------------------------------------------
COMMON STOCKS (98.9%)
------------------------------------------------------------------------------
ISSUER                                           SHARES              VALUE(a)

AEROSPACE & DEFENSE (2.2%)
Boeing                                           19,394            $1,324,804
General Dynamics                                  4,835               562,601
Goodrich                                          2,949               116,102
Honeywell Intl                                   20,255               778,197
L-3 Communications Holdings                       2,885               233,743
Lockheed Martin                                   8,593               581,316
Northrop Grumman                                  8,536               530,342
Raytheon                                         10,737               439,895
Rockwell Collins                                  4,151               194,765
United Technologies                              24,482             1,429,014
                                                                  ------------
Total                                                               6,190,779
------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (1.0%)
FedEx                                             7,284               736,777
Ryder System                                      1,538                68,749
United Parcel Service Cl B                       26,522             1,986,762
                                                                  ------------
Total                                                               2,792,288
------------------------------------------------------------------------------

AIRLINES (0.1%)
Southwest Airlines                               16,764               275,935
------------------------------------------------------------------------------

AUTO COMPONENTS (0.2%)
Cooper Tire & Rubber                              1,477                22,140
Dana                                              3,611                17,586
Goodyear Tire & Rubber                            4,242(b)             66,345
Johnson Controls                                  4,642               321,412
                                                                  ------------
Total                                                                 427,483
------------------------------------------------------------------------------

AUTOMOBILES (0.4%)
Ford Motor                                       44,637               382,985
General Motors                                   13,589(i)            326,951
Harley-Davidson                                   6,603               353,459
                                                                  ------------
Total                                                               1,063,395
------------------------------------------------------------------------------

BEVERAGES (2.0%)
Anheuser-Busch Companies                         18,651               772,897
Brown-Forman Cl B                                 2,000               141,840
Coca-Cola                                        49,744             2,058,407


------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                           SHARES              VALUE(a)

BEVERAGES (CONT.)
Coca-Cola Enterprises                             7,281              $143,727
Constellation Brands Cl A                         4,725(b)            126,110
Molson Coors Brewing Cl B                         1,352                84,500
Pepsi Bottling Group                              3,294                95,526
PepsiCo                                          39,874             2,279,996
                                                                  ------------
Total                                                               5,703,003
------------------------------------------------------------------------------

BIOTECHNOLOGY (1.5%)
Amgen                                            29,660(b)          2,161,917
Applera-Applied Biosystems Group                  4,514(d)            127,927
Biogen Idec                                       8,154(b)            364,892
Chiron                                            2,632(b)            120,019
Genzyme                                           6,207(b)            440,325
Gilead Sciences                                  11,000(b)            669,570
MedImmune                                         5,918(b)            201,922
                                                                  ------------
Total                                                               4,086,572
------------------------------------------------------------------------------

BUILDING PRODUCTS (0.2%)
American Standard Companies                       4,391               158,076
Masco                                            10,184               301,956
                                                                  ------------
Total                                                                 460,032
------------------------------------------------------------------------------

CAPITAL MARKETS (3.3%)
Ameriprise Financial                              5,915               240,681
Bank of New York                                 18,511               588,835
Bear Stearns Companies                            2,726               344,730
Charles Schwab                                   24,792               366,674
E*TRADE Financial                                 9,830(b)            233,856
Federated Investors Cl B                          2,030                78,378
Franklin Resources                                3,565               351,153
Goldman Sachs Group                              10,831             1,529,879
Janus Capital Group                               5,184               108,294
Lehman Brothers Holdings                          6,437               904,077
Mellon Financial                                 10,052               354,534
Merrill Lynch & Co                               22,085             1,657,920
Morgan Stanley                                   25,901             1,591,616
Northern Trust                                    4,460               232,857
State Street                                      7,883               476,606
T Rowe Price Group                                3,138               239,837
                                                                  ------------
Total                                                               9,299,927
------------------------------------------------------------------------------


See accompanying notes to investments in securities.
------------------------------------------------------------------------------
10   ---   RIVERSOURCE S&P 500 INDEX FUND   ---   2006 ANNUAL REPORT
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                           SHARES              VALUE(a)

CHEMICALS (1.5%)
Air Products & Chemicals                          5,329              $328,746
Dow Chemical                                     23,193               981,064
Eastman Chemical                                  1,957                94,347
Ecolab                                            4,426               158,495
EI du Pont de Nemours & Co                       22,098               865,137
Engelhard                                         2,880               116,064
Hercules                                          2,714(b)             31,781
Intl Flavors & Fragrances                         1,943                64,041
Monsanto                                          6,448               545,565
PPG Inds                                          4,009               238,536
Praxair                                           7,748               408,165
Rohm & Haas                                       3,458               176,012
Sigma-Aldrich                                     1,615               104,781
                                                                  ------------
Total                                                               4,112,734
------------------------------------------------------------------------------

COMMERCIAL BANKS (5.7%)
AmSouth Bancorporation                            8,374               231,206
Bank of America                                 111,620             4,936,953
BB&T                                             13,027               508,574
Comerica                                          3,975               220,493
Compass Bancshares                                2,990               145,673
Fifth Third Bancorp                              13,330               500,808
First Horizon Natl                                3,025               114,557
Huntington Bancshares                             5,487               127,298
KeyCorp                                           9,796               346,680
M&T Bank                                          1,915               207,395
Marshall & Ilsley                                 5,031               211,000
Natl City                                        13,242               452,612
North Fork Bancorporation                        11,434               294,082
PNC Financial Services Group                      7,023               455,512
Regions Financial                                11,009               365,279
SunTrust Banks                                    8,680               620,186
Synovus Financial                                 7,504               207,636
US Bancorp                                       43,644             1,305,392
Wachovia                                         37,333             2,046,968
Wells Fargo & Co                                 40,181             2,505,687
Zions Bancorporation                              2,510               198,466
                                                                  ------------
Total                                                              16,002,457
------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.8%)
Allied Waste Inds                                 5,245(b)             47,677
Apollo Group Cl A                                 3,498(b)            194,734
Avery Dennison                                    2,659               158,849
Cendant                                          24,614               412,038
Cintas                                            3,313               141,134
Equifax                                           3,117               119,443
H&R Block                                         7,878               192,696
Monster Worldwide                                 2,960(b)            126,274

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                           SHARES              VALUE(a)

COMMERCIAL SERVICES & SUPPLIES (CONT.)
Pitney Bowes                                      5,478              $234,130
Robert Half Intl                                  4,092               149,481
RR Donnelley & Sons                               5,217               170,074
Waste Management                                 13,262               418,813
                                                                  ------------
Total                                                               2,365,343
------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (3.0%)
ADC Telecommunications                            2,795(b)             70,881
Andrew                                            3,899(b)             50,570
Avaya                                            10,060(b)            106,133
CBS Cl B                                         18,571               485,260
CIENA                                            13,884(b)             55,536
Cisco Systems                                   147,610(b)          2,741,117
Comverse Technology                               4,858(b)            133,061
Corning                                          36,620(b)            891,697
JDS Uniphase                                     39,712(b)            124,299
Lucent Technologies                             106,808(b)            281,973
Motorola                                         59,858             1,359,375
QUALCOMM                                         39,508             1,894,804
Scientific-Atlanta                                3,693               157,913
Tellabs                                          10,781(b)            137,889
                                                                  ------------
Total                                                               8,490,508
------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (3.6%)
Apple Computer                                   20,264(b)          1,530,135
Dell                                             56,552(b)          1,657,539
EMC                                              57,450(b)            769,830
Gateway                                           6,364(b)             17,310
Hewlett-Packard                                  68,851             2,146,774
Intl Business Machines                           37,956             3,085,823
Lexmark Intl Cl A                                 2,787(b)            135,365
NCR                                               4,408(b)            163,757
Network Appliance                                 8,941(b)            278,959
QLogic                                            1,933(b)             76,682
Sun Microsystems                                 82,044(b)            369,198
                                                                  ------------
Total                                                              10,231,372
------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.1%)
Fluor                                             2,089               183,728
------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.1%)
Vulcan Materials                                  2,448               175,962
------------------------------------------------------------------------------

CONSUMER FINANCE (1.0%)
American Express                                 29,837             1,564,951
Capital One Financial                             7,201               599,843
SLM                                              10,028               561,167
                                                                  ------------
Total                                                               2,725,961
------------------------------------------------------------------------------


                         See accompanying notes to investments in securities.
------------------------------------------------------------------------------
         RIVERSOURCE S&P 500 INDEX FUND   ---   2006 ANNUAL REPORT   ---  11
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                           SHARES              VALUE(a)

CONTAINERS & PACKAGING (0.2%)
Ball                                              2,504              $101,412
Bemis                                             2,532                77,277
Pactiv                                            3,447(b)             76,661
Sealed Air                                        1,955(b)            108,053
Temple-Inland                                     2,698               126,536
                                                                  ------------
Total                                                                 489,939
------------------------------------------------------------------------------

DISTRIBUTORS (0.1%)
Genuine Parts                                     4,174               177,520
------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (3.5%)
CIT Group                                         4,800(e)            256,032
Citigroup                                       121,569             5,662,684
JPMorgan Chase & Co                              84,081             3,342,220
Moody's                                           5,960               377,387
Principal Financial Group                         6,735               317,623
                                                                  ------------
Total                                                               9,955,946
------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (3.0%)
ALLTEL                                            9,203               552,456
AT&T                                             93,868             2,435,875
BellSouth                                        43,945             1,264,298
CenturyTel                                        3,151               104,928
Citizens Communications                           8,025                98,467
McLeodUSA Cl A Escrow                             2,746(b,f,g)             --
Qwest Communications Intl                        37,095(b)            223,312
Sprint Nextel                                    70,996             1,625,098
Verizon Communications                           70,229             2,223,450
                                                                  ------------
Total                                                               8,527,884
------------------------------------------------------------------------------

ELECTRIC UTILITIES (2.3%)
Allegheny Energy                                  3,915(b)            136,203
Ameren                                            4,912               249,333
American Electric Power                           9,463               353,159
CenterPoint Energy                                7,451                95,224
Cinergy                                           4,793               208,256
Consolidated Edison                               5,890               276,889
DTE Energy                                        4,278               180,532
Edison Intl                                       7,834               343,286
Entergy                                           4,984               346,438
Exelon                                           16,034               920,671
FirstEnergy                                       7,931               397,343
FPL Group                                         9,486               396,420
PG&E                                              8,241               307,472
Pinnacle West Capital                             2,379               101,369
PPL                                               9,134               275,207
Progress Energy                                   6,046               263,727

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                           SHARES              VALUE(a)

ELECTRIC UTILITIES (CONT.)
Southern                                         17,821              $620,171
TECO Energy                                       5,005                85,485
TXU                                              11,602               587,525
Xcel Energy                                       9,680               187,986
                                                                  ------------
Total                                                               6,332,696
------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.5%)
American Power Conversion                         4,127                97,810
Cooper Inds Cl A                                  2,198               179,467
Emerson Electric                                  9,873               764,664
Rockwell Automation                               4,301               284,167
                                                                  ------------
Total                                                               1,326,108
------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
Agilent Technologies                              9,880(b)            335,030
Jabil Circuit                                     4,180(b)            168,872
Molex                                             3,450               104,363
Sanmina-SCI                                      12,628(b)             53,164
Solectron                                        21,958(b)             83,880
Symbol Technologies                               6,028                74,446
Tektronix                                         2,008                59,236
                                                                  ------------
Total                                                                 878,991
------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (2.0%)
Baker Hughes                                      8,212               635,937
BJ Services                                       7,746               313,636
Halliburton                                      12,319               979,976
Hanover Compressor                                   19(b)                315
Nabors Inds                                       3,797(b,c)          308,506
Natl Oilwell Varco                                4,190(b)            318,733
Noble                                             3,294               264,969
Rowan Companies                                   2,624               117,634
Schlumberger                                     14,156             1,804,182
Transocean                                        7,937(b)            644,088
Weatherford Intl                                  8,350(b)            373,913
                                                                  ------------
Total                                                               5,761,889
------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (2.3%)
Albertson's                                       8,866               222,980
Costco Wholesale                                 11,344               565,952
CVS                                              19,564               543,097
Kroger                                           17,417(b)            320,473
Safeway                                          10,795               253,035
SUPERVALU                                         3,270               104,411
SYSCO                                            14,909               457,408
Walgreen                                         24,322             1,052,656
Wal-Mart Stores                                  60,033             2,768,122
Whole Foods Market                                3,305               244,140
                                                                  ------------
Total                                                               6,532,274
------------------------------------------------------------------------------


See accompanying notes to investments in securities.
------------------------------------------------------------------------------
12   ---   RIVERSOURCE S&P 500 INDEX FUND   ---   2006 ANNUAL REPORT
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                           SHARES              VALUE(a)

FOOD PRODUCTS (1.0%)
Archer-Daniels-Midland                           15,698              $494,487
Campbell Soup                                     4,476               133,967
ConAgra Foods                                    12,468               258,462
General Mills                                     8,538               415,032
Hershey                                           4,352               222,822
HJ Heinz                                          8,042               272,945
Kellogg                                           6,171               264,736
McCormick & Co                                    3,220                97,276
Sara Lee                                         18,250               333,610
Tyson Foods Cl A                                  6,045                86,625
WM Wrigley Jr                                     4,307               275,476
                                                                  ------------
Total                                                               2,855,438
------------------------------------------------------------------------------

GAS UTILITIES (0.1%)
KeySpan                                           4,194               150,648
Nicor                                             1,061                43,395
NiSource                                          6,551               134,492
Peoples Energy                                      914                34,019
                                                                  ------------
Total                                                                 362,554
------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (2.1%)
Bausch & Lomb                                     1,295                87,477
Baxter Intl                                      14,986               552,234
Becton Dickinson & Co                             6,060               392,688
Biomet                                            5,989               226,444
Boston Scientific                                14,182(b)            310,160
CR Bard                                           2,524               160,072
Fisher Scientific Intl                            2,945(b)            196,932
Guidant                                           7,971               586,666
Hospira                                           3,866(b)            173,004
Medtronic                                        29,068             1,641,469
Millipore                                         1,256(b)             86,388
PerkinElmer                                       3,144                71,495
St Jude Medical                                   8,806(b)            432,639
Stryker                                           7,008               349,699
Thermo Electron                                   3,898(b)            131,129
Waters                                            2,664(b)            111,755
Zimmer Holdings                                   5,954(b)            410,528
                                                                  ------------
Total                                                               5,920,779
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                           SHARES              VALUE(a)

HEALTH CARE PROVIDERS & SERVICES (3.1%)
Aetna                                             6,874              $665,403
AmerisourceBergen                                 5,012               218,724
Cardinal Health                                  10,295               741,652
Caremark Rx                                      10,805(b)            532,687
CIGNA                                             3,019               367,110
Coventry Health Care                              3,900(b)            232,323
Express Scripts                                   3,500(b)            319,515
Five Star Quality Care                               --(b)                  2
HCA                                              10,189               500,076
Health Management Associates Cl A                 5,937               124,796
Humana                                            3,915(b)            218,340
IMS Health                                        5,571               137,047
Laboratory Corp of America Holdings               3,198(b)            187,563
Manor Care                                        1,901                74,329
McKesson                                          7,391               391,723
Medco Health Solutions                            7,390(b)            399,799
Patterson Companies                               3,325(b)            114,812
Quest Diagnostics                                 3,980               196,731
Tenet Healthcare                                 11,281(b)             82,013
UnitedHealth Group                               32,776             1,947,549
WellPoint                                        15,862(b)          1,218,201
                                                                  ------------
Total                                                               8,670,395
------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.4%)
Carnival Unit                                    10,410               538,822
Darden Restaurants                                3,144               127,835
Harrah's Entertainment                            4,420               325,312
Hilton Hotels                                     7,880               196,448
Intl Game Technology                              8,096               289,675
Marriott Intl Cl A                                3,954               263,495
McDonald's                                       30,246             1,058,912
Starbucks                                        18,468(b)            585,436
Wendy's Intl                                      2,795               164,765
Yum! Brands                                       6,806               336,693
                                                                  ------------
Total                                                               3,887,393
------------------------------------------------------------------------------


                         See accompanying notes to investments in securities.
------------------------------------------------------------------------------
         RIVERSOURCE S&P 500 INDEX FUND   ---   2006 ANNUAL REPORT   ---  13
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                           SHARES              VALUE(a)

HOUSEHOLD DURABLES (0.8%)
Black & Decker                                    1,882              $162,417
Centex                                            3,066               218,882
DR Horton                                         6,540               244,073
Fortune Brands                                    3,507               262,884
Harman Intl Inds                                  1,585               174,350
KB HOME                                           1,886               143,713
Leggett & Platt                                   4,419               108,796
Lennar Cl A                                       3,300               206,448
Maytag                                            1,931                33,252
Newell Rubbermaid                                 6,620               156,497
Pulte Homes                                       5,158               205,804
Snap-On                                           1,391                55,821
Stanley Works                                     1,753                85,967
Whirlpool                                         1,624               131,024
                                                                  ------------
Total                                                               2,189,928
------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (2.2%)
Clorox                                            3,621               216,717
Colgate-Palmolive                                12,448               683,271
Kimberly-Clark                                   11,225               641,172
Procter & Gamble                                 80,543             4,770,561
                                                                  ------------
Total                                                               6,311,721
------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (4.0%)
3M                                               18,266             1,328,852
General Electric                                253,910             8,315,552
Textron                                           3,183               268,836
Tyco Intl                                        48,375(c)          1,260,169
                                                                  ------------
Total                                                              11,173,409
------------------------------------------------------------------------------

INSURANCE (4.6%)
ACE                                               7,750(c)            424,313
AFLAC                                            12,026               564,621
Allstate                                         15,588               811,355
Ambac Financial Group                             2,523               193,792
American Intl Group                              62,358             4,081,954
Aon                                               7,693               263,254
Chubb                                             4,799               452,786
Cincinnati Financial                              4,194               190,995
Genworth Financial Cl A                           9,050               296,478
Hartford Financial Services Group                 7,222               593,865
Jefferson-Pilot                                   3,222               187,939
Lincoln Natl                                      4,164               227,063
Loews                                             3,259               321,631
Marsh & McLennan Companies                       13,086               397,684
MBIA                                              3,223               198,408

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                           SHARES              VALUE(a)

INSURANCE (CONT.)
MetLife                                          18,195              $912,660
Progressive                                       4,740               497,890
Prudential Financial                             12,132               914,024
Safeco                                            2,967               155,026
St Paul Travelers Companies                      16,641               755,169
Torchmark                                         2,496               140,026
UnumProvident                                     7,162               145,603
XL Capital Cl A                                   4,195(c)            283,834
                                                                  ------------
Total                                                              13,010,370
------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.5%)
Amazon.com                                        7,375(b)            330,548
eBay                                             27,462(b)          1,183,612
                                                                  ------------
Total                                                               1,514,160
------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.4%)
VeriSign                                          6,160(b)            146,300
Yahoo!                                           30,384(b)          1,043,387
                                                                  ------------
Total                                                               1,189,687
------------------------------------------------------------------------------

IT SERVICES (1.0%)
Affiliated Computer Services Cl A                 2,985(b)            186,861
Automatic Data Processing                        13,856               608,833
Computer Sciences                                 4,450(b)            225,615
Convergys                                         3,367(b)             57,912
Electronic Data Systems                          12,528               315,580
First Data                                       18,363               828,171
Fiserv                                            4,437(b)            195,139
Paychex                                           8,017               291,418
Sabre Holdings Cl A                               3,153                77,249
Unisys                                            8,198(b)             54,845
                                                                  ------------
Total                                                               2,841,623
------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.2%)
Brunswick                                         2,320                87,209
Eastman Kodak                                     6,902               173,240
Hasbro                                            4,283                90,800
Mattel                                            9,704               160,116
                                                                  ------------
Total                                                                 511,365
------------------------------------------------------------------------------

MACHINERY (1.4%)
Caterpillar                                      16,346             1,109,894
Cummins                                           1,130               109,949
Danaher                                           5,698               322,735
Deere & Co                                        5,794               415,777
Dover                                             4,869               223,633
Eaton                                             3,560               235,672
Illinois Tool Works                               4,923               414,960
Ingersoll-Rand Cl A                               7,948(c)            312,118

See accompanying notes to investments in securities.
------------------------------------------------------------------------------
14   ---   RIVERSOURCE S&P 500 INDEX FUND   ---   2006 ANNUAL REPORT
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                           SHARES              VALUE(a)

MACHINERY (CONT.)
ITT Inds                                          2,222              $227,755
Navistar Intl                                     1,485(b)             40,392
PACCAR                                            4,069               283,202
Pall                                              2,991                86,141
Parker Hannifin                                   2,878               218,066
                                                                  ------------
Total                                                               4,000,294
------------------------------------------------------------------------------

MEDIA (3.1%)
Clear Channel Communications                     12,990               380,217
Comcast Cl A                                     52,187(b)          1,451,842
Dow Jones & Co                                    1,421                54,012
EW Scripps Cl A                                   2,045                98,855
Gannett                                           5,761               356,030
Interpublic Group of Companies                   10,343(b)            104,464
Knight Ridder                                     1,672               104,082
McGraw-Hill Companies                             9,014               460,075
Meredith                                          1,009                55,253
New York Times Cl A                               3,484                98,597
News Corp Cl A                                   58,470               921,487
Omnicom Group                                     4,333               354,396
Time Warner                                     112,046             1,964,167
Tribune                                           6,294               182,589
Univision Communications Cl A                     5,376(b)            171,172
Viacom Cl B                                      18,571(b)            770,325
Walt Disney                                      46,223             1,169,904
                                                                  ------------
Total                                                               8,697,467
------------------------------------------------------------------------------

METALS & MINING (0.9%)
Alcoa                                            20,908               658,602
Allegheny Technologies                            2,044               105,981
Freeport-McMoRan Copper & Gold Cl B               4,425               284,306
Newmont Mining                                   10,735               663,423
Nucor                                             3,742               315,189
Phelps Dodge                                      2,437               391,139
United States Steel                               2,721               162,580
                                                                  ------------
Total                                                               2,581,220
------------------------------------------------------------------------------

MULTILINE RETAIL (1.1%)
Big Lots                                          2,734(b)             36,554
Dillard's Cl A                                    1,476                38,228
Dollar General                                    7,609               128,592
Family Dollar Stores                              3,736                89,477
Federated Dept Stores                             6,546               436,160
JC Penney                                         5,577               311,197
Kohl's                                            8,289(b)            367,949
Nordstrom                                         5,254               219,197
Sears Holdings                                    2,405(b)            292,063
Target                                           21,131             1,156,922
                                                                  ------------
Total                                                               3,076,339
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                           SHARES              VALUE(a)

MULTI-UTILITIES & UNREGULATED POWER (0.9%)
AES                                              15,693(b)           $267,409
CMS Energy                                        5,284(b)             76,459
Constellation Energy Group                        4,291               250,037
Dominion Resources                                8,344               630,222
Duke Energy                                      22,293               632,006
Dynegy Cl A                                       7,241(b)             39,826
Public Service Enterprise Group                   6,020               419,112
Sempra Energy                                     6,176               296,757
                                                                  ------------
Total                                                               2,611,828
------------------------------------------------------------------------------

OFFICE ELECTRONICS (0.1%)
Xerox                                            23,082(b)            330,303
------------------------------------------------------------------------------

OIL & GAS (8.2%)
Amerada Hess                                      1,921               297,371
Anadarko Petroleum                                5,700               614,574
Apache                                            7,910               597,442
Ashland                                           1,725               113,712
Burlington Resources                              9,084               829,006
Chevron                                          53,946             3,203,313
ConocoPhillips                                   33,346             2,157,486
Devon Energy                                     10,678               728,346
El Paso                                          15,845               213,274
EOG Resources                                     5,806               490,839
Exxon Mobil                                     149,524             9,382,631
Kerr-McGee                                        2,783(e)            307,215
Kinder Morgan                                     2,531               243,609
Kinder Morgan Management LLC                         --(b)                 22
Marathon Oil                                      8,803               676,687
Murphy Oil                                        3,965               226,005
Occidental Petroleum                             10,332             1,009,540
Sunoco                                            3,276               311,875
Valero Energy                                    14,820               925,213
Williams Companies                               13,774               328,372
XTO Energy                                        8,726               428,272
                                                                  ------------
Total                                                              23,084,804
------------------------------------------------------------------------------


                         See accompanying notes to investments in securities.
------------------------------------------------------------------------------
         RIVERSOURCE S&P 500 INDEX FUND   ---   2006 ANNUAL REPORT   ---  15
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                           SHARES              VALUE(a)

PAPER & FOREST PRODUCTS (0.4%)
Intl Paper                                       11,791              $384,740
Louisiana-Pacific                                 2,543                74,891
MeadWestvaco                                      4,363               116,448
Weyerhaeuser                                      5,847               407,888
                                                                  ------------
Total                                                                 983,967
------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.2%)
Alberto-Culver                                    1,818                80,537
Avon Products                                    11,014               311,917
Estee Lauder Companies Cl A                       2,905               105,945
                                                                  ------------
Total                                                                 498,399
------------------------------------------------------------------------------

PHARMACEUTICALS (6.4%)
Abbott Laboratories                              37,275             1,608,416
Allergan                                          3,159               367,708
Bristol-Myers Squibb                             47,021             1,071,609
Eli Lilly & Co                                   27,312             1,546,405
Forest Laboratories                               8,120(b)            375,794
Johnson & Johnson                                71,489             4,113,477
King Pharmaceuticals                              5,809(b)            108,919
Merck & Co                                       52,547             1,812,872
Mylan Laboratories                                5,255               103,524
Pfizer                                          177,136             4,548,851
Schering-Plough                                  35,511               680,036
Watson Pharmaceuticals                            2,438(b)             80,673
Wyeth                                            32,253             1,491,701
                                                                  ------------
Total                                                              17,909,985
------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUST (0.9%)
Apartment Investment & Management Cl A            2,300               $97,796
Archstone-Smith Trust                             5,090               238,517
Equity Office Properties Trust                    9,756               310,436
Equity Residential                                6,920               293,477
Plum Creek Timber                                 4,426               163,496
ProLogis                                          5,855               299,893
Public Storage                                    1,985               144,051
Simon Property Group                              4,476               370,793
Starwood Hotels & Resorts Worldwide Unit          5,272               320,590
Vornado Realty Trust                              2,840               250,886
                                                                  ------------
Total                                                               2,489,935
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                           SHARES              VALUE(a)

ROAD & RAIL (0.7%)
Burlington Northern Santa Fe                      8,976              $719,157
CSX                                               5,218               279,320
Norfolk Southern                                  9,768               486,837
Union Pacific                                     6,367               563,225
                                                                  ------------
Total                                                               2,048,539
------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.1%)
Advanced Micro Devices                            9,710(b)            406,461
Altera                                            8,712(b)            168,229
Analog Devices                                    8,820               350,771
Applied Materials                                38,987               742,702
Applied Micro Circuits                            7,178(b)             23,616
Broadcom Cl A                                     6,951(b)            474,058
Freescale Semiconductor Cl B                      9,861(b)            248,990
Intel                                           145,140             3,087,129
KLA-Tencor                                        4,746               246,697
Linear Technology                                 7,327               272,638
LSI Logic                                         9,408(b)             86,083
Maxim Integrated Products                         7,877               323,272
Micron Technology                                14,849(b)            217,983
Natl Semiconductor                                8,260               233,015
Novellus Systems                                  3,205(b)             90,862
NVIDIA                                            4,114(b)            184,965
PMC-Sierra                                        4,403(b)             41,652
Teradyne                                          4,732(b)             82,431
Texas Instruments                                38,884             1,136,579
Xilinx                                            8,374               235,812
                                                                  ------------
Total                                                               8,653,945
------------------------------------------------------------------------------

SOFTWARE (3.6%)
Adobe Systems                                    14,448               573,875
Autodesk                                          5,548               225,193
BMC Software                                      5,193(b)            114,765
Citrix Systems                                    4,239(b)            130,731
Computer Associates Intl                         11,023               300,928
Compuware                                         9,315(b)             76,756
Electronic Arts                                   7,222(b)            394,177
Intuit                                            4,254(b)            222,612
Microsoft                                       219,984             6,192,549
Novell                                            9,182(b)             89,433
Oracle                                           90,371(b)          1,135,963
Parametric Technology                             6,546(b)             40,978
Siebel Systems                                   12,718               134,938
Symantec                                         25,988(b,e)          477,659
                                                                  ------------
Total                                                              10,110,557
------------------------------------------------------------------------------


See accompanying notes to investments in securities.
------------------------------------------------------------------------------
16   ---   RIVERSOURCE S&P 500 INDEX FUND   ---   2006 ANNUAL REPORT
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                           SHARES              VALUE(a)

SPECIALTY RETAIL (2.2%)
AutoNation                                        4,355(b)            $97,073
AutoZone                                          1,329(b)            129,910
Bed Bath & Beyond                                 7,129(b)            266,696
Best Buy                                          9,824(e)            497,684
Circuit City Stores                               3,766                94,941
Gap                                              13,796               249,570
Home Depot                                       51,051             2,070,117
Limited Brands                                    8,367               197,963
Lowe's Companies                                 18,790             1,194,104
Office Depot                                      7,425(b)            246,139
OfficeMax                                         1,700                48,569
RadioShack                                        3,240                71,928
Sherwin-Williams                                  2,695               142,566
Staples                                          17,571               416,608
Tiffany & Co                                      3,414               128,708
TJX Companies                                    11,070               282,617
                                                                  ------------
Total                                                               6,135,193
------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.4%)
Coach                                             9,130(b)            328,224
Jones Apparel Group                               2,810                87,897
Liz Claiborne                                     2,558                88,814
Nike Cl B                                         4,564               369,455
VF                                                2,142               118,838
                                                                  ------------
Total                                                                 993,228
------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.7%)
Countrywide Financial                            14,348               479,797
Fannie Mae                                       23,264             1,347,916
Freddie Mac                                      16,606             1,126,883
Golden West Financial                             6,120               432,194
MGIC Investment                                   2,181               143,968
Sovereign Bancorp                                 8,586               187,175
Washington Mutual                                23,709             1,003,365
                                                                  ------------
Total                                                               4,721,298
------------------------------------------------------------------------------

TOBACCO (1.4%)
Altria Group                                     50,039             3,619,821
Reynolds American                                 2,058               208,126
UST                                               3,926               152,878
                                                                  ------------
Total                                                               3,980,825
------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (--%)
WW Grainger                                       1,827               129,589
------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $217,311,243)                                             $278,047,263
------------------------------------------------------------------------------


------------------------------------------------------------------------------
SHORT-TERM SECURITIES (1.2%)(j)
------------------------------------------------------------------------------
ISSUER              EFFECTIVE                AMOUNT                  VALUE(a)
                      YIELD                PAYABLE AT
                                            MATURITY
COMMERCIAL PAPER
Windmill Funding
   02-01-06           4.48%               $3,500,000(h)            $3,499,564
------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $3,500,000)                                                 $3,499,564
------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $220,811,243)(k)                                          $281,546,827
==============================================================================

                         See accompanying notes to investments in securities.
------------------------------------------------------------------------------
         RIVERSOURCE S&P 500 INDEX FUND   ---   2006 ANNUAL REPORT   ---  17
------------------------------------------------------------------------------

------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Jan. 31, 2006, the value of foreign securities represented 0.9% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e) Partially pledged as initial margin deposit on the following open stock index futures contracts (see Note 6 to the financial statements):

    TYPE OF SECURITY                                              CONTRACTS
    -----------------------------------------------------------------------
    PURCHASE CONTRACTS
    E-Mini S&P 500 Index, March, 2006                                    49

(f) Identifies issues considered to be illiquid as to their marketability (see Note 1 to the financial statements). These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at Jan. 31, 2006, is as follows:

    SECURITY                             ACQUISITION DATES             COST
    -----------------------------------------------------------------------
    McLeodUSA Cl A Escrow                    05-15-02                   $--

(g) Negligible market value.

(h) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2006, the value of these securities amounted to $3,499,564 or 1.2% of net assets.

(i) At Jan. 31, 2006, security was partially or fully on loan. See Note 5 to the financial statements.

(j) Cash collateral received from security lending activity is invested in short-term securities and represents 0.1% of net assets. See Note 5 to the financial statements. 1.1% of net assets is the Fund's cash equivalent position.

(k) At Jan. 31, 2006, the cost of securities for federal income tax purposes was $230,660,896 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                     $58,865,575

    Unrealized depreciation                                      (7,979,644)
    -----------------------------------------------------------------------
    Net unrealized appreciation                                 $50,885,931
    -----------------------------------------------------------------------


The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling
      1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

------------------------------------------------------------------------------
18   ---   RIVERSOURCE S&P 500 INDEX FUND   ---   2006 ANNUAL REPORT
------------------------------------------------------------------------------

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

RiverSource S&P 500 Index Fund

JAN. 31, 2006

---------------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------------
Investments in securities, at value (Note 1)*
  (identified cost $220,811,243)                                                                  $281,546,827
Cash in bank on demand deposit                                                                          25,670
Capital shares receivable                                                                               27,651
Dividends and accrued interest receivable                                                              238,113
Receivable for investment securities sold                                                               75,475
---------------------------------------------------------------------------------------------------------------
Total assets                                                                                       281,913,736
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------------
Payable for investment securities purchased                                                            397,529
Payable upon return of securities loaned (Note 5)                                                      325,000
Accrued investment management services fee                                                               1,858
Accrued distribution fee                                                                                   432
Accrued transfer agency fee                                                                              1,312
Accrued administrative services fee                                                                        465
Other accrued expenses                                                                                 107,523
---------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                      834,119
---------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                                                $281,079,617
===============================================================================================================
---------------------------------------------------------------------------------------------------------------
REPRESENTED BY
---------------------------------------------------------------------------------------------------------------
Capital stock -- $.01 par value (Note 1)                                                          $    568,934
Additional paid-in capital                                                                         270,565,984
Undistributed net investment income                                                                    270,499
Accumulated net realized gain (loss) (Note 8)                                                      (51,100,945)
Unrealized appreciation (depreciation) on investments (Note 6)                                      60,775,145
---------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock                          $281,079,617
===============================================================================================================

Net assets applicable to outstanding shares:              Class D                                 $ 62,797,432
                                                          Class E                                 $218,282,185
Net asset value per share of outstanding capital stock:   Class D shares        12,752,055        $       4.92
                                                          Class E shares        44,141,362        $       4.95
---------------------------------------------------------------------------------------------------------------

* Including securities on loan, at value (Note 5)                                                 $    312,780
===============================================================================================================
See accompanying notes to financial statements.


------------------------------------------------------------------------------
         RIVERSOURCE S&P 500 INDEX FUND   ---   2006 ANNUAL REPORT   ---  19
------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

RiverSource S&P 500 Index Fund

YEAR ENDED JAN. 31, 2006
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------------
Income:
Dividends                                                                            $ 5,400,642
Interest                                                                                 161,862
Fee income from securities lending (Note 5)                                                7,827
-------------------------------------------------------------------------------------------------
Total income                                                                           5,570,331
-------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                                       706,270
Distribution fee -- Class D                                                              165,605
Transfer agency fee                                                                      525,629
Administrative services fees and expenses                                                222,321
Compensation of board members                                                             10,785
Custodian fees                                                                           105,350
Printing and postage                                                                     108,151
Registration fees                                                                         24,356
Licensing fees                                                                            22,990
Audit fees                                                                                20,500
Other                                                                                     12,728
-------------------------------------------------------------------------------------------------
Total expenses                                                                         1,924,685
   Expenses waived/reimbursed by the Investment Manager and its affiliates (Note 2)     (658,876)
-------------------------------------------------------------------------------------------------
                                                                                       1,265,809
   Earnings credits on cash balances (Note 2)                                             (3,890)
-------------------------------------------------------------------------------------------------
Total net expenses                                                                     1,261,919
-------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                        4,308,412
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
-------------------------------------------------------------------------------------------------
Net realized gain (loss) on:
   Security transactions (Note 3)                                                      6,833,238
   Futures contracts                                                                     541,292
-------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                7,374,530
Net change in unrealized appreciation (depreciation) on investments                   15,668,094
-------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                        23,042,624
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                      $27,351,036
=================================================================================================
See accompanying notes to financial statements.


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20   ---   RIVERSOURCE S&P 500 INDEX FUND   ---   2006 ANNUAL REPORT
------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

RiverSource S&P 500 Index Fund

YEAR ENDED JAN. 31,                                                         2006              2005
-------------------------------------------------------------------------------------------------------
OPERATIONS AND DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                        $   4,308,412     $   6,234,595
Net realized gain (loss) on investments                                    7,374,530       (15,790,506)
Net change in unrealized appreciation (depreciation) on investments       15,668,094        30,106,275
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           27,351,036        20,550,364
-------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class D                                                               (826,911)       (1,042,772)
      Class E                                                             (3,473,244)       (5,256,818)
-------------------------------------------------------------------------------------------------------
Total distributions                                                       (4,300,155)       (6,299,590)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
-------------------------------------------------------------------------------------------------------
Proceeds from sales
   Class D shares                                                         12,358,060        16,252,134
   Class E shares                                                         15,653,658        47,734,521
Reinvestment of distributions at net asset value
   Class D shares                                                            826,890         1,042,772
   Class E shares                                                          3,473,035         5,256,818
Payments for redemptions
   Class D shares                                                        (24,761,725)      (21,032,589)
   Class E shares                                                       (120,085,017)     (161,807,661)
-------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions       (112,535,099)     (112,554,005)
-------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                  (89,484,218)      (98,303,231)
Net assets at beginning of year                                          370,563,835       468,867,066
-------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $ 281,079,617     $ 370,563,835
=======================================================================================================
Undistributed net investment income                                    $     270,499     $     299,766
-------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.



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         RIVERSOURCE S&P 500 INDEX FUND   ---   2006 ANNUAL REPORT   ---  21
------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

RiverSource S&P 500 Index Fund (formerly AXP S&P 500 Index Fund)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is a series of AXP Market Advantage Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Market Advantage Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in common stocks included in the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). While the Fund may track its index closely, it is typically unable to match the performance of the index exactly, primarily due to fund operating expenses and transaction costs.

The Fund offers Class D and Class E shares and are sold without a sales charge. Class E shares are only available to Ameriprise (formerly American Express) brokerage accounts or qualifying institutional investors.

Both classes of shares have identical voting, dividend and liquidation rights. The distribution fee (class specific expense) differs between classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sale price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Pursuant to procedures adopted by the Board of Directors of the funds, Ameriprise Financial, Inc. (Ameriprise Financial) (formerly American Express Financial Corporation) utilizes Fair Value Pricing (FVP). FVP determinations are made in good faith in accordance with these procedures. If a development or event is so significant that there is a reasonably high degree of certainty that the effect of the development or event has actually caused the closing price to no longer reflect the actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the New York Stock Exchange. Significant events include material movements in the U.S. securities markets prior to the opening of foreign

------------------------------------------------------------------------------
22   ---   RIVERSOURCE S&P 500 INDEX FUND   ---   2006 ANNUAL REPORT
------------------------------------------------------------------------------
markets on the following trading day. FVP results in an estimated price that reasonably reflects the current market conditions in order to value the portfolio holdings such that shareholder transactions receive a fair net asset value. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

ILLIQUID SECURITIES
At Jan. 31, 2006, investments in securities included issues that are illiquid which the Fund currently limits to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities at Jan. 31, 2006 was $0. These securities are valued at fair value according to methods selected in good faith by the Board. According to board guidelines, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

OPTION TRANSACTIONS
As part of its indexing strategy, the Fund may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

FUTURES TRANSACTIONS
As part of its indexing strategy, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

------------------------------------------------------------------------------
         RIVERSOURCE S&P 500 INDEX FUND   ---   2006 ANNUAL REPORT   ---  23
------------------------------------------------------------------------------

FOREIGN CURRENCY TRANSLATIONS AND FOREIGN CURRENCY CONTRACTS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been decreased by $37,524 and accumulated net realized loss has been decreased by $37,524.

------------------------------------------------------------------------------
24   ---   RIVERSOURCE S&P 500 INDEX FUND   ---   2006 ANNUAL REPORT
------------------------------------------------------------------------------

The tax character of distributions paid for the years indicated is as follows:

YEAR ENDED JAN. 31,                                 2006           2005
---------------------------------------------------------------------------
CLASS D
Distributions paid from:
      Ordinary income                             $826,911      $1,042,772
      Long-term capital gain                            --              --

CLASS E
Distributions paid from:
      Ordinary income                            3,473,244       5,256,818
      Long-term capital gain                            --              --

At Jan. 31, 2006, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income                                 $    259,482
Accumulated long-term gain (loss)                             $(41,200,714)
Unrealized appreciation (depreciation)                        $ 50,885,931

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES
Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. Prior to Oct. 1, 2005, investment management services were provided by Ameriprise Financial. The management fee is a percentage of the Fund's average daily net assets that declines from 0.24% to 0.21% annually as the Fund's assets increase. On Feb. 15, 2006, shareholders approved a change to the Investment Management Services Agreement. Effective March 1, 2006, the management fee percentage of the Fund's average daily net assets will decline from 0.22% to 0.12% annually as the Fund's assets increase.

Under the current Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase. Prior to Oct. 1, 2005, the fee percentage of the Fund's average daily net assets declined from 0.08% to 0.065% annually as the Fund's assets increased. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pay taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the Board.

------------------------------------------------------------------------------
         RIVERSOURCE S&P 500 INDEX FUND   ---   2006 ANNUAL REPORT   ---  25
------------------------------------------------------------------------------

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a separate Transfer Agency Agreement, RiverSource Service Corporation (formerly American Express Client Service Corporation) (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

o   Class D $19.50

o   Class E $19.50

Beginning May 20, 2005, the Transfer Agent implemented an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statement of operations.

The Fund has agreements with Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.) (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class D shares.

For the year ended Jan. 31, 2006, the Investment Manager and its affiliates waived certain fees and expenses to 0.62% for Class D and 0.37% for Class E. Of these waived fees and expenses, the transfer agency fees waived for Class D and Class E were $118,311 and $407,318, respectively, and the management fees waived at the Fund level were $133,247. Under this agreement, which was effective until Sept. 30, 2005, net expenses would not exceed 0.64% for Class D and 0.39% for Class E of the Fund's average daily net assets. Beginning Oct. 1, 2005, a new agreement to waive certain fees and expenses is effective until Jan. 31, 2007, such that net expenses will not exceed 0.59% for Class D and 0.34% for Class E of the Fund's average daily net assets.

Shares held in the Fund for less than 180 days are subject to a redemption fee of 0.50% of the proceeds of the redeemed shares. The redemption fee is retained by the Fund and accounted for as an addition to paid-in capital. For accounts under $10,000, an annual fee of $10 is charged and deducted from the shareholder's account.

During the year ended Jan. 31, 2006, the Fund's custodian and transfer agency fees were reduced by $3,890 as a result of earnings credits from overnight cash balances. The Fund also pays custodian fees to Ameriprise Trust Company (formerly American Express Trust Company), an affiliate of Ameriprise Financial.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $19,845,034 and $85,761,111, respectively, for the year ended Jan. 31, 2006. Realized gains and losses are determined on an identified cost basis.


------------------------------------------------------------------------------
26   ---   RIVERSOURCE S&P 500 INDEX FUND   ---   2006 ANNUAL REPORT
------------------------------------------------------------------------------

4. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the years indicated are as follows:
                                                 YEAR ENDED JAN. 31, 2006
                                                 CLASS D         CLASS E
---------------------------------------------------------------------------
Sold                                            2,651,948        3,329,074
Issued for reinvested distributions               170,493          713,149
Redeemed                                       (5,275,573)     (25,840,537)
---------------------------------------------------------------------------
Net increase (decrease)                        (2,453,132)     (21,798,314)
---------------------------------------------------------------------------

                                                 YEAR ENDED JAN. 31, 2005
                                                 CLASS D         CLASS E
---------------------------------------------------------------------------
Sold                                            3,674,310       10,734,806
Issued for reinvested distributions               226,689        1,137,839
Redeemed                                       (4,785,910)     (36,640,721)
---------------------------------------------------------------------------
Net increase (decrease)                          (884,911)     (24,768,076)
---------------------------------------------------------------------------

5. LENDING OF PORTFOLIO SECURITIES
At Jan. 31, 2006, securities valued at $312,780 were on loan to brokers. For collateral, the Fund received $325,000 in cash. Cash collateral received is invested in short-term securities, which are included in the short-term section of the "Investments in securities." Income from securities lending amounted to $7,827 for the year ended Jan. 31, 2006. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. STOCK INDEX FUTURES CONTRACTS
At Jan. 31, 2006, investments in securities included securities valued at $470,339 that were pledged as collateral to cover initial margin deposits on 49 open purchase contracts. The notional market value of the open purchase contracts at Jan. 31, 2006 was $3,144,820 with a net unrealized gain of $39,561. See "Summary of significant accounting policies" and "Notes to investments in securities."

7. BANK BORROWINGS
The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 20, 2005. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07% per annum. Prior to this agreement, the Fund had a revolving credit agreement that permitted borrowings up to $500 million with The Bank of New York. The Fund had no borrowings outstanding during the year ended Jan. 31, 2006.

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         RIVERSOURCE S&P 500 INDEX FUND   ---   2006 ANNUAL REPORT   ---  27
------------------------------------------------------------------------------

8. CAPITAL LOSS CARRY-OVER
For federal income tax purposes, the Fund had a capital loss carry-over of $32,236,725 at Jan. 31, 2006, that if not offset by capital gains will expire as follows:

       2009                2010                 2012                 2013
    $2,387,603          $5,416,211           $14,802,476          $9,630,435

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS
In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

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28   ---   RIVERSOURCE S&P 500 INDEX FUND   ---   2006 ANNUAL REPORT
------------------------------------------------------------------------------

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal or arbitration proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal or arbitration proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds.

10. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating the Fund's results.

CLASS D
----------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
----------------------------------------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                                         2006     2005     2004    2003      2002
Net asset value, beginning of period                                 $4.55   $4.38    $3.31   $ 4.36     $5.30
----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           .07     .07      .04      .03       .02
Net gains (losses) (both realized and unrealized)                      .36     .17     1.07    (1.05)     (.91)
----------------------------------------------------------------------------------------------------------------
Total from investment operations                                       .43     .24     1.11    (1.02)     (.89)
----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                  (.06)   (.07)    (.04)    (.03)     (.02)
Distributions from realized gains                                       --      --       --       --      (.03)
----------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.06)   (.07)    (.04)    (.03)     (.05)
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $4.92   $4.55    $4.38   $ 3.31     $4.36
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                $63     $69      $70      $56       $38
----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b),(c)                   .62%    .62%     .64%     .63%      .64%
----------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets     1.26%   1.41%    1.13%    1.03%      .74%
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                7%      6%       4%       9%       27%
----------------------------------------------------------------------------------------------------------------
Total return                                                          9.56%   5.43%   33.72%  (23.43%)  (16.74%)
----------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earning credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class D would have been 0.85%, 0.82%, 0.69%, 0.84% and 0.97% for the years ended Jan. 31, 2006, 2005, 2004, 2003 and 2002, respectively.

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         RIVERSOURCE S&P 500 INDEX FUND   ---   2006 ANNUAL REPORT   ---  29
------------------------------------------------------------------------------

CLASS E
----------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
----------------------------------------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                                          2006    2005     2004    2003      2002
Net asset value, beginning of period                                 $4.57   $4.39    $3.32   $ 4.37     $5.31
----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           .08     .08      .05      .04       .03
Net gains (losses) (both realized and unrealized)                      .38     .18     1.07    (1.05)     (.91)
----------------------------------------------------------------------------------------------------------------
Total from investment operations                                       .46     .26     1.12    (1.01)     (.88)
----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                  (.08)   (.08)    (.05)    (.04)     (.03)
Distributions from realized gains                                       --      --       --       --      (.03)
----------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.08)   (.08)    (.05)    (.04)     (.06)
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $4.95   $4.57    $4.39   $ 3.32     $4.37
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                               $218    $301     $398     $261      $187
----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b),(c)                   .37%    .38%     .39%     .38%      .39%
----------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets     1.52%   1.64%    1.37%    1.30%      .98%
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                7%      6%       4%       9%       27%
----------------------------------------------------------------------------------------------------------------
Total return                                                         10.03%   5.90%   33.91%  (23.24%)  (16.55%)
----------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earning credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class E would have been 0.60%, 0.56%, 0.44%, 0.59% and 0.72% for the years ended Jan. 31, 2006, 2005, 2004, 2003 and 2002, respectively.

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30   ---   RIVERSOURCE S&P 500 INDEX FUND   ---   2006 ANNUAL REPORT
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


REPORT OF INDEPENDENT
                                           REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD AND SHAREHOLDERS
AXP MARKET ADVANTAGE SERIES, INC.
We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of RiverSource S&P 500 Index Fund (a series of AXP Market Advantage Series, Inc.) as of January 31, 2006, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended January 31, 2006, and the financial highlights for each of the years in the five-year period ended January 31, 2006. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RiverSource S&P 500 Index Fund as of January 31, 2006, and the results of its operations, changes in its net assets and the financial highlights for each of the periods stated in the first paragraph above, in conformity with U.S. generally accepted accounting principles.


KPMG LLP
Minneapolis, Minnesota
March 20, 2006

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         RIVERSOURCE S&P 500 INDEX FUND   ---   2006 ANNUAL REPORT   ---  31
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


FEDERAL INCOME TAX INFORMATION

(UNAUDITED)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

RiverSource S&P 500 Index Fund
Fiscal year ended Jan. 31, 2006

CLASS D
INCOME DISTRIBUTIONS -- taxable as dividend income:
      Qualified Dividend Income for individuals                     100%
      Dividends Received Deduction for corporations                 100%

PAYABLE DATE                                                   PER SHARE
Dec. 21, 2005                                                   $0.06404

CLASS E
INCOME DISTRIBUTIONS -- taxable as dividend income:
      Qualified Dividend Income for individuals                     100%
      Dividends Received Deduction for corporations                 100%

PAYABLE DATE                                                   PER SHARE
Dec. 21, 2005                                                   $0.07690

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32   ---   RIVERSOURCE S&P 500 INDEX FUND   ---   2006 ANNUAL REPORT
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


FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Jan. 31, 2006.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period. An annual account fee of $10 will be assessed on accounts whose balances are below $10,000 (for any reason, including market fluctuation). This fee will not apply to certain qualifying institutional investors. If your account value is below $10,000, the impact to your ending account value would be a decrease of $10 and the total expenses paid during the periods would be an increase of $10.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual account fee of $10 will be assessed on accounts whose balances are below $10,000 (for any reason, including market fluctuation). This fee will not apply to certain qualifying institutional investors. If your account value is below $10,000, the impact to your ending account value would be a decrease of $10 and the total expenses paid during the periods would be an increase of $10.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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         RIVERSOURCE S&P 500 INDEX FUND   ---   2006 ANNUAL REPORT   ---  33
------------------------------------------------------------------------------


                                                 BEGINNING         ENDING           EXPENSES
                                               ACCOUNT VALUE    ACCOUNT VALUE      PAID DURING   ANNUALIZED
                                                AUG. 1, 2005    JAN. 31, 2006     THE PERIOD(a) EXPENSE RATIO
Class D
   Actual(b)                                       $1,000         $1,042.90         $3.18(c)        .61%
   Hypothetical (5% return before expenses)        $1,000         $1,022.37         $3.14(c)        .61%
Class E
   Actual(b)                                       $1,000         $1,045.40         $1.88(c)        .36%
   Hypothetical (5% return before expenses)        $1,000         $1,023.64         $1.86(c)        .36%


(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 186/365 (to reflect the one-half year period).

(b) Based on the actual return for the six months ended Jan. 31, 2006:
    +4.29% for Class D and +4.54% for Class E.

(c) Effective Oct. 1, 2005, the Fund's Board of Directors approved a change to the fee schedule under the Administrative Services Agreement between Ameriprise Financial and the Fund. The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Jan. 31, 2007, unless sooner terminated at the discretion of the Board. Under this expense cap/fee waiver agreement, net expenses will not exceed 0.59% for Class D and 0.34% for Class E of the Fund's average daily net assets. In addition, on Feb. 15, 2006, shareholders approved a change to the Investment Management Services Agreement. If the revised fee schedules under the Administrative Services Agreement, the Investment Management Services Agreement and the cap/waiver agreement had been in place for the entire six-month period ended Jan. 31, 2006, the actual expenses paid would have been $3.07 for Class D and $1.77 for Class E; the hypothetical expenses paid would have been $3.04 for Class
    D and $1.75 for Class E.

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34   ---   RIVERSOURCE S&P 500 INDEX FUND   ---   2006 ANNUAL REPORT
------------------------------------------------------------------------------

BOARD MEMBERS AND OFFICERS
Shareholders elect a Board that oversees the Fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following is a list of the Fund's Board members. Each member oversees 87 RiverSource funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board. Under the current Board policy, members may serve until the end of the meeting following their 75th birthday, or the fifteenth anniversary of the first Board meeting they attended as members of the Board, whichever occurs first. This policy does not apply to Ms. Jones who may retire after her 75th birthday.

INDEPENDENT BOARD MEMBERS
--------------------------------------------------------------------------------------------------------------------
NAME,                      POSITION HELD WITH FUND       PRINCIPAL OCCUPATION            OTHER DIRECTORSHIPS
ADDRESS,                   AND LENGTH OF SERVICE         DURING PAST FIVE YEARS
AGE
--------------------------------------------------------------------------------------------------------------------
Kathleen Blatz             Board member                  Chief Justice, Minnesota
901 S. Marquette Ave.      since 2006                    Supreme Court, 1998-2005
Minneapolis, MN 55402
Age 51
--------------------------------------------------------------------------------------------------------------------
Arne H. Carlson            Board member                  Chair, Board Services
901 S. Marquette Ave.      since 1999                    Corporation (provides
Minneapolis, MN 55402                                    administrative services
Age 71                                                   to boards); former
                                                         Governor of Minnesota
--------------------------------------------------------------------------------------------------------------------
Patricia M. Flynn          Board member                  Trustee Professor of
901 S. Marquette Ave.      since 2004                    Economics and
Minneapolis, MN 55402                                    Management, Bentley
Age 55                                                   College; former Dean,
                                                         McCallum Graduate School
                                                         of Business, Bentley
                                                         College
--------------------------------------------------------------------------------------------------------------------
Anne P. Jones              Board member                  Attorney and Consultant
901 S. Marquette Ave.      since 1985
Minneapolis, MN 55402
Age 71
--------------------------------------------------------------------------------------------------------------------
Jeffrey Laikind            Board member                  Former Managing                 American Progressive
901 S. Marquette Ave.      since 2005                    Director, Shikiar Asset         Insurance
Minneapolis, MN 55402                                    Management
Age 70
--------------------------------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.      Board member                  President Emeritus and          Valmont Industries, Inc.
901 S. Marquette Ave.      since 2002                    Professor of Economics,         (manufactures irrigation
Minneapolis, MN 55402                                    Carleton College                systems)
Age 66
--------------------------------------------------------------------------------------------------------------------

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         RIVERSOURCE S&P 500 INDEX FUND   ---   2006 ANNUAL REPORT   ---  35
------------------------------------------------------------------------------




INDEPENDENT BOARD MEMBERS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------------
NAME,                                  POSITION HELD WITH FUND       PRINCIPAL OCCUPATION            OTHER DIRECTORSHIPS
ADDRESS,                               AND LENGTH OF SERVICE         DURING PAST FIVE YEARS
AGE
--------------------------------------------------------------------------------------------------------------------------------
Catherine James Paglia                 Board member                  Director, Enterprise            Strategic Distribution,
901 S. Marquette Ave.                  since 2004                    Asset Management, Inc.          Inc. (transportation,
Minneapolis, MN 55402                                                (private real estate and        distribution and
Age 53                                                               asset management company)       logistics consultants)
--------------------------------------------------------------------------------------------------------------------------------
Vikki L. Pryor                         Board member                  President and Chief
901 S. Marquette Ave.                  since 2006                    Executive Officer, SBLI
Minneapolis, MN 55402                                                USA Mutual Life
Age 52                                                               Insurance Company, Inc.
                                                                     since 1999
--------------------------------------------------------------------------------------------------------------------------------
Alan K. Simpson                        Board member                  Former three-term United
1201 Sunshine Ave.                     since 1997                    States Senator for
Cody, WY 82414                                                       Wyoming
Age 74
--------------------------------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby                   Board member                  Chief Executive Officer,        Hybridon, Inc.
901 S. Marquette Ave.                  since 2002                    RiboNovix, Inc. since           (biotechnology); American
Minneapolis, MN 55402                                                2003 (biotechnology);           Healthways, Inc. (health
Age 61                                                               former President,               management programs)
                                                                     Forester Biotech
--------------------------------------------------------------------------------------------------------------------------------

BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*

--------------------------------------------------------------------------------------------------------------------------------
NAME,                                  POSITION HELD WITH FUND       PRINCIPAL OCCUPATION           OTHER DIRECTORSHIPS
ADDRESS,                               AND LENGTH OF SERVICE         DURING PAST FIVE YEARS
AGE
--------------------------------------------------------------------------------------------------------------------------------
William F. Truscott                    Board member                  President - U.S. Asset
53600 Ameriprise Financial Center      since 2001,                   Management and Chief
Minneapolis, MN 55474                  Vice President                Investment Officer,
Age 45                                 since 2002                    Ameriprise Financial,
                                                                     Inc. and President,
                                                                     Chairman of the Board
                                                                     and Chief Investment
                                                                     Officer, RiverSource
                                                                     Investments, LLC since
                                                                     2005; Senior Vice
                                                                     President - Chief
                                                                     Investment Officer,
                                                                     Ameriprise Financial,
                                                                     Inc. and Chairman of
                                                                     the Board and Chief
                                                                     Investment Officer,
                                                                     RiverSource Investments,
                                                                     LLC, 2001-2005; former
                                                                     Chief Investment Officer
                                                                     and Managing Director,
                                                                     Zurich Scudder
                                                                     Investments


* Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments.

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36   ---   RIVERSOURCE S&P 500 INDEX FUND   ---   2006 ANNUAL REPORT
------------------------------------------------------------------------------

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the Fund's other officers are:

FUND OFFICERS

NAME,                                 POSITION HELD
ADDRESS,                              WITH FUND AND                 PRINCIPAL OCCUPATION
AGE                                   LENGTH OF SERVICE             DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------
Jeffrey P. Fox                        Treasurer since 2002          Vice President - Investment Accounting, Ameriprise
105 Ameriprise Financial Center                                     Financial, Inc., since 2002; Vice President - Finance,
Minneapolis, MN 55474                                               American Express Company, 2000-2002; Vice President -
Age 50                                                              Corporate Controller, Ameriprise Financial, Inc.,
                                                                    1996-2000
-----------------------------------------------------------------------------------------------------------------------------
Paula R. Meyer                        President since 2002          Senior Vice President - Mutual Funds, Ameriprise
596 Ameriprise Financial Center                                     Financial, Inc., since 2002 and Senior Vice President,
Minneapolis, MN 55474                                               RiverSource Investments, LLC since 2004; Vice President
Age 51                                                              and Managing Director - American Express Funds,
                                                                    Ameriprise Financial, Inc., 2000-2002; Vice President,
                                                                    Ameriprise Financial, Inc., 1998-2000
-----------------------------------------------------------------------------------------------------------------------------
Leslie L. Ogg                         Vice President,               President of Board Services Corporation
901 S. Marquette Ave.                 General Counsel, and
Minneapolis, MN 55402                 Secretary since 1978
Age 67
-----------------------------------------------------------------------------------------------------------------------------
Beth E. Weimer                        Chief Compliance              Vice President and Chief Compliance Officer, Ameriprise
172 Ameriprise Financial Center       Officer since 2004            Financial, Inc., since 2001 and Chief Compliance
Minneapolis, MN 55474                                               Officer, RiverSource Investments, LLC since 2005; Vice
Age 53                                                              President and Chief Compliance Officer - Asset
                                                                    Management and Insurance, Ameriprise Financial
                                                                    Services, Inc., since 2001; Partner, Arthur Andersen
                                                                    Regulatory Risk Services, 1998-2001
-----------------------------------------------------------------------------------------------------------------------------

The SAI has additional information about the Fund's directors and is available, without charge, upon request by calling (800) 862-7919.

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         RIVERSOURCE S&P 500 INDEX FUND   ---   2006 ANNUAL REPORT   ---  37
------------------------------------------------------------------------------

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

RiverSource Investments, LLC (RiverSource), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial, formerly American Express Financial Corporation), serves as the investment manager to the Fund. Under an investment management services agreement (the IMS Agreement), the investment manager provides investment advice and other services to the Fund. Throughout the year, the Fund's Board of Directors (the Board) and the Board's Investment Review and Contracts Committees monitor these services.

Ameriprise Financial had served as investment manager to the Fund until Sept. 29, 2005. On that date, and pursuant to the consent of the Board, Ameriprise Financial transferred its rights, title, and interest and its burdens and obligations under the IMS Agreement to RiverSource, its wholly-owned subsidiary.

Each year, the Board determines whether to continue the IMS Agreement by evaluating the quality and level of services received and the costs associated with those services. To assist the Board in making this determination, the investment manager prepares detailed reports for the Board and its Contracts Committee in March and April and provides data prepared by independent organizations. The Board gives considerable weight to the work, deliberations and conclusions of the Contracts and Investment Review Committees in determining whether to continue the IMS Agreement.

BACKGROUND
This past year, prior to the Board's annual review process, on Feb. 1, 2005, American Express Company, the former parent of Ameriprise Financial, announced its intention to pursue a spin-off of Ameriprise Financial by distributing shares of the common stock of Ameriprise Financial to shareholders of American Express Company. Following this announcement, the Board determined to proceed with its annual review process and, after thorough review of the reports and data provided, at a meeting held in person on April 14, 2005, the Board, including all of its independent members, determined that the quality and level of advisory services provided pursuant to the IMS Agreement were satisfactory and that fees were fair and reasonable. However, in light of the announced plans of the spin-off, the Board approved continuation of the IMS Agreement with Ameriprise Financial for only an interim period ending on the later of (i) the effective date of the spin-off; or (ii) the approval of a new IMS Agreement with Ameriprise Financial (or its subsidiary) by the shareholders of the Fund, but in no event for a period longer than one year.

During the course of the six-month period following the April 2005 meeting, the Board evaluated whether to approve new investment management services agreements for each of the funds within the Ameriprise Financial fund complex (together, the Funds) with post-spin Ameriprise Financial (or RiverSource). Independent counsel, Schulte Roth & Zabel LLP (Schulte), assisted the Boards in fulfilling their statutory and other responsibilities associated with the spin-off and the resulting consideration of new contracts, including the new IMS Agreement. The Board and its committees were provided with a wealth of written and oral information in this regard. Furthermore, in connection with the Board's considerations as to whether post-spin Ameriprise Financial, as an entity independent from American Express Company, would be capable of continuing to provide a high quality of services to the Funds,

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38   ---   RIVERSOURCE S&P 500 INDEX FUND   ---   2006 ANNUAL REPORT
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


the Board's independent members retained their own financial adviser, Credit Suisse First Boston LLC (CSFB), to assist them in analyzing the capital adequacy of post-spin Ameriprise Financial. (The costs of independent counsel and CSFB and of additional meetings of the Boards were borne by Ameriprise Financial as part of the commitment of the American Express Company to ensure a complete and thorough review of the proposed spin-off and its effect on the services provided by Ameriprise Financial and its subsidiaries.) At a meeting of the Board held on Sept. 8, 2005, the Board, including all of its independent members, approved, and recommended that shareholders approve, a proposed new IMS Agreement with RiverSource (the New IMS Agreement). At a meeting of the Fund's shareholders held on Feb. 15, 2006, shareholders approved the New IMS Agreement. The following section, "Board Considerations Related to the New IMS Agreement," provides a detailed discussion of the Board's considerations and determinations respecting the New IMS Agreement.

BOARD CONSIDERATIONS RELATED TO THE NEW IMS AGREEMENT
In carrying out its legal responsibilities associated with the consideration of the New IMS Agreement, the Board evaluated the following factors:

Nature, Extent and Quality of Services to be Provided by Post-Spin Ameriprise Financial (and Its Subsidiaries)

The Board recognized that only a few months had passed since its April 2005 conclusion that the nature, extent and quality of services provided by Ameriprise Financial were satisfactory and consistent with those that would be expected for a fund family of the size of the Funds and its determination to renew the IMS Agreement for the interim period. However, the Board also recognized the need to supplement this assessment with an evaluation of whether the spin-off or other factors would result in changes to the advisory services being provided under the current IMS Agreement.

The Board focused its evaluation on the following factors potentially impacting the nature, extent and quality of advisory services to be provided by Ameriprise Financial: (i) Ameriprise Financial's projected capital structure and capital adequacy as a stand-alone entity; (ii) its legal and regulatory risks; (iii) its ability to retain and attract personnel; and
(iv) its ability to successfully re-brand its products and services. Based on extensive presentations and reports by Ameriprise Financial, CSFB and Schulte, the Board concluded that the proposed capital structure (which includes certain indemnification commitments made by American Express Company) should enable RiverSource to continue to provide a high quality and level of advisory services to the Fund. In making this determination, the Board took into account representations by management of Ameriprise Financial that projected capital levels would allow Ameriprise Financial and RiverSource to meet legal and compliance responsibilities, build their distribution network, pursue technological upgrades, make capital commitments necessary to retain and attract key personnel devoted to legal and compliance responsibilities, portfolio management and distribution, and pursue smaller asset management acquisitions to help grow the asset management business. The Board accorded significant weight to CSFB's confirmation as to the reasonableness of the proposed capital structure. The Board also considered the fact that there were no expected departures of key personnel involved in the portfolio management, operations and marketing of the Funds as a result of the announcement of the spin-off.

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         RIVERSOURCE S&P 500 INDEX FUND   ---   2006 ANNUAL REPORT   ---  39
------------------------------------------------------------------------------

The Board concluded that, based on all of the materials and information provided, post-spin Ameriprise Financial (including RiverSource) would be in a position to continue to provide a high quality and level of advisory services to the Fund.

INVESTMENT PERFORMANCE
The Board next focused on investment performance. The Board reviewed reports documenting the Fund's performance over one-, three- and/or five-year periods, as well as the entire period during which its current portfolio manager has managed the Fund, and compared to relevant Lipper and market indices.

The Board took into account its determination in April 2005 that investment performance in 2004 was at median. The Board also considered that it had been receiving monthly performance reports for the Fund and that there had been no significant deviations from April's overall performance data.

COST OF SERVICES PROVIDED
The Board evaluated comparative fees and the costs of services under the current IMS Agreement and the New IMS Agreement, including fees charged by Ameriprise Financial (including RiverSource and other subsidiaries) to institutional clients. The Board observed that the proposed advisory fee changes are designed to work in tandem with proposed changes to administrative services fees and that advisory fees under the New IMS Agreement would decrease. The Board studied RiverSource's effort (i.e., its "pricing philosophy") to set substantially all Funds' total expense ratios at or below the median expense ratio of comparable mutual funds (as compiled by Lipper). It also noted that RiverSource has agreed to voluntarily impose expense caps or waivers to achieve this pricing objective whenever the expense ratio exceeded the median expense ratio by more than three basis points.

The Board next considered the expected profitability to Ameriprise Financial and RiverSource derived from their relationship with the Fund, recalling the April 2005 determination that the profitability level was appropriate. The Board noted that projected profitability of Ameriprise Financial would allow it to operate effectively and, at the same time, reinvest in RiverSource and its other asset management businesses. The Board also considered that the proposed changes in advisory fees and the mergers of certain other Funds would result in revenue gains to Ameriprise Financial, but that these increases would not materially alter profit margins due to expected increases in costs associated with the spin-off, particularly re-branding and separation. CSFB also reported that Ameriprise Financial's projected level of return on equity was generally reasonable in light of the returns on equity of its industry competitors. In evaluating profitability, the Board also considered the benefits Ameriprise Financial obtains through the use of commission dollars paid on portfolio transactions for the Fund and from other business relationships that result from managing the Fund. The Board also considered the fees charged by Ameriprise Financial (and its subsidiaries) to institutional clients as well as the fees paid to, and charged by, subadvisers, noting the differences in services provided in each case. In light of these considerations, the Board concluded that projected profitability levels were appropriate.

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40   ---   RIVERSOURCE S&P 500 INDEX FUND   ---   2006 ANNUAL REPORT
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


ECONOMIES OF SCALE
The Board also considered the "breakpoints" in fees that would be triggered as Fund net asset levels grew and the extent to which shareholders would benefit from such growth. The Board observed that the revised fee schedules under the proposed New IMS Agreement would continue to provide breakpoints similar to those in place pursuant to the current IMS Agreement. Accordingly, the Board concluded that the proposed New IMS Agreement provides adequate opportunity for shareholders to realize benefits as Fund assets grow.

OTHER CONSIDERATIONS
In addition, the Board accorded weight to the fact that, under the New IMS Agreement, RiverSource Investments is held to a higher standard of care than under the current IMS Agreement. The Board also noted Ameriprise Financial's commitment to a culture that adheres to ethical business practice, assigns accountability to senior management and seeks to identify conflicts and propose appropriate action to minimize the risks posed by the conflicts.

Furthermore, the Board recognized that it was not limited to considering management's proposed New IMS Agreement. In this regard, the Board evaluated the circumstances under which it would consider the retention of an investment adviser different from RiverSource Investments. The Board concluded, based on its consultation with independent counsel, that pursuing the retention of a different adviser was not necessary, primarily because, in its best judgment, Ameriprise Financial continues to be basically the same organization (from a functional and managerial standpoint), as it was prior to the spin-off. The Board reasoned that shareholders purchased shares of the Fund with an expectation that the current investment advisory organization would be servicing the Fund.

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         RIVERSOURCE S&P 500 INDEX FUND   ---   2006 ANNUAL REPORT   ---  41
------------------------------------------------------------------------------

PROXY VOTING
The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling (800) 862-7919; by looking at the website www.riversource.com/funds; or by searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling the Fund's administrator, Board Services Corporation, collect at (612) 330-9283; by looking at the website www.riversource.com/funds; or by searching the website of the SEC at www.sec.gov


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42   ---   RIVERSOURCE S&P 500 INDEX FUND   ---   2006 ANNUAL REPORT
------------------------------------------------------------------------------

RESULTS OF MEETING OF SHAREHOLDERS

RIVERSOURCE S&P 500 INDEX FUND

REGULAR MEETING OF SHAREHOLDERS HELD ON FEB. 15, 2006
(UNAUDITED)

A brief description of each proposal voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each proposal is set forth below. A vote is based on total dollar interest in a fund.

1.  ELECTION OF BOARD MEMBERS

KATHLEEN BLATZ
Affirmative                              115,420,421.33
Withhold                                  42,901,183.39
Abstain                                            0.00
TOTAL                                    158,321,604.72

ARNE H. CARLSON
Affirmative                              115,387,916.78
Withhold                                  42,933,687.94
Abstain                                            0.00
TOTAL                                    158,321,604.72

PATRICIA M. FLYNN
Affirmative                              115,453,873.88
Withhold                                  42,867,730.84
Abstain                                            0.00
TOTAL                                    158,321,604.72

ANNE P. JONES
Affirmative                              115,403,571.73
Withhold                                  42,918,032.99
Abstain                                            0.00
TOTAL                                    158,321,604.72

JEFFREY LAIKIND
Affirmative                              115,345,536.00
Withhold                                  42,976,068.72
Abstain                                            0.00
TOTAL                                    158,321,604.72

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         RIVERSOURCE S&P 500 INDEX FUND   ---   2006 ANNUAL REPORT   ---  43
------------------------------------------------------------------------------

STEPHEN R. LEWIS, JR.
Affirmative                              115,392,868.68
Withhold                                  42,928,736.04
Abstain                                            0.00
TOTAL                                    158,321,604.72

CATHERINE JAMES PAGLIA
Affirmative                              115,446,611.28
Withhold                                  42,874,993.44
Abstain                                            0.00
TOTAL                                    158,321,604.72

VIKKI L. PRYOR
Affirmative                              115,495,960.62
Withhold                                  42,825,644.10
Abstain                                            0.00
TOTAL                                    158,321,604.72

ALAN K. SIMPSON
Affirmative                              115,399,999.88
Withhold                                  42,921,604.84
Abstain                                            0.00
TOTAL                                    158,321,604.72

ALISON TAUNTON-RIGBY
Affirmative                              115,434,482.76
Withhold                                  42,887,121.96
Abstain                                            0.00
TOTAL                                    158,321,604.72

WILLIAM F. TRUSCOTT
Affirmative                              115,540,754.83
Withhold                                  42,780,849.89
Abstain                                            0.00
TOTAL                                    158,321,604.72


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44  ---   RIVERSOURCE S&P 500 INDEX FUND   ---   2006 ANNUAL REPORT
------------------------------------------------------------------------------

2. AMEND THE ARTICLES OF INCORPORATION TO PERMIT THE BOARD TO ESTABLISH THE MINIMUM ACCOUNT VALUE AND TO CHANGE THE NAME OF THE CORPORATION

Affirmative                              113,613,485.63
Against                                    2,874,660.52
Abstain                                   41,833,458.57
Broker Non-votes                                   0.00
TOTAL                                    158,321,604.72

3. APPROVE AN INVESTMENT MANAGEMENT SERVICES AGREEMENT WITH RIVERSOURCE INVESTMENTS, LLC

Affirmative                              113,068,811.30
Against                                    2,254,939.56
Abstain                                   42,997,853.86
Broker Non-votes                                   0.00
TOTAL                                    158,321,604.72

4.  APPROVE CHANGES IN FUNDAMENTAL INVESTMENT POLICIES

A. LENDING
Affirmative                              113,990,751.78
Against                                    2,463,853.47
Abstain                                   41,866,999.47
Broker Non-votes                                   0.00
TOTAL                                    158,321,604.72

B. BORROWING
Affirmative                              114,152,593.50
Against                                    2,061,389.45
Abstain                                   42,107,621.77
Broker Non-votes                                   0.00
TOTAL                                    158,321,604.72

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         RIVERSOURCE S&P 500 INDEX FUND   ---   2006 ANNUAL REPORT   ---  45
------------------------------------------------------------------------------

[RIVERSOURCE INVESTMENTS LOGO]

RIVERSOURCE INVESTMENTS
200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

This report must be accompanied or preceded by the Fund's current prospectus. RiverSource Funds are managed by RiverSource Investments, LLC and distributed by Ameriprise Financial Services, Inc., Member NASD.
Both companies are part of Ameriprise Financial, Inc.

Item 2. (a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. A copy of the code of ethics is filed as an exhibit to this form N-CSR.

         (b) During the period covered by this report, there were not any amendments to the provisions of the code of ethics adopted in 2(a) above.

         (c) During the period covered by this report, there were not any implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a).

Item 3. The Registrant's board of directors has determined that independent directors Jeffrey Laikind and Anne P. Jones, each qualify as audit committee financial experts.

Item 4.  Principal Accountant Fees and Services.

Fund - Related Fees*

(a) Audit Fees. The fees paid for the years ended Jan. 31, to KPMG LLP for professional services rendered for the audits of the annual financial statements for AXP Market Advantage Series, Inc. were as follows:

                  2006 - $242,500;                       2005 - $96,807

(b) Audit - Related Fees. The fees paid for the years ended Jan. 31, to KPMG LLP for additional professional services rendered in connection with the registrant's security count pursuant to Rule 17f-2 for AXP Market Advantage Series, Inc. were as follows:

                   2006 - $657;                          2005 - $677

(c) Tax Fees. The fees paid for the years ended Jan. 31, to KPMG LLP for tax compliance related services for AXP Market Advantage Series, Inc. were as follows:

                   2006 - $21,699;                       2005 - $21,330

(d) All Other Fees. The fees paid for the years ended Jan. 31, to KPMG LLP for additional professional services rendered in connection with AXP S&P 500 Index Fund merger transactions for AXP Market Advantage Series, Inc. were as follows:

                   2006 - $548;                          2005 - None


(e) (1) Audit Committee Pre-Approval Policy. Pursuant to Sarbanes-Oxley pre-approval requirements, all services to be performed by KPMG LLP for the registrant and to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant must be pre-approved by the audit committee.

(e) (2) 100% of the services performed for items (b) through (d) above during 2006 and 2005 were pre-approved by the audit committee.

(f)      Not applicable.

(g) Non-Audit Fees. The fees paid for the years ended Jan. 31, by the registrant for non-audit services to KPMG LLP were as follows:

                   2006 - $109,247;                      2005 - $148,230

         The fees paid for the years ended Jan. 31, to KPMG LLP by the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were as follows:

                   2006 - $87,000;                       2005 - $126,900

(h) 100% of the services performed for item (g) above during 2006 and 2005 were pre-approved by the audit committee.

*2005 represents bills paid 2/1/04 - 1/31/05
 2006 represents bills paid 2/1/05 - 1/31/06

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

         (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

         (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

         (a)(1) Code of ethics as applies to the Registrant's principal executive officer and principal financial officer, as required to be disclosed under Item 2 of Form N-CSR, is attached as Ex. 99.CODE ETH.

         (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by
         Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

         (a)(3) Not applicable.

         (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  AXP Market Advantage Series, Inc.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          April 3, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          April 3, 2006


By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          April 3, 2006